UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-124048
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-07501
Amendment No. 40	☑
(Check appropriate box or boxes.)
Jefferson National Life Annuity Account G

(Exact Name of Registrant)
Jefferson National Life Insurance Company

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor®
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are not available in the State of New York.
This prospectus describes the Monument Advisor® Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.
If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see "Electronic Administration of Your Contract."
You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor® individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See "Fee Table - Optional ROP Enhanced Death Benefit Rider" for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading "Death Benefit." If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.
Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%
Optional ROP Enhanced Death Benefit Rider
The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.
	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2019.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 5.81%

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$634.93	$1,882.17	$3,099.85	$6,019.35
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$64.93	$203.69	$355.24	$798.12
(3)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$589.18	$1,751.81	$2,893.80	$5,660.86
(4)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$19.18	$60.34	$105.55	$239.03
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company
Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.
We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.
The Monument Advisor Variable Annuity Contract
This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.

Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment

Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolio do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for illustrations.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Moderate (Class P)
•	Nationwide Variable Insurance Trust – Nationwide VIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
ROP Enhanced Death Benefit Rider Fee
If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.
The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the "Fee Table."

Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.
The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	DFA Investment Dimensions Group, Inc. – DFA VA Global Moderate Allocation
•	DFA Investment Dimensions Group, Inc. – VA Equity Allocation
•	DFA Investment Dimensions Group, Inc. – VA Global Bond
•	DFA Investment Dimensions Group, Inc. – VA International Small
•	DFA Investment Dimensions Group, Inc. – VA International Value
•	DFA Investment Dimensions Group, Inc. – VA Short-Term Fixed
•	DFA Investment Dimensions Group, Inc. – VA US Large Value
•	DFA Investment Dimensions Group, Inc. – VA US Targeted Value
•	Dreyfus Stock Index Fund, Inc.
•	Nationwide Variable Insurance Trust – NVIT Bond Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT International Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)
•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)
•	Nationwide Variable Insurance Trust – NVIT Mid Cap Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT S&P 500 Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT Small Cap Index (Class Y)
•	Vanguard Variable Insurance Fund – Vanguard Balanced
•	Vanguard Variable Insurance Fund – Vanguard Capital Growth
•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation
•	Vanguard Variable Insurance Fund – Vanguard Diversified Value
•	Vanguard Variable Insurance Fund – Vanguard Equity Income
•	Vanguard Variable Insurance Fund – Vanguard Equity Index
•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index
•	Vanguard Variable Insurance Fund – Vanguard Growth
•	Vanguard Variable Insurance Fund – Vanguard High Yield Bond
•	Vanguard Variable Insurance Fund – Vanguard International
•	Vanguard Variable Insurance Fund – Vanguard Mid-Cap Index
•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation
•	Vanguard Variable Insurance Fund – Vanguard REIT Index
•	Vanguard Variable Insurance Fund – Vanguard Short-Term Investment Grade
•	Vanguard Variable Insurance Fund – Vanguard Small Company Growth
•	Vanguard Variable Insurance Fund – Vanguard Total Bond Market Index
•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index
•	Vanguard Variable Insurance Fund – Vanguard Total Stock Market Index
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical

Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust – Emerging Markets Value
•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Conservative ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Balanced ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Moderate Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Moderate Growth ETF (Class 1)
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.
Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts."
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit Amount During the Accumulation Period
Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy(Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.

Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.

Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:
(1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
(2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
(3)	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
(4)	the Annuity Option you select.
You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70½ prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the Contract will be distributed by December 31 of the tenth year following the Contract Owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also, a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;

•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts

(IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio: Class I-2 Shares
This Sub-Account is not available as an investment option for new Contracts issued on or after May 31, 2007
Contracts issued prior to May 31, 2007, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2020
Contracts issued prior to May 1, 2020, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B
This Sub-Account is not available as an investment option for new Contracts issued on or after February 3, 2013
Contracts issued prior to February 3, 2013, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is not available as an investment option for new Contracts issued on or after April 9, 2015
Contracts issued prior to April 9, 2015, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 (formerly, American Funds Insurance Series® - Mortgage Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide current income and preservation of capital.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL

American Funds Insurance Series® - Managed Risk Blue Chip Income and Growth Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - Managed Risk Growth Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	To provide growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk Growth-Income Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - Managed Risk International Fund: Class P2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Designation: MF
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks long-term growth of capital.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Columbia Funds Variable Insurance Trust - Columbia VP Select Smaller-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Insurance Trust - Columbia VP Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.

Columbia Funds Variable Series Trust II - Columbia VP Select Large-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Series Trust II - Columbia VP Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Designation: LCFF

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (formerly, Federated Insurance Series - Federated Kaufmann Fund II: Service Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high current income and, as a secondary objective, capital appreciation.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The funds seeks high total return.
Designation: FF
Fidelity Variable Insurance Products - VIP Target Volatility Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The funds seeks total return.
Designation: VOL

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series II Shares (formerly, Invesco - Invesco V.I. Value Opportunities Fund: Series II Shares)
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks long-term growth of capital.
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.

Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Growth: Class II
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (formerly, Janus Henderson VIT Balanced Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Insititutional Shares (formerly, Janus Henderson VIT Forty Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Global Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (formerly, Janus Henderson VIT Overseas Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares (formerly, Janus Henderson U.S. Low Volatility Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
Janus Henderson Research Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement US Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.

Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.

Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 1
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation

Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset All Authority Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - All Asset All Authority Portfolio: Institutional Class
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - PIMCO Global Diversified Allocation Portfolio: Administrative Class
This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Falling U.S. Dollar
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index®.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Government Money Market
This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Short Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Short Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP UltraBull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraMid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP UltraSmall-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Russell Investment Funds - Balanced Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Russell Investment Funds - Equity Growth Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide high long term capital appreciation.
Russell Investment Funds - Global Real Estate Securities Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and long term capital growth.
Russell Investment Funds - International Developed Markets Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.

Russell Investment Funds - Moderate Strategy Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide current income and moderate long term capital appreciation.
Russell Investment Funds - Strategic Bond Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide total return.
Russell Investment Funds - U.S. Small Cap Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Russell Investment Funds - U.S. Strategic Equity Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013
Investment Advisor:	Russell Investment Management, LLC
Investment Objective:	The Fund seeks to provide long term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:45 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to 200% of the performance of the Russell 2000® Index on a daily basis.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - U.S. Government Money Market Fund
This Sub-Account is no longer available to receive transfers or new purchase payments effective January 3, 2012
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide security of principal, high current income, and liquidity.

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: EC: 3:55 PM EST
SEI Insurance Products Trust -VP Balanced Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Conservative Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI Insurance Products Trust -VP Defensive Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
SEI Insurance Products Trust -VP Market Growth Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Market Plus Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Long-term capital appreciation.
SEI Insurance Products Trust -VP Moderate Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.

The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - FFI Strategies Portfolio (formerly, Third Avenue Variable Series Trust - Third Avenue Value Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is not available as an investment option for new Contracts issued on or after May 1, 2019
Contracts issued prior to May 1, 2019, with assets allocated to this Sub-Account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-Account provided the allocation to that Sub-Account is greater than $0. Once the allocation to this Sub-Account falls to $0, this Sub-account is no longer an investment option available under your Contract.
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Vanguard Variable Insurance Fund Small Company Growth Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.

Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.00%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 0.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 4, 2005 unless otherwise noted.
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB VARIABLE PRODUCTS SERIES FUND, INC.:
AB Dynamic Asset Allocation Portfolio (inception November 16, 2012)
Beginning AUV	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	$10.190	N/A	N/A
Ending AUV	$15.207	$13.196	$14.242	$12.458	$12.052	$12.211	$11.718	$10.469	N/A	N/A
Ending number of AUs (000s)	19	22	42	38	120	86	33	0	N/A	N/A
Global Thematic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	$10.011
Ending AUV	$18.921	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451
Ending number of AUs (000s)	62	40	99	25	33	21	32	32	8	0
Growth and Income Portfolio (inception May 1, 2006)
Beginning AUV	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415
Ending AUV	$27.680	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517
Ending number of AUs (000s)	546	487	518	511	444	421	331	173	80	42
International Growth Portfolio (inception May 1, 2008)
Beginning AUV	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381
Ending AUV	$11.528	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312
Ending number of AUs (000s)	52	69	329	159	148	168	150	86	77	64
International Value Portfolio (inception May 1, 2008)
Beginning AUV	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509
Ending AUV	$8.197	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789
Ending number of AUs (000s)	208	309	247	227	197	183	261	77	60	54
Small Cap Growth Portfolio (inception May 1, 2006)
Beginning AUV	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405	$11.904	$8.715
Ending AUV	$38.116	$28.025	$28.339	$21.183	$19.944	$20.254	$20.684	$18.975	$12.405	$11.904
Ending number of AUs (000s)	21	22	30	41	52	64	82	112	117	47

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Small Mid Cap Value Portfolio (inception May 1, 2006)
Beginning AUV	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787
Ending AUV	$27.126	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389
Ending number of AUs (000s)	466	415	386	437	297	336	285	266	265	208
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception November 15, 2013)
Beginning AUV	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	$10.000	N/A	N/A	N/A
Ending AUV	$10.568	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	N/A	N/A	N/A
Ending number of AUs (000s)	1,201	598	507	650	274	152	41	N/A	N/A	N/A
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917
Ending AUV	$61.456	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149
Ending number of AUs (000s)	346	364	374	354	486	409	396	260	222	109
Large Cap Growth Portfolio
Beginning AUV	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838
Ending AUV	$37.184	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422
Ending number of AUs (000s)	112	162	77	89	101	161	169	106	75	71
Mid Cap Growth Portfolio
Beginning AUV	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886
Ending AUV	$31.610	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996
Ending number of AUs (000s)	87	65	63	56	38	66	70	35	44	87
Small Cap Growth Portfolio
Beginning AUV	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.897	$17.421	$13.904
Ending AUV	$44.386	$34.318	$33.832	$26.281	$24.738	$25.587	$25.475	$14.232	$16.867	$17.421
Ending number of AUs (000s)	5	6	6	6	6	12	13	14	14	18
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception May 1, 2013)
Beginning AUV	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	$9.850	N/A	N/A	N/A
Ending AUV	$10.146	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	N/A	N/A	N/A
Ending number of AUs (000s)	1,268	905	1,229	1,124	871	594	311	N/A	N/A	N/A
ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$10.916	$12.480	$9.987	$9.250	$9.250	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.265	$10.916	$12.480	$9.987	$9.250	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	82	66	69	49	26	N/A	N/A	N/A	N/A	N/A
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425
Ending AUV	$18.624	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706
Ending number of AUs (000s)	274	174	149	86	45	30	45	4	1	3
Morningstar Balanced ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214
Ending AUV	$17.305	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285
Ending number of AUs (000s)	732	765	730	714	652	398	281	235	247	242
Morningstar Conservative ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106
Ending AUV	$14.431	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751
Ending number of AUs (000s)	281	341	313	292	178	360	344	303	148	156

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Morningstar Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759
Ending AUV	$18.263	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973
Ending number of AUs (000s)	507	533	606	465	391	281	175	151	161	75
Morningstar Income and Growth ETF Asset Allocation Portfolio II (inception May 1, 2008)
Beginning AUV	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669
Ending AUV	$15.820	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527
Ending number of AUs (000s)	282	281	290	221	150	182	153	146	61	61
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275
Ending AUV	$26.168	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586
Ending number of AUs (000s)	437	470	485	369	262	122	129	133	70	78
VP Income & Growth Fund
Beginning AUV	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739
Ending AUV	$29.940	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117
Ending number of AUs (000s)	340	359	392	409	333	326	234	340	67	66
VP Inflation Protection Fund
Beginning AUV	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157
Ending AUV	$16.192	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777
Ending number of AUs (000s)	809	729	550	544	342	223	199	428	409	334
VP International Fund
Beginning AUV	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699
Ending AUV	$24.124	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387
Ending number of AUs (000s)	198	149	115	114	151	121	94	116	88	64
VP Large Company Value Fund (inception May 1, 2007)
Beginning AUV	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120
Ending AUV	$19.881	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901
Ending number of AUs (000s)	133	116	136	320	324	124	78	63	47	13
VP Mid Cap Value Fund (inception November 20, 2009)
Beginning AUV	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502
Ending AUV	$33.370	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524
Ending number of AUs (000s)	236	254	281	376	424	688	474	364	125	47
VP Ultra Fund (inception May 1, 2007)
Beginning AUV	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159
Ending AUV	$36.731	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632
Ending number of AUs (000s)	213	134	207	133	91	36	97	55	116	14
VP Value Fund
Beginning AUV	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659
Ending AUV	$30.291	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090
Ending number of AUs (000s)	407	397	458	524	368	415	266	187	195	181
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	$10.036	N/A	N/A	N/A
Ending AUV	$15.855	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	N/A	N/A	N/A
Ending number of AUs (000s)	2,554	2,245	1,727	1,259	1,101	345	14	N/A	N/A	N/A
Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	$10.023	N/A	N/A	N/A
Ending AUV	$17.647	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	N/A	N/A	N/A
Ending number of AUs (000s)	1,247	1,278	933	754	220	169	10	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Bond Fund (inception November 15, 2013)
Beginning AUV	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	$10.000	N/A	N/A	N/A
Ending AUV	$11.970	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	N/A	N/A	N/A
Ending number of AUs (000s)	1,297	743	537	293	670	572	7	N/A	N/A	N/A
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$9.564	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.249	$9.564	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	393	138	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Capital World Bond Fund (inception November 15, 2013)
Beginning AUV	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	$10.008	N/A	N/A	N/A
Ending AUV	$11.180	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	N/A	N/A	N/A
Ending number of AUs (000s)	270	236	195	159	118	53	1	N/A	N/A	N/A
Global Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.897	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.631	$8.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	424	101	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$8.844	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.929	$8.844	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	318	74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$8.758	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.494	$8.758	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	191	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth Fund (inception November 15, 2013)
Beginning AUV	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	$10.057	N/A	N/A	N/A
Ending AUV	$21.777	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	N/A	N/A	N/A
Ending number of AUs (000s)	2,270	2,076	1,909	1,044	664	203	10	N/A	N/A	N/A
Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	$10.043	N/A	N/A	N/A
Ending AUV	$19.506	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	N/A	N/A	N/A
Ending number of AUs (000s)	1,725	1,490	1,373	896	644	214	10	N/A	N/A	N/A
High-Income Bond Fund (inception November 15, 2013)
Beginning AUV	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	$10.009	N/A	N/A	N/A
Ending AUV	$12.840	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	N/A	N/A	N/A
Ending number of AUs (000s)	1,272	189	911	700	63	29	9	N/A	N/A	N/A
International Fund (inception November 15, 2013)
Beginning AUV	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	$10.079	N/A	N/A	N/A
Ending AUV	$14.089	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	N/A	N/A	N/A
Ending number of AUs (000s)	2,115	1,891	1,691	1,127	719	283	17	N/A	N/A	N/A
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.759	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.727	$8.759	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	499	236	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Managed Risk Asset Allocation Fund (inception November 15, 2013)
Beginning AUV	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	$10.034	N/A	N/A	N/A
Ending AUV	$14.385	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	N/A	N/A	N/A
Ending number of AUs (000s)	338	348	243	162	102	79	15	N/A	N/A	N/A
Managed Risk Blue Chip Income and Growth Fund (inception November 15, 2013)
Beginning AUV	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	$10.028	N/A	N/A	N/A
Ending AUV	$14.272	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	N/A	N/A	N/A
Ending number of AUs (000s)	165	203	223	114	32	59	2	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Managed Risk Growth Fund (inception November 15, 2013)
Beginning AUV	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	$10.054	N/A	N/A	N/A
Ending AUV	$16.656	$13.682	$13.733	$10.900	$10.632	$10.558	$10.374	N/A	N/A	N/A
Ending number of AUs (000s)	18	18	18	18	28	20	1	N/A	N/A	N/A
Managed Risk Growth-Income Fund (inception November 15, 2013)
Beginning AUV	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	$10.045	N/A	N/A	N/A
Ending AUV	$15.581	$13.110	$13.374	$11.108	$10.472	$10.867	$10.407	N/A	N/A	N/A
Ending number of AUs (000s)	3	3	3	3	22	41	4	N/A	N/A	N/A
Managed Risk International Fund (inception November 15, 2013)
Beginning AUV	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	$10.058	N/A	N/A	N/A
Ending AUV	$12.126	$10.308	$11.517	$8.949	$9.231	$9.875	$10.470	N/A	N/A	N/A
Ending number of AUs (000s)	4	4	4	4	6	10	0	N/A	N/A	N/A
Mortgage Fund (inception November 15, 2013)
Beginning AUV	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	$10.010	N/A	N/A	N/A
Ending AUV	$11.406	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	N/A	N/A	N/A
Ending number of AUs (000s)	722	841	291	251	583	39	0	N/A	N/A	N/A
New World Fund (inception July 31, 2015)
Beginning AUV	$11.060	$12.897	$9.993	$9.514	$10.050	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.246	$11.060	$12.897	$9.993	$9.514	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	2,480	2,217	1,214	530	125	N/A	N/A	N/A	N/A	N/A
U.S. Government\AAA Rated Securities Fund (inception May 1, 2018)
Beginning AUV	$10.282	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.811	$10.282	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	766	555	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio (inception (inception November 9, 2007)
Beginning AUV	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806
Ending AUV	$18.211	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862
Ending number of AUs (000s)	1,375	1,126	860	767	814	756	319	312	316	365
Equity Income Portfolio
Beginning AUV	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293
Ending AUV	$32.688	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272
Ending number of AUs (000s)	303	321	399	299	244	332	221	211	372	208
Fund Portfolio
Beginning AUV	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941
Ending AUV	$33.404	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662
Ending number of AUs (000s)	69	43	39	48	18	50	49	46	30	103
High Yield Portfolio
Beginning AUV	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417
Ending AUV	$23.623	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610
Ending number of AUs (000s)	187	50	134	151	125	147	237	187	158	205
Mid Cap Value Portfolio
Beginning AUV	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775
Ending AUV	$25.592	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703
Ending number of AUs (000s)	75	54	52	63	60	141	41	65	165	225
Strategic Income Portfolio (inception November 1, 2006)
Beginning AUV	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262
Ending AUV	$19.187	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657
Ending number of AUs (000s)	772	703	769	759	948	823	825	742	417	559

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund (inception November 18, 2011)
Beginning AUV	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991	N/A
Ending AUV	$28.404	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	N/A
Ending number of AUs (000s)	188	163	60	42	44	42	12	4	—	N/A
Advantage Large Cap Value V.I. Fund (inception November 18, 2011)
Beginning AUV	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033	N/A
Ending AUV	$26.019	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	N/A
Ending number of AUs (000s)	125	107	82	34	33	33	20	5	—	N/A
Capital Appreciation V.I. Fund (inception November 18, 2011)
Beginning AUV	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052	$9.949	N/A
Ending AUV	$31.436	$23.897	$23.399	$17.600	$17.624	$16.531	$15.228	$11.416	$10.052	N/A
Ending number of AUs (000s)	1	1	1	3	7	11	13	6	0	N/A
Equity Dividend V.I. Fund (inception November 18, 2011)
Beginning AUV	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013	N/A
Ending AUV	$25.062	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	N/A
Ending number of AUs (000s)	474	406	341	275	258	286	282	240	43	N/A
Global Allocation V.I. Fund (inception November 18, 2011)
Beginning AUV	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986	N/A
Ending AUV	$16.300	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	N/A
Ending number of AUs (000s)	1,090	1,249	1,306	1,396	1,242	1,298	736	247	21	N/A
High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	$10.042	N/A	N/A
Ending AUV	$16.096	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	N/A	N/A
Ending number of AUs (000s)	2,682	761	1,482	1,925	854	1,226	1,412	1,341	N/A	N/A
Large Cap Focus Growth V.I. Fund (inception November 18, 2011)
Beginning AUV	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972	N/A
Ending AUV	$34.838	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	N/A
Ending number of AUs (000s)	309	187	152	44	53	54	28	16	—	N/A
Total Return V.I. Fund (inception November 18, 2011)
Beginning AUV	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983	N/A
Ending AUV	$12.618	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	N/A
Ending number of AUs (000s)	1,133	1,167	1,107	885	718	664	266	33	—	N/A
U.S. Government Bond V.I. Fund (inception February 3, 2012)
Beginning AUV	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	$9.963	N/A	N/A
Ending AUV	$11.217	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	N/A	N/A
Ending number of AUs (000s)	163	263	111	200	131	59	11	3	N/A	N/A
THE BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272
Ending AUV	$37.494	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183
Ending number of AUs (000s)	989	1,037	932	838	557	622	438	165	126	98
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289
Ending AUV	$35.329	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962
Ending number of AUs (000s)	64	34	35	36	46	44	41	12	21	3

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY MELLON STOCK INDEX FUND
Beginning AUV	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$12.279	$ 12.052	$ 10.495
Ending AUV	$36.546	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$ 12.279	$ 12.052
Ending number of AUs (000s)	704	775	1,058	1,109	1,245	1,557	590	736	600	782
BNY MELLON VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$13.150	$15.808	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991
Ending AUV	$16.094	$13.150	$15.808	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525
Ending number of AUs (000s)	316	401	376	350	301	262	240	257	239	288
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund (inception May 1, 2014)
Beginning AUV	$12.170	$12.502	$11.235	$10.460	$10.730	$10.019	N/A	N/A	N/A	N/A
Ending AUV	$15.125	$12.170	$12.502	$11.235	$10.460	$10.730	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	209	107	104	43	31	3	N/A	N/A	N/A	N/A
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$12.170	$8.995	$9.082	$9.989	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.332	$8.297	$8.995	$9.082	$9.989	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	745	882	1,377	1,060	91	N/A	N/A	N/A	N/A	N/A
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009	N/A
Ending AUV	$25.692	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	N/A
Ending number of AUs (000s)	449	476	353	204	124	139	118	162	125	N/A
Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916	N/A
Ending AUV	$20.902	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	N/A
Ending number of AUs (000s)	139	106	130	295	318	169	215	47	9	N/A
Seligman Global Technology Portfolio II
Beginning AUV	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792
Ending AUV	$71.770	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174
Ending number of AUs (000s)	236	198	287	202	97	235	178	137	52	40
Strategic Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.952	$11.023	$10.409	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.071	$10.952	$11.023	$10.409	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	668	192	221	54	N/A	N/A	N/A	N/A	N/A	N/A
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025
Ending AUV	$5.383	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528
Ending number of AUs (000s)	401	283	294	310	276	463	372	240	77	45
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception August 27, 2010)
Beginning AUV	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903	$9.983
Ending AUV	$12.441	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903
Ending number of AUs (000s)	3,710	3,983	4,091	4,241	4,164	4,182	3,822	1,620	827	261

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VA International Small Portfolio (inception August 27, 2010)
Beginning AUV	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617	$10.132
Ending AUV	$22.310	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617
Ending number of AUs (000s)	914	1,025	980	934	974	992	1,119	451	255	86
VA International Value Portfolio (inception August 27, 2010)
Beginning AUV	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959	$10.181
Ending AUV	$16.099	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959
Ending number of AUs (000s)	1,637	1,775	1,833	1,742	1,763	1,796	1,608	691	376	64
VA Short-Term Fixed Portfolio (inception August 27, 2010)
Beginning AUV	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013	$9.990
Ending AUV	$10.829	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013
Ending number of AUs (000s)	1,931	1,912	1,850	1,922	2,175	2,141	1,601	796	419	58
VA U.S. Large Value Portfolio (inception August 27, 2010)
Beginning AUV	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484	$10.203
Ending AUV	$34.136	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484
Ending number of AUs (000s)	1,144	1,231	1,291	1,361	1,375	1,443	1,175	777	356	88
VA U.S. Targeted Value Portfolio (inception August 27, 2010)
Beginning AUV	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036	$10.256
Ending AUV	$30.655	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036
Ending number of AUs (000s)	793	804	839	877	877	943	961	494	272	39
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$11.413	$13.741	$12.296	$9.380	$10.030	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.577	$11.413	$13.741	$12.296	$9.380	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	670	528	483	645	20	N/A	N/A	N/A	N/A	N/A
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception May 3, 2010)
Beginning AUV	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	$10.001
Ending AUV	$14.274	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407
Ending number of AUs (000s)	4,426	5,475	4,810	5,371	2,789	3,055	3,160	1,240	749	281
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708
Ending AUV	$27.620	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727
Ending number of AUs (000s)	525	385	497	392	309	312	508	614	122	174
Kaufmann Fund II (inception November 1, 2006)
Beginning AUV	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537
Ending AUV	$33.759	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230
Ending number of AUs (000s)	153	143	100	80	147	49	52	36	44	49
Managed Volatility Fund II
Beginning AUV	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219
Ending AUV	$28.846	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817
Ending number of AUs (000s)	307	385	362	382	801	789	519	171	63	34
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception November 19, 2010)
Beginning AUV	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	$10.027
Ending AUV	$22.561	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529
Ending number of AUs (000s)	851	760	697	537	537	431	266	80	18	4

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Contrafund Portfolio (inception November 19, 2010)
Beginning AUV	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	$10.040
Ending AUV	$28.322	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643
Ending number of AUs (000s)	902	1,013	1,124	1,232	1,433	1,221	891	420	183	37
Disciplined Small Cap Portfolio (inception November 19, 2010)
Beginning AUV	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	$10.029
Ending AUV	$25.077	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862
Ending number of AUs (000s)	182	126	104	116	60	46	28	17	25	8
Dynamic Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$22.916	$24.164	$19.566	$19.056	$18.866	$17.049	$12.332	$10.087	$10.862	$10.075
Ending AUV	$29.749	$22.916	$24.164	$19.566	$19.059	$18.866	$17.049	$12.332	$10.087	$10.375
Ending number of AUs (000s)	2	2	2	2	2	2	17	22	0	0
Equity-Income Portfolio (inception November 19, 2010)
Beginning AUV	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	$10.017
Ending AUV	$25.697	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655
Ending number of AUs (000s)	157	123	213	136	129	175	153	68	25	0
Freedom Income Portfolio (inception May 1, 2016)
Beginning AUV	$10.787	$11.038	$10.187	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.042	$10.787	$11.038	$10.187	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	161	87	65	4	N/A	N/A	N/A	N/A	N/A	N/A
FundsManager 20% Portfolio Service (inception May 1, 2012)
Beginning AUV	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	$10.009	N/A	N/A
Ending AUV	$13.311	$12.084	$12.308	$11.483	$11.185	$11.204	$10.775	$10.217	N/A	N/A
Ending number of AUs (000s)	1	1	1	1	2	2	2	1	N/A	N/A
FundsManager 50% Portfolio Service (inception May 1, 2012)
Beginning AUV	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	$10.019	N/A	N/A
Ending AUV	$16.432	$13.962	$14.755	$12.916	$12.410	$12.412	$11.826	$10.314	N/A	N/A
Ending number of AUs (000s)	24	31	38	43	46	46	50	0	N/A	N/A
FundsManager 60% Portfolio Service (inception May 1, 2012)
Beginning AUV	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	$10.019	N/A	N/A
Ending AUV	$17.734	$14.747	$15.775	$13.510	$12.910	$12.875	$12.232	$10.332	N/A	N/A
Ending number of AUs (000s)	53	54	55	57	58	70	124	0	N/A	N/A
FundsManager 70% Portfolio Service (inception May 1, 2012)
Beginning AUV	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	$10.031	N/A	N/A
Ending AUV	$18.758	$15.307	$16.580	$13.940	$13.294	$13.256	$12.612	$10.377	N/A	N/A
Ending number of AUs (000s)	0	0	0	0	0	0	0	0	N/A	N/A
Growth Portfolio (inception November 19, 2010)
Beginning AUV	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	$10.040
Ending AUV	$35.547	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650
Ending number of AUs (000s)	390	357	499	216	289	245	166	97	41	26
Growth & Income Portfolio (inception November 19, 2010)
Beginning AUV	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	$10.034
Ending AUV	$28.905	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594
Ending number of AUs (000s)	100	132	139	144	119	109	79	58	4	—
Growth Opportunities Portfolio (inception November 19, 2010)
Beginning AUV	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	$10.114
Ending AUV	$44.686	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698
Ending number of AUs (000s)	686	247	139	61	70	47	74	47	1	—
High Income Portfolio (inception November 19, 2010)
Beginning AUV	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	$9.983
Ending AUV	$16.469	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065
Ending number of AUs (000s)	937	280	484	615	272	834	469	751	441	295

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
International Capital Appreciation Portfolio (inception November 19, 2010)
Beginning AUV	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	$10.021
Ending AUV	$22.048	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285
Ending number of AUs (000s)	890	805	584	402	206	143	174	130	18	6
Investment Grade Bond Portfolio (inception November 19, 2010)
Beginning AUV	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	$10.008
Ending AUV	$13.603	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951
Ending number of AUs (000s)	3,102	2,014	1,938	1,372	1,159	1,006	133	545	312	—
Mid Cap Portfolio (inception November 19, 2010)
Beginning AUV	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	$10.019
Ending AUV	$21.189	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337
Ending number of AUs (000s)	312	338	344	281	288	250	187	90	57	28
Overseas Portfolio (inception November 19, 2010)
Beginning AUV	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	$10.024
Ending AUV	$16.714	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215
Ending number of AUs (000s)	488	480	716	616	506	260	272	55	41	10
Real Estate Portfolio (inception November 19, 2010)
Beginning AUV	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	$10.053
Ending AUV	$23.275	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625
Ending number of AUs (000s)	496	522	528	547	507	572	332	222	187	26
Strategic Income Portfolio (inception November 19, 2010)
Beginning AUV	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	$9.992
Ending AUV	$14.559	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982
Ending number of AUs (000s)	2,268	2,138	2,403	1,885	1,616	1,150	768	568	648	18
Target Volatility Portfolio (inception May 1, 2013)
Beginning AUV	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	$9.933	N/A	N/A	N/A
Ending AUV	$15.597	$13.146	$13.984	$12.025	$11.446	$11.601	$10.971	N/A	N/A	N/A
Ending number of AUs (000s)	22	33	38	41	46	31	11	N/A	N/A	N/A
Value Portfolio (inception November 19, 2010)
Beginning AUV	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	$10.029
Ending AUV	$26.533	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650
Ending number of AUs (000s)	137	116	158	169	171	164	68	15	2	0
Value Strategies Portfolio (inception November 19, 2010)
Beginning AUV	$17.968	$21.779	$18.289	$16.737	$17.890	$16.231	$12.468	$9.812	$10.787	$10.033
Ending AUV	$24.095	$17.968	$21.779	$18.289	$16.737	$17.289	$16.231	$12.468	$9.812	$10.787
Ending number of AUs (000s)	1	1	2	3	6	10	23	16	1	0
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585
Ending AUV	$23.258	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997
Ending number of AUs (000s)	2,199	2,218	2,116	1,696	1,337	1,161	949	662	526	385
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund (inception November 14, 2008)
Beginning AUV	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875
Ending AUV	$25.896	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365
Ending number of AUs (000s)	123	156	176	179	231	159	149	116	86	55
Income II Fund (inception November 14, 2008)
Beginning AUV	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656
Ending AUV	$27.307	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386
Ending number of AUs (000s)	860	801	813	662	712	992	683	438	323	454

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Mutual Shares II Fund (inception November 14, 2008)
Beginning AUV	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457
Ending AUV	$28.666	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851
Ending number of AUs (000s)	101	153	175	200	173	140	204	170	161	117
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$12.808	$13.493	$11.192	$9.645	$9.980	N/A	N/A	N/A	N/A	N/A
Ending AUV	$16.553	$12.808	$13.493	$11.192	$9.645	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	490	449	354	367	4	N/A	N/A	N/A	N/A	N/A
Strategic Income II Fund (inception November 14, 2008)
Beginning AUV	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948
Ending AUV	$20.054	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361
Ending number of AUs (000s)	672	683	787	815	849	950	719	377	189	216
Templeton Global Bond II Fund (inception November 14, 2008)
Beginning AUV	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748
Ending AUV	$17.982	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590
Ending number of AUs (000s)	2,488	2,454	2,332	2,178	2,690	2,724	2,244	1,282	902	544
U.S. Government Securities II Fund (inception November 14, 2008)
Beginning AUV	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722
Ending AUV	$13.295	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289
Ending number of AUs (000s)	739	444	393	395	727	642	340	732	495	152
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation Fund (inception date November 15, 2013)
Beginning AUV	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	$10.043	N/A	N/A	N/A
Ending AUV	$12.636	$11.288	$11.800	$10.432	$9.998	$10.616	$10.213	N/A	N/A	N/A
Ending number of AUs (000s)	13	13	13	13	16	26	1	N/A	N/A	N/A
Multi-Strategy Alternatives Fund (inception May 1, 2014)
Beginning AUV	$9.990	$9.990	$9.990	$9.990	$9.990	$9.990	N/A	N/A	N/A	N/A
Ending AUV	$9.980	$9.189	$9.891	$9.407	$9.381	$9.863	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	240	238	485	141	140	85	N/A	N/A	N/A	N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
Beginning AUV	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	$9.996	N/A	N/A	N/A
Ending AUV	$12.670	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	N/A	N/A	N/A
Ending number of AUs (000s)	1,692	2,660	2,404	1,986	1,487	999	1,498	N/A	N/A	N/A
Global Managed Futures Strategy Fund (inception November 14, 2008)
Beginning AUV	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235
Ending AUV	$7.459	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909
Ending number of AUs (000s)	423	424	376	353	444	318	257	211	216	149
High Yield Fund (Series P) (inception November 19, 2010)
Beginning AUV	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	$10.000
Ending AUV	$16.467	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144
Ending number of AUs (000s)	548	432	872	1,558	54	58	578	434	32	39
Long Short Equity Fund
Beginning AUV	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302
Ending AUV	$17.337	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680
Ending number of AUs (000s)	128	146	159	113	155	64	13	15	21	36
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516
Ending AUV	$10.649	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042
Ending number of AUs (000s)	219	226	298	478	573	437	384	294	136	75

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rydex Banking Fund
Beginning AUV	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917
Ending AUV	$10.135	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558
Ending number of AUs (000s)	184	284	388	826	217	100	231	438	126	197
Rydex Basic Materials Fund
Beginning AUV	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580
Ending AUV	$23.910	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736
Ending number of AUs (000s)	39	36	223	167	34	49	29	107	23	158
Rydex Biotechnology Fund
Beginning AUV	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913
Ending AUV	$56.014	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295
Ending number of AUs (000s)	53	61	110	69	132	122	107	73	59	90
Rydex Commodities Strategy Fund (inception October 21, 2005)
Beginning AUV	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912
Ending AUV	$2.804	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387
Ending number of AUs (000s)	521	469	668	277	181	230	226	24	187	121
Rydex Consumer Products Fund
Beginning AUV	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064
Ending AUV	$34.038	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149
Ending number of AUs (000s)	256	187	145	135	322	421	48	82	273	73
Rydex Dow 2X Strategy Fund
Beginning AUV	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959
Ending AUV	$60.450	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915
Ending number of AUs (000s)	40	57	178	125	91	104	117	780	147	48
Rydex Electronics Fund
Beginning AUV	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436
Ending AUV	$37.302	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433
Ending number of AUs (000s)	101	30	109	73	11	72	11	56	1	65
Rydex Energy Fund
Beginning AUV	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280
Ending AUV	$11.262	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001
Ending number of AUs (000s)	316	157	163	225	61	39	63	41	68	127
Rydex Energy Services Fund
Beginning AUV	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916
Ending AUV	$5.571	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801
Ending number of AUs (000s)	169	30	45	67	41	23	43	42	43	168
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836
Ending AUV	$11.521	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776
Ending number of AUs (000s)	124	31	82	38	51	46	120	104	8	29
Rydex Financial Services Fund
Beginning AUV	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635
Ending AUV	$16.422	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588
Ending number of AUs (000s)	207	77	429	319	336	91	68	344	72	100
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596
Ending AUV	$21.485	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671
Ending number of AUs (000s)	110	219	111	272	137	458	96	127	470	35
Rydex Health Care Fund
Beginning AUV	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393
Ending AUV	$37.946	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164
Ending number of AUs (000s)	56	63	100	53	217	236	108	65	112	62

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rydex High Yield Strategy Fund (inception date October 31, 2014)
Beginning AUV	$11.787	$11.890	$11.126	$9.968	$10.040	$10.028	N/A	N/A	N/A	N/A
Ending AUV	$13.418	$11.787	$11.890	$11.126	$9.968	$10.040	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	152	60	66	79	7	0	N/A	N/A	N/A	N/A
Rydex Internet Fund
Beginning AUV	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343
Ending AUV	$48.082	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115
Ending number of AUs (000s)	28	31	33	78	135	35	103	28	23	101
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866
Ending AUV	$0.260	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089
Ending number of AUs (000s)	398	726	228	315	785	86	115	24	71	373
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619
Ending AUV	$3.337	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515
Ending number of AUs (000s)	309	549	622	214	211	217	613	245	40	119
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217
Ending AUV	$1.596	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392
Ending number of AUs (000s)	13	123	10	13	10	14	6	8	9	6
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902
Ending AUV	$0.955	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434
Ending number of AUs (000s)	53	3,144	46	335	118	71	48	195	138	66
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784
Ending AUV	$1.425	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910
Ending number of AUs (000s)	90	1,320	77	166	1,322	60	41	27	211	31
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924
Ending AUV	$1.959	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410
Ending number of AUs (000s)	176	676	139	134	404	106	233	101	45	86
Rydex Japan 2X Strategy Fund
Beginning AUV	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451
Ending AUV	$26.736	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094
Ending number of AUs (000s)	4	6	106	12	14	26	28	39	2	47
Rydex Leisure Fund
Beginning AUV	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522
Ending AUV	$31.217	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107
Ending number of AUs (000s)	98	10	157	167	193	102	194	49	48	31
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659
Ending AUV	$42.243	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286
Ending number of AUs (000s)	9	10	8	35	2	53	190	49	20	120
Rydex NASDAQ-100® Fund
Beginning AUV	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646
Ending AUV	$57.128	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984
Ending number of AUs (000s)	307	171	318	202	571	512	254	100	177	153
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242
Ending AUV	$160.244	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022
Ending number of AUs (000s)	274	223	243	343	270	263	200	43	149	237

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rydex Nova Fund
Beginning AUV	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277
Ending AUV	$41.742	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930
Ending number of AUs (000s)	333	473	769	444	342	454	542	179	194	257
Rydex Precious Metals Fund
Beginning AUV	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368
Ending AUV	$13.573	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742
Ending number of AUs (000s)	297	287	1,055	312	249	156	151	240	199	236
Rydex Real Estate Fund
Beginning AUV	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644
Ending AUV	$21.695	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793
Ending number of AUs (000s)	49	259	75	84	102	269	93	129	143	255
Rydex Retailing Fund
Beginning AUV	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264
Ending AUV	$31.341	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844
Ending number of AUs (000s)	14	95	129	75	148	39	94	35	71	11
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903
Ending AUV	$33.717	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273
Ending number of AUs (000s)	2	19	24	34	27	66	95	22	48	132
Rydex Russell 2000® 2X Strategy Fund (inception November 1, 2006)
Beginning AUV	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174
Ending AUV	$20.707	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189
Ending number of AUs (000s)	116	33	136	172	58	173	70	85	49	162
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617
Ending AUV	$50.687	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303
Ending number of AUs (000s)	334	179	109	125	367	452	94	55	564	126
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374
Ending AUV	$35.588	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971
Ending number of AUs (000s)	188	183	173	154	255	211	172	134	231	190
Rydex S&P 500 Pure Value Fund
Beginning AUV	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461
Ending AUV	$28.598	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383
Ending number of AUs (000s)	107	157	265	162	182	367	403	163	59	202
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061
Ending AUV	$32.004	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316
Ending number of AUs (000s)	35	56	64	59	159	131	132	67	159	374
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098
Ending AUV	$26.766	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332
Ending number of AUs (000s)	34	39	148	140	76	100	45	68	42	110
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781
Ending AUV	$30.748	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520
Ending number of AUs (000s)	116	77	84	182	104	153	198	40	252	190
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788
Ending AUV	$21.027	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245
Ending number of AUs (000s)	143	95	209	196	99	79	198	98	62	157

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Rydex Strengthening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343
Ending AUV	$8.769	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012
Ending number of AUs (000s)	64	229	26	290	101	287	55	51	474	132
Rydex Technology Fund
Beginning AUV	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536
Ending AUV	$40.225	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924
Ending number of AUs (000s)	149	119	216	209	202	47	210	74	50	71
Rydex Telecommunications Fund
Beginning AUV	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461
Ending AUV	$16.107	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979
Ending number of AUs (000s)	89	78	132	184	30	21	6	38	18	63
Rydex Transportation Fund
Beginning AUV	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716
Ending AUV	$30.413	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302
Ending number of AUs (000s)	47	12	102	155	58	187	178	147	55	49
Rydex U. S. Government Money Market Fund
Beginning AUV	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085	$11.085	$11.608
Ending AUV	$11.249	$11.152	$11.088	$11.086	$11.086	$11.086	$11.086	$11.086	$11.085	$11.085
Ending number of AUs (000s)	144	157	194	228	250	298	578	744	4,973	5,552
Rydex Utilities Fund
Beginning AUV	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608
Ending AUV	$30.106	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407
Ending number of AUs (000s)	150	372	182	189	229	445	58	172	408	98
Rydex Weakening Dollar 2X Strategy Fund (inception October 21, 2005)
Beginning AUV	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493
Ending AUV	$6.617	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792
Ending number of AUs (000s)	25	18	17	18	46	2	1	8	9	20
Large Cap Value Fund (Series B) (inception November 19, 2010)
Beginning AUV	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185	$10.596	$10.045
Ending AUV	$25.017	$20.537	$22.699	$19.600	$16.144	$17.009	$15.538	$11.775	$10.185	$10.596
Ending number of AUs (000s)	1	2	2	2	2	3	3	3	—	—
Small Cap Value Fund (Series Q) (inception November 19, 2010)
Beginning AUV	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	$10.032
Ending AUV	$22.039	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919
Ending number of AUs (000s)	29	36	40	77	43	47	57	54	13	5
StylePlus Large Growth Fund (Series Y) (inception November 19, 2010)
Beginning AUV	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	$10.032
Ending AUV	$31.715	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518
Ending number of AUs (000s)	58	47	56	62	77	66	53	54	—	—
StylePlus Mid Growth Fund (Series J) (inception November 19, 2010)
Beginning AUV	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	$10.074
Ending AUV	$28.981	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626
Ending number of AUs (000s)	51	59	61	55	54	47	40	35	29	—
StylePlus Small Growth Fund (Series X) (inception November 19, 2010)
Beginning AUV	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724	$10.938	$10.052
Ending AUV	$28.421	$22.614	$25.212	$20.601	$18.158	$18.396	$16.908	$11.963	$10.724	$10.938
Ending number of AUs (000s)	0	0	0	0	0	0	1	3	4	1
U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
Beginning AUV	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	$10.008
Ending AUV	$14.782	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908
Ending number of AUs (000s)	3,693	3,457	3,294	2,588	2,305	1,393	199	6	5	—

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
World Equity Income Fund (Series D) (inception November 19, 2010)
Beginning AUV	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708	$10.343	$10.020
Ending AUV	$17.882	$14.730	$16.040	$13.941	$12.630	$12.715	$12.109	$10.151	$8.708	$10.343
Ending number of AUs (000s)	6	13	14	14	23	26	10	70	3	1
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. Conservative Balanced Fund (inception November 18, 2011)
Beginning AUV	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081	$9.991	N/A
Ending AUV	$17.540	$14.964	$15.840	$14.540	$13.852	$13.774	$12.752	$11.302	$10.081	N/A
Ending number of AUs (000s)	2	8	8	8	8	9	10	9	—	N/A
Invesco Oppenheimer V.I. Global Fund
Beginning AUV	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	$9.993	N/A
Ending AUV	$25.330	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	N/A
Ending number of AUs (000s)	672	602	662	585	518	296	270	71	1	N/A
Invesco Oppenheimer V.I. Global Strategic Income Fund
Beginning AUV	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	$10.000	N/A
Ending AUV	$13.453	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	N/A
Ending number of AUs (000s)	193	183	179	154	124	115	43	973	1	N/A
Invesco Oppenheimer. V.I. International Growth Fund
Beginning AUV	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000	N/A
Ending AUV	$18.753	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	N/A
Ending number of AUs (000s)	1,068	972	1,035	892	801	618	406	65	—	N/A
Invesco Oppenheimer V.I. Main Street® Fund
Beginning AUV	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020	N/A
Ending AUV	$28.691	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	N/A
Ending number of AUs (000s)	137	121	369	150	153	98	123	51	—	N/A
Invesco Oppenheimer V.I. Total Return Bond Fund
Beginning AUV	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987	N/A
Ending AUV	$13.848	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	N/A
Ending number of AUs (000s)	291	171	237	141	342	161	31	235	1	N/A
Balanced Risk Allocation Fund (inception May 1, 2012)
Beginning AUV	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	$10.008	N/A	N/A
Ending AUV	$13.973	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	N/A	N/A
Ending number of AUs (000s)	628	607	275	282	214	445	449	314	N/A	N/A
Comstock Fund (inception November 19, 2010)
Beginning AUV	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	$10.000
Ending AUV	$26.174	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512
Ending number of AUs (000s)	142	175	118	115	170	238	211	25	16	—
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625
Ending AUV	$25.442	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640
Ending number of AUs (000s)	82	53	84	95	46	63	58	65	69	39
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$10.636	$10.894	$10.244	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.812	$10.636	$10.894	$10.244	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	976	412	530	43	N/A	N/A	N/A	N/A	N/A	N/A
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	$9.993	N/A
Ending AUV	$23.819	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	N/A
Ending number of AUs (000s)	739	772	835	1,090	405	321	220	119	52	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Equity and Income Fund (inception November 19, 2010)
Beginning AUV	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	$10.015
Ending AUV	$21.513	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423
Ending number of AUs (000s)	586	656	474	513	381	386	171	38	13	3
Global Real Estate Fund
Beginning AUV	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491
Ending AUV	$24.981	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504
Ending number of AUs (000s)	890	787	681	553	500	402	269	239	158	159
Government Money Market Fund (inception May 1, 2012)
Beginning AUV	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	$10.000	N/A	N/A
Ending AUV	$10.424	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	N/A	N/A
Ending number of AUs (000s)	26,817	53,554	31,307	27,104	37,441	28,085	13,987	8,034	N/A	N/A
Government Securities Fund (inception November 9, 2007)
Beginning AUV	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373
Ending AUV	$14.849	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987
Ending number of AUs (000s)	412	491	666	670	417	293	123	83	208	47
Growth and Income Fund (inception November 19, 2010)
Beginning AUV	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	$10.017
Ending AUV	$25.264	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575
Ending number of AUs (000s)	149	155	163	194	101	131	153	53	38	—
Health Care Fund
Beginning AUV	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094
Ending AUV	$38.073	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735
Ending number of AUs (000s)	72	55	41	52	104	162	41	13	26	22
High Yield Fund
Beginning AUV	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301
Ending AUV	$24.430	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106
Ending number of AUs (000s)	272	151	335	1,066	148	282	312	267	1,441	403
International Growth Fund (inception November 9, 2007)
Beginning AUV	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796
Ending AUV	$14.797	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799
Ending number of AUs (000s)	391	424	631	755	677	576	607	578	309	237
Mid Cap Core Equity Fund
Beginning AUV	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333
Ending AUV	$26.659	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032
Ending number of AUs (000s)	142	147	163	153	137	127	86	62	45	43
Technology Fund
Beginning AUV	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057
Ending AUV	$41.610	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625
Ending number of AUs (000s)	113	103	105	13	122	36	15	14	7	8
Value Opportunities Fund
Beginning AUV	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279	$9.605	$8.981
Ending AUV	$20.062	$15.418	$19.117	$16.308	$13.829	$15.478	$14.549	$10.917	$9.279	$9.605
Ending number of AUs (000s)	1	1	1	1	8	9	12	11	1	0
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception November 20, 2009)
Beginning AUV	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958
Ending AUV	$17.255	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822
Ending number of AUs (000s)	258	342	328	581	813	1,008	1,025	552	651	465

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Balanced Portfolio (inception November 20, 2009)
Beginning AUV	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036
Ending AUV	$24.159	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753
Ending number of AUs (000s)	111	113	220	238	281	480	95	55	32	22
Corporate Bond Portfolio (inception November 20, 2009)
Beginning AUV	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910
Ending AUV	$14.539	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508
Ending number of AUs (000s)	338	116	138	116	110	50	29	42	18	52
Energy Portfolio (inception November 20, 2009)
Beginning AUV	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395
Ending AUV	$8.327	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677
Ending number of AUs (000s)	219	178	175	282	193	158	115	92	42	27
Global Bond Portfolio (inception November 19, 2010)
Beginning AUV	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	$9.999
Ending AUV	$12.876	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996
Ending number of AUs (000s)	103	130	155	92	47	43	25	64	9	—
Global Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211	$11.763	$10.108
Ending AUV	$23.785	$19.314	$21.868	$18.923	$17.693	$18.064	$16.446	$12.689	$11.211	$11.763
Ending number of AUs (000s)	6	7	8	9	11	14	16	16	65	17
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810	$11.564	$10.272
Ending AUV	$39.821	$29.155	$28.504	$22.038	$21.771	$20.315	$18.169	$13.315	$11.810	$11.564
Ending number of AUs (000s)	1	1	1	1	2	2	6	10	8	5
High Income Portfolio (inception November 20, 2009)
Beginning AUV	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268
Ending AUV	$20.916	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793
Ending number of AUs (000s)	830	716	677	1,335	488	822	3,121	449	121	35
Limited-Term Bond Portfolio (inception January 20, 2013)
Beginning AUV	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	$10.004	N/A	N/A	N/A
Ending AUV	$10.997	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	N/A	N/A	N/A
Ending number of AUs (000s)	326	380	328	342	364	92	59	N/A	N/A	N/A
Mid Cap Growth Portfolio (inception November 20, 2009)
Beginning AUV	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482
Ending AUV	$38.178	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790
Ending number of AUs (000s)	232	228	207	183	178	194	179	102	114	69
Natural Resources Portfolio (inception November 19, 2010)
Beginning AUV	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	$10.123
Ending AUV	$6.909	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076
Ending number of AUs (000s)	152	141	195	227	110	115	106	95	39	5
Science and Technology Portfolio (inception November 20, 2009)
Beginning AUV	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693
Ending AUV	$43.138	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056
Ending number of AUs (000s)	169	121	157	153	320	268	302	41	32	25
Value Portfolio (inception November 20, 2009)
Beginning AUV	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109
Ending AUV	$27.947	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000
Ending number of AUs (000s)	73	36	19	45	62	61	89	41	47	50

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio (inception May 1, 2007)
Beginning AUV	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113
Ending AUV	$27.901	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045
Ending number of AUs (000s)	1,766	1,760	1,609	1,622	1,532	1,173	740	520	533	534
Enterprise Portfolio (inception May 1, 2006)
Beginning AUV	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488
Ending AUV	$45.681	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199
Ending number of AUs (000s)	1,259	1,030	977	819	570	403	274	246	190	176
Forty Portfolio (inception May 1, 2007)
Beginning AUV	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458
Ending AUV	$38.576	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163
Ending number of AUs (000s)	307	254	354	338	611	121	150	150	129	168
Global Research Portfolio (inception May 1, 2006)
Beginning AUV	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343
Ending AUV	$23.552	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823
Ending number of AUs (000s)	271	160	157	73	74	64	85	33	43	23
Mid Cap Value Portfolio (inception May 1, 2007)
Beginning AUV	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655
Ending AUV	$24.425	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167
Ending number of AUs (000s)	720	689	579	833	450	500	492	501	509	439
Overseas Portfolio (inception May 1, 2006)
Beginning AUV	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894
Ending AUV	$15.208	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157
Ending number of AUs (000s)	419	308	262	155	297	355	386	454	525	584
Research Portfolio (inception May 1, 2006)
Beginning AUV	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923
Ending AUV	$33.593	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363
Ending number of AUs (000s)	177	190	163	128	126	50	63	54	87	88
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service
Flexible Bond Portfolio (inception May 1, 2012)
Beginning AUV	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	$9.993	N/A	N/A
Ending AUV	$12.422	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	N/A	N/A
Ending number of AUs (000s)	1,561	1,905	2,316	2,579	2,504	1,017	182	65	N/A	N/A
Global Technology and Innovation Portfolio (inception May 1, 2012)
Beginning AUV	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	$10.016	N/A	N/A
Ending AUV	$37.719	$26.046	$25.811	$17.811	$15.645	$14.950	$13.672	$10.098	N/A	N/A
Ending number of AUs (000s)	5	6	6	7	7	11	10	0	N/A	N/A
US Low Volatility Portfolio (inception November 11, 2016)
Beginning AUV	$11.432	$11.981	$10.378	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.638	$11.432	$11.981	$10.378	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	489	247	83	0	N/A	N/A	N/A	N/A	N/A	N/A
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$11.305	$12.066	$10.327	$9.757	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.179	$11.305	$12.066	$10.327	$9.757	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	909	673	998	764	14	N/A	N/A	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$11.056	$11.628	$10.409	$9.801	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.634	$11.056	$11.628	$10.409	$9.801	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	448	394	290	312	22	N/A	N/A	N/A	N/A	N/A
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997
Ending AUV	$28.837	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762
Ending number of AUs (000s)	1,180	1,185	1,378	1,252	1,081	986	796	547	415	397
International Equity Portfolio
Beginning AUV	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890
Ending AUV	$20.460	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689
Ending number of AUs (000s)	535	589	878	821	850	503	301	183	73	96
Global Dynamic Multi Asset Portfolio (inception November 16, 2012)
Beginning AUV	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	$10.010	N/A	N/A
Ending AUV	$17.423	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	N/A	N/A
Ending number of AUs (000s)	139	152	105	82	94	104	90	1	N/A	N/A
US Small-Mid Cap Equity Portfolio
Beginning AUV	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718
Ending AUV	$31.678	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497
Ending number of AUs (000s)	140	117	98	77	75	91	40	27	35	59
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception April 30, 2007)
Beginning AUV	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738
Ending AUV	$27.758	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673
Ending number of AUs (000s)	143	171	178	513	629	692	475	89	98	88
ClearBridge Dividend Strategy Portfolio (inception April 30, 2007)
Beginning AUV	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073
Ending AUV	$26.234	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063
Ending number of AUs (000s)	451	371	373	362	140	221	234	144	52	33
ClearBridge Large Cap Growth Portfolio (inception April 30, 2007)
Beginning AUV	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943
Ending AUV	$36.173	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823
Ending number of AUs (000s)	701	625	587	348	312	124	120	30	10	22
ClearBridge Small Cap Growth Portfolio (inception May 1, 2012)
Beginning AUV	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	$10.028	N/A	N/A
Ending AUV	$25.071	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	N/A	N/A
Ending number of AUs (000s)	509	433	179	124	134	155	319	25	N/A	N/A
QS Dynamic Multi Strategy Portfolio (inception May 1, 2012)
Beginning AUV	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	$10.028	N/A	N/A
Ending AUV	$14.794	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	N/A	N/A
Ending number of AUs (000s)	52	55	60	66	133	119	75	0	N/A	N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646
Ending AUV	$23.882	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533
Ending number of AUs (000s)	160	146	286	139	97	159	289	996	65	91

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception November 9, 2007)
Beginning AUV	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043
Ending AUV	$21.575	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403
Ending number of AUs (000s)	1,275	990	1,234	1,040	1,077	1,195	933	678	581	206
Dividend Growth Portfolio
Beginning AUV	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530
Ending AUV	$34.412	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233
Ending number of AUs (000s)	295	263	253	249	149	43	54	22	26	28
Growth and Income Portfolio
Beginning AUV	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879
Ending AUV	$25.924	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599
Ending number of AUs (000s)	100	106	114	387	148	173	176	124	113	95
MAINSTAY VP FUNDS TRUST: (inception May 1, 2017)
MacKay Convertible Portfolios - Service
Beginning AUV	$10.336	$10.603	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.625	$10.336	$10.603	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	830	372	115	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$13.554	$13.235	$10.097	$9.881	$9.980	N/A	N/A	N/A	N/A	N/A
Ending AUV	$18.675	$13.554	$13.235	$10.097	$9.881	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	231	111	58	24	0	N/A	N/A	N/A	N/A	N/A
Value Series - Service (inception July 31, 2015)
Beginning AUV	$11.479	$12.805	$10.912	$9.591	$9.970	N/A	N/A	N/A	N/A	N/A
Ending AUV	$14.866	$11.479	$12.805	$10.912	$9.591	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	340	163	61	26	0	N/A	N/A	N/A	N/A	N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$9.968	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.890	$9.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	29	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Bond Index Fund (inception May 1, 2007)
Beginning AUV	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340	$11.608
Ending AUV	$16.410	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340
Ending number of AUs (000s)	40	41	54	62	57	82	116	143	210	140
DFA NVIT Capital Appreciation Fund (inception May 1, 2017)
Beginning AUV	$10.039	$11.163	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.037	$10.039	$11.163	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	26	65	12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DFA NVIT Moderate Fund (inception May 1, 2017)
Beginning AUV	$10.073	$10.916	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.857	$10.073	$10.916	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	245	151	151	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.169	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	4,196	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
International Index Fund (inception May 1, 2007)
Beginning AUV	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113	$7.507
Ending AUV	$12.799	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113
Ending number of AUs (000s)	798	852	850	726	553	505	423	310	268	277
Mid Cap Index Fund (inception May 1, 2007)
Beginning AUV	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893	$8.619
Ending AUV	$27.808	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893
Ending number of AUs (000s)	236	147	182	267	266	271	273	144	119	140
Multi-Manager International Value Fund (inception May 1, 2017)
Beginning AUV	$9.421	$11.372	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.980	$9.421	$11.372	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	33	20	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Multi-Manager Mid Cap Value Fund (inception May 1, 2017)
Beginning AUV	$9.421	$10.843	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.679	$9.421	$10.843	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	260	171	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Neuberger Berman NVIT Socially Responsible Fund (inception May 1, 2017)
Beginning AUV	$10.467	$11.110	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.189	$10.467	$11.110	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	113	29	25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
S&P 500 Index Fund (inception May 1, 2007)
Beginning AUV	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133	$7.942
Ending AUV	$27.858	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133
Ending number of AUs (000s)	479	409	313	259	473	554	387	363	338	244
Small Cap Index Fund (inception May 1, 2007)
Beginning AUV	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037	$7.925
Ending AUV	$24.109	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037
Ending number of AUs (000s)	257	245	250	221	299	306	236	162	130	120
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734
Ending AUV	$43.596	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439
Ending number of AUs (000s)	85	62	85	65	158	104	40	222	163	53
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653
Ending AUV	$27.853	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442
Ending number of AUs (000s)	174	172	198	202	216	52	77	24	21	42
Short Duration Bond Portfolio
Beginning AUV	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840
Ending AUV	$12.989	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413
Ending number of AUs (000s)	431	420	353	341	471	327	256	78	106	40
Sustainable Equity Portfolio
Beginning AUV	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024	$13.438	$10.938
Ending AUV	$33.741	$26.803	$28.431	$24.007	$21.852	$21.953	$19.889	$14.454	$13.024	$13.438
Ending number of AUs (000s)	75	37	52	71	89	172	115	94	67	58
US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$9.152	$9.818	$9.203	$9.262	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.548	$9.152	$9.818	$9.203	$9.262	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	62	85	86	112	70	N/A	N/A	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$10.039	$10.966	$9.920	$9.073	$10.030	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.556	$10.039	$10.966	$9.920	$9.073	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	124	120	108	45	36	N/A	N/A	N/A	N/A	N/A
7Twelve Portfolio Class 4 (inception May 1, 2013)
Beginning AUV	$10.508	$11.500	$10.422	$9.542	$10.299	$ 10.330	$ 9.909	N/A	N/A	N/A
Ending AUV	$12.073	$10.508	$11.500	$10.422	$9.542	$ 10.299	$ 10.330	N/A	N/A	N/A
Ending number of AUs (000s)	1	1	10	10	22	71	52	N/A	N/A	N/A
BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$10.574	$11.259	$10.945	$9.669	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.887	$10.574	$11.259	$10.945	$9.669	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	379	907	1,277	796	7	N/A	N/A	N/A	N/A	N/A
Power Dividend Index Portfolio (inception May 1, 2007)
Beginning AUV	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249
Ending AUV	$14.878	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335
Ending number of AUs (000s)	307	403	352	46	65	53	45	38	15	8
Power Income Portfolio (inception May 1, 2012)
Beginning AUV	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	$10.000	N/A	N/A
Ending AUV	$11.501	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	N/A	N/A
Ending number of AUs (000s)	240	286	102	120	311	185	312	342	N/A	N/A
Power Momentum Portfolio (inception May 1, 2007)
Beginning AUV	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012
Ending AUV	$20.301	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831
Ending number of AUs (000s)	200	228	97	68	137	145	134	89	39	52
Probabilities Portfolio (inception May 1, 2013)
Beginning AUV	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	$10.000	N/A	N/A	N/A
Ending AUV	$13.837	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	N/A	N/A	N/A
Ending number of AUs (000s)	643	817	1,369	1,508	2,492	3,051	3,600	N/A	N/A	N/A
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.135	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	528	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Aggressive Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567	$9.970	N/A
Ending AUV	$19.223	$15.415	$17.052	$14.128	$12.457	$12.909	$12.282	$9.931	$8.567	N/A
Ending number of AUs (000s)	4	6	6	6	6	6	6	—	—	N/A
TOPS Balanced ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$13.531	$14.300	$12.860	$11.883	$ 12.173	$11.620	$10.668	$9.485	$9.990	N/A
Ending AUV	$15.731	$13.531	$14.300	$12.860	$ 11.883	$12.173	$11.620	$10.668	$9.485	N/A
Ending number of AUs (000s)	11	11	11	13	2	2	0	169	—	N/A
TOPS Conservative ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841	$10.000	N/A
Ending AUV	$14.215	$12.689	$13.011	$12.150	$11.445	$11.652	$11.383	$10.860	$9.841	N/A
Ending number of AUs (000s)	2	2	5	5	5	5	6	4	—	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TOPS Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526	$9.970	N/A
Ending AUV	$19.598	$16.016	$17.517	$14.815	$13.158	$13.720	$13.200	$11.079	$9.526	N/A
Ending number of AUs (000s)	106	112	106	119	119	63	62	34	11	N/A
TOPS Managed Risk Balanced ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092	$10.000	N/A
Ending AUV	$14.982	$13.049	$13.854	$12.492	$11.742	$12.250	$11.855	$10.969	$10.092	N/A
Ending number of AUs (000s)	9	19	30	30	58	391	559	485	68	N/A
TOPS Managed Risk Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346	$9.990	N/A
Ending AUV	$14.621	$12.463	$13.620	$11.545	$10.905	$11.965	$11.789	$10.135	$9.346	N/A
Ending number of AUs (000s)	1,431	1,540	1,661	1,785	2,189	2,605	3,053	2,379	989	N/A
TOPS Managed Risk Moderate Growth ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051	$10.000	N/A
Ending AUV	$15.745	$13.505	$14.522	$12.719	$11.943	$12.719	$12.329	$10.944	$10.051	N/A
Ending number of AUs (000s)	71	75	124	127	236	484	518	554	2	N/A
TOPS Moderate Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069	$9.980	N/A
Ending AUV	$16.782	$14.086	$15.081	$13.185	$11.900	$12.285	$11.832	$10.448	$9.069	N/A
Ending number of AUs (000s)	97	99	115	129	110	0	169	90	51	N/A
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	$10.000	N/A
Ending AUV	$13.915	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	N/A
Ending number of AUs (000s)	69	45	35	24	161	165	38	55	—	N/A
TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	$9.970	N/A
Ending AUV	$19.096	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	N/A
Ending number of AUs (000s)	3	3	4	4	4	5	6	34	—	N/A
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	$10.000	N/A
Ending AUV	$14.677	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	N/A
Ending number of AUs (000s)	60	49	162	175	180	132	25	10	—	N/A
TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	$9.990	N/A
Ending AUV	$14.317	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	N/A
Ending number of AUs (000s)	47	27	32	31	16	10	1	—	—	N/A
TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	$10.000	N/A
Ending AUV	$15.434	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	N/A
Ending number of AUs (000s)	51	53	55	60	126	103	85	72	72	N/A
TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	$9.980	N/A
Ending AUV	$16.413	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	N/A
Ending number of AUs (000s)	40	3	3	3	3	3	3	—	—	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio - Administrative (inception May 1, 2014)
Beginning AUV	$9.753	$10.441	$9.401	$8.266	$9.430	$10.010	N/A	N/A	N/A	N/A
Ending AUV	$10.423	$9.753	$10.441	$9.401	$8.266	$9.430	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	318	324	447	209	256	478	N/A	N/A	N/A	N/A
All Asset All Authority Portfolio - Institutional (inception September 10, 2014)
Beginning AUV	$9.679	$10.334	$9.291	$8.165	$9.297	$9.980	N/A	N/A	N/A	N/A
Ending AUV	$10.360	$9.679	$10.334	$9.291	$8.165	$9.297	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	52	52	52	85	84	52	N/A	N/A	N/A	N/A
All Asset Portfolio (inception May 1, 2006)
Beginning AUV	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616
Ending AUV	$19.159	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137
Ending number of AUs (000s)	618	644	657	661	1,333	1,917	2,095	1,619	897	756
CommodityRealReturn Strategy Portfolio (inception May 1, 2006)
Beginning AUV	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418
Ending AUV	$6.648	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727
Ending number of AUs (000s)	1,337	1,555	1,689	1,594	1,313	1,451	1,210	844	625	678
Dynamic Bond Portfolio (inception February 3, 2012)
Beginning AUV	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	$9.990	N/A	N/A
Ending AUV	$12.473	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	N/A	N/A
Ending number of AUs (000s)	1,061	1,058	1,004	912	1,006	1,178	1,332	490	N/A	N/A
Emerging Markets Bond Portfolio (inception May 1, 2006)
Beginning AUV	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780
Ending AUV	$22.575	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333
Ending number of AUs (000s)	1,450	1,110	1,128	971	836	803	846	1,407	690	420
Global Bond Opportunities Unhedged Portfolio (inception May 1, 2006)
Beginning AUV	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038
Ending AUV	$17.281	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556
Ending number of AUs (000s)	176	176	148	139	129	196	206	259	254	151
Global Core Bond Hedged Portfolio (inception November 18, 2011)
Beginning AUV	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000	N/A
Ending AUV	$11.647	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	N/A
Ending number of AUs (000s)	117	67	32	25	22	73	166	19	1	N/A
Global Diversified Allocation Portfolio (inception November 15, 2012)
Beginning AUV	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	$10.000	N/A	N/A
Ending AUV	$16.093	$13.223	$14.520	$12.424	$11.525	$12.204	$11.528	$10.350	N/A	N/A
Ending number of AUs (000s)	1	1	1	1	5	10	14	0	N/A	N/A
Global Managed Allocation Portfolio (inception November 19, 2010)
Beginning AUV	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	$10.000
Ending AUV	$13.821	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210
Ending number of AUs (000s)	161	156	87	82	94	84	397	233	131	15
High Yield Portfolio (inception May 1, 2006)
Beginning AUV	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803
Ending AUV	$22.960	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510
Ending number of AUs (000s)	2,529	1,077	1,429	1,680	1,273	1,094	3,612	4,501	3,227	2,462
Income Portfolio (inception May 1, 2016)
Beginning AUV	$11.445	$11.401	$10.549	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.426	$11.445	$11.401	$10.549	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	9,821	7,423	6,955	1,671	N/A	N/A	N/A	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
International Bond Unhedged Portfolio (inception November 14, 2008)
Beginning AUV	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358
Ending AUV	$14.575	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434
Ending number of AUs (000s)	407	396	357	357	380	401	288	274	184	106
International Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078
Ending AUV	$20.774	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103
Ending number of AUs (000s)	1,847	1,921	1,911	1,237	1,525	1,621	588	758	699	238
Long Term US Government Portfolio (inception November 1, 2006)
Beginning AUV	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237
Ending AUV	$23.550	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657
Ending number of AUs (000s)	550	517	291	216	245	305	69	103	215	84
Low Duration Portfolio (inception November 1, 2006)
Beginning AUV	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180
Ending AUV	$14.875	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824
Ending number of AUs (000s)	2,011	2,585	2,106	2,307	2,296	2,033	2,001	1,776	1,603	867
Real Return Portfolio
Beginning AUV	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356
Ending AUV	$17.079	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357
Ending number of AUs (000s)	1,469	1,788	1,652	1,270	1,187	1,247	1,168	1,842	1,498	1,037
Short Term Portfolio
Beginning AUV	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917
Ending AUV	$14.082	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168
Ending number of AUs (000s)	4,385	4,741	1,820	1,476	1,862	1,211	1,380	718	742	522
Total Return Portfolio
Beginning AUV	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669
Ending AUV	$20.004	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777
Ending number of AUs (000s)	6,412	6,444	6,195	5,647	5,525	4,763	5,987	5,409	3,776	3,318
PROFUNDS VP:
Access VP High Yield Fund (inception May 3, 2010)
Beginning AUV	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	$10.012
Ending AUV	$18.559	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997
Ending number of AUs (000s)	75	26	48	68	65	204	496	1,074	684	141
Asia 30 Fund (inception May 3, 2010)
Beginning AUV	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	$10.072
Ending AUV	$13.430	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298
Ending number of AUs (000s)	124	64	144	66	252	26	46	82	26	81
Banks Fund (inception November 19, 2010)
Beginning AUV	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	$9.965
Ending AUV	$25.871	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091
Ending number of AUs (000s)	103	49	149	88	76	148	57	11	1	—
Basic Materials Fund (inception May 3, 2010)
Beginning AUV	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	$10.002
Ending AUV	$16.187	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155
Ending number of AUs (000s)	48	39	140	89	54	34	80	23	4	45
Bear Fund (inception May 3, 2010)
Beginning AUV	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	$9.868
Ending AUV	$2.325	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934
Ending number of AUs (000s)	93	232	254	168	124	45	822	53	7	9

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Biotechnology Fund (inception May 3, 2010)
Beginning AUV	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	$10.057
Ending AUV	$38.213	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040
Ending number of AUs (000s)	76	33	56	33	90	118	98	31	1	20
Bull Fund (inception May 3, 2010)
Beginning AUV	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	$10.129
Ending AUV	$27.504	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596
Ending number of AUs (000s)	615	493	917	639	947	1,183	888	410	237	165
Consumer Goods Fund (inception May 3, 2010)
Beginning AUV	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	$10.096
Ending AUV	$24.831	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055
Ending number of AUs (000s)	56	31	234	60	109	119	55	74	6	18
Consumer Services Fund (inception November 19, 2010)
Beginning AUV	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	$10.052
Ending AUV	$34.071	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386
Ending number of AUs (000s)	57	60	103	59	84	195	246	93	4	1
Emerging Markets Fund (inception May 3, 2010)
Beginning AUV	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	$9.978
Ending AUV	$11.032	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085
Ending number of AUs (000s)	319	149	340	125	35	75	67	200	3	106
Europe 30 Fund (inception May 3, 2010)
Beginning AUV	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	$9.975
Ending AUV	$14.645	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663
Ending number of AUs (000s)	61	46	409	70	122	59	147	87	9	21
Falling U.S. Dollar Fund (inception November 19, 2010)
Beginning AUV	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	$10.027
Ending AUV	$6.906	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936
Ending number of AUs (000s)	28	4	9	7	0	1	0	0	0	2
Financials Fund (inception May 3, 2010)
Beginning AUV	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	$10.169
Ending AUV	$24.798	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875
Ending number of AUs (000s)	174	110	364	283	307	255	124	25	7	0
Government Money Market Fund (inception May 3, 2010)
Beginning AUV	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000	$10.000
Ending AUV	$10.135	$10.057	$10.015	$10.013	$10.011	$10.009	$10.006	$10.004	$10.002	$10.000
Ending number of AUs (000s)	937	3,871	3,689	3,186	5,542	3,227	2,705	3,363	364	39
Health Care Fund (inception May 3, 2010)
Beginning AUV	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	$10.060
Ending AUV	$34.753	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237
Ending number of AUs (000s)	138	149	110	62	179	229	161	73	5	7
Industrials Fund (inception May 3, 2010)
Beginning AUV	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	$10.196
Ending AUV	$28.307	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785
Ending number of AUs (000s)	130	43	399	375	64	109	268	143	20	18
International Fund (inception May 3, 2010)
Beginning AUV	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	$10.081
Ending AUV	$14.089	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046
Ending number of AUs (000s)	14	16	73	18	27	16	88	144	3	60
Internet Fund (inception November 19, 2010)
Beginning AUV	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	$10.065
Ending AUV	$38.065	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399
Ending number of AUs (000s)	105	115	80	57	162	28	50	23	2	13

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Japan Fund (inception May 3, 2010)
Beginning AUV	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	$10.107
Ending AUV	$18.609	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099
Ending number of AUs (000s)	77	79	148	153	116	27	58	80	14	12
Large-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	$10.119
Ending AUV	$32.086	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833
Ending number of AUs (000s)	178	269	295	205	222	229	126	27	2	40
Large-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	$10.141
Ending AUV	$24.628	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411
Ending number of AUs (000s)	251	118	60	188	11	52	170	138	16	2
Mid-Cap Fund (inception May 3, 2010)
Beginning AUV	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	$10.158
Ending AUV	$23.554	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959
Ending number of AUs (000s)	90	645	1,258	1,503	1,237	675	616	187	67	7
Mid-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	$10.166
Ending AUV	$25.785	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369
Ending number of AUs (000s)	14	16	42	26	208	39	129	89	2	201
Mid-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	$10.155
Ending AUV	$23.569	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642
Ending number of AUs (000s)	51	37	26	257	135	52	55	109	7	—
NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	$10.149
Ending AUV	$40.425	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032
Ending number of AUs (000s)	862	329	422	527	571	481	328	154	18	122
Oil & Gas Fund (inception May 3, 2010)
Beginning AUV	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	$10.099
Ending AUV	$10.467	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279
Ending number of AUs (000s)	373	89	167	372	97	53	71	54	6	32
Pharmaceuticals Fund (inception May 3, 2010)
Beginning AUV	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	$10.079
Ending AUV	$24.865	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265
Ending number of AUs (000s)	63	28	32	23	41	78	23	14	71	0
Precious Metals Fund (inception May 3, 2010)
Beginning AUV	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	$9.831
Ending AUV	$5.622	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387
Ending number of AUs (000s)	391	320	204	219	168	120	294	74	80	65
Real Estate Fund (inception May 3, 2010)
Beginning AUV	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	$10.325
Ending AUV	$22.652	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766
Ending number of AUs (000s)	155	57	34	27	76	164	35	54	8	1
Rising Rates Opportunity Fund (inception May 3, 2010)
Beginning AUV	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	$10.007
Ending AUV	$2.971	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889
Ending number of AUs (000s)	314	709	181	404	260	107	252	111	32	49
Semiconductor Fund (inception November 19, 2010)
Beginning AUV	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	$10.127
Ending AUV	$39.518	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571
Ending number of AUs (000s)	57	40	54	47	74	54	3	1	0	9

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Short Emerging Markets Fund (inception November 19, 2010)
Beginning AUV	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	$10.014
Ending AUV	$5.316	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514
Ending number of AUs (000s)	29	129	27	37	322	7	4	0	2	38
Short International Fund (inception November 19, 2010)
Beginning AUV	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	$10.000
Ending AUV	$4.422	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776
Ending number of AUs (000s)	15	252	12	2	55	25	13	24	2	0
Short Mid-Cap Fund (inception November 19, 2010)
Beginning AUV	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	$9.969
Ending AUV	$2.557	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291
Ending number of AUs (000s)	8	57	13	1	7	3	0	0	0	0
Short NASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	$9.845
Ending AUV	$1.456	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614
Ending number of AUs (000s)	115	133	32	54	30	35	8	124	2	8
Short Small-Cap Fund (inception May 3, 2010)
Beginning AUV	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	$9.741
Ending AUV	$2.263	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436
Ending number of AUs (000s)	122	40	27	39	13	9	6	47	5	1
Small Cap Fund (inception November 19, 2010)
Beginning AUV	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	$10.050
Ending AUV	$22.343	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804
Ending number of AUs (000s)	403	312	340	502	301	354	205	37	79	35
Small-Cap Growth Fund (inception May 3, 2010)
Beginning AUV	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	$10.223
Ending AUV	$28.283	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216
Ending number of AUs (000s)	43	112	82	154	101	51	84	80	25	124
Small-Cap Value Fund (inception May 3, 2010)
Beginning AUV	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	$10.223
Ending AUV	$23.170	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480
Ending number of AUs (000s)	146	131	138	565	101	305	111	152	26	15
Technology Fund (inception May 3, 2010)
Beginning AUV	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	$10.146
Ending AUV	$38.022	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713
Ending number of AUs (000s)	112	107	109	73	95	186	71	2	81	2
Telecommunications Fund (inception November 19, 2010)
Beginning AUV	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	$10.000
Ending AUV	$16.613	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544
Ending number of AUs (000s)	31	22	41	45	8	22	20	25	2	0
U.S. Government Plus Fund (inception May 3, 2010)
Beginning AUV	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	$9.982
Ending AUV	$19.535	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611
Ending number of AUs (000s)	168	81	124	179	161	146	4	32	37	7
UltraBull Fund (inception May 3, 2010)
Beginning AUV	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	$10.260
Ending AUV	$60.940	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911
Ending number of AUs (000s)	54	61	65	82	28	92	30	16	2	2
UltraMid-Cap Fund (inception May 3, 2010)
Beginning AUV	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	$10.322
Ending AUV	$46.378	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789
Ending number of AUs (000s)	33	48	48	63	13	36	48	15	2	4

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
UltraNASDAQ-100 Fund (inception May 3, 2010)
Beginning AUV	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	$10.310
Ending AUV	$128.314	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838
Ending number of AUs (000s)	103	37	457	311	40	40	40	24	—	1
UltraShort NASDAQ-100 Fund (inception November 19, 2010)
Beginning AUV	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	$9.987
Ending AUV	$0.216	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144
Ending number of AUs (000s)	205	476	197	550	163	12	85	38	30	0
UltraSmall-Cap Fund (inception May 3, 2010)
Beginning AUV	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	$10.452
Ending AUV	$38.630	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413
Ending number of AUs (000s)	33	38	196	59	26	37	39	11	11	6
Utilities Fund (inception May 3, 2010)
Beginning AUV	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	$10.138
Ending AUV	$26.779	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590
Ending number of AUs (000s)	204	152	108	121	65	231	29	67	96	7
Diversified Income Fund (inception November 19, 2010)
Beginning AUV	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	$10.000
Ending AUV	$14.246	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038
Ending number of AUs (000s)	628	443	394	197	371	365	767	54	32	304
Equity Income Fund (inception November 19, 2010)
Beginning AUV	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	$10.008
Ending AUV	$29.792	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516
Ending number of AUs (000s)	416	411	428	248	315	206	193	59	53	16
High Yield Fund (inception November 19, 2010)
Beginning AUV	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	$10.000
Ending AUV	$16.819	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131
Ending number of AUs (000s)	599	131	319	1,230	84	106	1,094	337	601	1,233
Income Fund (inception November 19, 2010)
Beginning AUV	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	$10.000
Ending AUV	$15.056	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033
Ending number of AUs (000s)	1,146	625	906	604	612	502	97	132	21	229
Mortgage Securities Fund (inception November 19, 2010)
Beginning AUV	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	$10.008
Ending AUV	$12.677	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860
Ending number of AUs (000s)	334	171	190	101	129	544	82	36	241	20
Multi Asset Absolute Return Fund (inception May 2, 2011)
Beginning AUV	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980	N/A
Ending AUV	$11.339	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	N/A
Ending number of AUs (000s)	212	226	157	125	308	64	34	23	3	N/A
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$11.222	$11.499	$10.648	$9.459	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.257	$11.222	$11.499	$10.648	$9.459	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,138	562	988	1,168	2,025	N/A	N/A	N/A	N/A	N/A
Managed Volatility Class N (inception date October 31, 2014):
Beginning AUV	$10.869	$11.191	$10.412	$9.290	$9.870	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.816	$10.869	$11.191	$10.412	$9.290	$9.870	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	378	835	872	599	546	770	N/A	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850
Ending AUV	$23.805	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999
Ending number of AUs (000s)	186	135	121	221	124	147	174	157	171	206
Small-Cap Portfolio
Beginning AUV	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548
Ending AUV	$27.992	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124
Ending number of AUs (000s)	296	314	370	386	350	366	445	382	385	421
RUSSELL INVESTMENT FUNDS:
Balanced Strategy Fund (inception May 2, 2011)
Beginning AUV	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143	$10.000	N/A
Ending AUV	$15.731	$13.508	$14.493	$12.941	$11.866	$12.146	$11.611	$10.327	$9.143	N/A
Ending number of AUs (000s)	34	35	52	62	65	65	68	141	2	N/A
Equity Growth Fund (inception May 2, 2011)
Beginning AUV	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587	$10.000	N/A
Ending AUV	$16.775	$13.969	$15.428	$13.124	$11.840	$12.316	$11.902	$9.934	$8.587	N/A
Ending number of AUs (000s)	16	16	16	17	17	17	29	11	1	N/A
Global Real Estate Fund (inception May 2, 2011)
Beginning AUV	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613	$10.000	N/A
Ending AUV	$17.303	$14.225	$15.088	$13.495	$13.099	$13.067	$11.387	$10.986	$8.613	N/A
Ending number of AUs (000s)	24	30	44	67	125	158	186	193	49	N/A
International Developed Markets Fund (inception May 2, 2011)
Beginning AUV	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930	$10.000	N/A
Ending AUV	$14.239	$11.894	$13.972	$11.180	$10.922	$11.067	$11.583	$9.501	$7.930	N/A
Ending number of AUs (000s)	9	9	9	11	13	14	16	14	4	N/A
Moderate Strategy Fund (inception May 2, 2011)
Beginning AUV	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509	$10.000	N/A
Ending AUV	$14.725	$13.084	$13.762	$12.524	$11.623	$11.825	$11.278	$10.561	$9.509	N/A
Ending number of AUs (000s)	25	25	26	26	26	26	41	14	4	N/A
Strategic Bond Fund (inception May 2, 2011)
Beginning AUV	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222	$10.000	N/A
Ending AUV	$13.334	$12.211	$12.311	$11.853	$11.497	$11.513	$10.917	$11.078	$10.222	N/A
Ending number of AUs (000s)	20	20	22	29	35	35	39	18	7	N/A
U.S. Small Cap Equity Fund (inception May 2, 2011)
Beginning AUV	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679	$10.000	N/A
Ending AUV	$19.693	$16.002	$18.179	$15.742	$13.267	$14.294	$14.074	$10.053	$8.679	N/A
Ending number of AUs (000s)	1	1	1	1	2	2	2	3	0	N/A
U.S. Strategic Equity Fund (inception May 2, 2011)
Beginning AUV	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069	$10.000	N/A
Ending AUV	$24.775	$19.019	$21.048	$17.424	$15.749	$15.577	$13.946	$10.492	$9.069	N/A
Ending number of AUs (000s)	7	7	10	12	12	12	13	4	1	N/A
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.364	$12.167	$10.907	$10.179	$10.515	$10.099	$10.029	N/A	N/A	N/A
Ending AUV	$13.303	$11.364	$12.167	$10.907	$10.179	$10.515	$10.099	N/A	N/A	N/A
Ending number of AUs (000s)	145	58	61	38	9	30	0	N/A	N/A	N/A

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Conservative Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.058	$11.287	$10.737	$10.334	$10.361	$10.020	$10.010	N/A	N/A	N/A
Ending AUV	$12.097	$11.058	$11.287	$10.737	$10.334	$10.361	$10.020	N/A	N/A	N/A
Ending number of AUs (000s)	128	114	121	139	135	54	3	N/A	N/A	N/A
Defensive Strategy Fund (inception November 15, 2013)
Beginning AUV	$10.560	$10.632	$10.358	$10.120	$10.147	$10.000	$10.000	N/A	N/A	N/A
Ending AUV	$11.208	$10.560	$10.632	$10.358	$10.120	$10.147	$10.000	N/A	N/A	N/A
Ending number of AUs (000s)	98	101	98	92	44	40	0	N/A	N/A	N/A
Market Growth Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.544	$12.526	$10.983	$10.196	$10.559	$10.137	$10.029	N/A	N/A	N/A
Ending AUV	$13.720	$11.544	$12.526	$10.983	$10.196	$10.559	$10.137	N/A	N/A	N/A
Ending number of AUs (000s)	213	201	210	186	255	223	1	N/A	N/A	N/A
Market Plus Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.909	$13.253	$11.167	$10.301	$10.684	$10.214	$10.039	N/A	N/A	N/A
Ending AUV	$14.540	$11.909	$13.253	$11.167	$10.301	$10.684	$10.214	N/A	N/A	N/A
Ending number of AUs (000s)	65	88	78	76	136	58	1	N/A	N/A	N/A
Moderate Strategy Fund (inception November 15, 2013)
Beginning AUV	$11.579	$12.038	$11.123	$10.470	$10.576	$10.039	$10.020	N/A	N/A	N/A
Ending AUV	$13.168	$11.579	$12.038	$11.123	$10.470	$10.576	$10.039	N/A	N/A	N/A
Ending number of AUs (000s)	125	160	174	130	138	112	0	N/A	N/A	N/A
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception May 1, 2006)
Beginning AUV	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696
Ending AUV	$41.064	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247
Ending number of AUs (000s)	1,904	1,728	1,715	1,451	1,474	1,029	844	718	570	536
Equity Income Portfolio II (inception May 1, 2006)
Beginning AUV	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113
Ending AUV	$24.393	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456
Ending number of AUs (000s)	775	693	690	821	744	913	816	636	545	636
Health Sciences Portfolio II (inception May 1, 2006)
Beginning AUV	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763
Ending AUV	$64.246	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564
Ending number of AUs (000s)	401	397	362	388	674	524	363	299	154	97
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception May 1, 2007)
Beginning AUV	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252
Ending AUV	$12.887	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573
Ending number of AUs (000s)	1,203	1,136	562	767	856	633	347	151	272	197
THIRD AVENUE VARIABLE SERIES TRUST:
FFI Strategies Portfolio
Beginning AUV	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934
Ending AUV	$16.148	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472
Ending number of AUs (000s)	105	120	129	280	268	362	286	359	342	341
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	$10.009
Ending AUV	$15.147	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295
Ending number of AUs (000s)	93	68	86	173	219	194	146	52	14	—

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	$10.022
Ending AUV	$16.255	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505
Ending number of AUs (000s)	79	88	145	174	177	407	115	23	13	11
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743
Ending AUV	$33.219	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774
Ending number of AUs (000s)	948	883	961	687	636	535	443	312	187	358
Emerging Markets Bond Fund
Beginning AUV	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515
Ending AUV	$15.452	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291
Ending number of AUs (000s)	122	78	97	63	73	70	54	68	98	102
Global Gold Fund (inception May 1, 2013)
Beginning AUV	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	$9.765	N/A	N/A	N/A
Ending AUV	$10.535	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	N/A	N/A	N/A
Ending number of AUs (000s)	560	422	425	467	152	122	86	N/A	N/A	N/A
Global Hard Assets Fund
Beginning AUV	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578
Ending AUV	$17.002	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178
Ending number of AUs (000s)	174	160	185	262	166	173	182	205	218	222
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception May 1, 2008)
Beginning AUV	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.050	$10.709	$9.646
Ending AUV	$24.823	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.105	$10.709
Ending number of AUs (000s)	1,416	1,197	1,206	1,209	1,152	1,092	905	427	259	85
Capital Growth Portfolio (inception May 1, 2008)
Beginning AUV	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.700	$9.461
Ending AUV	$36.770	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.698
Ending number of AUs (000s)	290	295	315	312	326	416	377	135	67	65
Diversified Value Portfolio (inception May 1, 2008)
Beginning AUV	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561	$8.745
Ending AUV	$23.432	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561
Ending number of AUs (000s)	116	156	279	376	427	427	401	220	101	95
Equity Income Portfolio (inception November 20, 2009)
Beginning AUV	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701	$10.200
Ending AUV	$34.033	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701
Ending number of AUs (000s)	1,489	1,480	1,324	1,338	1,446	1,499	1,482	342	107	21
Equity Index Portfolio (inception May 1, 2008)
Beginning AUV	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652	$8.399
Ending AUV	$29.538	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652
Ending number of AUs (000s)	1,327	1,315	1,378	1,233	1,162	1,242	870	574	389	309
Growth Portfolio (inception November 20, 2009)
Beginning AUV	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317	$11.412	$10.206
Ending AUV	$38.682	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317	$11.412
Ending number of AUs (000s)	264	272	314	275	242	214	222	189	108	51
High Yield Bond Portfolio (inception November 20, 2009)
Beginning AUV	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535	$10.290
Ending AUV	$20.266	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535
Ending number of AUs (000s)	553	508	648	776	747	968	673	630	142	42

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
International Portfolio (inception May 1, 2008)
Beginning AUV	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415	$8.135
Ending AUV	$18.728	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415
Ending number of AUs (000s)	1,802	1,806	1,631	1,623	1,605	1,362	914	689	474	198
Mid Cap Index Portfolio (inception November 20, 2009)
Beginning AUV	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277	$10.590
Ending AUV	$35.730	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277
Ending number of AUs (000s)	626	629	636	546	501	483	352	209	137	51
REIT Index Portfolio (inception May 1, 2008)
Beginning AUV	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789	$10.751
Ending AUV	$33.084	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789
Ending number of AUs (000s)	809	864	861	989	1,154	1,079	879	463	285	164
Short-Term Investment Grade Portfolio (inception May 1, 2008)
Beginning AUV	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440	$10.872
Ending AUV	$14.194	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440
Ending number of AUs (000s)	3,740	3,705	3,556	3,735	3,861	3,672	2,797	1,509	1,170	680
Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814	$12.642	$9.593
Ending AUV	$36.490	$28.484	$30.714	$24.877	$21.644	$22.257	$21.529	$14.691	$12.814	$12.642
Ending number of AUs (000s)	250	301	313	324	357	362	397	182	127	82
Total Bond Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654	$10.943
Ending AUV	$15.592	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654
Ending number of AUs (000s)	4,100	3,584	3,827	3,680	2,787	2,517	1,419	1,346	799	531
Total Stock Market Index Portfolio (inception May 1, 2008)
Beginning AUV	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913	$8.465
Ending AUV	$29.436	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913
Ending number of AUs (000s)	1,734	1,833	1,865	1,963	1,875	2,000	1,963	813	510	325
VIRTUS VARIABLE INSURANCE TRUST (inception November 18, 2011)
Duff & Phelps Real Estate Securities Series
Beginning AUV	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087	N/A
Ending AUV	$22.870	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	N/A
Ending number of AUs (000s)	257	255	235	230	248	349	175	124	11	N/A
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993	N/A
Ending AUV	$14.902	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	N/A
Ending number of AUs (000s)	746	673	993	559	492	466	270	800	90	N/A
SGA International Series
Beginning AUV	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800	N/A
Ending AUV	$12.368	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	N/A
Ending number of AUs (000s)	117	105	126	107	202	169	222	120	1	N/A
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534
Ending AUV	$55.391	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345
Ending number of AUs (000s)	176	111	117	104	137	182	352	106	70	71
Opportunity Fund
Beginning AUV	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121
Ending AUV	$37.780	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001
Ending number of AUs (000s)	28	34	33	38	27	24	21	23	26	16

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
WESTCHESTER CAPITAL
Merger Fund VL (inception May 3, 2010)
Beginning AUV	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	$9.982
Ending AUV	$13.338	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346
Ending number of AUs (000s)	1,822	1,699	1,134	1,213	1,154	1,107	925	513	403	420

Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G - Monument Advisor with ROP Rider
CONDENSED FINANCIAL INFORMATION
The tables below provide per unit information about the financial history of each Sub-account.
The inception of the funds is May 1, 2017 unless otherwise noted.
	2019	2018	2017
AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$9.995	$10.804	$10.000
Ending AUV	$11.501	$9.995	$10.804
Ending number of AUs (000s)	3	3	8
Global Thematic Growth Portfolio
Beginning AUV	$10.501	$11.683	$10.000
Ending AUV	$13.608	$10.501	$11.683
Ending number of AUs (000s)	5	10	—
Growth and Income Portfolio
Beginning AUV	$10.803	$11.462	$10.000
Ending AUV	$13.366	$10.803	$11.462
Ending number of AUs (000s)	92	80	2
International Growth Portfolio
Beginning AUV	$9.442	$11.476	$10.000
Ending AUV	$11.995	$9.442	$11.476
Ending number of AUs (000s)	—	—	—
International Value Portfolio
Beginning AUV	$8.610	$11.195	$10.000
Ending AUV	$10.041	$8.610	$11.195
Ending number of AUs (000s)	—	—	—
Small Mid Cap Value Portfolio
Beginning AUV	$9.377	$11.086	$10.000
Ending AUV	$11.226	$9.377	$11.086
Ending number of AUs (000s)	12	15	3
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$9.731	$10.190	$10.000
Ending AUV	$11.460	$9.731	$10.190
Ending number of AUs (000s)	7	5	3
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$11.382	$11.410	$10.000
Ending AUV	$15.181	$11.382	$11.410
Ending number of AUs (000s)	22	6	5
Large Cap Growth Portfolio
Beginning AUV	$11.454	$11.224	$10.000
Ending AUV	$14.574	$11.454	$11.224
Ending number of AUs (000s)	30	27	—
Mid Cap Growth Portfolio
Beginning AUV	$10.657	$11.532	$10.000
Ending AUV	$13.861	$10.657	$11.532
Ending number of AUs (000s)	12	7	2

	2019	2018	2017
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$7.943	$9.816	$10.000
Ending AUV	$9.550	$7.943	$9.816
Ending number of AUs (000s)	47	48	6
ALPS Red Rock Listed Private Equity Portfolio
Beginning AUV	$9.756	$11.170	$10.000
Ending AUV	$13.622	$9.756	$11.170
Ending number of AUs (000s)	10	5	3
Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$10.085	$11.139	$10.000
Ending AUV	$12.302	$10.085	$11.139
Ending number of AUs (000s)	29	32	35
Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$10.064	$10.749	$10.000
Ending AUV	$11.683	$10.064	$10.749
Ending number of AUs (000s)	2	2	2
Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$10.061	$10.320	$10.000
Ending AUV	$11.003	$10.061	$10.320
Ending number of AUs (000s)	3	3	3
Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$10.084	$10.982	$10.000
Ending AUV	$12.059	$10.084	$10.982
Ending number of AUs (000s)	12	5	4
Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$10.077	$10.540	$10.000
Ending AUV	$11.360	$10.077	$10.540
Ending number of AUs (000s)	1	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
Beginning AUV	$10.381	$10.811	$10.000
Ending AUV	$12.423	$10.381	$10.811
Ending number of AUs (000s)	—	—	—
VP Income & Growth Fund
Beginning AUV	$10.487	$11.277	$10.000
Ending AUV	$12.979	$10.487	$11.277
Ending number of AUs (000s)	12	17	—
VP Inflation Protection Fund
Beginning AUV	$9.909	$10.212	$10.000
Ending AUV	$10.775	$9.909	$10.212
Ending number of AUs (000s)	13	32	6
VP International Fund
Beginning AUV	$9.857	$11.644	$10.000
Ending AUV	$12.639	$9.857	$11.644
Ending number of AUs (000s)	—	—	—
VP Large Company Value Fund
Beginning AUV	$9.836	$10.712	$10.000
Ending AUV	$12.520	$9.836	$10.712
Ending number of AUs (000s)	6	—	—

	2019	2018	2017
VP Ultra Fund
Beginning AUV	$11.717	$11.646	$10.000
Ending AUV	$15.745	$11.717	$11.646
Ending number of AUs (000s)	23	18	1
VP Value Fund
Beginning AUV	$9.742	$10.740	$10.000
Ending AUV	$12.357	$9.742	$10.740
Ending number of AUs (000s)	8	18	1
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund
Beginning AUV	$10.346	$10.888	$10.000
Ending AUV	$12.493	$10.346	$10.888
Ending number of AUs (000s)	58	44	27
Blue Chip Income and Growth Fund
Beginning AUV	$10.192	$11.207	$10.000
Ending AUV	$12.317	$10.192	$11.207
Ending number of AUs (000s)	120	64	32
Bond Fund
Beginning AUV	$10.062	$10.167	$10.000
Ending AUV	$10.959	$10.062	$10.167
Ending number of AUs (000s)	32	26	49
Capital Income Builder Fund (inception May 1, 2018)
Beginning AUV	$9.554	$10.000	N/A
Ending AUV	$11.221	$9.554	N/A
Ending number of AUs (000s)	10	—	N/A
Capital World Bond Fund
Beginning AUV	$10.136	$10.317	$10.000
Ending AUV	$10.884	$10.136	$10.317
Ending number of AUs (000s)	6	21	2
Global Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.888	$10.000	N/A
Ending AUV	$11.602	$8.888	N/A
Ending number of AUs (000s)	29	6	N/A
Global Growth Fund (inception May 1, 2018)
Beginning AUV	$8.835	$10.000	N/A
Ending AUV	$11.899	$8.835	N/A
Ending number of AUs (000s)	10	9	N/A
Global Small Cap Fund (inception May 1, 2018)
Beginning AUV	$8.749	$10.000	N/A
Ending AUV	$11.465	$8.749	N/A
Ending number of AUs (000s)	6	6	N/A
Growth Fund
Beginning AUV	$11.301	$11.376	$10.000
Ending AUV	$14.720	$11.301	$11.376
Ending number of AUs (000s)	146	139	66
Growth-Income Fund
Beginning AUV	$11.057	$11.306	$10.000
Ending AUV	$13.894	$11.057	$11.306
Ending number of AUs (000s)	127	118	35

	2019	2018	2017
High-Income Bond Fund
Beginning AUV	$10.004	$10.290	$10.000
Ending AUV	$11.214	$10.004	$10.290
Ending number of AUs (000s)	5	5	4
International Fund
Beginning AUV	$10.025	$11.595	$10.000
Ending AUV	$12.279	$10.025	$11.595
Ending number of AUs (000s)	102	78	46
International Growth and Income Fund (inception May 1, 2018)
Beginning AUV	$8.750	$10.000	N/A
Ending AUV	$10.700	$8.750	N/A
Ending number of AUs (000s)	17	3	N/A
Managed Risk Asset Allocation Fund
Beginning AUV	$10.283	$10.829	$10.000
Ending AUV	$12.114	$10.283	$10.829
Ending number of AUs (000s)	27	15	15
Managed Risk Blue Chip Income and Growth Fund
Beginning AUV	$10.249	$11.081	$10.000
Ending AUV	$11.654	$10.249	$11.081
Ending number of AUs (000s)	7	6	2
Mortgage Fund
Beginning AUV	$9.974	$9.982	$10.000
Ending AUV	$10.437	$9.974	$9.982
Ending number of AUs (000s)	3	3	3
New World Fund
Beginning AUV	$9.759	$11.397	$10.000
Ending AUV	$12.552	$9.759	$11.397
Ending number of AUs (000s)	82	59	8
U.S. Government\AAA Rated Securities Fund (inception May 1, 2018)
Beginning AUV	$10.271	$10.000	N/A
Ending AUV	$10.784	$10.271	N/A
Ending number of AUs (000s)	13	3	N/A
AMUNDI PIONEER ASSET MANAGEMENT TRUST:
Bond Portfolio
Beginning AUV	$10.107	$10.224	$10.000
Ending AUV	$10.988	$10.107	$10.224
Ending number of AUs (000s)	18	31	10
Equity Income Portfolio
Beginning AUV	$10.164	$11.158	$10.000
Ending AUV	$12.709	$10.164	$11.158
Ending number of AUs (000s)	33	15	2
Fund Portfolio
Beginning AUV	$11.113	$11.327	$10.000
Ending AUV	$14.540	$11.113	$11.327
Ending number of AUs (000s)	9	1	1
High Yield Portfolio
Beginning AUV	$9.870	$10.291	$10.000
Ending AUV	$11.263	$9.870	$10.291
Ending number of AUs (000s)	1	1	—

	2019	2018	2017
Mid Cap Value Portfolio
Beginning AUV	$8.808	$10.957	$10.000
Ending AUV	$11.264	$8.808	$10.957
Ending number of AUs (000s)	2	2	—
Strategic Income Portfolio
Beginning AUV	$10.041	$10.255	$10.000
Ending AUV	$10.980	$10.041	$10.255
Ending number of AUs (000s)	35	26	—
BLACKROCK VARIABLE SERIES TRUST FUNDS:
Advantage Large Cap Core V.I. Fund
Beginning AUV	$10.567	$11.200	$10.000
Ending AUV	$13.564	$10.567	$11.200
Ending number of AUs (000s)	5	39	3
Advantage Large Cap Value V.I. Fund
Beginning AUV	$10.127	$11.079	$10.000
Ending AUV	$12.599	$10.127	$11.079
Ending number of AUs (000s)	26	20	1
Equity Dividend V.I. Fund
Beginning AUV	$10.367	$11.215	$10.000
Ending AUV	$13.194	$10.367	$11.215
Ending number of AUs (000s)	6	2	1
Global Allocation V.I. Fund
Beginning AUV	$9.905	$10.733	$10.000
Ending AUV	$11.646	$9.905	$10.733
Ending number of AUs (000s)	23	22	12
High Yield V.I. Fund
Beginning AUV	$10.003	$10.316	$10.000
Ending AUV	$11.473	$10.003	$10.316
Ending number of AUs (000s)	39	23	7
Large Cap Focus Growth V.I. Fund
Beginning AUV	$11.771	$11.472	$10.000
Ending AUV	$15.554	$11.771	$11.472
Ending number of AUs (000s)	15	15	2
Total Return V.I. Fund
Beginning AUV	$10.083	$10.172	$10.000
Ending AUV	$10.989	$10.083	$10.172
Ending number of AUs (000s)	79	34	8
U.S. Government Bond V.I. Fund
Beginning AUV	$10.012	$10.028	$10.000
Ending AUV	$10.611	$10.012	$10.028
Ending number of AUs (000s)	2	1	1
BNY MELLON INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$9.983	$10.984	$10.000
Ending AUV	$12.182	$9.983	$10.984
Ending number of AUs (000s)	73	45	6
BNY MELLON SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$10.249	$10.737	$10.000
Ending AUV	$13.749	$10.249	$10.737
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
BNY MELLON STOCK INDEX FUND
Beginning AUV	$10.718	$11.295	$10.000
Ending AUV	$13.990	$10.718	$11.295
Ending number of AUs (000s)	83	20	3
BNY MELLON VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$9.569	$11.521	$10.000
Ending AUV	$11.694	$9.569	$11.521
Ending number of AUs (000s)	12	2	—
CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$10.429	$10.729	$10.000
Ending AUV	$12.941	$10.429	$10.729
Ending number of AUs (000s)	10	—	—
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio
Beginning AUV	$9.389	$10.194	$10.000
Ending AUV	$9.415	$9.389	$10.194
Ending number of AUs (000s)	10	9
Select Large Cap Value Portfolio
Beginning AUV	$10.133	$11.561	$10.000
Ending AUV	$12.824	$10.133	$11.561
Ending number of AUs (000s)	67	77	7
Select Small Cap Value Portfolio
Beginning AUV	$9.613	$11.014	$10.000
Ending AUV	$11.302	$9.613	$11.014
Ending number of AUs (000s)	2	2	—
Seligman Global Technology Portfolio II
Beginning AUV	$10.335	$11.306	$10.000
Ending AUV	$15.992	$10.335	$11.306
Ending number of AUs (000s)	81	53	24
Strategic Income Portfolio
Beginning AUV	$10.216	$10.297	$10.000
Ending AUV	$11.243	$10.216	$10.297
Ending number of AUs (000s)	4	4	3
CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$9.220	$10.452	$10.000
Ending AUV	$9.822	$9.220	$10.452
Ending number of AUs (000s)	7	6	—
DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Equity Allocation Portfolio
Beginning AUV	$9.163	$10.370	$10.000
Ending AUV	$11.480	$9.163	$10.370
Ending number of AUs (000s)	21	21	—
VA Global Bond Portfolio
Beginning AUV	$10.160	$10.035	$10.000
Ending AUV	$10.532	$10.160	$10.035
Ending number of AUs (000s)	330	247	38

	2019	2018	2017
VA Global Moderate Allocation Portfolio
Beginning AUV	$10.076	$10.877	$10.000
Ending AUV	$11.843	$10.076	$10.877
Ending number of AUs (000s)	92	54	6
VA International Small Portfolio
Beginning AUV	$9.251	$11.588	$10.000
Ending AUV	$11.404	$9.251	$11.588
Ending number of AUs (000s)	144	103	25
VA International Value Portfolio
Beginning AUV	$9.613	$11.652	$10.000
Ending AUV	$11.081	$9.613	$11.652
Ending number of AUs (000s)	277	210	38
VA Short-Term Fixed Portfolio
Beginning AUV	$10.138	$10.011	$10.000
Ending AUV	$10.341	$10.138	$10.011
Ending number of AUs (000s)	259	266	47
VA U.S. Large Value Portfolio
Beginning AUV	$9.950	$11.379	$10.000
Ending AUV	$12.454	$9.950	$11.379
Ending number of AUs (000s)	334	256	39
VA U.S. Targeted Value Portfolio
Beginning AUV	$9.172	$10.957	$10.000
Ending AUV	$11.185	$9.172	$10.957
Ending number of AUs (000s)	223	215	48
DELAWARE VIP TRUST:
Small Cap Value Series
Beginning AUV	$8.934	$10.773	$10.000
Ending AUV	$11.393	$8.934	$10.773
Ending number of AUs (000s)	41	43	10
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$10.175	$10.193	$10.000
Ending AUV	$10.878	$10.175	$10.193
Ending number of AUs (000s)	127	113	1
FEDERATED HERMES INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$9.939	$10.292	$10.000
Ending AUV	$11.367	$9.939	$10.292
Ending number of AUs (000s)	21	20	6
Kaufmann Fund II
Beginning AUV	$11.873	$11.480	$10.000
Ending AUV	$15.829	$11.873	$11.480
Ending number of AUs (000s)	42	44	14
Managed Volatility Fund II
Beginning AUV	$10.121	$11.077	$10.000
Ending AUV	$12.150	$10.121	$11.077
Ending number of AUs (000s)	2	8	1

	2019	2018	2017
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$10.370	$10.868	$10.000
Ending AUV	$12.852	$10.370	$10.868
Ending number of AUs (000s)	86	86	28
Contrafund Portfolio
Beginning AUV	$10.354	$11.107	$10.000
Ending AUV	$13.571	$10.354	$11.107
Ending number of AUs (000s)	36	29	12
Disciplined Small Cap Portfolio
Beginning AUV	$9.059	$10.464	$10.000
Ending AUV	$11.160	$9.059	$10.464
Ending number of AUs (000s)	17	6	1
Equity-Income Portfolio
Beginning AUV	$9.943	$10.887	$10.000
Ending AUV	$12.619	$9.943	$10.887
Ending number of AUs (000s)	4	—	—
Freedom Income Portfolio
Beginning AUV	$10.191	$10.444	$10.000
Ending AUV	$11.359	$10.191	$10.444
Ending number of AUs (000s)	3	3	3
Growth Portfolio
Beginning AUV	$11.491	$11.559	$10.000
Ending AUV	$15.373	$11.491	$11.559
Ending number of AUs (000s)	7	1	1
Growth & Income Portfolio
Beginning AUV	$10.109	$11.149	$10.000
Ending AUV	$13.090	$10.109	$11.149
Ending number of AUs (000s)	2	2	2
Growth Opportunities Portfolio
Beginning AUV	$12.981	$11.586	$10.000
Ending AUV	$18.210	$12.981	$11.586
Ending number of AUs (000s)	34	32	—
High Income Portfolio
Beginning AUV	$9.898	$10.286	$10.000
Ending AUV	$11.343	$9.898	$10.286
Ending number of AUs (000s)	4	4	—
International Capital Appreciation Portfolio
Beginning AUV	$10.215	$11.757	$10.000
Ending AUV	$13.559	$10.215	$11.757
Ending number of AUs (000s)	109	92	1
Investment Grade Bond Portfolio
Beginning AUV	$10.110	$10.205	$10.000
Ending AUV	$11.044	$10.110	$10.205
Ending number of AUs (000s)	18	10	6
Mid Cap Portfolio
Beginning AUV	$9.606	$11.288	$10.000
Ending AUV	$11.815	$9.606	$11.288
Ending number of AUs (000s)	11	13	—

	2019	2018	2017
Overseas Portfolio
Beginning AUV	$9.647	$11.375	$10.000
Ending AUV	$12.282	$9.647	$11.375
Ending number of AUs (000s)	1	1	1
Real Estate Portfolio
Beginning AUV	$9.601	$10.279	$10.000
Ending AUV	$11.786	$9.601	$10.279
Ending number of AUs (000s)	13	11	3
Strategic Income Portfolio
Beginning AUV	$10.076	$10.384	$10.000
Ending AUV	$11.133	$10.076	$10.384
Ending number of AUs (000s)	47	33	29
Value Portfolio
Beginning AUV	$9.454	$11.020	$10.000
Ending AUV	$12.449	$9.454	$11.020
Ending number of AUs (000s)	16	16	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$9.523	$10.662	$10.000
Ending AUV	$11.161	$9.523	$10.662
Ending number of AUs (000s)	93	62	7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$9.926	$10.663	$10.000
Ending AUV	$12.128	$9.926	$10.663
Ending number of AUs (000s)	—	—	—
Income II Fund
Beginning AUV	$10.127	$10.598	$10.000
Ending AUV	$11.735	$10.127	$10.598
Ending number of AUs (000s)	43	36	10
Mutual Shares II Fund
Beginning AUV	$9.379	$10.330	$10.000
Ending AUV	$11.479	$9.379	$10.330
Ending number of AUs (000s)	10	10	10
Rising Dividends Fund
Beginning AUV	$10.682	$11.270	$10.000
Ending AUV	$13.783	$10.682	$11.270
Ending number of AUs (000s)	24	4	—
Strategic Income II Fund
Beginning AUV	$9.954	$10.187	$10.000
Ending AUV	$10.740	$9.954	$10.187
Ending number of AUs (000s)	9	1	—
Templeton Global Bond II Fund
Beginning AUV	$9.966	$9.791	$10.000
Ending AUV	$10.151	$9.966	$9.791
Ending number of AUs (000s)	42	40	18
U.S. Government Securities II Fund
Beginning AUV	$10.069	$10.050	$10.000
Ending AUV	$10.579	$10.069	$10.050
Ending number of AUs (000s)	24	0	—

	2019	2018	2017
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$9.990	$9.990	$10.000
Ending AUV	$10.272	$9.473	$10.212
Ending number of AUs (000s)	3	1	1
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.122	$10.219	$10.000
Ending AUV	$10.875	$10.122	$10.219
Ending number of AUs (000s)	47	67	14
Global Managed Futures Strategy Fund
Beginning AUV	$9.582	$10.549	$10.000
Ending AUV	$10.347	$9.582	$10.549
Ending number of AUs (000s)	—	—	—
High Yield Fund (Series P)
Beginning AUV	$9.853	$10.292	$10.000
Ending AUV	$10.990	$9.853	$10.292
Ending number of AUs (000s)	13	11	1
Long Short Equity Fund
Beginning AUV	$9.885	$11.370	$10.000
Ending AUV	$10.416	$9.885	$11.370
Ending number of AUs (000s)	4	4	—
Multi-Hedge Strategies Fund (inception February 3, 2006)
Beginning AUV	$9.748	$10.284	$10.000
Ending AUV	$10.221	$9.748	$10.284
Ending number of AUs (000s)	1	1	1
Rydex Banking Fund
Beginning AUV	$9.071	$11.242	$10.000
Ending AUV	$11.629	$9.071	$11.242
Ending number of AUs (000s)	—	—	—
Rydex Basic Materials Fund
Beginning AUV	$9.384	$11.384	$10.000
Ending AUV	$11.378	$9.384	$11.384
Ending number of AUs (000s)	—	1	—
Rydex Biotechnology Fund
Beginning AUV	$10.087	$11.156	$10.000
Ending AUV	$12.556	$10.087	$11.156
Ending number of AUs (000s)	21	18	4
Rydex Commodities Strategy Fund
Beginning AUV	$9.552	$11.271	$10.000
Ending AUV	$10.993	$9.552	$11.271
Ending number of AUs (000s)	1	6	—
Rydex Consumer Products Fund
Beginning AUV	$9.201	$10.487	$10.000
Ending AUV	$11.239	$9.201	$10.487
Ending number of AUs (000s)	16	—	—
Rydex Dow 2X Strategy Fund
Beginning AUV	$12.063	$14.085	$10.000
Ending AUV	$17.763	$12.063	$14.085
Ending number of AUs (000s)	14	3	7

	2019	2018	2017
Rydex Electronics Fund
Beginning AUV	$10.302	$11.819	$10.000
Ending AUV	$16.384	$10.302	$11.819
Ending number of AUs (000s)	5	6	2
Rydex Energy Fund
Beginning AUV	$7.962	$10.702	$10.000
Ending AUV	$8.492	$7.962	$10.702
Ending number of AUs (000s)	21	6	—
Rydex Energy Services Fund
Beginning AUV	$5.413	$9.974	$10.000
Ending AUV	$5.401	$5.413	$9.974
Ending number of AUs (000s)	4	—	—
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$9.117	$11.269	$10.000
Ending AUV	$11.692	$9.117	$11.269
Ending number of AUs (000s)	—	—	—
Rydex Financial Services Fund
Beginning AUV	$9.830	$11.223	$10.000
Ending AUV	$12.571	$9.830	$11.223
Ending number of AUs (000s)	5	—	1
Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$10.163	$10.750	$10.000
Ending AUV	$11.851	$10.163	$10.750
Ending number of AUs (000s)	—	—	—
Rydex Health Care Fund
Beginning AUV	$11.031	$10.911	$10.000
Ending AUV	$13.500	$11.031	$10.911
Ending number of AUs (000s)	8	7	—
Rydex High Yield Strategy Fund
Beginning AUV	$10.176	$10.280	$10.000
Ending AUV	$11.566	$10.176	$10.280
Ending number of AUs (000s)	4	2	—
Rydex Internet Fund
Beginning AUV	$11.204	$11.592	$10.000
Ending AUV	$14.036	$11.204	$11.592
Ending number of AUs (000s)	3	7	2
Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$7.025	$6.936	$10.000
Ending AUV	$4.482	$7.025	$6.936
Ending number of AUs (000s)	—	7	1
Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$9.640	$9.302	$10.000
Ending AUV	$8.346	$9.640	$9.302
Ending number of AUs (000s)	—	—	—
Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$10.045	$9.071	$10.000
Ending AUV	$7.993	$10.045	$9.071
Ending number of AUs (000s)	6	5	—
Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$8.464	$8.718	$10.000
Ending AUV	$6.084	$8.464	$8.718
Ending number of AUs (000s)	19	6	—

	2019	2018	2017
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$10.043	$9.050	$10.000
Ending AUV	$7.960	$10.043	$9.050
Ending number of AUs (000s)	12	2	—
Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$9.195	$8.857	$10.000
Ending AUV	$7.077	$9.195	$8.857
Ending number of AUs (000s)	8	13	—
Rydex Japan 2X Strategy Fund
Beginning AUV	$10.294	$13.379	$10.000
Ending AUV	$14.290	$10.294	$13.379
Ending number of AUs (000s)	1	1	—
Rydex Leisure Fund
Beginning AUV	$9.235	$10.684	$10.000
Ending AUV	$11.921	$9.235	$10.684
Ending number of AUs (000s)	—	—	—
Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$9.197	$11.427	$10.000
Ending AUV	$12.499	$9.197	$11.427
Ending number of AUs (000s)	—	—	—
Rydex NASDAQ-100® Fund
Beginning AUV	$11.114	$11.335	$10.000
Ending AUV	$15.187	$11.114	$11.335
Ending number of AUs (000s)	31	15	2
Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$11.497	$12.696	$10.000
Ending AUV	$20.720	$11.497	$12.696
Ending number of AUs (000s)	8	31	28
Rydex Nova Fund
Beginning AUV	$10.666	$11.911	$10.000
Ending AUV	$15.446	$10.666	$11.911
Ending number of AUs (000s)	4	5	5
Rydex Precious Metals Fund
Beginning AUV	$8.746	$10.503	$10.000
Ending AUV	$13.291	$8.746	$10.503
Ending number of AUs (000s)	1	1	—
Rydex Real Estate Fund
Beginning AUV	$9.506	$10.273	$10.000
Ending AUV	$11.811	$9.506	$10.273
Ending number of AUs (000s)	5	7	2
Rydex Retailing Fund
Beginning AUV	$10.424	$10.788	$10.000
Ending AUV	$12.956	$10.424	$10.788
Ending number of AUs (000s)	—	—	—
Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$9.127	$11.365	$10.000
Ending AUV	$12.336	$9.127	$11.365
Ending number of AUs (000s)	—	—	—
Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$8.709	$11.821	$10.000
Ending AUV	$12.797	$8.709	$11.821
Ending number of AUs (000s)	2	2	—

	2019	2018	2017
Rydex S&P 500 2X Strategy Fund
Beginning AUV	$10.617	$12.569	$10.000
Ending AUV	$17.229	$10.617	$12.569
Ending number of AUs (000s)	8	5	1
Rydex S&P 500 Pure Growth Fund
Beginning AUV	$10.693	$11.349	$10.000
Ending AUV	$13.517	$10.693	$11.349
Ending number of AUs (000s)	0	2	1
Rydex S&P 500 Pure Value Fund
Beginning AUV	$9.791	$11.312	$10.000
Ending AUV	$12.051	$9.791	$11.312
Ending number of AUs (000s)	13	14	4
Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$9.384	$11.034	$10.000
Ending AUV	$10.814	$9.384	$11.034
Ending number of AUs (000s)	1	1	3
Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$9.096	$11.243	$10.000
Ending AUV	$11.122	$9.096	$11.243
Ending number of AUs (000s)	—	—	2
Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$9.910	$10.910	$10.000
Ending AUV	$11.139	$9.910	$10.910
Ending number of AUs (000s)	—	3	2
Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$8.478	$10.691	$10.000
Ending AUV	$10.216	$8.478	$10.691
Ending number of AUs (000s)	—	—	—
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$9.804	$8.781	$10.000
Ending AUV	$10.241	$9.804	$8.781
Ending number of AUs (000s)	—	—	—
Rydex Technology Fund
Beginning AUV	$11.476	$11.668	$10.000
Ending AUV	$16.014	$11.476	$11.668
Ending number of AUs (000s)	4	6	—
Rydex Telecommunications Fund
Beginning AUV	$9.849	$10.416	$10.000
Ending AUV	$11.134	$9.849	$10.416
Ending number of AUs (000s)	—	—	—
Rydex Transportation Fund
Beginning AUV	$9.310	$11.663	$10.000
Ending AUV	$11.364	$9.310	$11.663
Ending number of AUs (000s)	—	6	—
Rydex Utilities Fund
Beginning AUV	$10.871	$10.491	$10.000
Ending AUV	$12.919	$10.871	$10.491
Ending number of AUs (000s)	—	—	—
Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$9.933	$11.258	$10.000
Ending AUV	$9.438	$9.933	$11.258
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
Small Cap Value Fund (Series Q)
Beginning AUV	$8.997	$10.317	$10.000
Ending AUV	$11.011	$8.997	$10.317
Ending number of AUs (000s)	1	1	—
StylePlus Large Growth Fund (Series Y)
Beginning AUV	$11.198	$11.638	$10.000
Ending AUV	$14.974	$11.198	$11.638
Ending number of AUs (000s)	—	—	—
StylePlus Mid Growth Fund (Series J)
Beginning AUV	$10.612	$11.441	$10.000
Ending AUV	$14.062	$10.612	$11.441
Ending number of AUs (000s)	1	1	3
U.S. Total Return Bond Fund (Series E)
Beginning AUV	$10.492	$10.390	$10.000
Ending AUV	$10.946	$10.492	$10.390
Ending number of AUs (000s)	112	80	15
INVESCO VARIABLE INSURANCE FUNDS:
Invesco Oppenheimer V.I. Global Fund
Beginning AUV	$10.196	$11.790	$10.000
Ending AUV	$13.383	$10.196	$11.790
Ending number of AUs (000s)	58	50	19
Invesco Oppenheimer V.I. Global Strategic Income Fund
Beginning AUV	$9.807	$10.289	$10.000
Ending AUV	$10.831	$9.807	$10.289
Ending number of AUs (000s)	19	2	2
Invesco Oppenheimer V.I. International Growth Fund
Beginning AUV	$9.019	$11.228	$10.000
Ending AUV	$11.523	$9.019	$11.228
Ending number of AUs (000s)	16	10	—
Invesco Oppenheimer V.I. Main Street® Fund
Beginning AUV	$9.966	$10.860	$10.000
Ending AUV	$13.109	$9.966	$10.860
Ending number of AUs (000s)	32	23	1
Invesco Oppenheimer V.I. Total Return Bond Fund
Beginning AUV	$10.102	$10.251	$10.000
Ending AUV	$11.020	$10.102	$10.251
Ending number of AUs (000s)	—	—	—
Balanced Risk Allocation Fund
Beginning AUV	$9.954	$10.686	$10.000
Ending AUV	$11.419	$9.954	$10.686
Ending number of AUs (000s)	15	19	2
Comstock Fund
Beginning AUV	$10.115	$11.533	$10.000
Ending AUV	$12.655	$10.115	$11.533
Ending number of AUs (000s)	10	4	4
Core Equity Fund (inception April 28, 2006)
Beginning AUV	$9.728	$10.753	$10.000
Ending AUV	$12.527	$9.728	$10.753
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
Core Plus Bond Fund (inception May 1, 2016)
Beginning AUV	$10.049	$10.308	$10.000
Ending AUV	$11.144	$10.049	$10.308
Ending number of AUs (000s)	14	6	13
Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$9.773	$10.590	$10.000
Ending AUV	$12.207	$9.773	$10.590
Ending number of AUs (000s)	24	24	9
Equity and Income Fund
Beginning AUV	$9.743	$10.782	$10.000
Ending AUV	$11.709	$9.743	$10.782
Ending number of AUs (000s)	21	10	10
Global Real Estate Fund
Beginning AUV	$10.101	$10.780	$10.000
Ending AUV	$12.406	$10.101	$10.780
Ending number of AUs (000s)	18	4	—
Government Money Market Fund
Beginning AUV	$10.175	$10.034	$10.000
Ending AUV	$10.352	$10.175	$10.034
Ending number of AUs (000s)	1,083	1,036	1,013
Government Securities Fund
Beginning AUV	$10.138	$10.097	$10.000
Ending AUV	$10.738	$10.138	$10.097
Ending number of AUs (000s)	2	2	—
Growth and Income Fund
Beginning AUV	$9.573	$11.068	$10.000
Ending AUV	$11.966	$9.573	$11.068
Ending number of AUs (000s)	3	1	—
Health Care Fund
Beginning AUV	$10.418	$10.340	$10.000
Ending AUV	$13.784	$10.418	$10.340
Ending number of AUs (000s)	—	7	—
High Yield Fund
Beginning AUV	$9.917	$10.277	$10.000
Ending AUV	$11.240	$9.917	$10.277
Ending number of AUs (000s)	—	—	—
International Growth Fund
Beginning AUV	$9.444	$11.124	$10.000
Ending AUV	$12.124	$9.444	$11.124
Ending number of AUs (000s)	6	3	2
Mid Cap Core Equity Fund
Beginning AUV	$9.528	$10.795	$10.000
Ending AUV	$11.896	$9.528	$10.795
Ending number of AUs (000s)	5	5	—
Technology Fund
Beginning AUV	$11.404	$11.473	$10.000
Ending AUV	$15.472	$11.404	$11.473
Ending number of AUs (000s)	1	10	5

	2019	2018	2017
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$10.460	$11.078	$10.000
Ending AUV	$12.718	$10.460	$11.078
Ending number of AUs (000s)	—	—	—
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Balanced Portfolio
Beginning AUV	$10.225	$10.584	$10.000
Ending AUV	$12.466	$10.225	$10.584
Ending number of AUs (000s)	1	1	1
Corporate Bond Portfolio
Beginning AUV	$10.001	$10.210	$10.000
Ending AUV	$11.202	$10.001	$10.210
Ending number of AUs (000s)	—	—	—
Energy Portfolio
Beginning AUV	$6.701	$10.189	$10.000
Ending AUV	$6.923	$6.701	$10.189
Ending number of AUs (000s)	6	—	—
Global Bond Portfolio
Beginning AUV	$10.178	$10.211	$10.000
Ending AUV	$11.120	$10.178	$10.211
Ending number of AUs (000s)	1	1	—
High Income Portfolio
Beginning AUV	$10.068	$10.301	$10.000
Ending AUV	$11.178	$10.068	$10.301
Ending number of AUs (000s)	7	9	2
Limited-Term Bond Portfolio
Beginning AUV	$10.104	$10.040	$10.000
Ending AUV	$10.515	$10.104	$10.040
Ending number of AUs (000s)	—	—	—
Mid Cap Growth Portfolio
Beginning AUV	$11.578	$11.602	$10.000
Ending AUV	$15.946	$11.578	$11.602
Ending number of AUs (000s)	12	7	2
Natural Resources Portfolio
Beginning AUV	$8.393	$10.950	$10.000
Ending AUV	$9.173	$8.393	$10.950
Ending number of AUs (000s)	1	2	—
Science and Technology Portfolio
Beginning AUV	$10.953	$11.575	$10.000
Ending AUV	$16.348	$10.953	$11.575
Ending number of AUs (000s)	7	3	—
Value Portfolio
Beginning AUV	$10.048	$10.848	$10.000
Ending AUV	$12.674	$10.048	$10.848
Ending number of AUs (000s)	4	4	—

	2019	2018	2017
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Balanced Portfolio
Beginning AUV	$11.186	$11.127	$10.000
Ending AUV	$13.692	$11.186	$11.127
Ending number of AUs (000s)	87	49	6
Enterprise Portfolio
Beginning AUV	$11.545	$11.611	$10.000
Ending AUV	$15.618	$11.545	$11.611
Ending number of AUs (000s)	91	76	23
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Institutional:
Forty Portfolio
Beginning AUV	$11.465	$11.259	$10.000
Ending AUV	$15.702	$11.465	$11.259
Ending number of AUs (000s)	29	13	14
Global Research Portfolio
Beginning AUV	$10.596	$11.394	$10.000
Ending AUV	$13.653	$10.596	$11.394
Ending number of AUs (000s)	9	8	4
Mid Cap Value Portfolio
Beginning AUV	$9.495	$11.010	$10.000
Ending AUV	$12.358	$9.495	$11.010
Ending number of AUs (000s)	93	83	24
Overseas Portfolio
Beginning AUV	$9.717	$11.442	$10.000
Ending AUV	$12.324	$9.717	$11.442
Ending number of AUs (000s)	4	4	4
Research Portfolio
Beginning AUV	$10.974	$11.282	$10.000
Ending AUV	$14.850	$10.974	$11.282
Ending number of AUs (000s)	10	7	2
JANUS ASPEN SERIES: JANUS HENDERSON FUNDS- Service:
Flexible Bond Portfolio
Beginning AUV	$10.018	$10.164	$10.000
Ending AUV	$10.931	$10.018	$10.164
Ending number of AUs (000s)	28	23	—
US Low Volatility Portfolio
Beginning AUV	$10.462	$10.980	$10.000
Ending AUV	$13.376	$10.462	$10.980
Ending number of AUs (000s)	4	9	—
JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund
Beginning AUV	$9.982	$11.567	$10.000
Ending AUV	$11.042	$9.982	$11.567
Ending number of AUs (000s)	57	46	11
JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio
Beginning AUV	$10.238	$10.944	$10.000
Ending AUV	$11.917	$10.238	$10.944
Ending number of AUs (000s)	32	31	2

	2019	2018	2017
Income Builder Portfolio
Beginning AUV	$10.165	$10.706	$10.000
Ending AUV	$11.598	$10.165	$10.706
Ending number of AUs (000s)	53	36	3
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$9.203	$11.317	$10.000
Ending AUV	$10.856	$9.203	$11.317
Ending number of AUs (000s)	54	53	13
Global Dynamic Multi Asset Portfolio
Beginning AUV	$10.447	$11.198	$10.000
Ending AUV	$12.286	$10.447	$11.198
Ending number of AUs (000s)	24	6	1
International Equity Portfolio
Beginning AUV	$9.669	$11.249	$10.000
Ending AUV	$11.683	$9.669	$11.249
Ending number of AUs (000s)	3	2	1
US Small-Mid Cap Equity Portfolio
Beginning AUV	$9.717	$11.217	$10.000
Ending AUV	$12.606	$9.717	$11.217
Ending number of AUs (000s)	27	14	1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$9.686	$10.584	$10.000
Ending AUV	$12.096	$9.686	$10.584
Ending number of AUs (000s)	12	10	—
ClearBridge Dividend Strategy Portfolio
Beginning AUV	$10.676	$11.237	$10.000
Ending AUV	$14.027	$10.676	$11.237
Ending number of AUs (000s)	31	15	1
ClearBridge Large Cap Growth Portfolio
Beginning AUV	$11.414	$11.430	$10.000
Ending AUV	$15.063	$11.414	$11.430
Ending number of AUs (000s)	64	55	5
ClearBridge Small Cap Growth Portfolio
Beginning AUV	$11.826	$11.475	$10.000
Ending AUV	$14.943	$11.826	$11.475
Ending number of AUs (000s)	43	64	2
QS Dynamic Multi Strategy Portfolio
Beginning AUV	$10.018	$10.817	$10.000
Ending AUV	$11.554	$10.018	$10.817
Ending number of AUs (000s)	26	26	2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$9.936	$10.358	$10.000
Ending AUV	$11.349	$9.936	$10.358
Ending number of AUs (000s)	4	—	—

	2019	2018	2017
LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$10.076	$10.514	$10.000
Ending AUV	$11.405	$10.076	$10.514
Ending number of AUs (000s)	30	28	4
Dividend Growth Portfolio
Beginning AUV	$10.762	$11.307	$10.000
Ending AUV	$13.588	$10.762	$11.307
Ending number of AUs (000s)	30	26	9
Growth and Income Portfolio
Beginning AUV	$10.170	$11.088	$10.000
Ending AUV	$12.439	$10.170	$11.088
Ending number of AUs (000s)	—	—	—
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Portfolios - Service
Beginning AUV	$10.310	$10.592	$10.000
Ending AUV	$12.575	$10.310	$10.592
Ending number of AUs (000s)	10	26	8
MFS VARIABLE INSURANCE TRUST:
Growth Series - Service
Beginning AUV	$11.763	$11.503	$10.000
Ending AUV	$16.182	$11.763	$11.503
Ending number of AUs (000s)	11	—	—
Value Series - Service
Beginning AUV	$9.993	$11.165	$10.000
Ending AUV	$12.922	$9.993	$11.165
Ending number of AUs (000s)	13	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
AQR Large Cap Defensive Style Fund (inception May 1, 2018)
Beginning AUV	$9.958	$10.000	N/A
Ending AUV	$12.857	$9.958	N/A
Ending number of AUs (000s)	—	—	N/A
Bond Index Fund
Beginning AUV	$10.080	$10.162	$10.000
Ending AUV	$10.894	$10.080	$10.162
Ending number of AUs (000s)	9	2	1
DFA NVIT Capital Appreciation Fund
Beginning AUV	$10.014	$11.152	$10.000
Ending AUV	$11.989	$10.014	$11.152
Ending number of AUs (000s)	6	4	2
DFA NVIT Moderate Fund
Beginning AUV	$10.048	$10.905	$10.000
Ending AUV	$11.810	$10.048	$10.905
Ending number of AUs (000s)	—	—	—
DoubleLine NVIT Total Return Tactical Fund (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.666	N/A	N/A
Ending number of AUs (000s)	52	N/A	N/A

	2019	2018	2017
Government Money Market Fund (inception February 8, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.156	N/A	N/A
Ending number of AUs (000s)	241	N/A	N/A
International Index Fund
Beginning AUV	$9.666	$11.248	$10.000
Ending AUV	$11.722	$9.666	$11.248
Ending number of AUs (000s)	67	65	30
iShares ETF Fixed Income Fund (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.565	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
iShares ETF Global Equity Fund (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.876	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
Mid Cap Index Fund
Beginning AUV	$9.714	$11.005	$10.000
Ending AUV	$12.168	$9.714	$11.005
Ending number of AUs (000s)	55	50	13
Multi-Manager International Value Fund
Beginning AUV	$9.397	$11.361	$10.000
Ending AUV	$10.936	$9.397	$11.361
Ending number of AUs (000s)	—	—	—
Multi-Manager Mid Cap Value Fund
Beginning AUV	$9.397	$10.832	$10.000
Ending AUV	$11.632	$9.397	$10.832
Ending number of AUs (000s)	—	—	4
Neuberger Berman NVIT Socially Responsible Fund
Beginning AUV	$10.440	$11.099	$10.000
Ending AUV	$13.136	$10.440	$11.099
Ending number of AUs (000s)	—	—	—
S&P 500 Index Fund
Beginning AUV	$10.732	$11.300	$10.000
Ending AUV	$14.025	$10.732	$11.300
Ending number of AUs (000s)	73	58	19
Small Cap Index Fund
Beginning AUV	$9.705	$10.971	$10.000
Ending AUV	$12.110	$9.705	$10.971
Ending number of AUs (000s)	87	53	26
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
Beginning AUV	$10.707	$11.457	$10.000
Ending AUV	$14.192	$10.707	$11.457
Ending number of AUs (000s)	1	—	—
Mid Cap Intrinsic Value Portfolio
Beginning AUV	$9.212	$10.889	$10.000
Ending AUV	$10.738	$9.212	$10.889
Ending number of AUs (000s)	5	4	1

	2019	2018	2017
Short Duration Bond Portfolio
Beginning AUV	$10.109	$10.022	$10.000
Ending AUV	$10.466	$10.109	$10.022
Ending number of AUs (000s)	10	6	2
US Equity Index PutWrite Strategy Portfolio
Beginning AUV	$9.835	$10.566	$10.000
Ending AUV	$11.319	$9.835	$10.566
Ending number of AUs (000s)	3	2	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3
Beginning AUV	$9.781	$10.701	$10.000
Ending AUV	$11.243	$9.781	$10.701
Ending number of AUs (000s)	—	—	—
BTS Tactical Fixed Income Portfolio
Beginning AUV	$9.418	$10.043	$10.000
Ending AUV	$9.682	$9.418	$10.043
Ending number of AUs (000s)	8	8	5
Power Dividend Index Portfolio
Beginning AUV	$10.035	$10.926	$10.000
Ending AUV	$9.735	$10.035	$10.926
Ending number of AUs (000s)	16	22	13
Power Income Portfolio
Beginning AUV	$9.710	$10.058	$10.000
Ending AUV	$10.444	$9.710	$10.058
Ending number of AUs (000s)	34	38	26
Power Momentum Portfolio
Beginning AUV	$10.982	$11.300	$10.000
Ending AUV	$11.829	$10.982	$11.300
Ending number of AUs (000s)	12	87	2
Probabilities Portfolio
Beginning AUV	$9.070	$10.746	$10.000
Ending AUV	$12.105	$9.070	$10.746
Ending number of AUs (000s)	22	—	—
Rational Trend Aggregation VA Portfolio (inception February 8, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.122	N/A	N/A
Ending number of AUs (000s)	1	N/A	N/A
TOPS Aggressive Growth ETF- Class 1
Beginning AUV	$10.146	$11.152	$10.000
Ending AUV	$12.621	$10.146	$11.152
Ending number of AUs (000s)	—	—	—
TOPS Balanced ETF- Class 1 (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$11.687	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Conservative ETF- Class 1
Beginning AUV	$10.138	$10.402	$10.000
Ending AUV	$11.329	$10.138	$10.402
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
TOPS Growth ETF- Class 1 (inception 9/17/2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$12.367	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 1
Beginning AUV	$10.011	$10.639	$10.000
Ending AUV	$11.465	$10.011	$10.639
Ending number of AUs (000s)	—	—	—
TOPS Managed Risk Growth ETF- Class 1
Beginning AUV	$10.129	$11.081	$10.000
Ending AUV	$11.853	$10.129	$11.081
Ending number of AUs (000s)	—	—	—
TOPS Managed Risk Moderate Growth ETF- Class 1
Beginning AUV	$10.085	$10.885	$10.000
Ending AUV	$11.728	$10.085	$10.885
Ending number of AUs (000s)	—	—	—
TOPS Moderate Growth ETF- Class 1 (inception date 9/17/2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$12.053	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Aggressive Growth ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.813	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Balanced ETF- Class 2 (inception May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.644	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Conservative ETF- Class 2
Beginning AUV	$10.109	$10.402	$10.000
Ending AUV	$11.274	$10.109	$10.402
Ending number of AUs (000s)	3	3	3
TOPS Growth ETF- Class 2 (inception 9/17/2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.609	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$9.982	$10.639	$10.000
Ending AUV	$11.417	$9.982	$10.639
Ending number of AUs (000s)	3	3	3
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$10.099	$11.081	$10.000
Ending AUV	$11.806	$10.099	$11.081
Ending number of AUs (000s)	3	3	3
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$10.056	$10.855	$10.000
Ending AUV	$11.678	$10.056	$10.855
Ending number of AUs (000s)	1	—	1
TOPS Moderate Growth ETF- Class 2 (inception date 9/17/2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.496	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A

	2019	2018	2017
PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio - Administrative
Beginning AUV	$9.890	$10.603	$10.000
Ending AUV	$10.553	$9.890	$10.603
Ending number of AUs (000s)	8	9	10
All Asset All Authority Portfolio - Institutional
Beginning AUV	$9.917	$10.604	$10.000
Ending AUV	$10.599	$9.917	$10.604
Ending number of AUs (000s)	—	—	—
All Asset Portfolio
Beginning AUV	$10.177	$10.775	$10.000
Ending AUV	$11.371	$10.177	$10.775
Ending number of AUs (000s)	45	26	—
CommodityRealReturn Strategy Portfolio
Beginning AUV	$9.033	$10.536	$10.000
Ending AUV	$10.051	$9.033	$10.536
Ending number of AUs (000s)	—	—	—
Dynamic Bond Portfolio
Beginning AUV	$10.333	$10.243	$10.000
Ending AUV	$10.826	$10.333	$10.243
Ending number of AUs (000s)	—	11	—
Emerging Markets Bond Portfolio
Beginning AUV	$9.871	$10.376	$10.000
Ending AUV	$11.311	$9.871	$10.376
Ending number of AUs (000s)	43	36	10
Global Bond Opportunities Unhedged Portfolio
Beginning AUV	$10.039	$10.494	$10.000
Ending AUV	$10.638	$10.039	$10.494
Ending number of AUs (000s)	—	—	—
Global Core Bond Hedged Portfolio
Beginning AUV	$10.350	$10.258	$10.000
Ending AUV	$11.149	$10.350	$10.258
Ending number of AUs (000s)	2	7	—
Global Managed Allocation Portfolio
Beginning AUV	$10.175	$10.779	$10.000
Ending AUV	$11.894	$10.175	$10.779
Ending number of AUs (000s)	—	—	—
High Yield Portfolio
Beginning AUV	$10.016	$10.304	$10.000
Ending AUV	$11.474	$10.016	$10.304
Ending number of AUs (000s)	9	17	41
Income Portfolio
Beginning AUV	$10.492	$10.467	$10.000
Ending AUV	$11.374	$10.492	$10.467
Ending number of AUs (000s)	137	109	60
International Bond Unhedged Portfolio
Beginning AUV	$10.204	$10.642	$10.000
Ending AUV	$10.904	$10.204	$10.642
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
International Bond US Dollar-Hedged Portfolio
Beginning AUV	$10.383	$10.183	$10.000
Ending AUV	$11.094	$10.383	$10.183
Ending number of AUs (000s)	49	73	29
Long Term US Government Portfolio
Beginning AUV	$10.327	$10.594	$10.000
Ending AUV	$11.684	$10.327	$10.594
Ending number of AUs (000s)	45	36	4
Low Duration Portfolio
Beginning AUV	$10.093	$10.073	$10.000
Ending AUV	$10.483	$10.093	$10.073
Ending number of AUs (000s)	26	33	13
Real Return Portfolio
Beginning AUV	$9.920	$10.159	$10.000
Ending AUV	$10.741	$9.920	$10.159
Ending number of AUs (000s)	15	33	10
Short Term Portfolio
Beginning AUV	$10.288	$10.148	$10.000
Ending AUV	$10.560	$10.288	$10.148
Ending number of AUs (000s)	58	69	5
Total Return Portfolio
Beginning AUV	$10.197	$10.267	$10.000
Ending AUV	$11.032	$10.197	$10.267
Ending number of AUs (000s)	82	105	12
PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$10.104	$10.182	$10.000
Ending AUV	$11.343	$10.104	$10.182
Ending number of AUs (000s)	—	—	1
Asia 30 Fund
Beginning AUV	$9.489	$11.674	$10.000
Ending AUV	$11.967	$9.489	$11.674
Ending number of AUs (000s)	—	—	—
Banks Fund
Beginning AUV	$9.588	$11.696	$10.000
Ending AUV	$13.061	$9.588	$11.696
Ending number of AUs (000s)	5	4	3
Basic Materials Fund
Beginning AUV	$9.422	$11.460	$10.000
Ending AUV	$11.075	$9.422	$11.460
Ending number of AUs (000s)	—	—	—
Bear Fund
Beginning AUV	$9.150	$8.807	$10.000
Ending AUV	$7.040	$9.150	$8.807
Ending number of AUs (000s)	12	6	—
Biotechnology Fund
Beginning AUV	$10.362	$11.128	$10.000
Ending AUV	$12.049	$10.362	$11.128
Ending number of AUs (000s)	15	3	1

	2019	2018	2017
Bull Fund
Beginning AUV	$10.484	$11.188	$10.000
Ending AUV	$13.492	$10.484	$11.188
Ending number of AUs (000s)	5	2	—
Consumer Goods Fund
Beginning AUV	$9.131	$10.734	$10.000
Ending AUV	$11.539	$9.131	$10.734
Ending number of AUs (000s)	—	—	—
Consumer Services Fund
Beginning AUV	$10.856	$10.805	$10.000
Ending AUV	$13.510	$10.856	$10.805
Ending number of AUs (000s)	4	1	1
Emerging Markets Fund
Beginning AUV	$9.846	$11.637	$10.000
Ending AUV	$12.213	$9.846	$11.637
Ending number of AUs (000s)	—	—	—
Europe 30 Fund
Beginning AUV	$9.356	$10.912	$10.000
Ending AUV	$11.004	$9.356	$10.912
Ending number of AUs (000s)	—	—	—
Falling U.S. Dollar Fund
Beginning AUV	$9.891	$10.573	$10.000
Ending AUV	$9.645	$9.891	$10.573
Ending number of AUs (000s)	—	—	—
Financials Fund
Beginning AUV	$10.260	$11.472	$10.000
Ending AUV	$13.345	$10.260	$11.472
Ending number of AUs (000s)	6	5	3
Government Money Market Fund
Beginning AUV	$10.018	$9.991	$10.000
Ending AUV	$10.080	$10.018	$9.991
Ending number of AUs (000s)	71	86	81
Health Care Fund
Beginning AUV	$11.427	$10.958	$10.000
Ending AUV	$13.620	$11.427	$10.958
Ending number of AUs (000s)	2	3	—
Industrials Fund
Beginning AUV	$9.998	$11.478	$10.000
Ending AUV	$13.027	$9.998	$11.478
Ending number of AUs (000s)	3	4	4
International Fund
Beginning AUV	$9.312	$11.070	$10.000
Ending AUV	$11.089	$9.312	$11.070
Ending number of AUs (000s)	—	—	—
Internet Fund
Beginning AUV	$12.245	$11.687	$10.000
Ending AUV	$14.432	$12.245	$11.687
Ending number of AUs (000s)	13	10	2
Japan Fund
Beginning AUV	$10.326	$11.703	$10.000
Ending AUV	$12.372	$10.326	$11.703
Ending number of AUs (000s)	—	—	—

	2019	2018	2017
Large-Cap Growth Fund
Beginning AUV	$11.103	$11.330	$10.000
Ending AUV	$14.289	$11.103	$11.330
Ending number of AUs (000s)	—	—	—
Large-Cap Value Fund
Beginning AUV	$9.859	$11.047	$10.000
Ending AUV	$12.775	$9.859	$11.047
Ending number of AUs (000s)	—	—	—
Mid-Cap Fund
Beginning AUV	$9.459	$10.872	$10.000
Ending AUV	$11.667	$9.459	$10.872
Ending number of AUs (000s)	—	—	—
Mid-Cap Growth Fund
Beginning AUV	$9.728	$11.069	$10.000
Ending AUV	$12.068	$9.728	$11.069
Ending number of AUs (000s)	—	—	—
Mid-Cap Value Fund
Beginning AUV	$9.355	$10.805	$10.000
Ending AUV	$11.590	$9.355	$10.805
Ending number of AUs (000s)	10	—	—
NASDAQ-100 Fund
Beginning AUV	$11.061	$11.288	$10.000
Ending AUV	$15.097	$11.061	$11.288
Ending number of AUs (000s)	49	27	14
Oil & Gas Fund
Beginning AUV	$8.603	$10.800	$10.000
Ending AUV	$9.321	$8.603	$10.800
Ending number of AUs (000s)	60	35	1
Pharmaceuticals Fund
Beginning AUV	$9.712	$10.369	$10.000
Ending AUV	$11.059	$9.712	$10.369
Ending number of AUs (000s)	6	—	—
Precious Metals Fund
Beginning AUV	$8.879	$10.276	$10.000
Ending AUV	$12.942	$8.879	$10.276
Ending number of AUs (000s)	8	—	—
Real Estate Fund
Beginning AUV	$9.786	$10.393	$10.000
Ending AUV	$12.386	$9.786	$10.393
Ending number of AUs (000s)	2	—	—
Rising Rates Opportunity Fund
Beginning AUV	$9.440	$9.077	$10.000
Ending AUV	$7.785	$9.440	$9.077
Ending number of AUs (000s)	—	8	—
Semiconductor Fund
Beginning AUV	$11.294	$12.600	$10.000
Ending AUV	$16.890	$11.294	$12.600
Ending number of AUs (000s)	2	3	2
Short Emerging Markets Fund
Beginning AUV	$9.408	$8.369	$10.000
Ending AUV	$7.422	$9.408	$8.369
Ending number of AUs (000s)	9	6	—

	2019	2018	2017
Short International Fund
Beginning AUV	$10.189	$8.837	$10.000
Ending AUV	$8.401	$10.189	$8.837
Ending number of AUs (000s)	6	5	—
Short Mid-Cap Fund
Beginning AUV	$9.968	$8.997	$10.000
Ending AUV	$7.847	$9.968	$8.997
Ending number of AUs (000s)	11	5	—
Short NASDAQ-100 Fund
Beginning AUV	$8.426	$8.690	$10.000
Ending AUV	$6.053	$8.426	$8.690
Ending number of AUs (000s)	21	—	—
Short Small-Cap Fund
Beginning AUV	$9.927	$9.006	$10.000
Ending AUV	$7.852	$9.927	$9.006
Ending number of AUs (000s)	15	—	—
Small Cap Fund
Beginning AUV	$9.435	$10.848	$10.000
Ending AUV	$11.644	$9.435	$10.848
Ending number of AUs (000s)	—	—	—
Small-Cap Growth Fund
Beginning AUV	$10.232	$10.872	$10.000
Ending AUV	$12.170	$10.232	$10.872
Ending number of AUs (000s)	2	4	2
Small-Cap Value Fund
Beginning AUV	$9.402	$10.977	$10.000
Ending AUV	$11.506	$9.402	$10.977
Ending number of AUs (000s)	—	—	—
Technology Fund
Beginning AUV	$11.358	$11.642	$10.000
Ending AUV	$16.465	$11.358	$11.642
Ending number of AUs (000s)	6	—	—
Telecommunications Fund
Beginning AUV	$8.933	$10.538	$10.000
Ending AUV	$10.236	$8.933	$10.538
Ending number of AUs (000s)	—	—	—
U.S. Government Plus Fund
Beginning AUV	$10.159	$10.757	$10.000
Ending AUV	$11.992	$10.159	$10.757
Ending number of AUs (000s)	—	—	—
UltraBull Fund
Beginning AUV	$10.506	$12.453	$10.000
Ending AUV	$16.802	$10.506	$12.453
Ending number of AUs (000s)	—	—	5
UltraMid-Cap Fund
Beginning AUV	$8.660	$11.844	$10.000
Ending AUV	$12.780	$8.660	$11.844
Ending number of AUs (000s)	0	—	—
UltraNASDAQ-100 Fund
Beginning AUV	$11.418	$12.653	$10.000
Ending AUV	$20.482	$11.418	$12.653
Ending number of AUs (000s)	7	33	23

	2019	2018	2017
UltraShort NASDAQ-100 Fund
Beginning AUV	$6.592	$7.467	$10.000
Ending AUV	$3.258	$6.592	$7.467
Ending number of AUs (000s)	257	7	—
UltraSmall-Cap Fund
Beginning AUV	$8.553	$11.726	$10.000
Ending AUV	$12.582	$8.553	$11.726
Ending number of AUs (000s)	—	—	—
Utilities Fund
Beginning AUV	$10.719	$10.434	$10.000
Ending AUV	$13.151	$10.719	$10.434
Ending number of AUs (000s)	4	2	—
PUTNAM VARIABLE TRUST:
Diversified Income Fund
Beginning AUV	$10.261	$10.379	$10.000
Ending AUV	$11.397	$10.261	$10.379
Ending number of AUs (000s)	14	13	—
Equity Income Fund
Beginning AUV	$10.372	$11.351	$10.000
Ending AUV	$13.505	$10.372	$11.351
Ending number of AUs (000s)	3	2	1
High Yield Fund
Beginning AUV	$9.921	$10.357	$10.000
Ending AUV	$11.332	$9.921	$10.357
Ending number of AUs (000s)	0	—	2
Income Fund
Beginning AUV	$10.265	$10.260	$10.000
Ending AUV	$11.469	$10.265	$10.260
Ending number of AUs (000s)	3	2	5
Mortgage Securities Fund
Beginning AUV	$9.969	$10.075	$10.000
Ending AUV	$11.267	$9.969	$10.075
Ending number of AUs (000s)	16	10	—
Multi Asset Absolute Return Fund
Beginning AUV	$9.586	$10.417	$10.000
Ending AUV	$10.138	$9.586	$10.417
Ending number of AUs (000s)	11	—	—
REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I
Beginning AUV	$10.151	$10.417	$10.000
Ending AUV	$11.071	$10.151	$10.417
Ending number of AUs (000s)	—	—	—
Managed Volatility Class N
Beginning AUV	$10.062	$10.375	$10.000
Ending AUV	$10.922	$10.062	$10.375
Ending number of AUs (000s)	4	4	3

	2019	2018	2017
ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$9.560	$10.527	$10.000
Ending AUV	$11.412	$9.560	$10.527
Ending number of AUs (000s)	19	17	7
Small-Cap Portfolio
Beginning AUV	$9.857	$10.771	$10.000
Ending AUV	$11.680	$9.857	$10.771
Ending number of AUs (000s)	9	7	—
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund
Beginning AUV	$9.963	$10.683	$10.000
Ending AUV	$11.645	$9.963	$10.683
Ending number of AUs (000s)	—	—	—
Conservative Strategy Fund
Beginning AUV	$10.048	$10.272	$10.000
Ending AUV	$10.976	$10.048	$10.272
Ending number of AUs (000s)	3	4	—
Defensive Strategy Fund
Beginning AUV	$10.058	$10.142	$10.000
Ending AUV	$10.659	$10.058	$10.142
Ending number of AUs (000s)	—	—	—
Market Growth Strategy Fund
Beginning AUV	$9.965	$10.828	$10.000
Ending AUV	$11.825	$9.965	$10.828
Ending number of AUs (000s)	28	28	—
Market Plus Strategy Fund
Beginning AUV	$9.947	$11.086	$10.000
Ending AUV	$12.126	$9.947	$11.086
Ending number of AUs (000s)	9	—	—
Moderate Strategy Fund
Beginning AUV	$10.057	$10.472	$10.000
Ending AUV	$11.420	$10.057	$10.472
Ending number of AUs (000s)	1	1	—
T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$11.964	$11.787	$10.000
Ending AUV	$15.479	$11.964	$11.787
Ending number of AUs (000s)	125	108	8
Equity Income Portfolio II
Beginning AUV	$10.065	$11.162	$10.000
Ending AUV	$12.667	$10.065	$11.162
Ending number of AUs (000s)	—	1	1
Health Sciences Portfolio II
Beginning AUV	$11.203	$11.125	$10.000
Ending AUV	$14.389	$11.203	$11.125
Ending number of AUs (000s)	60	25	26

	2019	2018	2017
T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$10.089	$10.011	$10.000
Ending AUV	$10.487	$10.089	$10.011
Ending number of AUs (000s)	21	36	2
THIRD AVENUE VARIABLE SERIES TRUST:
FFI Strategies Portfolio
Beginning AUV	$8.522	$10.714	$10.000
Ending AUV	$9.570	$8.522	$10.714
Ending number of AUs (000s)	—	—	—
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$9.645	$10.588	$10.000
Ending AUV	$11.140	$9.645	$10.588
Ending number of AUs (000s)	—	—	—
Strategic Growth Portfolio
Beginning AUV	$9.504	$10.805	$10.000
Ending AUV	$11.367	$9.504	$10.805
Ending number of AUs (000s)	—	—	—
VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$9.652	$12.633	$10.000
Ending AUV	$12.586	$9.652	$12.633
Ending number of AUs (000s)	39	29	26
Emerging Markets Bond Fund
Beginning AUV	$9.920	$10.585	$10.000
Ending AUV	$11.155	$9.920	$10.585
Ending number of AUs (000s)	2	1	—
Global Gold Fund
Beginning AUV	$9.065	$10.883	$10.000
Ending AUV	$12.559	$9.065	$10.883
Ending number of AUs (000s)	4	4	—
Global Hard Assets Fund
Beginning AUV	$7.738	$10.805	$10.000
Ending AUV	$8.644	$7.738	$10.805
Ending number of AUs (000s)	2	1	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$10.544	$10.971	$10.000
Ending AUV	$12.850	$10.544	$10.971
Ending number of AUs (000s)	264	85	23
Capital Growth Portfolio
Beginning AUV	$11.488	$11.684	$10.000
Ending AUV	$14.460	$11.488	$11.684
Ending number of AUs (000s)	30	28	16
Conservative Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.688	N/A	N/A
Ending number of AUs (000s)	16	N/A	N/A

	2019	2018	2017
Diversified Value Portfolio
Beginning AUV	$9.813	$10.852	$10.000
Ending AUV	$12.274	$9.813	$10.852
Ending number of AUs (000s)	46	43	36
Equity Income Portfolio
Beginning AUV	$10.555	$11.281	$10.000
Ending AUV	$13.068	$10.555	$11.281
Ending number of AUs (000s)	186	72	12
Equity Index Portfolio
Beginning AUV	$10.738	$11.301	$10.000
Ending AUV	$14.028	$10.738	$11.301
Ending number of AUs (000s)	461	267	65
Global Bond Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.486	N/A	N/A
Ending number of AUs (000s)	13	N/A	N/A
Growth Portfolio
Beginning AUV	$11.595	$11.630	$10.000
Ending AUV	$15.438	$11.595	$11.630
Ending number of AUs (000s)	113	62	35
High Yield Bond Portfolio
Beginning AUV	$9.965	$10.296	$10.000
Ending AUV	$11.469	$9.965	$10.296
Ending number of AUs (000s)	126	66	15
International Portfolio
Beginning AUV	$10.488	$12.063	$10.000
Ending AUV	$13.694	$10.488	$12.063
Ending number of AUs (000s)	346	319	81
Mid Cap Index Portfolio
Beginning AUV	$9.967	$11.047	$10.000
Ending AUV	$12.978	$9.967	$11.047
Ending number of AUs (000s)	249	190	24
Moderate Allocation Portfolio (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.779	N/A	N/A
Ending number of AUs (000s)	—	N/A	N/A
REIT Index Portfolio
Beginning AUV	$9.673	$10.272	$10.000
Ending AUV	$12.398	$9.673	$10.272
Ending number of AUs (000s)	163	166	44
Short-Term Investment Grade Portfolio
Beginning AUV	$10.106	$10.052	$10.000
Ending AUV	$10.628	$10.106	$10.052
Ending number of AUs (000s)	487	480	76
Small Company Growth Portfolio
Beginning AUV	$10.372	$11.241	$10.000
Ending AUV	$13.221	$10.372	$11.421
Ending number of AUs (000s)	74	96	25
Total Bond Market Index Portfolio
Beginning AUV	$10.100	$10.164	$10.000
Ending AUV	$10.921	$10.100	$10.164
Ending number of AUs (000s)	596	316	113

	2019	2018	2017
Total International Stock Market Index Portfolio (inception date May 1, 2019)
Beginning AUV	$10.000	N/A	N/A
Ending AUV	$10.746	N/A	N/A
Ending number of AUs (000s)	65	N/A	N/A
Total Stock Market Index Portfolio
Beginning AUV	$10.607	$11.262	$10.000
Ending AUV	$13.800	$10.607	$11.262
Ending number of AUs (000s)	687	735	209
VIRTUS VARIABLE INSURANCE TRUST
Duff & Phelps Real Estate Securities Series
Beginning AUV	$9.770	$10.468	$10.000
Ending AUV	$12.430	$9.770	$10.468
Ending number of AUs (000s)	7	1	1
Newfleet Multi-Sector Intermediate Bond Series
Beginning AUV	$10.001	$10.290	$10.000
Ending AUV	$11.031	$10.001	$10.290
Ending number of AUs (000s)	1	3	—
SGA International Series
Beginning AUV	$9.169	$11.020	$10.000
Ending AUV	$10.853	$9.169	$11.020
Ending number of AUs (000s)	—	—	—
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$10.536	$11.353	$10.000
Ending AUV	$14.625	$10.536	$11.353
Ending number of AUs (000s)	7	7	1
Opportunity Fund
Beginning AUV	$10.385	$11.201	$10.000
Ending AUV	$13.632	$10.385	$11.201
Ending number of AUs (000s)	—	—	—
WESTCHESTER CAPITAL
Merger Fund VL
Beginning AUV	$10.793	$10.093	$10.000
Ending AUV	$11.441	$10.793	$10.093
Ending number of AUs (000s)	8	6	—

APPENDIX C: Deductions for Taxes - Qualified and Non-Qualified Annuity Contracts
State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE: The above tax deduction rates are as of January 1, 2020. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see "Expenses – Premium Taxes."
Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.
[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
3
Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

APPENDIX D: Illustrations of ROP Enhanced Death Benefit Rider
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0519) dated May 1, 2020 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-05-19

Monument Advisor SelectSM
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company
through its
Jefferson National Life Annuity Account G
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are not available in the State of New York.
This prospectus describes the Monument Advisor SelectSM Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.
If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see "Electronic Administration of Your Contract."
You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

2

Table of Contents (continued)
3

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Adjusted Partial Withdrawal: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Annuity Unit: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
Excess Advisor Fee: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.
4

FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.
Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Advisor Fee: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.
Maximum Advisor Fee Percentage: For Contracts issued before November 1, 2019, 2.00% per year. For Contracts issued on or after November 1, 2019, 1.5% per year.
Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Measuring Life: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are Joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word "Annuitant" for the word "Owner."
Net Contract Value: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).
5

Return of Premium ("ROP") Enhanced Death Benefit Rider: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.
Return of Premium ("ROP") Enhanced Death Benefit Rider Fee: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See "Fee Table - Optional ROP Enhanced Death Benefit Rider" for the current fee.
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life Annuity Account G, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.
6

Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.
The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading "Death Benefit." If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.
Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
7

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."
8

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%
Optional ROP Enhanced Death Benefit Rider
The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.
	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2019.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 5.81%
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The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.
Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$634.93	$1,882.17	$3,099.85	$6,019.35
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$64.93	$203.69	$355.24	$798.12
(3)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$589.18	$1,751.81	$2,893.80	$5,660.86
(4)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$19.18	$60.34	$105.55	$239.03
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
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The Company
Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.
We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.
The Monument Advisor Select Variable Annuity Contract
This prospectus describes The Monument Advisor Select Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract and applicable federal and state withholding. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
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Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
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You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
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You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.
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Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment
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Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
The Investment Portfolios are NOT publicly available mutual funds. Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolio do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
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Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
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(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
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Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio
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now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.
Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
If the ROP Enhanced Death Benefit Rider is elected, Advisor Fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for illustrations.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-accounts:
•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Moderate (Class P)
•	Nationwide Variable Insurance Trust – Nationwide VIT Government Money Market
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
ROP Enhanced Death Benefit Rider Fee
If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.
The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the "Fee Table."
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Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.
The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:
•	DFA Investment Dimensions Group, Inc. – DFA VA Global Moderate Allocation
•	DFA Investment Dimensions Group, Inc. – VA Equity Allocation
•	DFA Investment Dimensions Group, Inc. – VA Global Bond
•	DFA Investment Dimensions Group, Inc. – VA International Small
•	DFA Investment Dimensions Group, Inc. – VA International Value
•	DFA Investment Dimensions Group, Inc. – VA Short-Term Fixed
•	DFA Investment Dimensions Group, Inc. – VA US Large Value
•	DFA Investment Dimensions Group, Inc. – VA US Targeted Value
•	Dreyfus Stock Index Fund, Inc.
•	Nationwide Variable Insurance Trust – NVIT Bond Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT International Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)
•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)
•	Nationwide Variable Insurance Trust – NVIT Mid Cap Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT S&P 500 Index (Class Y)
•	Nationwide Variable Insurance Trust – NVIT Small Cap Index (Class Y)
•	Vanguard Variable Insurance Fund – Vanguard Balanced
•	Vanguard Variable Insurance Fund – Vanguard Capital Growth
•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation
•	Vanguard Variable Insurance Fund – Vanguard Diversified Value
•	Vanguard Variable Insurance Fund – Vanguard Equity Income
•	Vanguard Variable Insurance Fund – Vanguard Equity Index
•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index
•	Vanguard Variable Insurance Fund – Vanguard Growth
•	Vanguard Variable Insurance Fund – Vanguard High Yield Bond
•	Vanguard Variable Insurance Fund – Vanguard International
•	Vanguard Variable Insurance Fund – Vanguard Mid-Cap Index
•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation
•	Vanguard Variable Insurance Fund – Vanguard REIT Index
•	Vanguard Variable Insurance Fund – Vanguard Short-Term Investment Grade
•	Vanguard Variable Insurance Fund – Vanguard Small Company Growth
•	Vanguard Variable Insurance Fund – Vanguard Total Bond Market Index
•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index
•	Vanguard Variable Insurance Fund – Vanguard Total Stock Market Index
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical
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Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	John Hancock Variable Insurance Trust – Emerging Markets Value
•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Conservative ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Balanced ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Managed Risk Moderate Growth ETF (Class 1)
•	Northern Lights Variable Trust – TOPS Moderate Growth ETF (Class 1)
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.
Premium Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see "Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts."
Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
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(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
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Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Standard Death Benefit Amount During the Accumulation Period
Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.
ROP Enhanced Death Benefit Rider
For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:
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(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or
(2)	is the Total Purchase Payments made to the Contract reduced by any charges for the ROP Enhanced Death Benefit Rider and Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.
If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See "Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider" for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.
Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.
The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:
(1)	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:
(a)	the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);
(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or
(c)	the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).
(2)	the Annuity Date;
(3)	the date the Contract to which this rider is attached terminates;
(4)	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;
(5)	Subject to the step up in Contract Value described above, immediately following a spousal continuation.
Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
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•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy(Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70½, (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
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For contracts issued on or after July 20, 2012, you may only choose to have fixed Annuity Payments during the Annuity Period. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
For contracts issued prior to July 20, 2012, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.
Annuity Payment Amount
For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:
(1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;
(2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;
(3)	the performance of the Investment Portfolio(s) you selected, less any applicable fees; and
(4)	the Annuity Option you select.
You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.
On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, if applicable, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
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OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70½ prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than
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April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the Contract will be distributed by December 31 of the tenth year following the Contract Owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also, a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
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The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
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Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number
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of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
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(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or
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to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
34

Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.
The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.
35

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
36

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.
37

American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 (formerly, American Funds Insurance Series® - Mortgage Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide current income and preservation of capital.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
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American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Blue Chip Income and Growth Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
39

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia VP Select Smaller-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Insurance Trust - Columbia VP Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia VP Select Large-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
40

Columbia Funds Variable Series Trust II - Columbia VP Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: FF, LCFF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
41

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (formerly, Federated Insurance Series - Federated Kaufmann Fund II: Service Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF
43

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
44

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
45

Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
46

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (formerly, Janus Henderson VIT Balanced Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Insititutional Shares (formerly, Janus Henderson VIT Forty Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Global Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (formerly, Janus Henderson VIT Overseas Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
47

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares (formerly, Janus Henderson U.S. Low Volatility Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement US Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
48

Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF
49

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LCFF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF
50

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
51

Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
52

Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
53

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST
54

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST
55

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST
56

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST
57

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
58

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST
59

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST
60

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST
61

SEI Insurance Products Trust -VP Balanced Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Conservative Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI Insurance Products Trust -VP Defensive Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Manage risk of loss while providing current income and opportunity for limited capital appreciation.
SEI Insurance Products Trust -VP Market Growth Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI Insurance Products Trust -VP Market Plus Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Long-term capital appreciation.
SEI Insurance Products Trust -VP Moderate Strategy Fund: Class II Shares
Investment Advisor:	SEI Investments Management Corporation
Investment Objective:	Capital appreciation, while managing the risk of loss.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
62

Third Avenue Variable Series Trust - FFI Strategies Portfolio (formerly, Third Avenue Variable Series Trust - Third Avenue Value Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
63

Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
64

Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
65

APPENDIX B: Condensed Financial Information Since this annuity contract was not available as of December 31, 2019, there are no Accumulation Unit values available.
66

APPENDIX C: Deductions for Taxes - Qualified and Non-Qualified Annuity Contracts
State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%
NOTE: The above tax deduction rates are as of January 1, 2020. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see "Expenses – Premium Taxes."
Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.
[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
3
Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
67

APPENDIX D: Illustrations of ROP Enhanced Death Benefit Rider
The following table illustrates the impact of partial withdrawals and market value movement for a Contract which has the standard Death Benefit compared to a Contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000
*/Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
The next table illustrates the impact of Advisor Fees and market value movement for a Contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:
Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420
*/Assuming that on the day the Advisor Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisor Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisor Fees, the Excess Advisor Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).
**/The standard Death Benefit Amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/The ROP Enhanced Death Benefit Amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.
68

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-XX20) dated May 1, 2020 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor Select) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-XX-20

Monument Advisor®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company
through its Jefferson National Life Annuity Account G

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2020. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company:
Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.
Jefferson National Life Annuity Account G:
Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on Texas Insurance law on January 18, 1996. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
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Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from
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section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020,
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distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
See Annuity Payments (The Annuity Period) located in the prospectus.
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Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company, during the last calendar year.
Advisor Group
CFD
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Purshe Kaplan
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life Annuity Account G and the financial statements and schedules of Jefferson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated April 21, 2020 of Jefferson National Life Insurance Company, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the Texas Department of Insurance.

Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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Monument Advisor SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Variable Annuity
Issued by Jefferson National Life Insurance Company
through its Jefferson National Life Annuity Account G

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2020. You may obtain a copy of the current prospectus on our Website, by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, or by calling 1-866-667-0561.
General Information
General Information Regarding Jefferson National Life Insurance Company:
Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.
On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.
Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002, CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.
Jefferson National Life Annuity Account G:
Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on Texas Insurance law on January 18, 1996. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
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Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.
The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
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Distribution Requirements
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
If the Owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse that occurs before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. If the Owner’s surviving spouse dies on or after January 1, 2020, the entire balance of the Contract must be withdrawn by December 31 of the tenth year following the death of the Owner’s surviving spouse.
(b)	if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; or
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the Owner's death, unless otherwise permitted by law and approved by the Company. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from
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section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020). Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act that was enacted on December 20, 2019 raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020,
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distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns 72. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation with respect to other IRA rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
A Roth IRA owner was able to recharacterize ("undo") the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, the Tax Cuts and Jobs Act of 2017 eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Published Ratings
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.
Administration
Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.
Annuity Provisions
See Annuity Payments (The Annuity Period) located in the prospectus.
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Distribution
Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company, during the last calendar year.
Advisor Group
CFD
Cetera Financial Group
H Beck
Kestra
Ladenburg Thalmann
Purshe Kaplan
Raymond James
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2020.
Financial Statements
The financial statements and schedules of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
Independent Registered Public Accounting Firm
The financial statements of Jefferson National Life Annuity Account G and the financial statements and schedules of Jefferson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated April 21, 2020 of Jefferson National Life Insurance Company, includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices prescribed or permitted by the Texas Department of Insurance.
Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
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9

JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT G

Annual Report

to

Contract Owners

December 31, 2019

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners' equity of the sub–accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners' equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the three–year period ended December 31, 2019 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub –account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract owners' equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the three–year period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for each of the years or periods in the two–year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company's separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company's separate accounts since at least 1981.

Columbus, Ohio

April 8, 2020

Appendix

Statement of assets, liabilities and contract owners' equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners' equity for each of the years in the two–year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Large Cap Growth Class I–2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

Alger Capital Appreciation Class I–2 (ALCAI2)

Alger Small Cap Growth (AASCO)

ALLIANCE VAR PRODUCTS SERIES

AB Small Cap Growth Class B (ABSCGB)

AB International Growth Class B (ABIGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Small–Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Large Company Value I (ACVLVI)

American Century VP Balanced - Class I (ACVB)

American Century VP Income & Growth I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP International I (ACVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

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AMERICAN FUNDS INS SERIES

American Funds Mortgage Class 4 (AMVM4) American Funds Mngd Rsk International P–2 (AVRIP2) American Funds Mngd Rsk Growth–Income P–2 (AVGIP2) American Funds Mngd Rsk Growth Class P–2 (AVRGP2) American Funds Mngd Rsk Blue Chp Inc & Gr P–2 (AVRBP2) American Funds High–Income Bond Class 4 (AMVHI4) American Funds Growth–Income Class 4 (AMVGI4) American Funds Growth Class 4 (AMVGR4)

American Funds Global Bond Class 4 (AMVGB4) American Funds Bond Class 4 (AMVBD4)

American Funds Asset Allocation Class 4 (AMVAA4) American Funds Mngd Rsk Asset Allocation P–2 (AVPAP2) American Funds International Class 4 (AMVI4)

American Funds Blue Chip Income and Growth 4 (AMVBC4) American Funds New World (AMVNW4)

AMUNDI PIONEER ASSET MGMNT Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2) Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2) Amundi Pioneer Strategic Income VCT Class II (PIVSI2) Amundi Pioneer High Yield VCT Class II (PIHYB2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3) BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3) BlackRock Capital Appreciation V.I. Cl3 (BRVCA3) BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3) BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3) BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3) BlackRock Equity Dividend V.I. Cl3 (BRVED3) BlackRock Global Allocation V.I. Cl3 (MLVGA3)

3

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index - Serv (DVSCS)(1)

BNY Mellon Stock Index (DSIF)(1)

BNY Mellon Sustainable U.S. Equity (DSRG)(1)

BNY Mellon International Value (DVIV)(1)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Strategic Income 2 (CLVSI2)

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Small Cap Value (CLVSV1)(1)

CVP Select Large Cap Value (CLVLV1)(1)

CVP AQR Managed Futures Strategy (CLVQF2)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short–Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating–Rate Income (ETVFR)

FEDERATED INSURANCE SERIES

Federated Kaufmann II (FVK2S)

Federated Managed Volatility II (FVU2)

Federated High Income Bond II (FHIB)

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FIDELITY VIP

Fidelity VIP Target Volatility - Serv II (FVTV2) Fidelity VIP Intl Capital Apprec - Serv II (FVICA2) Fidelity VIP FundsManager 70% Service 2 (FVF702) Fidelity VIP FundsManager 60% Service 2 (FVF602) Fidelity VIP FundsManager 50% Service 2 (FVF502) Fidelity VIP FundsManager 20% Service 2 (FVF202) Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2) Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Value Strategies - Serv II (FVSS2) Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2) Fidelity VIP Equity–Income - Serv II (FEI2)

Fidelity VIP Growth & Income - Serv II (FGI2) Fidelity VIP Growth Opportunities - Serv II (FGO2) Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2) Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2) Fidelity VIP Value - Serv II (FV2)

Fidelity VIP Real Estate - Serv II (FRESS2) Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST Franklin Mutual Shares II (FTVMS2) Franklin Income II (FTVIS2)

Franklin Global Real Estate II (FTVGR2) Franklin Rising Dividends II (FTVRD2)

Franklin U.S. Government Securities II (FTVUG2) Franklin Templeton Global Bond II (FTVGI2) Franklin Strategic Income II (FTVSI2)

5

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi–Strategy Alternatives (GVMSA) Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS) Guggenheim Rydex US Government Money Market (GVRUGM) Guggenheim Var Ser Large Cap Value Ser B (GVLCVB) Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE) Guggenheim Global Managed Futures Strategy (RVMFU) Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Banking (RBKF) Guggenheim Rydex Basic Materials (RBMF) Guggenheim Rydex Biotechnology (RBF) Guggenheim Rydex Commodities Strategy (RVCMD) Guggenheim Rydex Consumer Products (RCPF) Guggenheim Rydex Dow 2X Strategy (RVLDD) Guggenheim Rydex Electronics (RELF) Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF) Guggenheim Rydex Europe 1.25X Strategy (RLCE) Guggenheim Rydex Financial Services (RFSF) Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB) Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD) Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF) Guggenheim Rydex Inverse Mid–Cap Strategy (RVIMC) Guggenheim Rydex Inverse NASDAQ–100 Strategy (RAF) Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC) Guggenheim Rydex Inverse S&P 500 Strategy (RUF) Guggenheim Rydex Japan 2X Strategy (RLCJ) Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid–Cap 1.5X Strategy (RMED) Guggenheim Multi–Hedge Strategies (RVARS) Guggenheim Rydex NASDAQ–100 2X Strategy (RVF)

6

Guggenheim Rydex NASDAQ–100 (ROF) Guggenheim Rydex Nova (RNF) Guggenheim Rydex Precious Metals (RPMF) Guggenheim Rydex Real Estate (RREF) Guggenheim Rydex Retailing (RRF)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK) Guggenheim Rydex S&P 500 2X Strategy (RTF) Guggenheim Rydex S&P 500 Pure Growth (RVLCG) Guggenheim Rydex S&P 500 Pure Value (RVLCV) Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG) Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV) Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG) Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV) Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL) Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL) Guggenheim Rydex Transportation (RTRF) Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL) Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB) Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ) Guggenheim Var Ser High Yield Ser P (SBLP) Guggenheim Var Ser Small Cap Value Ser Q (SBLQ) Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX) Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY) Guggenheim Rydex High Yield Strategy (RHYS)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI) Invesco V.I. Value Opportunities II (AVBV2) Invesco V.I. Core Equity I (AVGI)

Invesco V.I. Equity and Income I (IVKEI1) Invesco V.I. Health Care I (IVHS) Invesco V.I. Global Real Estate I (IVRE)

7

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Balanced Risk Allocation II (IVBRA2) Invesco V.I. International Growth I (AVIE) Invesco V.I. Diversified Dividend I (IVDDI) Invesco V.I. Technology I (IVT)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Government Securities I (IVGS1) Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)(1) Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)(1) Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)(1) Invesco Oppenheimer V.I. Global - S2 (OVGSS)(1)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)(1) Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)(1)

IVY VIP

Ivy VIP Asset Strategy (WRASP) Ivy VIP Balanced (WRBP)

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Global Equity Income (WRDIV) Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR) Ivy VIP Growth (WRGP)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited–Term Bond (WRLTBP) Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP) Ivy VIP Value (WRVP)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Inst (JABIN) Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson US Low Volatility - Serv (JIULVV) Janus Henderson Mid Cap Value - Inst (JMCVIN)

8

Janus Henderson Research - Inst (JARIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology - Serv (JAGTS)

Janus Henderson Overseas - Inst (JAIG)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Global Dynamic Multi–Asset (LZRGDM)

Lazard Retirement US Small–Mid Cap Equity (LZRUSM)

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Small Cap Growth II (SBVSG2)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Calibrated Dividend Growth (LOVCDG)

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Growth and Income (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

9

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY) NW Neuberger Berman NVIT Socially Responsible I (NVNSR1) NVIT International Index - Class Y (GVIXY)

NVIT Multi–Manager International Value I (GVDIVI)

NVIT Multi–Manager Mid Cap Value I (NVMMV1)

NW DFA NVIT Capital Appreciation P (NVLCAP) NW DFA NVIT Moderate P (NVLMP)

NVIT Bond Index - Class Y (NVBXD) NVIT Small Cap Index - Class Y (NVSIXD) NVIT Mid Cap Index - Class Y (MCIFD) NVIT S&P 500 Index - Class Y (GVEXD)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS) Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI) Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2) Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF - 1 (NOTMG1) Ntrn Lts TOPS Managed Risk Moderate Growth ETF - 2 (NOTMG2) Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1) Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1) Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2) Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1) Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2) Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts Probabilities Class 1 (NOVPB1) Ntrn Lts Power Momentum (NOVPM)

10

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts Power Income Class 2 (NOVPI2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority - Admin (PVAAAD) PIMCO VIT All Asset All Authority - Inst (PVAAAI) PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA) PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Multi–Asset Managed Allocation Adm (PVGMAA) PIMCO VIT Short–Term - Admin (PVSTA)

PIMCO VIT Dynamic Bond - Admin (PMUBAM) PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA) PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA) PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Long Term US Government - Admin (PMVLGA) PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA) PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PROFUNDS VP

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM) ProFunds VP Large–Cap Growth (PROLCG) ProFunds VP Large–Cap Value (PROLCV)

ProFunds VP Mid–Cap (PROMC) ProFunds VP Mid–Cap Growth (PROMCG) ProFunds VP Mid–Cap Value (PROMCV) ProFunds VP Short Mid–Cap (PROSMC) ProFunds VP Short Small–Cap (PROSSC)

11

ProFunds VP Small Cap (PROSC)

ProFunds VP Small–Cap Growth (PROSCG)

ProFunds VP Small–Cap Value (PROSCV)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid–Cap (PROUMC)

ProFunds VP UltraSmall–Cap (PROUSC)

ProFunds VP UltraShort NASDAQ–100 (PROUSN)

ProFunds Access VP High Yield (PROAHY)

ProFunds VP Asia 30 (PROA30)

ProFunds VP Banks (PROBNK)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Bear (PROBR)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Financials (PROFIN)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Internet (PRONET)

ProFunds VP Japan (PROJP)

ProFunds VP NASDAQ–100 (PRON)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short NASDAQ–100 (PROSN)

ProFunds VP Technology (PROTEC)

12

ProFunds VP Telecommunications (PROTEL) ProFunds VP U.S. Government Plus (PROGVP) ProFunds VP UltraNASDAQ-100 (PROUN) ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B) Putnam VT Mortgage Securities Cl IB (PVAGIB) Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB) Putnam VT High Yield Cl IB (PVHYB) Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro–Cap (ROCMC)

Royce Small–Cap (ROCSC)

RUSSELL INVESTMENT FUNDS

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Global Real Estate Securities (RLVGRE) RIF International Developed Markets (RLVIDM) RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

SEI INSURANCE PRODUCTS TRUST

SEI Moderate Strategy Class II (SIVMS2) SEI Market Plus Strategy Class II (SIVMP2) SEI Market Growth Strategy Class II (SIVMG2) SEI Defensive Strategy Class II (SIVDS2)

SEI Conservative Strategy Class II (SIVCS2) SEI Balanced Strategy Class II (SIVBS2)

13

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2) T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2) T. Rowe Price Limited–Term Bond II (TRLT2)

THIRD AVENUE VARIABLE SERIES

Third Avenue Variable Annuity Trust Value (TAVV)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP) Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Unconstrained Emerging Markets Bond (VWBF) VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS Vanguard VIF Balanced (VVB) Vanguard VIF Capital Growth (VVCG) Vanguard VIF Diversified Value (VVDV) Vanguard VIF Equity Income (VVEI) Vanguard VIF Equity Index (VVEIX) Vanguard VIF Growth (VVG)

Vanguard VIF High Yield Bond (VVHYB) Vanguard VIF International (VVI) Vanguard VIF Mid–Cap Index (VVMCI) Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short–Term Investment Grade (VVSTC) Vanguard VIF Small Company Growth (VVSCG) Vanguard VIF Total Bond Market Index (VVHGB) Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)(1)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA) Virtus Newfleet Multi–Sector Intermediate Bond Class A (VRVNMA)

14

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners' equity as of December 31, 2019 and the related statements of operations and changes in contract owners' equity for the period from February 8, 2019 (inception) to December 31, 2019.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

Statement of assets, liabilities and contract owners' equity as of December 31, 2019 and the related statements of operations and changes in contract owners' equity for the period from May 1, 2019 (inception) to December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total International Stock Market Index (VVTISI)

Statement of operations for the period from January 1, 2019 to February 27, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to February 27, 2019 (liquidation) and the year ended December 31, 2018.

JANUS HENDERSON VIT FUNDS

Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)

15

Statement of operations for the period from January 1, 2019 to April 26, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to April 26, 2019 (liquidation) and the year ended December 31, 2018.

INVESCO V. I.

Invesco Oppenheimer V.I. Global Multi–Alternatives - Cl 2 (OVGMAS)

Statement of operations for the period from January 1, 2019 to March 6, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to March 6, 2019 (liquidation) and the year ended December 31, 2018.

TORTOISE VARIABLE INSURANCE PORTFOLIO

Tortoise VIP MLP & Pipeline Class II (TTVMP2)

Statement of operations for the period from January 1, 2019 to July 26, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to July 26, 2019 (liquidation) and the year ended December 31, 2018.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Classic Stock (LOVCS)

Statement of operations for the period from January 1, 2019 to July 31, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to July 31, 2019 (liquidation) and the year ended December 31, 2018.

LORD ABBETT SERIES FUND, INC.

Lord Abbett International Opportunities (LOIOVC)

Statement of operations for the period from January 1, 2019 to December 24, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to December 24, 2019 (liquidation) and the year ended December 31, 2018.

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners' equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Large Cap Value Portfolio: Class I (AMTP)

16

Statement of assets, liabilities and contract owners' equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners' equity for the year ended December 31, 2019 and the period from May 1, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS INS SERIES

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Capital Income Builder Class 4 (AMVCB4)

NATIONWIDE VARIABLE INSURANCE

NVIT Nationwide Fund Class 1 (TRF)

Statement of changes in contract owners' equity for the period from January 1, 2018 to March 28, 2018 (liquidation).

BLACKROCK VAR SERIES TRST FNDS

BlackRock iShares Dynamic Fixed Income (BVIDI3)

Statement of changes in contract owners' equity for the period from January 1, 2018 to August 30, 2018 (liquidation).

BLACKROCK VAR SERIES TRST FNDS

BlackRock iShares Alternative Strategies (BVIAS3)

Statement of changes in contract owners' equity for the period from January 1, 2018 to April 26, 2018 (liquidation).

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Strategic Income (GVSIA)

Statement of changes in contract owners' equity for the period from January 1, 2018 to July 2, 2018 (liquidation).

GUGGENHEIM VARIABLE TRUST

VT StylePlus Large Core (GVSLCA)

17

Statement of changes in contract owners' equity for the period from January 1, 2018 to April 26, 2018 (liquidation).

JANUS HENDERSON VIT FUNDS

Janus Henderson Global Allocation Moderate (JGAMSV)

Statement of changes in contract owners' equity for the period from January 1, 2018 to January 2, 2018 (liquidation).

NORTHER LIGHTS VARIABLE TRUST

NTRN Lts Anchor Tactical Credit Strategies Portfolio (NOVATC)

Statement of changes in contract owners' equity for the period from January 1, 2018 to June 28, 2018 (liquidation).

VIRTUS VAR INSURANCE TRUST

Virtus Rampart Equity Trend (VRVETA)

Statement of changes in contract owners' equity for the period from January 1, 2018 to December 7, 2018 (liquidation).

WILSHIRE VARIABLE INSURANCE TRUST

Wilshire 2015 ETF (WSV15)

Wilshire 2035 ETF (WSV35)

(1)See Note 1 to the financial statements for the former name of the sub–account. 18

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts in	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	Payout	Equity
APTGBS	541,266	$11,961,345	$12,779,284	$-	$12,779,284	$1	$12,779,283	$ 12,775,968	$3,315	$12,779,283
ALCGI2	71,742	4,551,442	4,613,738	-	4,613,738	2	4,613,736	4,613,736	-	4,613,736
ALMGI2	131,787	3,248,014	2,990,241	-	2,990,241	2	2,990,239	2,990,239	-	2,990,239
ALCAI2	267,704	22,629,282	21,665,303	-	21,665,303	1	21,665,302	21,665,302	-	21,665,302
AASCO	8,671	220,099	248,761	1	248,762	-	248,762	248,762	-	248,762
ABSCGB	44,716	587,366	793,706	-	793,706	2	793,704	793,704	-	793,704
ABIGB	25,808	581,192	597,445	-	597,445	-	597,445	597,445	-	597,445
ABTGB	38,367	1,159,383	1,235,023	-	1,235,023	1	1,235,022	1,235,022	-	1,235,022
ALVGIA	539,998	16,501,606	16,361,937	-	16,361,937	-	16,361,937	16,361,062	875	16,361,937
ALVIVB	119,573	1,608,603	1,702,726	-	1,702,726	-	1,702,726	1,702,726	-	1,702,726
ALVDAB	24,323	309,850	324,949	-	324,949	-	324,949	324,949	-	324,949
ALVSVB	720,881	13,941,304	12,774,016	-	12,774,016	1	12,774,015	12,774,015	-	12,774,015
AAGEA2	446,482	5,444,937	5,460,473	2	5,460,475	-	5,460,475	5,460,475	-	5,460,475
ABEAA2	1,194,431	13,137,559	12,696,797	1	12,696,798	-	12,696,798	12,696,798	-	12,696,798
ACEAA2	366,304	3,991,570	4,076,965	1	4,076,966	-	4,076,966	4,076,966	-	4,076,966
AGEAA2	862,109	9,634,204	9,405,610	-	9,405,610	-	9,405,610	9,405,610	-	9,405,610
AUGEA2	426,577	4,551,602	4,474,798	-	4,474,798	-	4,474,798	4,474,798	-	4,474,798
AAEIP3	1,486,208	13,139,917	13,316,426	-	13,316,426	1	13,316,425	13,316,425	-	13,316,425
ARLPE3	89,977	1,224,591	1,377,544	-	1,377,544	-	1,377,544	1,377,544	-	1,377,544
ACVLVI	166,943	2,541,008	2,719,501	-	2,719,501	1	2,719,500	2,719,500	-	2,719,500
ACVB	1,399,063	10,504,088	11,444,335	-	11,444,335	-	11,444,335	11,444,335	-	11,444,335
ACVIG	1,031,697	10,282,068	10,337,609	-	10,337,609	1	10,337,608	10,337,031	577	10,337,608
ACVIP2	1,289,458	12,921,860	13,229,840	-	13,229,840	-	13,229,840	13,229,840	-	13,229,840
ACVI	416,739	4,470,848	4,792,501	2	4,792,503	-	4,792,503	4,792,503	-	4,792,503
ACVMV1	381,023	7,381,209	7,879,549	-	7,879,549	2	7,879,547	7,879,547	-	7,879,547
ACVU1	391,950	7,525,708	8,203,507	1	8,203,508	-	8,203,508	8,203,508	-	8,203,508
ACVV	1,061,108	11,505,107	12,436,181	-	12,436,181	-	12,436,181	12,434,352	1,829	12,436,181
AMVM4	791,256	8,243,527	8,260,713	1	8,260,714	-	8,260,714	8,260,714	-	8,260,714
AVRIP2	4,012	42,288	43,813	-	43,813	1	43,812	43,812	-	43,812
AVGIP2	3,777	43,874	51,701	1	51,702	-	51,702	51,702	-	51,702
AVRGP2	21,540	249,200	295,307	-	295,307	1	295,306	295,306	-	295,306
AVRBP2	204,511	2,453,275	2,435,731	1	2,435,732	-	2,435,732	2,435,732	-	2,435,732
AMVHI4	1,551,621	16,751,605	16,385,120	-	16,385,120	-	16,385,120	16,385,120	-	16,385,120
AMVGI4	715,287	34,355,057	35,421,007	1	35,421,008	-	35,421,008	35,397,920	23,088	35,421,008
AMVGR4	649,575	48,811,920	51,582,718	4	51,582,722	-	51,582,722	51,572,622	10,100	51,582,722
AMVGB4	258,863	3,002,336	3,085,649	1	3,085,650	-	3,085,650	3,085,650	-	3,085,650
AMVBD4	1,442,610	15,745,923	15,868,711	1	15,868,712	-	15,868,712	15,868,712	-	15,868,712
AMVAA4	1,741,427	39,650,021	41,219,581	-	41,219,581	-	41,219,581	41,086,683	132,898	41,219,581
AMVGS4	86,169	2,064,088	2,254,186	-	2,254,186	-	2,254,186	2,254,186	-	2,254,186
AVPAP2	385,237	5,026,545	5,185,286	-	5,185,286	1	5,185,285	5,162,688	22,597	5,185,285
AMVI4	1,511,691	30,035,153	31,050,127	-	31,050,127	1	31,050,126	31,023,933	26,193	31,050,126
AMVBC4	1,763,597	23,726,006	23,473,481	2	23,473,483	-	23,473,483	23,451,593	21,890	23,473,483

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts in	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	Payout	Equity
AMVNW4	1,427,111	33,880,671	36,348,516	-	36,348,516	-	36,348,516	36,339,652	8,864	36,348,516
AMVGW4	337,028	4,923,377	5,267,744	1	5,267,745	-	5,267,745	5,243,906	23,839	5,267,745
AMVGG4	121,956	3,525,745	3,908,690	2	3,908,692	-	3,908,692	3,908,692	-	3,908,692
AMVUA4	688,912	8,438,690	8,418,500	-	8,418,500	1	8,418,499	8,418,499	-	8,418,499
AMVIG4	307,184	5,126,327	5,532,387	-	5,532,387	-	5,532,387	5,532,387	-	5,532,387
AMVCB4	423,028	4,317,118	4,530,626	-	4,530,626	1	4,530,625	4,530,625	-	4,530,625
PIVB2	2,254,652	24,671,042	25,229,561	3	25,229,564	-	25,229,564	25,161,244	68,320	25,229,564
PIVEI2	609,954	12,067,515	10,320,418	-	10,320,418	2	10,320,416	10,320,416	-	10,320,416
PIVF2	162,040	2,283,459	2,440,321	1	2,440,322	-	2,440,322	2,440,322	-	2,440,322
PIVMV2	107,129	1,913,159	1,952,970	-	1,952,970	1	1,952,969	1,952,969	-	1,952,969
PIVSI2	1,476,141	14,873,782	15,204,256	-	15,204,256	-	15,204,256	15,204,256	-	15,204,256
PIHYB2	466,355	4,314,470	4,416,387	-	4,416,387	1	4,416,386	4,416,386	-	4,416,386
BRVUG3	178,913	1,838,712	1,846,385	2,531	1,848,916	-	1,848,916	1,848,916	-	1,848,916
BVLFG3	705,126	11,312,706	11,007,011	-	11,007,011	-	11,007,011	11,007,011	-	11,007,011
BRVCA3	4,411	37,195	34,402	-	34,402	1	34,401	34,401	-	34,401
BVLCV3	370,756	3,545,877	3,581,500	-	3,581,500	1	3,581,499	3,581,499	-	3,581,499
BVLCC3	198,417	5,213,872	5,400,907	-	5,400,907	3	5,400,904	5,400,904	-	5,400,904
BRVHY3	5,855,415	42,948,141	43,447,181	174,968	43,622,149	-	43,622,149	43,622,149	-	43,622,149
BRVTR3	1,253,829	14,623,117	15,133,713	29,924	15,163,637	-	15,163,637	15,163,637	-	15,163,637
BRVED3	1,007,233	11,754,539	11,965,924	-	11,965,924	-	11,965,924	11,965,924	-	11,965,924
MLVGA3	1,245,552	17,395,213	18,035,596	1	18,035,597	-	18,035,597	18,035,597	-	18,035,597
DVSCS	1,992,138	38,041,063	37,970,143	-	37,970,143	-	37,970,143	37,922,444	47,699	37,970,143
DSIF	801,001	42,682,768	48,019,994	-	48,019,994	-	48,019,994	48,019,994	-	48,019,994
DSRG	58,182	2,043,888	2,286,566	2	2,286,568	-	2,286,568	2,286,568	-	2,286,568
DVIV	438,054	4,781,422	5,269,786	1	5,269,787	-	5,269,787	5,269,787	-	5,269,787
CVSBF	1,430,283	3,139,669	3,289,651	-	3,289,651	1	3,289,650	3,289,650	-	3,289,650
CLVSI2	1,915,496	7,977,305	8,102,548	1	8,102,549	-	8,102,549	8,102,549	-	8,102,549
CLVGT2	867,323	16,448,387	18,317,865	-	18,317,865	-	18,317,865	18,317,865	-	18,317,865
CLVSV1	117,378	2,829,812	2,936,807	-	2,936,807	1	2,936,806	2,935,917	889	2,936,806
CLVLV1	447,366	11,101,140	12,378,610	1	12,378,611	-	12,378,611	12,368,713	9,898	12,378,611
CLVQF2	878,101	6,519,378	6,295,984	1	6,295,985	-	6,295,985	6,295,985	-	6,295,985
CSCRS	607,032	2,201,498	2,227,807	-	2,227,807	-	2,227,807	2,227,807	-	2,227,807
DWVSVS	268,941	10,200,241	10,235,900	1	10,235,901	-	10,235,901	10,234,995	906	10,235,901
DFVEA	2,698,672	29,300,658	31,601,454	-	31,601,454	1	31,601,453	31,601,453	-	31,601,453
DFVGMI	4,872,334	60,270,648	64,850,762	-	64,850,762	1	64,850,761	64,850,761	-	64,850,761
DFVGB	12,456,586	133,267,619	130,545,017	-	130,545,017	1	130,545,016	130,541,975	3,041	130,545,016
DFVIS	5,729,481	70,771,001	71,733,107	-	71,733,107	2	71,733,105	71,733,105	-	71,733,105
DFVIV	8,298,670	101,525,027	101,741,694	-	101,741,694	1	101,741,693	101,741,693	-	101,741,693
DFVSTF	8,073,856	82,752,604	82,353,330	-	82,353,330	1	82,353,329	82,310,346	42,983	82,353,329
DFVULV	5,856,547	145,589,557	160,762,214	1	160,762,215	-	160,762,215	160,679,783	82,432	160,762,215
DFVUTV	5,280,113	95,758,122	94,936,432	-	94,936,432	3	94,936,429	94,912,834	23,595	94,936,429
ETVFR	7,056,724	65,052,050	64,569,023	-	64,569,023	-	64,569,023	64,565,727	3,296	64,569,023
FVK2S	273,785	5,532,667	5,823,414	-	5,823,414	2	5,823,412	5,823,412	-	5,823,412

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
FVU2	785,296	7,761,586	8,873,845	-	8,873,845	-	8,873,845	8,856,659	17,186	8,873,845
FHIB	2,256,860	14,252,528	14,737,294	1	14,737,295	-	14,737,295	14,734,952	2,343	14,737,295
FVTV2	27,639	319,248	341,899	-	341,899	1	341,898	341,898	-	341,898
FVICA2	1,091,908	18,661,892	21,106,573	2	21,106,575	-	21,106,575	21,059,321	47,254	21,106,575
FVF702	127	1,475	1,564	2	1,566	-	1,566	1,566	-	1,566
FVF602	92,597	1,016,315	941,716	-	941,716	-	941,716	941,716	-	941,716
FVF502	32,008	376,665	391,458	-	391,458	1	391,457	391,457	-	391,457
FVF202	1,702	19,294	18,977	1	18,978	-	18,978	18,978	-	18,978
FVFI2	166,693	1,946,304	1,971,980	1	1,971,981	-	1,971,981	1,971,981	-	1,971,981
FDSCS2	323,621	4,768,113	4,763,705	-	4,763,705	2	4,763,703	4,763,703	-	4,763,703
FC2	721,380	24,400,274	26,041,827	-	26,041,827	1	26,041,826	26,039,141	2,685	26,041,826
FVSS2	1,691	22,843	22,713	-	22,713	-	22,713	22,713	-	22,713
FB2	1,067,697	18,850,867	20,307,593	-	20,307,593	1	20,307,592	20,307,592	-	20,307,592
FDCA2	4,381	51,457	55,808	-	55,808	-	55,808	55,808	-	55,808
FEI2	177,010	3,785,069	4,088,932	-	4,088,932	2	4,088,930	4,088,930	-	4,088,930
FGI2	134,780	2,756,752	2,908,553	-	2,908,553	-	2,908,553	2,908,553	-	2,908,553
FGO2	650,618	28,673,233	31,262,193	1	31,262,194	-	31,262,194	31,262,194	-	31,262,194
FG2	180,492	12,465,579	13,975,457	1	13,975,458	-	13,975,458	13,936,495	38,963	13,975,458
FHI2	2,966,957	15,612,289	15,487,516	-	15,487,516	-	15,487,516	15,487,516	-	15,487,516
FIGBP2	3,304,143	41,265,078	42,392,155	1	42,392,156	-	42,392,156	42,391,327	829	42,392,156
FMC2	212,169	6,909,900	6,736,368	-	6,736,368	-	6,736,368	6,736,368	-	6,736,368
FO2	356,372	7,606,627	8,160,909	3	8,160,912	-	8,160,912	8,160,912	-	8,160,912
FV2	246,444	3,639,977	3,832,209	2	3,832,211	-	3,832,211	3,832,211	-	3,832,211
FRESS2	601,664	11,356,304	11,702,359	-	11,702,359	1	11,702,358	11,702,358	-	11,702,358
FVSIS2	2,957,652	33,565,252	33,539,777	1	33,539,778	-	33,539,778	33,539,778	-	33,539,778
FEOVF	2,026,969	53,699,498	52,194,444	-	52,194,444	1	52,194,443	52,158,324	36,119	52,194,443
FTVMS2	160,382	3,165,354	3,016,792	1	3,016,793	-	3,016,793	3,016,793	-	3,016,793
FTVIS2	1,508,652	23,658,838	24,002,658	-	24,002,658	-	24,002,658	24,000,085	2,573	24,002,658
FTVGR2	182,687	3,089,148	3,197,027	1	3,197,028	-	3,197,028	3,197,028	-	3,197,028
FTVRD2	312,849	8,185,622	8,443,801	-	8,443,801	1	8,443,800	8,436,794	7,006	8,443,800
FTVUG2	836,208	10,040,112	10,076,311	-	10,076,311	-	10,076,311	10,076,311	-	10,076,311
FTVGI2	2,827,749	46,795,729	45,159,148	-	45,159,148	-	45,159,148	45,070,551	88,597	45,159,148
FTVSI2	1,286,910	13,589,623	13,576,905	-	13,576,905	-	13,576,905	13,576,905	-	13,576,905
GVMSA	269,987	2,449,128	2,427,179	1	2,427,180	-	2,427,180	2,427,180	-	2,427,180
GVGMNS	13,535	163,903	166,484	1	166,485	-	166,485	166,485	-	166,485
GVR2XS	10,324	2,441,475	2,425,897	-	2,425,897	1	2,425,896	2,425,896	-	2,425,896
GVRUGM	1,614,671	1,614,670	1,614,671	-	1,614,671	1	1,614,670	1,614,670	-	1,614,670
GVLCVB	908	32,568	36,800	-	36,800	-	36,800	36,800	-	36,800
GVTRBE	3,460,719	55,576,303	55,821,391	-	55,821,391	-	55,821,391	55,821,391	-	55,821,391
RVMFU	189,704	3,200,202	3,154,782	-	3,154,782	1	3,154,781	3,154,781	-	3,154,781
RSRF	163,873	2,461,956	2,268,007	-	2,268,007	-	2,268,007	2,268,007	-	2,268,007
RBKF	19,217	1,828,136	1,867,910	1	1,867,911	-	1,867,911	1,866,976	935	1,867,911
RBMF	12,409	926,218	942,949	1	942,950	-	942,950	942,950	-	942,950

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
RBF	34,234	3,189,153	3,246,718	2	3,246,720	-	3,246,720	3,246,720	-	3,246,720
RVCMD	18,073	1,416,036	1,470,753	-	1,470,753	-	1,470,753	1,470,753	-	1,470,753
RCPF	131,789	8,515,752	8,886,519	-	8,886,519	-	8,886,519	8,886,519	-	8,886,519
RVLDD	16,652	2,536,601	2,720,228	-	2,720,228	1	2,720,227	2,720,227	-	2,720,227
RELF	36,765	3,686,410	3,891,156	-	3,891,156	1	3,891,155	3,891,155	-	3,891,155
RENF	63,386	3,549,400	3,737,243	-	3,737,243	1	3,737,242	3,737,242	-	3,737,242
RESF	31,760	878,639	962,025	-	962,025	-	962,025	962,025	-	962,025
RLCE	13,315	1,375,260	1,429,197	-	1,429,197	-	1,429,197	1,429,197	-	1,429,197
RFSF	38,478	3,334,812	3,454,909	-	3,454,909	1	3,454,908	3,454,908	-	3,454,908
RUGB	69,061	2,385,188	2,358,418	-	2,358,418	-	2,358,418	2,358,418	-	2,358,418
RHCF	29,679	2,168,179	2,222,081	-	2,222,081	1	2,222,080	2,221,010	1,070	2,222,080
RINF	13,122	1,306,421	1,364,789	-	1,364,789	2	1,364,787	1,364,787	-	1,364,787
RVIDD	4,028	112,556	105,543	-	105,543	2	105,541	105,541	-	105,541
RJNF	12,103	1,018,110	1,031,931	1	1,031,932	-	1,031,932	1,031,932	-	1,031,932
RVIMC	1,156	73,514	69,421	-	69,421	-	69,421	69,421	-	69,421
RAF	3,975	175,699	163,853	-	163,853	-	163,853	163,853	-	163,853
RVISC	4,106	231,052	220,973	-	220,973	3	220,970	220,970	-	220,970
RUF	7,320	419,846	404,727	-	404,727	-	404,727	403,210	1,517	404,727
RLCJ	1,514	129,925	129,258	-	129,258	-	129,258	129,258	-	129,258
RLF	28,916	2,919,497	3,065,942	-	3,065,942	-	3,065,942	3,065,942	-	3,065,942
RMED	19,324	375,224	375,081	-	375,081	-	375,081	375,081	-	375,081
RVARS	96,875	2,333,913	2,340,507	1	2,340,508	-	2,340,508	2,340,508	-	2,340,508
RVF	485,830	40,136,858	44,370,893	-	44,370,893	1	44,370,892	44,370,892	-	44,370,892
ROF	368,777	16,590,740	18,018,424	1	18,018,425	-	18,018,425	18,018,425	-	18,018,425
RNF	102,924	13,207,249	13,964,756	-	13,964,756	-	13,964,756	13,964,756	-	13,964,756
RPMF	110,096	3,584,859	4,044,936	-	4,044,936	2	4,044,934	4,044,934	-	4,044,934
RREF	25,815	1,101,605	1,121,913	-	1,121,913	-	1,121,913	1,121,913	-	1,121,913
RRF	4,789	421,628	428,861	1	428,862	-	428,862	428,862	-	428,862
RMEK	751	59,017	58,564	-	58,564	-	58,564	58,564	-	58,564
RTF	54,567	17,025,859	17,090,472	1	17,090,473	-	17,090,473	17,090,473	-	17,090,473
RVLCG	122,939	6,376,048	6,698,947	1	6,698,948	-	6,698,948	6,698,948	-	6,698,948
RVLCV	55,298	3,068,241	3,207,862	4	3,207,866	-	3,207,866	3,207,866	-	3,207,866
RVMCG	31,534	1,113,978	1,140,591	-	1,140,591	-	1,140,591	1,140,591	-	1,140,591
RVMCV	21,777	912,558	917,919	-	917,919	-	917,919	917,919	-	917,919
RVSCG	64,750	3,470,454	3,576,806	-	3,576,806	1	3,576,805	3,575,904	901	3,576,805
RVSCV	47,449	2,802,162	3,012,992	1	3,012,993	-	3,012,993	3,012,993	-	3,012,993
RVSDL	13,664	569,451	563,076	-	563,076	1	563,075	563,075	-	563,075
RTEC	48,191	5,665,656	6,065,864	-	6,065,864	1	6,065,863	6,065,863	-	6,065,863
RTEL	23,658	1,423,790	1,439,357	-	1,439,357	-	1,439,357	1,439,357	-	1,439,357
RTRF	17,739	1,428,384	1,430,806	2	1,430,808	-	1,430,808	1,430,808	-	1,430,808
RUTL	133,677	4,456,921	4,512,951	-	4,512,951	1	4,512,950	4,512,950	-	4,512,950
RVWDL	2,923	161,447	164,205	-	164,205	-	164,205	164,205	-	164,205
GVFRB	845,731	22,125,442	21,955,185	1	21,955,186	-	21,955,186	21,948,975	6,211	21,955,186

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
SBLD	7,206	95,093	104,120	-	104,120	1	104,119	104,119	-	104,119
SBLJ	25,772	1,529,074	1,507,138	-	1,507,138	3	1,507,135	1,507,135	-	1,507,135
SBLP	322,365	9,165,770	9,161,606	1	9,161,607	-	9,161,607	9,161,607	-	9,161,607
SBLQ	15,704	702,825	649,989	-	649,989	1	649,988	649,988	-	649,988
SBLX	45	1,331	1,556	-	1,556	-	1,556	1,556	-	1,556
SBLY	93,330	1,813,335	1,849,805	-	1,849,805	-	1,849,805	1,849,805	-	1,849,805
RHYS	24,160	2,066,893	2,092,478	-	2,092,478	-	2,092,478	2,092,478	-	2,092,478
ACC1	223,714	3,959,896	3,838,941	-	3,838,941	-	3,838,941	3,838,941	-	3,838,941
ACGI	199,843	4,174,399	3,815,007	2	3,815,009	-	3,815,009	3,815,009	-	3,815,009
AVBV2	2,431	16,098	13,566	-	13,566	1	13,565	13,565	-	13,565
AVGI	59,971	2,139,173	2,095,973	-	2,095,973	1	2,095,972	2,068,390	27,582	2,095,972
IVKEI1	734,162	13,753,885	12,862,524	2	12,862,526	-	12,862,526	12,862,526	-	12,862,526
IVHS	91,121	2,440,683	2,754,582	1	2,754,583	-	2,754,583	2,754,583	-	2,754,583
IVRE	1,237,011	21,378,622	22,538,336	2	22,538,338	-	22,538,338	22,538,338	-	22,538,338
AVHY1	1,230,091	6,517,564	6,654,791	-	6,654,791	-	6,654,791	6,654,791	-	6,654,791
IVBRA2	833,354	8,852,213	8,941,891	1	8,941,892	-	8,941,892	8,941,892	-	8,941,892
AVIE	149,768	5,704,855	5,849,920	-	5,849,920	-	5,849,920	5,849,920	-	5,849,920
IVDDI	657,561	17,113,205	17,905,377	-	17,905,377	-	17,905,377	17,905,377	-	17,905,377
IVT	172,675	4,374,936	4,701,941	1	4,701,942	-	4,701,942	4,701,942	-	4,701,942
IVMCC2	324,180	3,810,282	3,851,258	-	3,851,258	-	3,851,258	3,851,258	-	3,851,258
IVGS1	528,126	6,211,156	6,131,542	-	6,131,542	2	6,131,540	6,131,540	-	6,131,540
IVCPBI	1,805,481	11,500,492	11,681,464	1	11,681,465	-	11,681,465	11,669,340	12,125	11,681,465
IVGMMI	290,766,130	290,766,130	290,766,130	1	290,766,131	-	290,766,131	290,577,058	189,073	290,766,131
OVTRBS	515,239	3,990,123	4,029,168	-	4,029,168	1	4,029,167	4,029,167	-	4,029,167
OVCBS	2,668	36,324	42,926	-	42,926	1	42,925	42,925	-	42,925
OVIGS	7,892,257	19,021,814	20,204,179	-	20,204,179	-	20,204,179	20,204,179	-	20,204,179
OVGSS	424,170	18,041,930	17,793,934	1	17,793,935	-	17,793,935	17,793,935	-	17,793,935
OVGIS	149,994	4,355,423	4,357,336	1	4,357,337	-	4,357,337	4,357,337	-	4,357,337
OVSBS	543,925	2,762,077	2,790,335	-	2,790,335	-	2,790,335	2,790,335	-	2,790,335
WRASP	469,606	4,115,096	4,461,301	-	4,461,301	1	4,461,300	4,461,300	-	4,461,300
WRBP	327,042	2,549,372	2,688,386	-	2,688,386	1	2,688,385	2,688,385	-	2,688,385
WRBDP	878,673	4,818,454	4,918,194	-	4,918,194	1	4,918,193	4,918,193	-	4,918,193
WRDIV	24,653	178,358	148,119	-	148,119	-	148,119	148,119	-	148,119
WRENG	465,872	1,794,856	1,863,394	-	1,863,394	-	1,863,394	1,863,394	-	1,863,394
WRGBP	265,770	1,310,857	1,347,347	2	1,347,349	-	1,347,349	1,333,236	14,113	1,347,349
WRGNR	276,699	1,056,650	1,063,326	-	1,063,326	-	1,063,326	1,063,326	-	1,063,326
WRGP	1,772	18,880	20,071	1	20,072	-	20,072	20,072	-	20,072
WRHIP	5,025,009	17,323,459	17,430,751	-	17,430,751	1	17,430,750	17,430,750	-	17,430,750
WRLTBP	723,845	3,533,135	3,582,167	-	3,582,167	1	3,582,166	3,582,166	-	3,582,166
WRMCG	711,800	8,765,809	9,029,749	1	9,029,750	-	9,029,750	9,029,750	-	9,029,750
WRSTP	248,998	7,405,693	7,423,897	-	7,423,897	-	7,423,897	7,423,897	-	7,423,897
WRVP	311,128	1,984,243	2,091,899	-	2,091,899	-	2,091,899	2,091,899	-	2,091,899
JABIN	1,278,374	42,732,611	50,470,216	1	50,470,217	-	50,470,217	50,458,064	12,153	50,470,217

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
JAFRIN	277,149	11,420,471	12,299,889	-	12,299,889	-	12,299,889	12,298,110	1,779	12,299,889
JAGRIN	115,319	5,977,119	6,525,915	-	6,525,915	-	6,525,915	6,525,915	-	6,525,915
JIULVV	370,852	6,889,443	7,205,660	-	7,205,660	-	7,205,660	7,205,660	-	7,205,660
JMCVIN	1,119,980	18,370,517	18,737,258	-	18,737,258	1	18,737,257	18,737,257	-	18,737,257
JARIN	149,218	5,519,373	6,086,595	1	6,086,596	-	6,086,596	6,086,596	-	6,086,596
JAEI	691,162	52,001,889	59,066,727	-	59,066,727	-	59,066,727	59,063,228	3,499	59,066,727
JAFBS	1,516,485	19,240,815	19,699,146	-	19,699,146	-	19,699,146	19,461,281	237,865	19,699,146
JAGTS	12,273	112,419	184,457	-	184,457	-	184,457	184,457	-	184,457
JAIG	192,855	5,933,871	6,420,148	-	6,420,148	-	6,420,148	6,420,148	-	6,420,148
JHEVTN	1,904,911	18,846,164	18,191,898	-	18,191,898	-	18,191,898	18,191,898	-	18,191,898
JPIGA2	703,638	11,675,513	12,369,961	-	12,369,961	1	12,369,960	12,369,960	-	12,369,960
JPIIB2	563,641	6,000,741	6,267,693	-	6,267,693	2	6,267,691	6,267,691	-	6,267,691
LZRGDM	198,499	2,614,835	2,709,505	-	2,709,505	-	2,709,505	2,709,505	-	2,709,505
LZRUSM	579,968	4,653,587	4,773,134	-	4,773,134	-	4,773,134	4,773,134	-	4,773,134
LZREMS	1,573,874	33,833,535	34,625,234	-	34,625,234	-	34,625,234	34,625,234	-	34,625,234
LZRIES	1,057,913	10,795,107	10,970,556	-	10,970,556	1	10,970,555	10,970,555	-	10,970,555
LPVCAI	146,162	3,962,538	4,107,149	-	4,107,149	-	4,107,149	4,107,149	-	4,107,149
LPVCII	584,711	11,905,026	12,278,937	2	12,278,939	-	12,278,939	12,261,656	17,283	12,278,939
SBVSG2	512,682	13,511,623	13,386,122	1	13,386,123	-	13,386,123	13,385,245	878	13,386,123
LPVQD2	79,333	1,004,012	1,080,522	-	1,080,522	1	1,080,521	1,080,521	-	1,080,521
LVCLGI	877,105	22,718,533	26,304,369	-	26,304,369	-	26,304,369	26,304,369	-	26,304,369
SBVHY	537,379	3,934,555	3,869,130	-	3,869,130	-	3,869,130	3,869,130	-	3,869,130
LOVCDG	661,573	10,260,996	10,558,697	2	10,558,699	-	10,558,699	10,558,699	-	10,558,699
LOVBD	2,306,436	28,065,527	27,861,748	-	27,861,748	1	27,861,747	27,855,087	6,660	27,861,747
LOVGI	76,556	2,708,755	2,646,536	-	2,646,536	-	2,646,536	2,646,536	-	2,646,536
MNCPS	787,775	10,595,476	10,612,119	-	10,612,119	1	10,612,118	10,612,118	-	10,612,118
MEGSS	79,211	4,162,818	4,500,797	1	4,500,798	-	4,500,798	4,500,798	-	4,500,798
MVFSC	254,626	4,904,615	5,224,927	1	5,224,928	-	5,224,928	5,224,928	-	5,224,928
SAMY	45,117,627	45,117,627	45,117,627	-	45,117,627	-	45,117,627	44,779,797	337,830	45,117,627
NVGEY	2,548	29,347	28,610	37,403	66,013	37,402	28,611	28,611	-	28,611
NVFIY	79,362	843,247	835,683	-	835,683	-	835,683	835,683	-	835,683
DTRTFY	2,246,661	22,516,900	22,578,947	1	22,578,948	-	22,578,948	22,515,046	63,902	22,578,948
NVNSR1	111,279	1,449,306	1,486,686	-	1,486,686	-	1,486,686	1,486,686	-	1,486,686
TRF	16,379	363,969	379,496	-	379,496	-	379,496	379,496	-	379,496
GVIXY	5,245,042	51,189,803	53,656,776	-	53,656,776	29	53,656,747	53,625,150	31,597	53,656,747
GVDIVI	46,446	420,630	365,992	1	365,993	-	365,993	365,993	-	365,993
NVMMV1	379,905	3,633,522	3,031,641	1	3,031,642	-	3,031,642	3,029,621	2,021	3,031,642
NVLCAP	30,729	384,111	387,188	1	387,189	-	387,189	387,189	-	387,189
NVLMP	231,179	2,867,896	2,901,298	-	2,901,298	1	2,901,297	2,901,297	-	2,901,297
NVBXD	980,696	10,362,825	10,473,838	2	10,473,840	-	10,473,840	10,473,380	460	10,473,840
NVSIXD	5,636,872	56,988,172	46,109,614	-	46,109,614	-	46,109,614	46,109,614	-	46,109,614
MCIFD	1,644,077	37,245,742	35,528,511	-	35,528,511	11	35,528,500	35,366,879	161,621	35,528,500
GVEXD	4,401,658	81,929,994	86,580,622	-	86,580,622	1	86,580,621	86,481,823	98,798	86,580,621

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
NBARMS	66,444	653,217	684,371	-	684,371	-	684,371	684,371	-	684,371
AMTB	539,739	5,667,835	5,705,037	2	5,705,039	-	5,705,039	5,705,039	-	5,705,039
AMCG	124,178	3,530,317	3,695,538	1	3,695,539	-	3,695,539	3,695,539	-	3,695,539
AMRI	306,243	5,612,694	4,902,955	1	4,902,956	-	4,902,956	4,902,956	-	4,902,956
AMSRS	93,784	2,430,280	2,521,839	-	2,521,839	1	2,521,838	2,521,838	-	2,521,838
HVDCT	478,474	5,428,467	5,358,913	-	5,358,913	1	5,358,912	5,358,912	-	5,358,912
NOTMR1	32,237	393,820	416,175	-	416,175	-	416,175	416,175	-	416,175
NOTAG2	2,458	35,191	36,888	-	36,888	-	36,888	36,888	-	36,888
NOTMD2	53,755	647,298	659,039	-	659,039	-	659,039	659,039	-	659,039
NOTMD1	146,710	1,533,537	1,869,081	1	1,869,082	-	1,869,082	1,869,082	-	1,869,082
NOTMG1	92,987	1,090,047	1,114,916	-	1,114,916	1	1,114,915	1,114,915	-	1,114,915
NOTMG2	66,638	757,838	796,321	2	796,323	-	796,323	796,323	-	796,323
NOTG2	61,229	701,212	699,851	-	699,851	1	699,850	699,850	-	699,850
NOTG1	2,596,394	29,351,164	29,832,572	2	29,832,574	-	29,832,574	29,832,574	-	29,832,574
NOTGR2	4,216	50,667	63,824	-	63,824	-	63,824	63,824	-	63,824
NOTGR1	134,548	1,705,760	2,076,072	1	2,076,073	-	2,076,073	2,076,073	-	2,076,073
NOTC2	80,919	959,146	984,781	-	984,781	2	984,779	984,779	-	984,779
NOTC1	2,301	27,817	28,214	-	28,214	-	28,214	28,214	-	28,214
NOTB1	12,017	145,466	139,758	-	139,758	1	139,757	139,757	-	139,757
NOTB2	78,623	904,279	909,668	-	909,668	-	909,668	909,668	-	909,668
NOTAG1	5,218	65,181	79,207	-	79,207	-	79,207	79,207	-	79,207
NOVPB1	986,400	8,326,874	9,163,660	-	9,163,660	-	9,163,660	9,163,660	-	9,163,660
NOVPM	153,070	4,211,334	4,308,923	-	4,308,923	1	4,308,922	4,308,922	-	4,308,922
NOVPDI	318,536	5,044,363	4,746,188	1	4,746,189	-	4,746,189	4,746,189	-	4,746,189
NO7TB3	115,510	1,394,843	1,434,635	-	1,434,635	-	1,434,635	1,434,635	-	1,434,635
NO7TB	809	9,243	10,199	1	10,200	-	10,200	10,200	-	10,200
NOVPI2	315,814	3,094,325	3,110,769	1	3,110,770	-	3,110,770	3,110,770	-	3,110,770
NOTBBA	459,941	4,334,667	4,194,662	-	4,194,662	-	4,194,662	4,192,134	2,528	4,194,662
PVAAAD	406,963	3,541,966	3,402,209	-	3,402,209	-	3,402,209	3,402,209	-	3,402,209
PVAAAI	64,695	591,466	540,202	-	540,202	-	540,202	540,202	-	540,202
PVGCBA	139,916	1,358,778	1,389,371	1	1,389,372	-	1,389,372	1,389,372	-	1,389,372
PVGDAA	908	8,969	10,312	1	10,313	-	10,313	10,313	-	10,313
PVGMAA	177,485	2,139,902	2,223,887	-	2,223,887	-	2,223,887	2,223,887	-	2,223,887
PVSTA	6,042,519	62,572,154	62,358,792	-	62,358,792	-	62,358,792	62,328,260	30,532	62,358,792
PMUBAM	1,273,544	13,320,226	13,232,117	2	13,232,119	-	13,232,119	13,231,632	487	13,232,119
PMVAAA	1,145,708	12,221,990	12,362,190	-	12,362,190	1	12,362,189	12,335,465	26,724	12,362,189
PMVRSA	1,387,546	9,190,272	8,894,167	1	8,894,168	-	8,894,168	8,894,168	-	8,894,168
PMVFBA	590,740	6,178,487	5,936,940	-	5,936,940	-	5,936,940	5,936,940	-	5,936,940
PMVHYA	7,318,375	57,529,358	58,181,084	1	58,181,085	-	58,181,085	58,164,318	16,767	58,181,085
PMVID	11,370,991	121,026,292	123,602,672	-	123,602,672	1	123,602,671	123,539,468	63,203	123,602,671
PMVLGA	1,043,565	14,108,979	13,461,983	-	13,461,983	-	13,461,983	13,461,983	-	13,461,983
PMVLDA	2,960,252	30,011,669	30,194,572	-	30,194,572	2	30,194,570	30,194,570	-	30,194,570
PMVRRA	1,997,608	24,541,729	25,249,769	1	25,249,770	-	25,249,770	25,249,770	-	25,249,770

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
PMVTRA	11,720,541	126,449,247	129,160,363	-	129,160,363	-	129,160,363	129,028,931	131,432	129,160,363
PMVEBA	2,518,282	32,386,395	33,216,143	1	33,216,144	-	33,216,144	33,211,036	5,108	33,216,144
PMVGBA	268,590	3,189,659	3,048,501	-	3,048,501	-	3,048,501	3,045,061	3,440	3,048,501
PMVFHA	3,436,746	37,849,203	38,903,962	-	38,903,962	-	38,903,962	38,732,956	171,006	38,903,962
PROFUD	11,070	194,491	194,825	-	194,825	1	194,824	194,824	-	194,824
PROGMM	10,210,838	10,210,838	10,210,838	-	10,210,838	1	10,210,837	10,210,837	-	10,210,837
PROLCG	88,836	5,366,964	5,716,612	-	5,716,612	1	5,716,611	5,716,611	-	5,716,611
PROLCV	130,089	5,788,041	6,192,247	-	6,192,247	-	6,192,247	6,192,247	-	6,192,247
PROMC	88,650	2,066,086	2,117,856	-	2,117,856	1	2,117,855	2,117,855	-	2,117,855
PROMCG	8,307	336,739	358,260	-	358,260	1	358,259	358,259	-	358,259
PROMCV	31,101	1,231,577	1,310,889	1	1,310,890	-	1,310,890	1,310,890	-	1,310,890
PROSMC	3,727	110,372	103,415	1	103,416	-	103,416	103,416	-	103,416
PROSSC	38,317	419,781	390,835	1	390,836	-	390,836	390,836	-	390,836
PROSC	254,159	8,508,528	8,997,211	-	8,997,211	1	8,997,210	8,997,210	-	8,997,210
PROSCG	34,142	1,158,389	1,223,988	1	1,223,989	-	1,223,989	1,223,989	-	1,223,989
PROSCV	69,421	3,164,275	3,378,708	-	3,378,708	1	3,378,707	3,378,707	-	3,378,707
PROUB	201,696	3,107,615	3,269,494	-	3,269,494	1	3,269,493	3,269,493	-	3,269,493
PROUMC	24,508	1,301,276	1,507,500	2	1,507,502	-	1,507,502	1,507,502	-	1,507,502
PROUSC	53,550	1,167,747	1,270,203	-	1,270,203	2	1,270,201	1,270,201	-	1,270,201
PROUSN	46,306	1,030,102	880,732	-	880,732	-	880,732	880,732	-	880,732
PROAHY	48,394	1,378,112	1,389,396	-	1,389,396	-	1,389,396	1,389,396	-	1,389,396
PROA30	26,720	1,598,180	1,660,621	-	1,660,621	-	1,660,621	1,660,621	-	1,660,621
PROBNK	95,213	2,597,862	2,736,409	-	2,736,409	-	2,736,409	2,736,409	-	2,736,409
PROBM	11,885	759,526	769,071	-	769,071	1	769,070	769,070	-	769,070
PROBR	11,259	310,960	298,145	2	298,147	-	298,147	298,147	-	298,147
PROBIO	40,465	2,810,066	3,080,609	1	3,080,610	-	3,080,610	3,080,610	-	3,080,610
PROBL	316,602	15,816,806	16,976,175	-	16,976,175	3	16,976,172	16,976,172	-	16,976,172
PROCG	28,834	1,336,097	1,390,073	-	1,390,073	-	1,390,073	1,390,073	-	1,390,073
PROCS	24,234	1,935,955	2,010,700	2	2,010,702	-	2,010,702	2,010,702	-	2,010,702
PROEM	120,966	3,366,216	3,517,699	-	3,517,699	-	3,517,699	3,517,699	-	3,517,699
PROE30	38,316	875,455	900,416	2	900,418	-	900,418	900,418	-	900,418
PROFIN	95,322	4,298,872	4,390,535	-	4,390,535	1	4,390,534	4,389,647	887	4,390,534
PROHC	64,261	4,577,470	4,813,760	-	4,813,760	-	4,813,760	4,813,760	-	4,813,760
PROIND	46,798	3,606,281	3,708,774	-	3,708,774	2	3,708,772	3,707,735	1,037	3,708,772
PROINT	10,123	198,691	199,022	-	199,022	-	199,022	199,022	-	199,022
PRONET	96,835	4,109,487	4,173,597	2	4,173,599	-	4,173,599	4,173,599	-	4,173,599
PROJP	25,967	1,415,995	1,429,740	1	1,429,741	-	1,429,741	1,429,741	-	1,429,741
PRON	688,844	33,900,011	35,599,480	-	35,599,480	2	35,599,478	35,599,478	-	35,599,478
PROOG	149,381	4,385,366	4,460,506	-	4,460,506	-	4,460,506	4,459,649	857	4,460,506
PROPHR	47,930	1,584,900	1,643,524	1	1,643,525	-	1,643,525	1,643,525	-	1,643,525
PROPM	92,076	2,138,000	2,296,376	-	2,296,376	1	2,296,375	2,296,375	-	2,296,375
PRORE	54,139	3,524,609	3,521,720	-	3,521,720	-	3,521,720	3,521,720	-	3,521,720
PRORRO	24,409	921,326	932,656	-	932,656	-	932,656	932,656	-	932,656

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts	Total	Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Assets	Payable	Equity	Units	in Payout	Equity
PROSCN	37,708	2,178,249	2,285,509	3	2,285,512	-	2,285,512	2,285,512	-	2,285,512
PROSEM	6,364	245,450	218,609	1	218,610	-	218,610	217,180	1,430	218,610
PROSIN	3,318	122,783	116,698	-	116,698	-	116,698	112,140	4,558	116,698
PROSN	9,309	327,033	296,953	2	296,955	-	296,955	296,955	-	296,955
PROTEC	76,745	4,115,955	4,364,474	-	4,364,474	2	4,364,472	4,364,472	-	4,364,472
PROTEL	16,455	510,978	518,837	-	518,837	1	518,836	517,979	857	518,836
PROGVP	120,747	3,342,984	3,278,291	1	3,278,292	-	3,278,292	3,278,292	-	3,278,292
PROUN	109,269	13,090,598	13,351,589	2	13,351,591	-	13,351,591	13,351,591	-	13,351,591
PROUTL	109,422	5,408,843	5,519,241	1	5,519,242	-	5,519,242	5,517,527	1,715	5,519,242
PVAR5B	250,693	2,549,569	2,514,450	-	2,514,450	-	2,514,450	2,514,450	-	2,514,450
PVAGIB	435,384	4,199,624	4,423,499	-	4,423,499	-	4,423,499	4,423,499	-	4,423,499
PVDIB	1,452,962	8,809,628	9,110,070	1	9,110,071	-	9,110,071	9,110,071	-	9,110,071
PVEIB	462,434	11,423,499	12,430,217	-	12,430,217	1	12,430,216	12,430,216	-	12,430,216
PVHYB	1,595,165	9,871,058	10,081,445	-	10,081,445	-	10,081,445	10,079,754	1,691	10,081,445
PVIB	1,504,200	16,445,794	17,298,303	-	17,298,303	1	17,298,302	17,298,302	-	17,298,302
RWMVI	1,442,493	13,853,626	13,948,904	2	13,948,906	-	13,948,906	13,948,906	-	13,948,906
RWMVN	467,428	4,567,925	4,506,008	1	4,506,009	-	4,506,009	4,506,009	-	4,506,009
ROCMC	479,261	4,823,746	4,672,791	-	4,672,791	-	4,672,791	4,672,791	-	4,672,791
ROCSC	1,028,333	8,741,792	8,422,047	-	8,422,047	-	8,422,047	8,402,765	19,282	8,422,047
RLVLBS	55,472	551,325	542,513	-	542,513	1	542,512	542,512	-	542,512
RLVLEG	29,067	253,231	267,420	-	267,420	2	267,418	267,418	-	267,418
RLVGRE	27,451	413,052	422,742	1	422,743	-	422,743	422,743	-	422,743
RLVIDM	10,558	115,187	123,736	-	123,736	-	123,736	123,736	-	123,736
RLVLMS	36,053	365,872	362,328	-	362,328	-	362,328	362,328	-	362,328
RLVSB	24,807	257,460	261,962	-	261,962	-	261,962	261,962	-	261,962
RLVUSC	1,726	25,885	24,678	-	24,678	-	24,678	24,678	-	24,678
RLVUSE	11,024	186,526	176,708	-	176,708	-	176,708	176,708	-	176,708
SIVMS2	156,749	1,646,648	1,658,399	1	1,658,400	-	1,658,400	1,658,400	-	1,658,400
SIVMP2	89,211	975,556	1,053,586	-	1,053,586	1	1,053,585	1,053,585	-	1,053,585
SIVMG2	289,049	3,062,880	3,257,580	1	3,257,581	-	3,257,581	3,257,581	-	3,257,581
SIVDS2	107,904	1,091,981	1,095,224	-	1,095,224	-	1,095,224	1,095,224	-	1,095,224
SIVCS2	150,960	1,553,507	1,577,529	-	1,577,529	3	1,577,526	1,577,526	-	1,577,526
SIVBS2	174,303	1,915,244	1,929,540	1	1,929,541	-	1,929,541	1,929,541	-	1,929,541
TRBCG2	2,141,495	70,251,980	80,134,741	2	80,134,743	-	80,134,743	80,080,510	54,233	80,134,743
TREI2	700,212	19,326,397	18,912,735	-	18,912,735	-	18,912,735	18,912,735	-	18,912,735
TRHS2	560,940	25,140,355	26,633,436	-	26,633,436	-	26,633,436	26,632,478	958	26,633,436
TRLT2	3,243,914	15,588,204	15,732,982	-	15,732,982	-	15,732,982	15,732,982	-	15,732,982
TAVV	104,993	1,810,598	1,700,892	-	1,700,892	-	1,700,892	1,700,892	-	1,700,892
TPVCGP	125,150	1,404,589	1,407,933	1	1,407,934	-	1,407,934	1,407,934	-	1,407,934
TPVSGP	110,484	1,170,211	1,277,201	1	1,277,202	-	1,277,202	1,277,202	-	1,277,202
VVGGS	689,757	5,428,734	5,952,604	-	5,952,604	-	5,952,604	5,950,880	1,724	5,952,604
VWBF	218,020	1,835,254	1,898,953	2	1,898,955	-	1,898,955	1,898,955	-	1,898,955
VWEM	2,114,696	29,875,857	32,016,503	-	32,016,503	2	32,016,501	32,014,195	2,306	32,016,501

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2019

							Contract			Contract
			Investments, at	Accounts		Accounts	Owners'	Accumulation	Contracts	Owners'
Subaccount *,**	Shares	Cost	fair value	Receivable	Total Assets	Payable	Equity	Units	in Payout	Equity
VWHA	156,511	3,130,277	2,979,976	1	2,979,977	-	2,979,977	2,979,977	-	2,979,977
VVCA	202,058	5,206,528	5,360,587	-	5,360,587	2	5,360,585	5,360,585	-	5,360,585
VVMA	109,105	3,180,865	3,286,233	-	3,286,233	1	3,286,232	3,286,232	-	3,286,232
VVB	5,529,234	127,947,072	137,899,099	-	137,899,099	2	137,899,097	137,886,890	12,207	137,899,097
VVCG	1,267,255	45,488,106	51,653,316	3	51,653,319	-	51,653,319	51,600,744	52,575	51,653,319
VVDV	1,198,367	18,532,451	19,713,142	-	19,713,142	-	19,713,142	19,643,187	69,955	19,713,142
VVEI	6,019,707	134,599,942	145,496,311	-	145,496,311	3	145,496,308	145,443,970	52,338	145,496,308
VVEIX	5,250,132	210,338,645	250,431,304	-	250,431,304	1	250,431,303	250,187,985	243,318	250,431,303
VVG	2,563,984	62,007,889	69,099,363	-	69,099,363	4	69,099,359	68,936,475	162,884	69,099,359
VVGBI	458,945	9,690,894	9,826,007	-	9,826,007	-	9,826,007	9,826,007	-	9,826,007
VVHYB	6,729,393	52,994,176	55,113,727	-	55,113,727	-	55,113,727	55,109,881	3,846	55,113,727
VVI	5,495,847	138,323,175	159,379,551	2	159,379,553	-	159,379,553	159,123,043	256,510	159,379,553
VVMCI	4,484,848	98,742,986	107,770,904	-	107,770,904	-	107,770,904	107,646,060	124,844	107,770,904
VVREI	7,231,659	91,844,457	99,362,993	4	99,362,997	-	99,362,997	99,319,202	43,795	99,362,997
VVSTC	23,314,794	246,497,330	252,732,370	1	252,732,371	-	252,732,371	252,724,690	7,681	252,732,371
VVSCG	1,592,356	36,541,052	36,751,584	-	36,751,584	-	36,751,584	36,727,928	23,656	36,751,584
VVHGB	27,880,941	327,289,382	340,426,295	-	340,426,295	2	340,426,293	340,209,570	216,723	340,426,293
VVTISI	989,804	19,619,968	21,162,020	-	21,162,020	-	21,162,020	21,162,020	-	21,162,020
VVTSM	6,016,644	218,073,485	257,572,530	-	257,572,530	-	257,572,530	257,569,762	2,768	257,572,530
VRVDIA	122,261	1,512,631	1,450,020	2	1,450,022	-	1,450,022	1,450,022	-	1,450,022
VRVDRA	322,026	6,163,664	5,970,362	-	5,970,362	-	5,970,362	5,970,362	-	5,970,362
VRVNMA	1,199,501	11,238,288	11,131,367	-	11,131,367	-	11,131,367	11,131,367	-	11,131,367
SVDF	306,191	10,287,829	10,058,384	1	10,058,385	-	10,058,385	10,058,385	-	10,058,385
SVOF	39,004	987,678	1,040,635	-	1,040,635	1	1,040,634	1,040,634	-	1,040,634
MGRFV	2,139,725	24,108,347	24,392,867	-	24,392,867	-	24,392,867	24,359,670	33,197	24,392,867

Total (unaudited)			$ 6,769,646,891	$ 245,009	$6,769,891,900	$ 37,607	$6,769,854,293	$6,765,972,682	$3,881,611	$6,769,854,293

*Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners' Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

	Total
Investment Activity:	(unaudited)	APTGBS	ALCGI2	ALMGI2	ALCAI2	AASCO	ABSCGB	ABIGB
Reinvested dividends
	$126,522,838	26,289	—	—	—	—	—	2,030

Mortality and expense risk charges (note 2)	(6,995,601)	—	(199)	(1,079)	(724)	(98)	—	—

Net investment income (loss)	119,527,237	26,289	(199)	(1,079)	(724)	(98)	—	2,030

Realized gain (loss) on investments	55,116,319	329,910	(309,090)	(45,827)	(888,224)	311	(2,591)	(37,780)
Change in unrealized gain (loss) on investments	609,074,215	1,234,186	933,710	313,532	3,813,499	43,897	116,483	168,595

Net gain (loss) on investments	664,190,534	1,564,096	624,620	267,705	2,925,275	44,208	113,892	130,815

Reinvested capital gains	169,501,233	—	62,030	322,442	2,348,754	13,180	105,703	18,056

Net increase (decrease) in contract owners' equity
resulting from operations	$953,219,004	1,590,385	686,451	589,068	5,273,305	57,290	219,595	150,901

Investment Activity:	ABTGB	ALVGIA	ALVIVB	ALVDAB	ALVSVB	AAGEA2	ABEAA2	ACEAA2
Reinvested dividends	$1,879	169,083	13,630	6,399	36,646	73,645	242,111	80,176

Mortality and expense risk charges (note 2)	—	—	—	—	—	—	—	—

Net investment income (loss)	1,879	169,083	13,630	6,399	36,646	73,645	242,111	80,176

Realized gain (loss) on investments	(12,804)	(164,484)	(348,119)	1,569	(114,074)	14,764	(214,570)	(1,984)
Change in unrealized gain (loss) on investments	159,158	1,410,221	670,777	39,531	780,982	525,538	1,481,342	281,542

Net gain (loss) on investments	146,354	1,245,737	322,658	41,100	666,908	540,302	1,266,772	279,558

Reinvested capital gains	65,826	1,435,898	—	405	1,265,755	168,952	242,122	31,344

Net increase (decrease) in contract owners' equity
resulting from operations	$214,059	2,850,718	336,288	47,904	1,969,309	782,899	1,751,005	391,078

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AGEAA2	AUGEA2	AAEIP3	ARLPE3	ACVLVI	ACVB	ACVIG	ACVIP2
Reinvested dividends	$157,322	89,924	214,238	-	48,475	177,852	199,192	278,107

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(12)	-

Net investment income (loss)	157,322	89,924	214,238	-	48,475	177,852	199,180	278,107

Realized gain (loss) on investments	(74,105)	(29,842)	(522,526)	(20,598)	47,466	410,781	30,271	(29,281)
Change in unrealized gain (loss) on investments	1,091,725	358,679	2,078,776	320,175	385,687	1,195,915	979,680	742,934

Net gain (loss) on investments	1,017,620	328,837	1,556,250	299,577	433,153	1,606,696	1,009,951	713,653

Reinvested capital gains	404,523	100,166	-	14,509	53,668	259,268	800,982	-

Net increase (decrease) in contract owners' equity
resulting from operations	$1,579,465	518,927	1,770,488	314,086	535,296	2,043,816	2,010,113	991,760

Investment Activity:	ACVI	ACVMV1	ACVU1	ACVV	AMVM4	AVRIP2	AVGIP2	AVRGP2
Reinvested dividends	$37,880	151,094	-	219,757	169,143	682	177	2,305

Mortality and expense risk charges (note 2)	(61)	-	-	-	-	-	-	-

Net investment income (loss)	37,819	151,094	-	219,757	169,143	682	177	2,305

Realized gain (loss) on investments	(296,216)	7,231	(94,664)	95,756	(13,686)	(9)	77	241
Change in unrealized gain (loss) on investments	923,649	914,955	1,079,725	1,642,274	125,606	4,623	7,573	31,904

Net gain (loss) on investments	627,433	922,186	985,061	1,738,030	111,920	4,614	7,650	32,145

Reinvested capital gains	227,522	772,698	705,446	585,786	-	1,301	456	18,447

Net increase (decrease) in contract owners' equity
resulting from operations	$892,774	1,845,978	1,690,507	2,543,573	281,063	6,597	8,283	52,897

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AVRBP2	AMVHI4	AMVGI4	AMVGR4	AMVGB4	AMVBD4	AMVAA4	AMVGS4
Reinvested dividends	$37,953	878,624	498,556	255,061	42,675	353,424	643,085	121

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	37,953	878,624	498,556	255,061	42,675	353,424	643,085	121

Realized gain (loss) on investments	(18,175)	839,883	390,538	209,380	(6,973)	217,601	396,708	(39,817)
Change in unrealized gain (loss) on investments	176,058	(183,991)	2,841,750	6,348,464	183,859	351,747	3,845,871	406,685

Net gain (loss) on investments	157,883	655,892	3,232,288	6,557,844	176,886	569,348	4,242,579	366,868

Reinvested capital gains	121,346	-	3,429,739	4,679,859	-	-	1,730,800	90,882

Net increase (decrease) in contract owners' equity
resulting from operations	$317,182	1,534,516	7,160,583	11,492,764	219,561	922,772	6,616,464	457,871

Investment Activity:	AVPAP2	AMVI4	AMVBC4	AMVNW4	AMVGW4	AMVGG4	AMVUA4	AMVIG4
Reinvested dividends	$ 113,069	365,332	418,511	247,509	69,704	31,542	146,716	112,790

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	113,069	365,332	418,511	247,509	69,704	31,542	146,716	112,790

Realized gain (loss) on investments	14,947	355,516	(574,295)	527,180	(11,713)	(9,633)	235,706	(10,483)
Change in unrealized gain (loss) on investments	453,920	3,923,050	2,534,752	5,693,026	483,958	481,713	(43,486)	585,484

Net gain (loss) on investments	468,867	4,278,566	1,960,457	6,220,206	472,245	472,080	192,220	575,001

Reinvested capital gains	207,500	696,404	1,746,641	1,208,823	76,744	128,341	-	34,775

Net increase (decrease) in contract owners' equity
resulting from operations	$ 789,436	5,340,302	4,125,609	7,676,538	618,693	631,963	338,936	722,566

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AMVCB4	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	PIHYB2	BRVUG3
Reinvested dividends	$75,814	675,200	221,591	12,563	12,443	425,911	135,205	62,218

Mortality and expense risk charges (note 2)	-	-	(61)	-	-	-	-	-

Net investment income (loss)	75,814	675,200	221,530	12,563	12,443	425,911	135,205	62,218

Realized gain (loss) on investments	39,150	591	(2,282,293)	(104,747)	(141,070)	(102,399)	26,724	122,938
Change in unrealized gain (loss) on investments	297,957	1,148,140	418,942	231,598	355,267	887,624	169,292	(9,510)

Net gain (loss) on investments	337,107	1,148,731	(1,863,351)	126,851	214,197	785,225	196,016	113,428

Reinvested capital gains	-	-	3,722,110	247,240	74,178	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	$412,921	1,823,931	2,080,289	386,654	300,818	1,211,136	331,221	175,646

Investment Activity:	BVLFG3	BRVCA3	BVLCV3	BVLCC3	BRVHY3	BRVTR3	BRVED3	MLVGA3
Reinvested dividends	$-	-	57,315	57,217	1,787,494	387,668	188,455	221,254

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	57,315	57,217	1,787,494	387,668	188,455	221,254

Realized gain (loss) on investments	758,279	(825)	(375,668)	(325,804)	1,422,409	49,346	39,892	92,925
Change in unrealized gain (loss) on investments	576,175	4,557	829,773	1,162,236	694,296	765,434	1,430,907	1,952,818

Net gain (loss) on investments	1,334,454	3,732	454,105	836,432	2,116,705	814,780	1,470,799	2,045,743

Reinvested capital gains	1,095,634	5,827	133,560	280,118	-	51,928	777,810	698,001

Net increase (decrease) in contract owners'
equity resulting from operations	$2,430,088	9,559	644,980	1,173,767	3,904,199	1,254,376	2,437,064	2,964,998

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVSCS	DSIF	DSRG	DVIV	CVSBF	CLVSI2	CLVGT2	CLVSV1
Reinvested dividends	$310,183	774,879	22,700	108,156	46,255	114,367	-	-

Mortality and expense risk charges (note 2)	-	(78,608)	(86)	(407)	-	-	(467)	-

Net investment income (loss)	310,183	696,271	22,614	107,749	46,255	114,367	(467)	-

Realized gain (loss) on investments	(242,949)	1,663,630	(29,884)	49,608	(1,456)	82,437	(1,002,540)	(126,291)
Change in unrealized gain (loss) on investments	4,012,861	7,195,517	421,544	904,568	328,547	169,536	4,564,368	489,862

Net gain (loss) on investments	3,769,912	8,859,147	391,660	954,176	327,091	251,973	3,561,828	363,571

Reinvested capital gains	2,959,872	2,331,130	50,232	-	106,478	-	1,996,755	-

Net increase (decrease) in contract owners'
equity resulting from operations	$7,039,967	11,886,548	464,506	1,061,925	479,824	366,340	5,558,116	363,571

Investment Activity:	CLVLV1	CLVQF2	CSCRS	DWVSVS	DFVEA	DFVGMI	DFVGB	DFVIS
Reinvested dividends	$-	-	16,316	54,295	534,940	1,427,461	3,276,630	1,797,489

Mortality and expense risk charges (note 2)	-	-	-	-	(71,672)	(202,675)	(273,083)	(150,146)

Net investment income (loss)	-	-	16,316	54,295	463,268	1,224,786	3,003,547	1,647,343

Realized gain (loss) on investments	165,128	(288,572)	(99,968)	(160,600)	(71,046)	1,141,658	(368,308)	(348,555)
Change in unrealized gain (loss) on investments	2,534,698	310,277	188,419	1,412,320	3,840,669	6,661,783	2,123,814	11,155,092

Net gain (loss) on investments	2,699,826	21,705	88,451	1,251,720	3,769,623	7,803,441	1,755,506	10,806,537

Reinvested capital gains	-	-	-	559,860	211,702	469,485	-	797,903

Net increase (decrease) in contract owners'
equity resulting from operations	$2,699,826	21,705	104,767	1,865,875	4,444,593	9,497,712	4,759,053	13,251,783

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	ETVFR	FVK2S	FVU2	FHIB
Reinvested dividends	$3,441,558	1,853,872	3,223,351	1,308,449	2,838,294	-	196,334	690,881

Mortality and expense risk charges (note 2)	(246,820)	(219,953)	(373,495)	(213,017)	-	-	-	-

Net investment income (loss)	3,194,738	1,633,919	2,849,856	1,095,432	2,838,294	-	196,334	690,881

Realized gain (loss) on investments	(520,830)	284,660	1,845,206	(237,926)	(754,462)	179,264	145,930	(334,709)
Change in unrealized gain (loss) on
investments	11,047,742	(58,425)	25,444,375	13,205,050	2,667,026	675,834	1,333,636	1,182,351

Net gain (loss) on investments	10,526,912	226,235	27,289,581	12,967,124	1,912,564	855,098	1,479,566	847,642

Reinvested capital gains	-	-	1,635,820	2,299,111	-	627,773	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	$13,721,650	1,860,154	31,775,257	16,361,667	4,750,858	1,482,871	1,675,900	1,538,523

Investment Activity:	FVTV2	FVICA2	FVF702	FVF602	FVF502	FVF202	FVFI2	FDSCS2
Reinvested dividends	$4,442	58,657	18	12,148	5,960	326	35,347	30,656

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,442	58,657	18	12,148	5,960	326	35,347	30,656

Realized gain (loss) on investments	4,884	533,277	-	(3,305)	2,319	(4)	(2,389)	(141,584)
Change in unrealized gain (loss) on
investments	51,774	4,299,062	93	15,443	18,818	744	64,772	556,006

Net gain (loss) on investments	56,658	4,832,339	93	12,138	21,137	740	62,383	414,422

Reinvested capital gains	11,360	164,022	177	136,069	39,612	704	21,760	236,725

Net increase (decrease) in contract
owners' equity resulting from
operations	$72,460	5,055,018	288	160,355	66,709	1,770	119,490	681,803

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FC2	FVSS2	FB2	FDCA2	FEI2	FGI2	FGO2	FG2
Reinvested dividends	$52,242	298	289,448	195	65,427	101,713	-	7,408

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	52,242	298	289,448	195	65,427	101,713	-	7,408

Realized gain (loss) on investments	601,592	(499)	(22,929)	-	(137,474)	(233,646)	696,695	158,838
Change in unrealized gain (loss) on investments	2,966,214	4,693	2,779,173	4,512	637,877	599,224	3,231,145	2,570,178

Net gain (loss) on investments	3,567,806	4,194	2,756,244	4,512	500,403	365,578	3,927,840	2,729,016

Reinvested capital gains	3,018,430	1,884	785,497	8,113	196,373	270,668	1,015,910	843,622

Net increase (decrease) in contract owners' equity
resulting from operations	$6,638,478	6,376	3,831,189	12,820	762,203	737,959	4,943,750	3,580,046

Investment Activity:	FHI2	FIGBP2	FMC2	FO2	FV2	FRESS2	FVSIS2	FEOVF
Reinvested dividends	$767,732	1,016,478	44,723	115,861	53,550	175,934	1,009,804	159,934

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	767,732	1,016,478	44,723	115,861	53,550	175,934	1,009,804	159,934

Realized gain (loss) on investments	385,990	143,727	(446,025)	204,898	(53,047)	317,674	64,287	(287,907)
Change in unrealized gain (loss) on investments	209,890	1,789,800	961,656	1,134,902	568,454	1,421,158	1,754,110	6,043,915

Net gain (loss) on investments	595,880	1,933,527	515,631	1,339,800	515,407	1,738,832	1,818,397	5,756,008

Reinvested capital gains	-	-	823,454	253,328	210,214	233,295	239,090	1,733,920

Net increase (decrease) in contract owners' equity
resulting from operations	$1,363,612	2,950,005	1,383,808	1,708,989	779,171	2,148,061	3,067,291	7,649,862

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FTVMS2	FTVIS2	FTVGR2	FTVRD2	FTVUG2	FTVGI2	FTVSI2	GVMSA
Reinvested dividends	$61,617	1,200,371	110,544	90,236	213,559	2,787,296	667,098	60,669

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	61,617	1,200,371	110,544	90,236	213,559	2,787,296	667,098	60,669

Realized gain (loss) on investments	(94,868)	57,244	131,044	(268,123)	131,642	608,653	48,944	(60,132)
Change in unrealized gain (loss) on investments	410,356	1,716,854	375,454	762,379	39,292	(2,371,154)	292,785	172,304

Net gain (loss) on investments	315,488	1,774,098	506,498	494,256	170,934	(1,762,501)	341,729	112,172

Reinvested capital gains	329,467	362,796	86,431	1,119,022	-	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	$706,572	3,337,265	703,473	1,703,514	384,493	1,024,795	1,008,827	172,841

Investment Activity:	GVGMNS	GVR2XS	GVRUGM	GVLCVB	GVTRBE	RVMFU	RSRF	RBKF
Reinvested dividends	$2,369	10,591	14,833	609	1,644,330	28,723	12,989	6,490

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,369	10,591	14,833	609	1,644,330	28,723	12,989	6,490

Realized gain (loss) on investments	1	39,915	-	59	(111,619)	25,276	(266,192)	321,028
Change in unrealized gain (loss) on investments	8,457	51,127	-	3,840	1,084,778	165,962	381,075	62,038

Net gain (loss) on investments	8,458	91,042	-	3,899	973,159	191,238	114,883	383,066

Reinvested capital gains	6,928	-	-	2,153	-	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	$17,755	101,633	14,833	6,661	2,617,489	219,961	127,872	389,556

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF	RESF
Reinvested dividends	$-	-	19,553	66,997	24,090	-	3,631	-

Mortality and expense risk charges (note 2)	-	(120)	-	-	(320)	(150)	-	(5)

Net investment income (loss)	-	(120)	19,553	66,997	23,770	(150)	3,631	(5)

Realized gain (loss) on investments	63,792	223,982	(197,518)	368,247	660,576	444,985	(646,105)	(99,220)
Change in unrealized gain (loss) on investments	29,845	457,636	312,688	789,040	377,911	248,250	842,140	96,759

Net gain (loss) on investments	93,637	681,618	115,170	1,157,287	1,038,487	693,235	196,035	(2,461)

Reinvested capital gains	32,598	81,666	-	16,184	-	21,828	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	$126,235	763,164	134,723	1,240,468	1,062,257	714,913	199,666	(2,466)

Investment Activity:	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC
Reinvested dividends	$47,874	25,776	66,108	-	-	-	-	178

Mortality and expense risk charges (note 2)	-	-	-	(16)	(136)	-	-	(18)

Net investment income (loss)	47,874	25,776	66,108	(16)	(136)	-	-	160

Realized gain (loss) on investments	133,165	63,556	416,800	233,710	136,374	(475,012)	(265,960)	(33,919)
Change in unrealized gain (loss) on investments	55,736	177,729	(111,733)	182,483	133,841	12,622	121,868	975

Net gain (loss) on investments	188,901	241,285	305,067	416,193	270,215	(462,390)	(144,092)	(32,944)

Reinvested capital gains	-	120,464	-	87,059	-	-	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	$236,775	387,525	371,175	503,236	270,079	(462,390)	(144,092)	(32,784)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF
Reinvested dividends	$2,101	2,828	7,027	2,862	3,410	4,397	55,025	68,270

Mortality and expense risk charges (note 2)	-	(19)	-	-	-	(2)	-	(2,186)

Net investment income (loss)	2,101	2,809	7,027	2,862	3,410	4,395	55,025	66,084

Realized gain (loss) on investments	(339,075)	(162,082)	(370,413)	36,464	370,248	567,614	1,351	10,360,038
Change in unrealized gain (loss) on investments	(44,199)	(103,013)	30,499	17,970	161,329	890	56,065	5,602,852

Net gain (loss) on investments	(383,274)	(265,095)	(339,914)	54,434	531,577	568,504	57,416	15,962,890

Reinvested capital gains	-	-	-	-	13,653	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	$(381,173)	(262,286)	(332,887)	57,296	548,640	572,899	112,441	16,028,974

Investment Activity:	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG
Reinvested dividends	$16,687	90,167	-	49,135	-	-	-	-

Mortality and expense risk charges (note 2)	(190)	(4)	-	-	-	(122)	(323)	(60)

Net investment income (loss)	16,497	90,163	-	49,135	-	(122)	(323)	(60)

Realized gain (loss) on investments	1,730,293	3,053,461	1,380,032	316,448	(73,944)	84,045	2,816,095	850,923
Change in unrealized gain (loss) on investments	1,730,864	650,440	337,107	287,159	339,590	(6,190)	585,855	442,448

Net gain (loss) on investments	3,461,157	3,703,901	1,717,139	603,607	265,646	77,855	3,401,950	1,293,371
Reinvested capital gains	301,729	-	-	24,243	-	-	-	117,117

Net increase (decrease) in contract owners' equity
resulting from operations	$3,779,383	3,794,064	1,717,139	676,985	265,646	77,733	3,401,627	1,410,428

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL
Reinvested dividends	$38,449	-	-	-	5,303	8,892	-	-

Mortality and expense risk charges (note 2)	(11)	(64)	-	(147)	-	-	(14)	-

Net investment income (loss)	38,438	(64)	-	(147)	5,303	8,892	(14)	-

Realized gain (loss) on investments	242,694	(42,655)	128,151	(191,065)	(333,601)	(19,439)	737,603	71,420
Change in unrealized gain (loss) on investments	622,666	237,102	179,870	405,501	726,296	20,379	613,996	103,132

Net gain (loss) on investments	865,360	194,447	308,021	214,436	392,695	940	1,351,599	174,552

Reinvested capital gains	57,635	-	-	-	-	-	197,149	-

Net increase (decrease) in contract owners' equity resulting
from operations	$961,433	194,383	308,021	214,289	397,998	9,832	1,548,734	174,552

Investment Activity:	RTRF	RUTL	RVWDL	GVFRB	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$-	23,679	718	1,434,521	3,147	11,644	562,372	5,068

Mortality and expense risk charges (note 2)	-	(10)	-	-	-	-	-	-

Net investment income (loss)	-	23,669	718	1,434,521	3,147	11,644	562,372	5,068

Realized gain (loss) on investments	(93,099)	481,300	26,827	(579,038)	8,109	21,972	(308,758)	(27,376)
Change in unrealized gain (loss) on investments	44,719	606,628	1,120	1,162,348	10,323	243,030	583,911	120,245

Net gain (loss) on investments	(48,380)	1,087,928	27,947	583,310	18,432	265,002	275,153	92,869

Reinvested capital gains	926	-	-	-	6,281	128,808	-	37,625

Net increase (decrease) in contract owners' equity resulting
from operations	$(47,454)	1,111,597	28,665	2,017,831	27,860	405,454	837,525	135,562

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	SBLX	SBLY	RHYS	ACC1	ACGI	AVBV2	AVGI	IVKEI1
Reinvested dividends	$9	29,606	84,189	59,231	64,046	-	19,336	367,887

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9	29,606	84,189	59,231	64,046	-	19,336	367,887

Realized gain (loss) on investments	-	13,161	132,140	(279,041)	(46,770)	(53)	416	(38,490)
Change in unrealized gain (loss) on investments	156	245,678	27,700	593,661	372,974	536	116,741	1,044,174

Net gain (loss) on investments	156	258,839	159,840	314,620	326,204	483	117,157	1,005,684

Reinvested capital gains	153	129,152	-	384,898	381,295	2,682	234,984	1,027,092

Net increase (decrease) in contract owners' equity
resulting from operations	$318	417,597	244,029	758,749	771,545	3,165	371,477	2,400,663

Investment Activity:	IVHS	IVRE	AVHY1	IVBRA2	AVIE	IVDDI	IVT	IVMCC2
Reinvested dividends	$689	962,541	559,527	-	75,396	466,847	-	9,495

Mortality and expense risk charges (note 2)	(19)	(952)	(11)	-	-	-	(14)	-

Net investment income (loss)	670	961,589	559,516	-	75,396	466,847	(14)	9,495

Realized gain (loss) on investments	(98,889)	202,732	(38,245)	(182,362)	214,868	(247,455)	(189,781)	(317,220)
Change in unrealized gain (loss) on investments	561,990	2,709,390	225,943	1,307,856	748,830	2,444,085	951,465	691,772

Net gain (loss) on investments	463,101	2,912,122	187,698	1,125,494	963,698	2,196,630	761,684	374,552

Reinvested capital gains	38,315	24,611	-	-	304,575	866,377	286,245	487,169

Net increase (decrease) in contract owners' equity
resulting from operations	$502,086	3,898,322	747,214	1,125,494	1,343,669	3,529,854	1,047,915	871,216

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	IVGS1	IVCPBI	IVGMMI	OVTRBS	OVCBS	OVIGS	OVGSS	OVGIS
Reinvested dividends	$337,848	306,566	6,627,442	160,039	812	120,193	100,988	30,198

Mortality and expense risk charges (note 2)	-	-	(99)	-	-	-	-	-
Net investment income (loss)	337,848	306,566	6,627,343	160,039	812	120,193	100,988	30,198

Realized gain (loss) on investments	307,454	(42,862)	-	156,686	10,643	81,597	(1,005,965)	(102,615)
Change in unrealized gain (loss) on investments	(88,857)	454,135	-	18,468	(3,510)	3,173,561	2,389,245	461,715

Net gain (loss) on investments	218,597	411,273	-	175,154	7,133	3,255,158	1,383,280	359,100
Reinvested capital gains	-	-	-	-	653	830,993	2,280,684	599,048

Net increase (decrease) in contract owners' equity resulting
from operations	$556,445	717,839	6,627,343	335,193	8,598	4,206,344	3,764,952	988,346

Investment Activity:	OVSBS	WRASP	WRBP	WRBDP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$83,114	92,558	51,126	78,512	4,215	-	63,261	10,402

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	83,114	92,558	51,126	78,512	4,215	-	63,261	10,402

Realized gain (loss) on investments	(46,247)	(23,871)	(34,339)	120,160	(7,626)	(635,047)	52,107	(154,671)
Change in unrealized gain (loss) on investments	208,349	660,332	266,752	121,299	(5,779)	763,081	42,203	227,522

Net gain (loss) on investments	162,102	636,461	232,413	241,459	(13,405)	128,034	94,310	72,851
Reinvested capital gains	-	176,617	230,331	-	38,741	-	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	$245,216	905,636	513,870	319,971	29,551	128,034	157,571	83,253

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRGP	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP	JABIN	JAFRIN
Reinvested dividends	$-	1,180,053	62,231	-	-	19,436	871,428	17,881

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	1,180,053	62,231	-	-	19,436	871,428	17,881

Realized gain (loss) on investments	7	60,978	16,825	514,717	100,250	(36,783)	1,243,135	438,095
Change in unrealized gain (loss) on investments	1,036	662,491	71,170	691,528	1,053,690	220,653	5,779,893	1,572,933

Net gain (loss) on investments	1,043	723,469	87,995	1,206,245	1,153,940	183,870	7,023,028	2,011,028

Reinvested capital gains	4,364	-	-	1,386,518	660,127	132,464	1,189,213	1,084,626

Net increase (decrease) in contract owners'
equity resulting from operations	$5,407	1,903,522	150,226	2,592,763	1,814,067	335,770	9,083,669	3,113,535

Investment Activity:	JAGRIN	JIULVV	JMCVIN	JARIN	JAEI	JAFBS	JAGTS	JAIG
Reinvested dividends	$61,875	82,872	211,049	27,665	102,105	572,129	-	97,864

Mortality and expense risk charges (note 2)	(249)	-	-	(166)	(996)	-	-	-

Net investment income (loss)	61,626	82,872	211,049	27,499	101,109	572,129	-	97,864

Realized gain (loss) on investments	46,782	359,820	(147,151)	282,679	3,969,350	(88,349)	9,586	(116,372)
Change in unrealized gain (loss) on investments	846,471	454,971	2,941,585	803,015	6,951,487	1,343,436	40,412	1,205,901

Net gain (loss) on investments	893,253	814,791	2,794,434	1,085,694	10,920,837	1,255,087	49,998	1,089,529

Reinvested capital gains	356,372	156,360	1,288,421	619,455	2,756,948	-	13,374	-

Net increase (decrease) in contract owners'
equity resulting from operations	$1,311,251	1,054,023	4,293,904	1,732,648	13,778,894	1,827,216	63,372	1,187,393

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	JHEVTN	JPIGA2	JPIIB2	LZRGDM	LZRUSM	LZREMS	LZRIES	LPVCAI
Reinvested dividends	$513,130	219,994	174,934	1,332	-	285,766	36,635	37,288

Mortality and expense risk charges (note 2)	(15,546)	-	-	-	-	-	-	-

Net investment income (loss)	497,584	219,994	174,934	1,332	-	285,766	36,635	37,288

Realized gain (loss) on investments	(365,276)	28,751	531	40,412	(51,354)	247,125	(1,330,271)	(65,547)
Change in unrealized gain (loss) on investments	1,382,999	1,249,531	538,892	370,127	921,364	4,808,772	3,249,712	863,399

Net gain (loss) on investments	1,017,723	1,278,282	539,423	410,539	870,010	5,055,897	1,919,441	797,852
Reinvested capital gains	-	-	14,724	3,859	72,661	-	-	71,230

Net increase (decrease) in contract owners' equity
resulting from operations	$1,515,307	1,498,276	729,081	415,730	942,671	5,341,663	1,956,076	906,370

Investment Activity:	LPVCII	SBVSG2	LPVQD2	LVCLGI	SBVHY	LOVCDG	LOVBD	LOVGI
Reinvested dividends	$163,080	-	21,292	83,908	181,651	157,389	1,061,144	41,647

Mortality and expense risk charges (note 2)	-	-	-	(10)	-	-	-	(643)

Net investment income (loss)	163,080	-	21,292	83,898	181,651	157,389	1,061,144	41,004

Realized gain (loss) on investments	579,175	(1,379,784)	(1,216)	701,770	48,686	(164,619)	(436,114)	(47,428)
Change in unrealized gain (loss) on investments	951,688	2,677,702	127,848	3,945,870	204,558	1,475,135	2,118,390	369,567

Net gain (loss) on investments	1,530,863	1,297,918	126,632	4,647,640	253,244	1,310,516	1,682,276	322,139

Reinvested capital gains	835,230	1,215,646	-	1,155,628	-	498,757	-	173,223

Net increase (decrease) in contract owners' equity
resulting from operations	$2,529,173	2,513,564	147,924	5,887,166	434,895	1,966,662	2,743,420	536,366

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	MNCPS	MEGSS	MVFSC	SAMY	NVGEY	NVFIY	DTRTFY	NVNSR1
Reinvested dividends	$113,612	-	65,016	361,140	1,651	23,790	742,284	11,256

Mortality and expense risk charges (note 2)	-	-	-	-	(147)	(1,236)	(40,639)	-

Net investment income (loss)	113,612	-	65,016	361,140	1,504	22,554	701,645	11,256

Realized gain (loss) on investments	(80,036)	22,628	7,252	-	14,331	109	56,660	(17,142)
Change in unrealized gain (loss) on investments	471,765	539,337	577,456	-	(737)	(7,564)	181,100	89,360

Net gain (loss) on investments	391,729	561,965	584,708	-	13,594	(7,455)	237,760	72,218

Reinvested capital gains	881,552	288,446	156,219	-	143	4,330	-	79,760

Net increase (decrease) in contract owners' equity
resulting from operations	$1,386,893	850,411	805,943	361,140	15,241	19,429	939,405	163,234

Investment Activity:	TRF	GVIXY	GVDIVI	NVMMV1	NVLCAP	NVLMP	NVBXD	NVSIXD
Reinvested dividends	$3,302	1,783,669	74,292	69,238	6,211	49,253	274,866	505,082

Mortality and expense risk charges (note 2)	-	(129,983)	-	-	-	-	(26,818)	(93,079)

Net investment income (loss)	3,302	1,653,686	74,292	69,238	6,211	49,253	248,048	412,003

Realized gain (loss) on investments	1,034	(303,138)	(2,106)	(129,818)	(23,564)	137	111,051	(1,229,953)
Change in unrealized gain (loss) on investments	19,031	7,218,761	(43,341)	35,133	120,042	222,116	238,489	(4,555,648)

Net gain (loss) on investments	20,065	6,915,623	(45,447)	(94,685)	96,478	222,253	349,540	(5,785,601)

Reinvested capital gains	5,430	94,579	11,936	504,039	11,053	50,002	-	12,314,123

Net increase (decrease) in contract owners' equity
resulting from operations	$28,797	8,663,888	40,781	478,592	113,742	321,508	597,588	6,940,525

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	MCIFD	GVEXD	NBARMS	AMTB	AMCG	AMRI	AMSRS	HVDCT
Reinvested dividends	$351,165	1,636,283	857	110,709	-	33,187	15,737	150,003

Mortality and expense risk charges (note 2)	(59,506)	(166,172)	-	-	-	-	(1)	-

Net investment income (loss)	291,659	1,470,111	857	110,709	-	33,187	15,736	150,003

Realized gain (loss) on investments	(650,136)	2,334,001	(19,101)	(7,845)	174,710	(134,216)	103,155	16,057
Change in unrealized gain (loss) on investments	1,427,125	8,326,250	120,577	102,107	410,274	269,597	123,650	(69,554)

Net gain (loss) on investments	776,989	10,660,251	101,476	94,262	584,984	135,381	226,805	(53,497)

Reinvested capital gains	3,351,724	2,789,984	-	-	236,764	539,809	209,624	-

Net increase (decrease) in contract owners' equity
resulting from operations	$4,420,372	14,920,346	102,333	204,971	821,748	708,377	452,165	96,506

Investment Activity:	NOTMR1	NOTAG2	NOTMD2	NOTMD1	NOTMG1	NOTMG2	NOTG2	NOTG1
Reinvested dividends	$6,776	254	650	30,507	26,218	16,284	12,824	622,474

Mortality and expense risk charges (note 2)	(226)	-	-	(221)	-	-	-	(8,436)

Net investment income (loss)	6,550	254	650	30,286	26,218	16,284	12,824	614,038

Realized gain (loss) on investments	108	(3)	47	2,906	(1,705)	2,329	3,877	180,281
Change in unrealized gain (loss) on investments	43,562	1,698	12,375	228,819	92,582	62,156	20,414	1,868,435

Net gain (loss) on investments	43,670	1,695	12,422	231,725	90,877	64,485	24,291	2,048,716

Reinvested capital gains	7,904	679	912	38,796	45,306	31,934	43,319	1,834,130

Net increase (decrease) in contract owners' equity
resulting from operations	$58,124	2,628	13,984	300,807	162,401	112,703	80,434	4,496,884

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NOTGR2	NOTGR1	NOTC2	NOTC1	NOTB1	NOTB2	NOTAG1	NOVPB1
Reinvested dividends	$968	33,682	14,321	529	3,331	18,090	1,199	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	968	33,682	14,321	529	3,331	18,090	1,199	-

Realized gain (loss) on investments	654	26,527	(399)	(4)	1,496	2,101	6,878	(959,485)
Change in unrealized gain (loss) on investments	8,131	267,327	55,364	2,231	20,509	58,867	9,236	3,199,511

Net gain (loss) on investments	8,785	293,854	54,965	2,227	22,005	60,968	16,114	2,240,026

Reinvested capital gains	2,096	65,245	8,732	290	3,792	23,311	2,810	-

Net increase (decrease) in contract owners' equity resulting from
operations	$11,849	392,781	78,018	3,046	29,128	102,369	20,123	2,240,026

Investment Activity:	NOVPM	NOVPDI	NO7TB3	NO7TB	NOVPI2	NOTBBA	PVAAAD	PVAAAI
Reinvested dividends	$32,340	79,590	21,752	120	75,895	183,505	93,260	15,283

Mortality and expense risk charges (note 2)	(1,187)	(284)	-	-	-	-	-	-

Net investment income (loss)	31,153	79,306	21,752	120	75,895	183,505	93,260	15,283

Realized gain (loss) on investments	(827,866)	(391,203)	16,882	122	9,250	(1,114,861)	(27,578)	(53)
Change in unrealized gain (loss) on investments	1,164,897	113,058	113,855	1,010	165,746	1,212,046	160,247	20,271

Net gain (loss) on investments	337,031	(278,145)	130,737	1,132	174,996	97,185	132,669	20,218
Reinvested capital gains	-	-	30,336	214	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	$368,184	(198,839)	182,825	1,466	250,891	280,690	225,929	35,501

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PVGCBA	PVGDAA	PVGMAA	PVSTA	PMUBAM	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$22,601	273	45,994	1,552,741	583,096	345,670	366,622	114,508

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	22,601	273	45,994	1,552,741	583,096	345,670	366,622	114,508

Realized gain (loss) on investments	15,530	59	(5,193)	(127,627)	94,323	42,141	(672,952)	(133,186)
Change in unrealized gain (loss) on investments	31,547	1,680	278,441	311,456	(53,640)	924,591	1,282,004	399,466

Net gain (loss) on investments	47,077	1,739	273,248	183,829	40,683	966,732	609,052	266,280
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	$69,678	2,012	319,242	1,736,570	623,779	1,312,402	975,674	380,788

Investment Activity:	PMVHYA	PMVID	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PMVEBA	PMVGBA
Reinvested dividends	$2,370,102	3,791,813	284,052	902,928	472,779	3,739,253	1,407,828	72,507

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	2,370,102	3,791,813	284,052	902,928	472,779	3,739,253	1,407,828	72,507

Realized gain (loss) on investments	1,464,026	154,532	1,713,532	(144,080)	(52,951)	(614,112)	661,829	(81,188)
Change in unrealized gain (loss) on investments	1,432,175	4,558,097	(710,341)	533,404	1,891,464	6,637,829	1,982,472	182,412

Net gain (loss) on investments	2,896,201	4,712,629	1,003,191	389,324	1,838,513	6,023,717	2,644,301	101,224
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	$5,266,303	8,504,442	1,287,243	1,292,252	2,311,292	9,762,970	4,052,129	173,731

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PMVFHA	PROFUD	PROGMM	PROLCG	PROLCV	PROMC	PROMCG	PROMCV
Reinvested dividends	$730,452	25	173,560	-	8,857	4,390	-	2,485

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	730,452	25	173,560	-	8,857	4,390	-	2,485

Realized gain (loss) on investments	175,295	(5,378)	-	(453,982)	241,786	944,539	(27,706)	135,179
Change in unrealized gain (loss) on investments	1,555,322	380	-	569,849	505,906	345,161	94,998	168,391

Net gain (loss) on investments	1,730,617	(4,998)	-	115,867	747,692	1,289,700	67,292	303,570
Reinvested capital gains	290,401	-	-	1,130,934	91,618	-	34,404	41,181

Net increase (decrease) in contract owners' equity
resulting from operations	$2,751,470	(4,973)	173,560	1,246,801	848,167	1,294,090	101,696	347,236

Investment Activity:	PROSMC	PROSSC	PROSC	PROSCG	PROSCV	PROUB	PROUMC	PROUSC
Reinvested dividends	$93	269	-	-	-	7,929	-	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	93	269	-	-	-	7,929	-	-

Realized gain (loss) on investments	(26,128)	(66,207)	(301,452)	(463,011)	(243,594)	588,973	(19,801)	1,175,590
Change in unrealized gain (loss) on investments	(6,804)	(25,234)	1,602,592	497,200	649,547	294,156	450,045	47,430

Net gain (loss) on investments	(32,932)	(91,441)	1,301,140	34,189	405,953	883,129	430,244	1,223,020
Reinvested capital gains	-	23,935	-	177,613	-	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	$(32,839)	(67,237)	1,301,140	211,802	405,953	891,058	430,244	1,223,020

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$1,088	67,676	2,746	11,055	1,383	545	-	39,701

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,088	67,676	2,746	11,055	1,383	545	-	39,701

Realized gain (loss) on investments	734,022	63,603	44,946	15,735	(69,007)	(184,172)	(153,078)	785,657
Change in unrealized gain (loss) on investments	(148,024)	17,790	136,705	351,811	103,940	9,976	364,034	1,899,810

Net gain (loss) on investments	585,998	81,393	181,651	367,546	34,933	(174,196)	210,956	2,685,467

Reinvested capital gains	-	-	-	-	12,086	-	5,830	257,865

Net increase (decrease) in contract owners' equity resulting from
operations	$587,086	149,069	184,397	378,601	48,402	(173,651)	216,786	2,983,033

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$18,377	-	7,613	18,857	18,776	-	-	531

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	18,377	-	7,613	18,857	18,776	-	-	531

Realized gain (loss) on investments	(55,235)	22,373	37,325	28,514	134,593	(143,964)	(191,151)	33,517
Change in unrealized gain (loss) on investments	118,015	203,126	256,277	105,949	404,502	536,793	285,255	12,508

Net gain (loss) on investments	62,780	225,499	293,602	134,463	539,095	392,829	94,104	46,025

Reinvested capital gains	194,404	125,466	-	-	176,393	276,818	328,942	-

Net increase (decrease) in contract owners' equity resulting from
operations	$275,561	350,965	301,215	153,320	734,264	669,647	423,046	46,556

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	889	-	17,672	4,236	504	49,688	2,875

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	-	889	-	17,672	4,236	504	49,688	2,875

Realized gain (loss) on investments	(325,573)	(86,270)	2,894,777	(265,632)	(133,986)	437,409	155,982	(606,982)
Change in unrealized gain (loss) on investments	604,342	219,980	3,028,611	416,826	152,950	101,185	73,667	131,817

Net gain (loss) on investments	278,769	133,710	5,923,388	151,194	18,964	538,594	229,649	(475,165)
Reinvested capital gains	156,899	-	200,343	41,896	61,728	-	173,853	68,847

Net increase (decrease) in contract owners' equity
resulting from operations	$435,668	134,599	6,123,731	210,762	84,928	539,098	453,190	(403,443)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$2,890	1,457	724	64	-	14,963	24,082	-

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-
Net investment income (loss)	2,890	1,457	724	64	-	14,963	24,082	-

Realized gain (loss) on investments	165,367	(99,053)	(81,904)	151,022	283,448	(34,778)	462,878	2,467,377
Change in unrealized gain (loss) on investments	262,233	(16,443)	(7,126)	(29,675)	609,590	35,978	(149,788)	624,622

Net gain (loss) on investments	427,600	(115,496)	(89,030)	121,347	893,038	1,200	313,090	3,091,999
Reinvested capital gains	84,210	24,002	3,536	-	65,805	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	$514,700	(90,037)	(84,770)	121,411	958,843	16,163	337,172	3,091,999

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PROUTL	PVAR5B	PVAGIB	PVDIB	PVEIB	PVHYB	PVIB	RWMVI
Reinvested dividends	$59,221	-	44,513	194,072	200,541	280,080	375,964	264,885

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	59,221	-	44,513	194,072	200,541	280,080	375,964	264,885

Realized gain (loss) on investments	144,940	(20,613)	10,870	(6,358)	86,338	78,170	336,342	(219,832)
Change in unrealized gain (loss) on investments	337,397	154,427	256,144	502,474	1,591,671	302,936	830,692	811,624

Net gain (loss) on investments	482,337	133,814	267,014	496,116	1,678,009	381,106	1,167,034	591,792

Reinvested capital gains	222,357	-	-	-	857,028	-	82,733	-

Net increase (decrease) in contract owners' equity resulting from operations	$763,915	133,814	311,527	690,188	2,735,578	661,186	1,625,731	856,677

Investment Activity:	RWMVN	ROCMC	ROCSC	RLVLBS	RLVLEG	RLVGRE	RLVIDM	RLVLMS
Reinvested dividends
	$56,165	-	54,555	8,061	589	21,498	3,066	4,243

Mortality and expense risk charges (note 2)	-	(262)	(356)	-	-	-	-	-

Net investment income (loss)	56,165	(262)	54,199	8,061	589	21,498	3,066	4,243

Realized gain (loss) on investments	(868,134)	(311,463)	3,083	(102)	28	5,394	100	(83)
Change in unrealized gain (loss) on investments	1,396,855	488,679	322,050	59,459	29,837	61,848	17,373	28,178

Net gain (loss) on investments	528,721	177,216	325,133	59,357	29,865	67,242	17,473	28,095

Reinvested capital gains	-	340,773	979,090	9,344	14,512	-	-	8,114

Net increase (decrease) in contract owners' equity resulting from operations	$584,886	517,727	1,358,422	76,762	44,966	88,740	20,539	40,452

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	RLVSB	RLVUSC	RLVUSE	SIVMS2	SIVMP2	SIVMG2	SIVDS2	SIVCS2
Reinvested dividends	$6,998	132	1,739	51,792	27,418	92,836	21,433	39,355

Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	6,998	132	1,739	51,792	27,418	92,836	21,433	39,355

Realized gain (loss) on investments	3	(32)	(253)	23,394	64,729	832	(1,668)	4,857
Change in unrealized gain (loss) on investments	11,711	4,175	30,670	112,993	79,931	342,812	35,916	71,851

Net gain (loss) on investments	11,714	4,143	30,417	136,387	144,660	343,644	34,248	76,708

Reinvested capital gains	3,365	367	9,023	51,548	28,602	58,982	2,856	17,547

Net increase (decrease) in contract owners' equity resulting from operations	$22,077	4,642	41,179	239,727	200,680	495,462	58,537	133,610

Investment Activity:	SIVBS2	TRBCG2	TREI2	TRHS2	TRLT2	TAVV	TPVCGP	TPVSGP
Reinvested dividends
	$52,036	-	352,481	-	272,001	5,054	11,745	9,020

Mortality and expense risk charges (note 2)	-	-	-	-	-	(9)	-	-

Net investment income (loss)	52,036	-	352,481	-	272,001	5,045	11,745	9,020

Realized gain (loss) on investments	12,417	4,444,044	(127,271)	320,785	68,269	(41,325)	20,401	27,907
Change in unrealized gain (loss) on investments	62,752	11,444,386	2,385,379	4,086,030	138,014	209,052	93,602	173,081

Net gain (loss) on investments	75,169	15,888,430	2,258,108	4,406,815	206,283	167,727	114,003	200,988

Reinvested capital gains	12,809	2,092,928	1,141,440	1,161,331	-	-	41,755	12,183

Net increase (decrease) in contract owners' equity resulting from operations	$140,014	17,981,358	3,752,029	5,568,146	478,284	172,772	167,503	222,191

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	VVGGS	VWBF	VWEM	VWHA	VVCA	VVMA	VVB	VVCG
Reinvested dividends	$-	4,030	123,467	-	-	-	2,939,307	463,364

Mortality and expense risk charges (note 2)	-	-	(435)	(7)	(4,580)	(3,793)	(296,667)	(121,886)

Net investment income (loss)	-	4,030	123,032	(7)	(4,580)	(3,793)	2,642,640	341,478

Realized gain (loss) on investments	857,322	6,517	(614,299)	(478,260)	1,212	44,066	832,565	2,817,828
Change in unrealized gain (loss) on
investments	696,653	133,523	6,834,618	766,478	154,059	105,367	13,377,946	5,755,389

Net gain (loss) on investments	1,553,975	140,040	6,220,319	288,218	155,271	149,433	14,210,511	8,573,217

Reinvested capital gains	-	-	612,003	-	-	-	5,910,220	1,132,581

Net increase (decrease) in contract
owners' equity resulting from
operations	$1,553,975	144,070	6,955,354	288,211	150,691	145,640	22,763,371	10,047,276

Investment Activity:	VVDV	VVEI	VVEIX	VVG	VVGBI	VVHYB	VVI	VVMCI
Reinvested dividends	$444,298	2,771,295	3,697,976	200,147	-	2,685,612	1,921,401	1,210,872

Mortality and expense risk charges (note 2)	(48,019)	(262,545)	(605,395)	(159,572)	(11,349)	(129,000)	(371,616)	(237,161)

Net investment income (loss)	396,279	2,508,750	3,092,581	40,575	(11,349)	2,556,612	1,549,785	973,711

Realized gain (loss) on investments	(343,947)	669,654	6,539,250	1,506,926	1,891	(148,820)	4,731,290	286,878
Change in unrealized gain (loss) on
investments	2,832,126	15,561,013	39,715,748	7,749,050	135,113	3,933,302	25,727,263	14,767,803

Net gain (loss) on investments	2,488,179	16,230,667	46,254,998	9,255,976	137,004	3,784,482	30,458,553	15,054,681

Reinvested capital gains	881,955	6,730,220	4,841,922	5,539,429	-	-	4,190,115	6,241,764

Net increase (decrease) in contract
owners' equity resulting from
operations	$3,766,413	25,469,637	54,189,501	14,835,980	125,655	6,341,094	36,198,453	22,270,156

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	VVREI	VVSTC	VVSCG	VVHGB	VVTISI	VVTSM	VRVDIA	VRVDRA
Reinvested dividends	$2,257,620	5,626,173	197,733	6,854,960	-	3,110,197	11,228	95,617

Mortality and expense risk charges (note 2)	(218,719)	(615,033)	(100,717)	(820,746)	(23,868)	(578,722)	-	-

Net investment income (loss)	2,038,901	5,011,140	97,016	6,034,214	(23,868)	2,531,475	11,228	95,617

Realized gain (loss) on investments	(927,334)	151,629	(416,622)	(459,964)	1,236	4,350,259	(714)	(204,473)
Change in unrealized gain (loss) on
investments	15,051,273	6,454,857	4,974,456	16,976,266	1,542,052	41,518,533	196,879	758,212

Net gain (loss) on investments	14,123,939	6,606,486	4,557,834	16,516,302	1,543,288	45,868,792	196,165	553,739

Reinvested capital gains	4,080,044	-	4,296,940	-	-	5,568,661	-	572,875

Net increase (decrease) in contract
owners' equity resulting from
operations	$20,242,884	11,617,626	8,951,790	22,550,516	1,519,420	53,968,928	207,393	1,222,231

Investment Activity:	VRVNMA	SVDF	SVOF	MGRFV	AMTP	JGUBSV	LOIOVC	LOVCS
Reinvested dividends	$405,893	-	3,063	245,095	67,596	3,130	33,162	356

Mortality and expense risk charges (note 2)	-	(1,903)	(4)	-	(17)	-	-	-

Net investment income (loss)	405,893	(1,903)	3,059	245,095	67,579	3,130	33,162	356

Realized gain (loss) on investments	(48,371)	231,970	27,577	358,728	(494,514)	(22,578)	(2,043,742)	(18,561)
Change in unrealized gain (loss) on
investments	604,598	526,434	139,268	(352,886)	96,138	14,966	2,576,418	15,429

Net gain (loss) on investments	556,227	758,404	166,845	5,842	(398,376)	(7,612)	532,676	(3,132)

Reinvested capital gains	-	1,371,919	122,042	1,084,112	724,950	-	-	12,845

Net increase (decrease) in contract
owners' equity resulting from
operations	$962,120	2,128,420	291,946	1,335,049	394,153	(4,482)	565,838	10,069

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	LZRUSE	OVGMAS	TTVMP2
Reinvested dividends	$6	11,702	52,520

Mortality and expense risk charges (note 2)	-	-	-

Net investment income (loss)	6	11,702	52,520

Realized gain (loss) on investments	6,686	(20,749)	(553,114)
Change in unrealized gain (loss) on investments	4,222	48,323	1,710,144

Net gain (loss) on investments	10,908	27,574	1,157,030

Reinvested capital gains	193	-	-

Net increase (decrease) in contract owners' equity resulting from operations	$11,107	39,276	1,209,550

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		APTGBS		ALCGI2		ALMGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$119,527,237	96,405,501	26,289	535,265	(199)	(521)	(1,079)	(1,044)
Realized gain (loss) on investments	55,116,319	17,218,896	329,910	(673,115)	(309,090)	84,342	(45,827)	140,619

Change in unrealized gain (loss) on investments	609,074,215	(577,083,713)	1,234,186	(437,507)	933,710	(815,701)	313,532	(666,390)
Reinvested capital gains	169,501,233	150,832,923	-	-	62,030	584,922	322,442	249,537

Net increase (decrease) in contract owners' equity
resulting from operations	953,219,004	(312,626,393)	1,590,385	(575,357)	686,451	(146,958)	589,068	(277,278)
Equity transactions:

Purchase payments received from contract owners	1,025,372,683	1,144,050,048	135,936	158,894	29,584	275,986	92,272	57,097
Transfers between funds	(140,381)	92	6,783,333	1,745,169	(1,068,104)	3,054,283	742,607	252,153

Redemptions (notes 2 and 3)	(486,117,845)	(461,551,872)	(1,135,979)	(704,562)	(89,863)	(343,141)	(161,032)	(52,651)
Adjustments to maintain reserves	(20,742)	(9,579)	358	(4)	1	(2)	(2)	-

Net equity transactions	539,093,715	682,488,689	5,783,648	1,199,497	(1,128,382)	2,987,126	673,845	256,599

Net change in contract owners' equity	1,492,312,719	369,862,296	7,374,033	624,140	(441,931)	2,840,168	1,262,913	(20,679)

Contract owners' equity beginning of period	5,277,541,574	4,907,679,278	5,405,250	4,781,110	5,055,667	2,215,499	1,727,326	1,748,005

Contract owners' equity end of period	$6,769,854,293	5,277,541,574	12,779,283	5,405,250	4,613,736	5,055,667	2,990,239	1,727,326

CHANGES IN UNITS:
Beginning units	387,975,360	317,960,502	602,842	510,094	189,658	77,708	74,303	66,476

Units purchased	1,214,938,697	1,107,156,857	2,107,235	1,595,903	141,452	232,783	169,288	125,207
Units redeemed	(1,192,893,186)	(1,037,141,999)	(1,501,456)	(1,503,155)	(188,742)	(120,833)	(143,243)	(117,380)

Ending units	410,020,870	387,975,360	1,208,621	602,842	142,368	189,658	100,348	74,303

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ALCAI2		AASCO		ABSCGB		ABIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$(724)	14,640	(98)	(110)	-	-	2,030	3,104
Realized gain (loss) on investments	(888,224)	2,815,555	311	(579)	(2,591)	(3,701)	(37,780)	109,842

Change in unrealized gain (loss) on investments	3,813,499	(6,381,781)	43,897	(4,812)	116,483	(6,908)	168,595	(224,501)
Reinvested capital gains	2,348,754	3,003,445	13,180	8,613	105,703	48,869	18,056	-

Net increase (decrease) in contract owners'
equity resulting from operations	5,273,305	(548,141)	57,290	3,112	219,595	38,260	150,901	(111,555)
Equity transactions:

Purchase payments received from contract owners	399,684	365,758	-	-	1,400	2,777	20,760	5,377
Transfers between funds	855,013	1,598,933	(2,788)	(3,051)	(18,973)	(24,785)	31,502	(2,846,213)

Redemptions (notes 2 and 3)	(1,726,937)	(1,885,088)	(2,305)	(3,427)	(34,361)	(232,558)	(234,594)	(40,212)
Adjustments to maintain reserves	7	2	-	-	(1)	-	-	-

Net equity transactions	(472,233)	79,605	(5,093)	(6,478)	(51,935)	(254,566)	(182,332)	(2,881,048)

Net change in contract owners' equity	4,801,072	(468,536)	52,197	(3,366)	167,660	(216,306)	(31,431)	(2,992,603)

Contract owners' equity beginning of period	16,864,230	17,332,766	196,565	199,931	626,044	842,350	628,876	3,621,479

Contract owners' equity end of period	$21,665,302	16,864,230	248,762	196,565	793,704	626,044	597,445	628,876

CHANGES IN UNITS:
Beginning units	370,411	379,695	5,746	5,926	22,339	29,725	69,409	329,356

Units purchased	170,207	483,747	12	9	121	1,414	18,990	69,708
Units redeemed	(171,592)	(493,031)	(135)	(189)	(1,637)	(8,800)	(36,571)	(329,655)

Ending units	369,026	370,411	5,623	5,746	20,823	22,339	51,828	69,409

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ABTGB		ALVGIA		ALVIVB		ALVDAB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,879	(88)	169,083	116,605	13,630	27,135	6,399	5,983
Realized gain (loss) on investments	(12,804)	26,272	(164,484)	317,002	(348,119)	(27,552)	1,569	25,191

Change in unrealized gain (loss) on
investments	159,158	(142,942)	1,410,221	(2,505,711)	670,777	(606,098)	39,531	(61,892)
Reinvested capital gains	65,826	-	1,435,898	1,326,326	-	-	405	484

Net increase (decrease) in contract
owners' equity resulting from
operations	214,059	(116,758)	2,850,718	(745,778)	336,288	(606,515)	47,904	(30,234)
Equity transactions:

Purchase payments received from contract
owners	14,140	158,565	541,514	386,501	10,710	14,904	-	17,149
Transfers between funds	350,699	(827,185)	1,762,998	715,920	197,147	815,043	(48,068)	(325,998)

Redemptions (notes 2 and 3)	(32,031)	(134,179)	(545,741)	(877,454)	(1,011,165)	(303,225)	(1,589)	(14,746)
Adjustments to maintain reserves	(1)	-	1	2	(2)	-	-	-

Net equity transactions	332,807	(802,799)	1,758,772	224,969	(803,310)	526,722	(49,657)	(323,595)

Net change in contract owners' equity	546,866	(919,557)	4,609,490	(520,809)	(467,022)	(79,793)	(1,753)	(353,829)

Contract owners' equity beginning of period	688,156	1,607,713	11,752,447	12,273,256	2,169,748	2,249,541	326,702	680,531

Contract owners' equity end of period	$1,235,022	688,156	16,361,937	11,752,447	1,702,726	2,169,748	324,949	326,702

CHANGES IN UNITS:
Beginning units	50,093	99,266	567,535	519,458	309,154	246,877	25,562	49,672

Units purchased	63,397	49,962	224,439	278,026	264,753	372,538	131	10,866
Units redeemed	(46,915)	(99,135)	(153,086)	(229,949)	(366,174)	(310,261)	(3,518)	(34,976)

Ending units	66,575	50,093	638,888	567,535	207,733	309,154	22,175	25,562

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ALVSVB		AAGEA2		ABEAA2		ACEAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$36,646	24,038	73,645	45,353	242,111	236,474	80,176	95,982
Realized gain (loss) on investments	(114,074)	186,521	14,764	23,249	(214,570)	(136,796)	(1,984)	(25,092)

Change in unrealized gain (loss) on investments	780,982	(2,777,728)	525,538	(684,650)	1,481,342	(1,966,584)	281,542	(238,006)
Reinvested capital gains	1,265,755	860,742	168,952	270,512	242,122	1,063,963	31,344	64,047

Net increase (decrease) in contract owners' equity resulting
from operations	1,969,309	(1,706,427)	782,899	(345,536)	1,751,005	(802,943)	391,078	(103,069)
Equity transactions:

Purchase payments received from contract owners	245,462	467,195	464,639	72,991	163,387	179,804	12,000	82,836
Transfers between funds	1,680,546	1,269,518	1,389,071	646,561	325,094	860,520	(299,857)	961,952

Redemptions (notes 2 and 3)	(653,208)	(832,905)	(146,631)	(295,920)	(948,606)	(436,924)	(542,162)	(689,514)
Adjustments to maintain reserves	-	(2)	-	(2)	3	2	1	(4)

Net equity transactions	1,272,800	903,806	1,707,079	423,630	(460,122)	603,402	(830,018)	355,270

Net change in contract owners' equity	3,242,109	(802,621)	2,489,978	78,094	1,290,883	(199,541)	(438,940)	252,201

Contract owners' equity beginning of period	9,531,906	10,334,527	2,970,497	2,892,403	11,405,915	11,605,456	4,515,906	4,263,705

Contract owners' equity end of period	$12,774,015	9,531,906	5,460,475	2,970,497	12,696,798	11,405,915	4,076,966	4,515,906

CHANGES IN UNITS:
Beginning units	430,392	388,592	205,730	183,841	767,009	731,824	343,356	316,745

Units purchased	135,863	123,064	131,810	68,248	86,701	148,081	59,476	220,784
Units redeemed	(88,322)	(81,264)	(34,665)	(46,359)	(119,279)	(112,896)	(119,704)	(194,173)

Ending units	477,933	430,392	302,875	205,730	734,431	767,009	283,128	343,356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AGEAA2		AUGEA2		AAEIP3		ARLPE3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$157,322	151,543	89,924	86,888	214,238	175,392	-	49,286
Realized gain (loss) on investments	(74,105)	63,065	(29,842)	(95,305)	(522,526)	(52,207)	(20,598)	(21,433)

Change in unrealized gain (loss) on
investments	1,091,725	(1,818,001)	358,679	(349,454)	2,078,776	(2,044,061)	320,175	(159,656)
Reinvested capital gains	404,523	855,685	100,166	159,314	-	-	14,509	2,495

Net increase (decrease) in
contract owners' equity
resulting from operations	1,579,465	(747,708)	518,927	(198,557)	1,770,488	(1,920,876)	314,086	(129,308)
Equity transactions:

Purchase payments received from
contract owners	209,981	328,049	461,142	274,004	396,063	63,559	120,792	5,685
Transfers between funds	(6,125)	(750,960)	440,011	166,621	3,944,802	(2,556,697)	230,597	36,313

Redemptions (notes 2 and 3)	(551,089)	(746,987)	(886,586)	(550,814)	(802,520)	(418,088)	(53,830)	(40,164)
Adjustments to maintain reserves	(1)	(4)	(2)	2	(3)	6	-	-

Net equity transactions	(347,234)	(1,169,902)	14,565	(110,187)	3,538,342	(2,911,220)	297,559	1,834

Net change in contract owners' equity	1,232,231	(1,917,610)	533,492	(308,744)	5,308,830	(4,832,096)	611,645	(127,474)

Contract owners' equity beginning of period	8,173,379	10,090,989	3,941,306	4,250,050	8,007,595	12,839,691	765,899	893,373

Contract owners' equity end of period	$9,405,610	8,173,379	4,474,798	3,941,306	13,316,425	8,007,595	1,377,544	765,899

CHANGES IN UNITS:
Beginning units	537,661	609,752	281,526	290,425	953,027	1,235,200	70,669	71,920

Units purchased	43,135	86,119	108,926	109,584	1,135,525	508,520	72,358	37,746
Units redeemed	(61,701)	(158,210)	(107,347)	(118,483)	(773,360)	(790,693)	(51,737)	(38,997)

Ending units	519,095	537,661	283,105	281,526	1,315,192	953,027	91,290	70,669

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVLVI		ACVB		ACVIG		ACVIP2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$48,475	36,645	177,852	155,250	199,180	194,996	278,107	325,607
Realized gain (loss) on investments	47,466	63,683	410,781	184,455	30,271	660,927	(29,281)	(155,744)

Change in unrealized gain (loss) on investments	385,687	(379,189)	1,195,915	(829,538)	979,680	(2,323,286)	742,934	(463,147)
Reinvested capital gains	53,668	123,553	259,268	74,765	800,982	723,010	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	535,296	(155,308)	2,043,816	(415,068)	2,010,113	(744,353)	991,760	(293,284)
Equity transactions:

Purchase payments received from contract owners	-	841	60,645	82,387	200,180	87,085	185,072	113,330
Transfers between funds	463,349	(257,236)	(273,088)	36,877	(490,030)	257,016	1,573,643	3,898,584

Redemptions (notes 2 and 3)	(89,574)	(88,392)	(657,487)	(457,267)	(240,570)	(899,246)	(669,862)	(1,039,875)
Adjustments to maintain reserves	(1)	-	4	-	(4)	2	2	2

Net equity transactions	373,774	(344,787)	(869,926)	(338,003)	(530,424)	(555,143)	1,088,855	2,972,041

Net change in contract owners' equity	909,070	(500,095)	1,173,890	(753,071)	1,479,689	(1,299,496)	2,080,615	2,678,757

Contract owners' equity beginning of period	1,810,430	2,310,525	10,270,445	11,023,516	8,857,919	10,157,415	11,149,225	8,470,468

Contract owners' equity end of period	$2,719,500	1,810,430	11,444,335	10,270,445	10,337,608	8,857,919	13,229,840	11,149,225

CHANGES IN UNITS:
Beginning units	116,082	136,235	470,498	485,658	376,257	391,748	760,404	555,529

Units purchased	52,266	16,435	123,637	111,427	76,831	179,702	467,032	667,663
Units redeemed	(29,209)	(36,588)	(156,695)	(126,587)	(101,117)	(195,193)	(406,195)	(462,788)

Ending units	139,139	116,082	437,440	470,498	351,971	376,257	821,241	760,404

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVI		ACVMV1		ACVU1		ACVV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$37,819	34,954	151,094	109,024	-	18,480	219,757	170,277
Realized gain (loss) on investments	(296,216)	157,753	7,231	158,471	(94,664)	(348,762)	95,756	566,514

Change in unrealized gain (loss) on
investments	923,649	(925,226)	914,955	(1,699,789)	1,079,725	(1,028,897)	1,642,274	(1,699,209)
Reinvested capital gains	227,522	181,131	772,698	487,120	705,446	716,698	585,786	651

Net increase (decrease) in
contract owners' equity
resulting from operations	892,774	(551,388)	1,845,978	(945,174)	1,690,507	(642,481)	2,543,573	(961,767)
Equity transactions:

Purchase payments received from
contract owners	216,033	51,824	117,636	132,516	4,049	94,466	296,614	54,954
Transfers between funds	1,031,534	855,839	(300,837)	(554,118)	2,953,683	(287,734)	357,246	(815,340)

Redemptions (notes 2 and 3)	(155,318)	(111,895)	(348,747)	(386,274)	(304,043)	(913,922)	(410,039)	(650,975)
Adjustments to maintain reserves	2	-	(2)	(2)	(1)	(2)	(1)	4

Net equity transactions	1,092,251	795,768	(531,950)	(807,878)	2,653,688	(1,107,192)	243,820	(1,411,357)

Net change in contract owners' equity	1,985,025	244,380	1,314,028	(1,753,052)	4,344,195	(1,749,673)	2,787,393	(2,373,124)

Contract owners' equity beginning of period	2,807,478	2,563,098	6,565,519	8,318,571	3,859,313	5,608,986	9,648,788	12,021,912

Contract owners' equity end of period	$4,792,503	2,807,478	7,879,547	6,565,519	8,203,508	3,859,313	12,436,181	9,648,788

CHANGES IN UNITS:
Beginning units	149,515	115,736	254,101	280,626	151,826	207,579	415,483	458,678

Units purchased	196,034	117,510	11,185	19,841	471,848	703,785	167,089	156,006
Units redeemed	(146,820)	(83,731)	(29,159)	(46,366)	(387,207)	(759,538)	(167,482)	(199,201)

Ending units	198,729	149,515	236,127	254,101	236,467	151,826	415,090	415,483

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVM4		AVRIP2		AVGIP2		AVRGP2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$169,143	155,407	682	699	177	494	2,305	1,139
Realized gain (loss) on investments	(13,686)	(29,471)	(9)	6	77	18	241	286

Change in unrealized gain (loss) on investments	125,606	(52,635)	4,623	(5,318)	7,573	(3,450)	31,904	(18,881)
Reinvested capital gains	-	-	1,301	200	456	2,055	18,447	16,630

Net increase (decrease) in contract owners' equity resulting from
operations	281,063	73,301	6,597	(4,413)	8,283	(883)	52,897	(826)
Equity transactions:

Purchase payments received from contract owners	9,633	28,545	-	-	-	-	-	-
Transfers between funds	(763,709)	6,068,210	-	-	(585)	-	-	-

Redemptions (notes 2 and 3)	(441,394)	(184,606)	(338)	(347)	(271)	(259)	(1,906)	(1,889)
Adjustments to maintain reserves	(3)	-	-	-	1	-	(1)	-

Net equity transactions	(1,195,473)	5,912,149	(338)	(347)	(855)	(259)	(1,907)	(1,889)

Net change in contract owners' equity	(914,410)	5,985,450	6,259	(4,760)	7,428	(1,142)	50,990	(2,715)

Contract owners' equity beginning of period	9,175,124	3,189,674	37,553	42,313	44,274	45,416	244,316	247,031

Contract owners' equity end of period	$8,260,714	9,175,124	43,812	37,553	51,702	44,274	295,306	244,316

CHANGES IN UNITS:
Beginning units	843,291	293,500	3,643	3,674	3,377	3,396	17,857	17,988

Units purchased	623,734	680,842	-	-	-	-	18	1
Units redeemed	(742,541)	(131,051)	(30)	(31)	(59)	(19)	(145)	(132)

Ending units	724,484	843,291	3,613	3,643	3,318	3,377	17,730	17,857

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVRBP2		AMVHI4		AMVGI4		AMVGR4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$37,953	87,740	878,624	147,853	498,556	328,188	255,061	97,604
Realized gain (loss) on investments	(18,175)	61,508	839,883	(572,469)	390,538	946,018	209,380	1,438,324

Change in unrealized gain (loss) on investments	176,058	(467,941)	(183,991)	250,817	2,841,750	(3,698,039)	6,348,464	(6,120,050)
Reinvested capital gains	121,346	91,192	-	-	3,429,739	1,610,235	4,679,859	3,865,857

Net increase (decrease) in contract owners' equity
resulting from operations	317,182	(227,501)	1,534,516	(173,799)	7,160,583	(813,598)	11,492,764	(718,265)
Equity transactions:

Purchase payments received from contract owners	4,996	37,562	22,482	4,259	1,520,297	1,004,454	3,085,424	1,961,278
Transfers between funds	(310,688)	(182,433)	13,590,263	(8,106,319)	4,013,217	4,338,650	4,044,418	5,493,930

Redemptions (notes 2 and 3)	(187,473)	(64,151)	(976,530)	(253,281)	(1,672,445)	(2,252,622)	(3,261,935)	(3,290,553)
Adjustments to maintain reserves	-	-	5	7	(5)	12	(3)	(15)

Net equity transactions	(493,165)	(209,022)	12,636,220	(8,355,334)	3,861,064	3,090,494	3,867,904	4,164,640

Net change in contract owners' equity	(175,983)	(436,523)	14,170,736	(8,529,133)	11,021,647	2,276,896	15,360,668	3,446,375

Contract owners' equity beginning of period	2,611,715	3,048,238	2,214,384	10,743,517	24,399,361	22,122,465	36,222,054	32,775,679

Contract owners' equity end of period	$2,435,732	2,611,715	16,385,120	2,214,384	35,421,008	24,399,361	51,582,722	36,222,054

CHANGES IN UNITS:
Beginning units	209,544	225,718	194,247	915,151	1,607,970	1,408,065	2,214,496	1,974,444

Units purchased	17,948	53,844	3,501,975	3,158,530	923,217	910,775	1,065,932	1,359,790
Units redeemed	(55,623)	(70,018)	(2,419,472)	(3,879,434)	(678,753)	(710,870)	(864,409)	(1,119,738)

Ending units	171,869	209,544	1,276,750	194,247	1,852,434	1,607,970	2,416,019	2,214,496

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVGB4		AMVBD4		AMVAA4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$42,675	56,271	353,424	180,856	643,085	453,312	121	109
Realized gain (loss) on investments	(6,973)	(198,639)	217,601	(66,245)	396,708	425,394	(39,817)	(3,047)

Change in unrealized gain (loss) on
investments	183,859	(116,283)	351,747	(164,876)	3,845,871	(3,912,248)	406,685	(216,587)
Reinvested capital gains	-	10,403	-	10,674	1,730,800	1,247,470	90,882	27,045

Net increase (decrease) in
contract owners' equity
resulting from operations	219,561	(248,248)	922,772	(39,591)	6,616,464	(1,786,072)	457,871	(192,480)
Equity transactions:

Purchase payments received from
contract owners	117,071	64,659	838,231	159,768	2,053,485	862,926	46,134	19,579
Transfers between funds	544,679	965,958	6,693,433	2,489,267	5,316,088	7,963,047	616,072	1,532,983

Redemptions (notes 2 and 3)	(466,931)	(189,015)	(1,002,206)	(634,753)	(2,660,725)	(1,241,849)	(189,571)	(36,403)
Adjustments to maintain reserves	-	2	(5)	2	6	11	1	-

Net equity transactions	194,819	841,604	6,529,453	2,014,284	4,708,854	7,584,135	472,636	1,516,159

Net change in contract owners' equity	414,380	593,356	7,452,225	1,974,693	11,325,318	5,798,063	930,507	1,323,679

Contract owners' equity beginning of
period	2,671,270	2,077,914	8,416,487	6,441,794	29,894,263	24,096,200	1,323,679	-

Contract owners' equity end of period	$3,085,650	2,671,270	15,868,712	8,416,487	41,219,581	29,894,263	2,254,186	1,323,679

CHANGES IN UNITS:
Beginning units	257,456	196,694	769,168	585,839	2,289,303	1,754,769	151,150	-

Units purchased	172,727	1,103,171	1,432,055	452,137	826,690	1,034,689	142,025	158,805
Units redeemed	(154,039)	(1,042,409)	(872,820)	(268,808)	(503,873)	(500,155)	(97,042)	(7,655)

Ending units	276,144	257,456	1,328,403	769,168	2,612,120	2,289,303	196,133	151,150

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVPAP2		AMVI4		AMVBC4		AMVNW4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$113,069	46,806	365,332	387,004	418,511	371,465	247,509	176,809
Realized gain (loss) on investments	14,947	124,397	355,516	380,022	(574,295)	219,023	527,180	686,574

Change in unrealized gain (loss) on investments	453,920	(524,193)	3,923,050	(5,669,976)	2,534,752	(3,880,007)	5,693,026	(5,279,155)
Reinvested capital gains	207,500	126,467	696,404	1,263,778	1,746,641	1,419,346	1,208,823	620,604

Net increase (decrease) in contract owners' equity
resulting from operations	789,436	(226,523)	5,340,302	(3,639,172)	4,125,609	(1,870,173)	7,676,538	(3,795,168)
Equity transactions:

Purchase payments received from contract owners	34,281	746,285	1,142,920	1,115,148	762,388	441,326	980,777	541,521
Transfers between funds	217,777	799,367	3,289,828	3,185,559	4,790,934	6,586,471	4,746,729	13,573,593

Redemptions (notes 2 and 3)	(250,514)	(210,084)	(1,224,022)	(1,126,538)	(5,485,599)	(1,178,937)	(2,143,311)	(989,174)
Adjustments to maintain reserves	(2)	-	(17)	9	(4)	6	-	(2)

Net equity transactions	1,542	1,335,568	3,208,709	3,174,178	67,719	5,848,866	3,584,195	13,125,938

Net change in contract owners' equity	790,978	1,109,045	8,549,011	(464,994)	4,193,328	3,978,693	11,260,733	9,330,770

Contract owners' equity beginning of period	4,394,307	3,285,262	22,501,115	22,966,109	19,280,155	15,301,462	25,087,783	15,757,013

Contract owners' equity end of period	$5,185,285	4,394,307	31,050,126	22,501,115	23,473,483	19,280,155	36,348,516	25,087,783

CHANGES IN UNITS:
Beginning units	362,714	258,617	1,969,051	1,737,351	1,341,511	965,519	2,275,320	1,222,720

Units purchased	44,494	188,356	643,152	826,386	772,785	744,908	1,273,170	1,599,696
Units redeemed	(42,517)	(84,259)	(395,188)	(594,686)	(748,032)	(368,916)	(987,369)	(547,096)

Ending units	364,691	362,714	2,217,015	1,969,051	1,366,264	1,341,511	2,561,121	2,275,320

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVGW4		AMVGG4		AMVUA4		AMVIG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$69,704	14,202	31,542	3,702	146,716	77,450	112,790	37,507
Realized gain (loss) on investments	(11,713)	(22,061)	(9,633)	(15,484)	235,706	(8,471)	(10,483)	(7,235)

Change in unrealized gain (loss) on
investments	483,958	(139,591)	481,713	(98,767)	(43,486)	23,296	585,484	(179,424)
Reinvested capital gains	76,744	39,991	128,341	2,578	-	-	34,775	-

Net increase (decrease) in contract
owners' equity resulting from
operations	618,693	(107,459)	631,963	(107,971)	338,936	92,275	722,566	(149,152)
Equity transactions:

Purchase payments received from contract
owners	547,550	6,842	704,551	-	337,714	11,514	299,314	559
Transfers between funds	3,312,119	1,083,760	1,887,387	937,194	2,395,473	5,727,367	2,577,117	2,313,398

Redemptions (notes 2 and 3)	(158,878)	(34,882)	(55,112)	(89,321)	(388,237)	(96,543)	(158,814)	(72,601)
Adjustments to maintain reserves	-	-	1	-	-	-	-	-

Net equity transactions	3,700,791	1,055,720	2,536,827	847,873	2,344,950	5,642,338	2,717,617	2,241,356

Net change in contract owners' equity	4,319,484	948,261	3,168,790	739,902	2,683,886	5,734,613	3,440,183	2,092,204

Contract owners' equity beginning of period	948,261	-	739,902	-	5,734,613	-	2,092,204	-

Contract owners' equity end of period	$5,267,745	948,261	3,908,692	739,902	8,418,499	5,734,613	5,532,387	2,092,204

CHANGES IN UNITS:
Beginning units	106,588	-	83,668	-	557,735	-	238,853	-

Units purchased	431,139	137,732	291,719	152,941	1,023,928	756,360	388,905	262,544
Units redeemed	(84,755)	(31,144)	(47,692)	(69,273)	(802,920)	(198,625)	(111,985)	(23,691)

Ending units	452,972	106,588	327,695	83,668	778,743	557,735	515,773	238,853

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		PIVB2		PIVEI2		PIVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$75,814	16,819	675,200	508,403	221,530	203,505	12,563	7,426
Realized gain (loss) on investments	39,150	(2,320)	591	(37,834)	(2,282,293)	(18,717)	(104,747)	(152,887)

Change in unrealized gain (loss) on
investments	297,957	(84,450)	1,148,140	(655,694)	418,942	(2,678,321)	231,598	(89,871)
Reinvested capital gains	-	963	-	43,178	3,722,110	1,698,760	247,240	146,367

Net increase (decrease) in
contract owners' equity
resulting from operations	412,921	(68,988)	1,823,931	(141,947)	2,080,289	(794,773)	386,654	(88,965)
Equity transactions:

Purchase payments received from
contract owners	157,167	82,654	175,464	240,310	184,709	222,292	14,377	15,919
Transfers between funds	2,718,745	1,354,427	5,746,183	6,167,083	(244,424)	(1,780,385)	1,025,232	205,786

Redemptions (notes 2 and 3)	(81,771)	(44,529)	(1,659,280)	(1,754,619)	(270,851)	(544,303)	(85,099)	(62,274)
Adjustments to maintain reserves	(1)	-	532	527	(4)	-	1	-

Net equity transactions	2,794,140	1,392,552	4,262,899	4,653,301	(330,570)	(2,102,396)	954,511	159,431

Net change in contract owners' equity	3,207,061	1,323,564	6,086,830	4,511,354	1,749,719	(2,897,169)	1,341,165	70,466

Contract owners' equity beginning of
period	1,323,564	-	19,142,734	14,631,380	8,570,697	11,467,866	1,099,157	1,028,691

Contract owners' equity end of period	$4,530,625	1,323,564	25,229,564	19,142,734	10,320,416	8,570,697	2,440,322	1,099,157

CHANGES IN UNITS:
Beginning units	138,388	-	1,156,720	869,879	337,691	402,371	43,864	40,399

Units purchased	443,067	143,737	727,514	680,937	123,252	129,981	123,026	86,523
Units redeemed	(178,677)	(5,349)	(491,855)	(394,096)	(124,875)	(194,661)	(88,943)	(83,058)

Ending units	402,778	138,388	1,392,379	1,156,720	336,068	337,691	77,947	43,864

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PIVMV2		PIVSI2		PIHYB2		BRVUG3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$12,443	5,207	425,911	379,287	135,205	81,364	62,218	34,436
Realized gain (loss) on investments	(141,070)	(19,813)	(102,399)	(82,775)	26,724	(79,818)	122,938	(51,242)

Change in unrealized gain (loss) on
investments	355,267	(356,832)	887,624	(642,530)	169,292	(64,493)	(9,510)	25,743
Reinvested capital gains	74,178	95,545	-	85,170	-	-	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	300,818	(275,893)	1,211,136	(260,848)	331,221	(62,947)	175,646	8,937
Equity transactions:

Purchase payments received from
contract owners	2,232	29,654	325,588	348,611	10,725	17,134	74,187	10,935
Transfers between funds	712,012	113,736	1,729,672	(588,292)	3,202,625	(1,519,143)	(997,465)	1,668,397

Redemptions (notes 2 and 3)	(153,169)	(62,659)	(634,815)	(666,800)	(158,855)	(287,065)	(192,591)	(82,702)
Adjustments to maintain reserves	(1)	-	(56)	(117)	465	(382)	16	22

Net equity transactions	561,074	80,731	1,420,389	(906,598)	3,054,960	(1,789,456)	(1,115,853)	1,596,652

Net change in contract owners' equity	861,892	(195,162)	2,631,525	(1,167,446)	3,386,181	(1,852,403)	(940,207)	1,605,589

Contract owners' equity beginning of period	1,091,077	1,286,239	12,572,731	13,740,177	1,030,205	2,882,608	2,789,123	1,183,534

Contract owners' equity end of period	$1,952,969	1,091,077	15,204,256	12,572,731	4,416,386	1,030,205	1,848,916	2,789,123

CHANGES IN UNITS:
Beginning units	55,673	52,034	728,527	769,206	50,113	133,956	263,966	112,019

Units purchased	58,012	27,226	692,910	349,080	238,711	118,470	583,389	432,303
Units redeemed	(36,327)	(23,587)	(614,055)	(389,759)	(101,605)	(202,313)	(682,421)	(280,356)

Ending units	77,358	55,673	807,382	728,527	187,219	50,113	164,934	263,966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BVLFG3		BRVCA3		BVLCV3		BVLCC3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(197)	-	-	57,315	48,113	57,217	58,663
Realized gain (loss) on investments	758,279	(389,229)	(825)	5	(375,668)	(83,124)	(325,804)	(291,774)

Change in unrealized gain (loss) on investments	576,175	(654,855)	4,557	(9,694)	829,773	(491,097)	1,162,236	(734,029)
Reinvested capital gains	1,095,634	668,398	5,827	10,365	133,560	288,585	280,118	583,341

Net increase (decrease) in contract owners'
equity resulting from operations	2,430,088	(375,883)	9,559	676	644,980	(237,523)	1,173,767	(383,799)
Equity transactions:

Purchase payments received from contract owners	598,940	298,500	-	-	48,483	104,784	40,756	169,352
Transfers between funds	3,595,960	1,789,034	(7,290)	-	654,501	827,978	1,188,667	3,329,705

Redemptions (notes 2 and 3)	(704,995)	(549,333)	(76)	(48)	(189,526)	(146,322)	(1,006,226)	(553,846)
Adjustments to maintain reserves	2	4	-	-	-	-	(1)	2

Net equity transactions	3,489,907	1,538,205	(7,366)	(48)	513,458	786,440	223,196	2,945,213

Net change in contract owners' equity	5,919,995	1,162,322	2,193	628	1,158,438	548,917	1,396,963	2,561,414

Contract owners' equity beginning of period	5,087,016	3,924,694	32,208	31,580	2,423,061	1,874,144	4,003,941	1,442,527

Contract owners' equity end of period	$11,007,011	5,087,016	34,401	32,208	3,581,499	2,423,061	5,400,904	4,003,941

CHANGES IN UNITS:
Beginning units	201,412	154,089	1,348	1,350	126,153	82,783	201,402	63,036

Units purchased	461,669	463,622	-	-	103,664	68,285	138,694	315,051
Units redeemed	(339,099)	(416,299)	(254)	(2)	(78,648)	(24,915)	(147,180)	(176,685)

Ending units	323,982	201,412	1,094	1,348	151,169	126,153	192,916	201,402

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVHY3		BRVTR3		BRVED3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,787,494	1,030,286	387,668	282,517	188,455	146,627	221,254	162,146
Realized gain (loss) on investments	1,422,409	(1,430,424)	49,346	(205,626)	39,892	250,963	92,925	(25,450)

Change in unrealized gain (loss) on investments	694,296	(147,032)	765,434	(154,743)	1,430,907	(1,787,083)	1,952,818	(2,354,057)
Reinvested capital gains	-	-	51,928	-	777,810	648,092	698,001	817,029

Net increase (decrease) in contract owners' equity
resulting from operations	3,904,199	(547,170)	1,254,376	(77,852)	2,437,064	(741,401)	2,964,998	(1,400,332)
Equity transactions:

Purchase payments received from contract owners	356,943	513,647	487,244	556,574	164,529	53,674	250,142	731,213
Transfers between funds	31,427,879	(9,366,832)	915,454	1,169,058	2,108,221	1,915,405	(1,324,723)	821,026

Redemptions (notes 2 and 3)	(2,962,803)	(1,154,008)	(1,326,931)	(789,419)	(738,658)	(493,640)	(1,360,262)	(2,331,888)
Adjustments to maintain reserves	(700)	(43)	(32)	160	(2)	2	7	11

Net equity transactions	28,821,319	(10,007,236)	75,735	936,373	1,534,090	1,475,441	(2,434,836)	(779,638)

Net change in contract owners' equity	32,725,518	(10,554,406)	1,330,111	858,521	3,971,154	734,040	530,162	(2,179,970)

Contract owners' equity beginning of period	10,896,631	21,451,037	13,833,526	12,975,005	7,994,770	7,260,730	17,505,435	19,685,405

Contract owners' equity end of period	$43,622,149	10,896,631	15,163,637	13,833,526	11,965,924	7,994,770	18,035,597	17,505,435

CHANGES IN UNITS:
Beginning units	784,082	1,488,443	1,200,995	1,115,253	407,311	342,531	1,270,816	1,317,692

Units purchased	11,916,876	7,900,369	813,425	897,945	224,122	227,615	191,856	345,761
Units redeemed	(9,979,610)	(8,604,730)	(802,488)	(812,203)	(151,028)	(162,835)	(349,690)	(392,637)

Ending units	2,721,348	784,082	1,211,932	1,200,995	480,405	407,311	1,112,982	1,270,816

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVSCS		DSIF		DSRG		DVIV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$310,183	260,123	696,271	686,894	22,614	16,311	107,749	100,287
Realized gain (loss) on investments	(242,949)	1,482,926	1,663,630	4,337,794	(29,884)	(3,762)	49,608	16,486

Change in unrealized gain (loss) on
investments	4,012,861	(7,221,904)	7,195,517	(8,540,541)	421,544	(224,574)	904,568	(1,261,635)
Reinvested capital gains	2,959,872	1,742,602	2,331,130	1,040,849	50,232	172,884	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	7,039,967	(3,736,253)	11,886,548	(2,475,004)	464,506	(39,141)	1,061,925	(1,144,862)
Equity transactions:

Purchase payments received from
contract owners	616,250	688,092	542,782	488,305	82,806	1	86,828	204,824
Transfers between funds	319,710	5,558,757	(4,684,074)	(4,317,908)	967,261	14,248	(1,054,136)	661,676

Redemptions (notes 2 and 3)	(2,253,742)	(1,744,930)	(1,652,810)	(1,829,464)	(120,127)	(42,606)	(150,351)	(383,859)
Adjustments to maintain reserves	2	(2)	(9)	13	-	-	(3)	2

Net equity transactions	(1,317,780)	4,501,917	(5,794,111)	(5,659,054)	929,940	(28,357)	(1,117,662)	482,643

Net change in contract owners' equity	5,722,187	765,664	6,092,437	(8,134,058)	1,394,446	(67,498)	(55,737)	(662,219)

Contract owners' equity beginning of
period	32,247,956	31,482,292	41,927,557	50,061,615	892,122	959,620	5,325,524	5,987,743

Contract owners' equity end of period	$37,970,143	32,247,956	48,019,994	41,927,557	2,286,568	892,122	5,269,787	5,325,524

CHANGES IN UNITS:
Beginning units	1,081,235	938,206	2,166,411	2,298,379	33,969	34,930	405,224	378,528

Units purchased	309,025	599,169	1,309,261	1,370,155	42,693	4,816	67,917	131,668
Units redeemed	(328,217)	(456,140)	(1,587,570)	(1,502,123)	(11,648)	(5,777)	(142,603)	(104,972)

Ending units	1,062,043	1,081,235	1,888,102	2,166,411	65,014	33,969	330,538	405,224

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	CVSBF		CLVSI2		CLVGT2		CLVSV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$46,255	25,362	114,367	89,307	(467)	(949)	-	(37)
Realized gain (loss) on investments	(1,456)	25,958	82,437	(67,088)	(1,002,540)	64,536	(126,291)	146,423

Change in unrealized gain (loss) on
investments	328,547	(230,108)	169,536	(44,822)	4,564,368	(3,347,025)	489,862	(548,447)
Reinvested capital gains	106,478	131,246	-	-	1,996,755	1,708,394	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	479,824	(47,542)	366,340	(22,603)	5,558,116	(1,575,044)	363,571	(402,061)
Equity transactions:

Purchase payments received from
contract owners	879,191	27,501	303,428	42,774	292,910	452,817	82,299	64,671
Transfers between funds	687,159	34,168	5,613,504	850,882	4,208,213	(1,992,356)	723,644	(218,048)

Redemptions (notes 2 and 3)	(58,799)	(15,892)	(326,648)	(1,189,736)	(1,476,402)	(1,938,591)	(130,204)	(185,310)
Adjustments to maintain reserves	(2)	-	3	-	(3)	(17)	-	5

Net equity transactions	1,507,549	45,777	5,590,287	(296,080)	3,024,718	(3,478,147)	675,739	(338,682)

Net change in contract owners' equity	1,987,373	(1,765)	5,956,627	(318,683)	8,582,834	(5,053,191)	1,039,310	(740,743)

Contract owners' equity beginning of period	1,302,277	1,304,042	2,145,922	2,464,605	9,735,031	14,788,222	1,897,496	2,638,239

Contract owners' equity end of period	$3,289,650	1,302,277	8,102,549	2,145,922	18,317,865	9,735,031	2,936,806	1,897,496

CHANGES IN UNITS:
Beginning units	107,007	104,310	196,202	223,760	251,163	311,675	107,975	129,904

Units purchased	129,206	44,650	691,845	767,252	324,068	438,137	141,563	128,419
Units redeemed	(17,231)	(41,953)	(216,547)	(794,810)	(255,613)	(498,649)	(107,981)	(150,348)

Ending units	218,982	107,007	671,500	196,202	319,618	251,163	141,557	107,975

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	CLVLV1		CLVQF2		CSCRS		DWVSVS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(830)	-	(83)	16,316	45,084	54,295	40,508
Realized gain (loss) on investments	165,128	506,768	(288,572)	(1,169,473)	(99,968)	(94,879)	(160,600)	(39,731)

Change in unrealized gain (loss) on
investments	2,534,698	(2,002,402)	310,277	369,755	188,419	(160,492)	1,412,320	(1,811,945)
Reinvested capital gains	-	-	-	-	-	-	559,860	490,894

Net increase (decrease) in
contract owners' equity
resulting from operations	2,699,826	(1,496,464)	21,705	(799,801)	104,767	(210,287)	1,865,875	(1,320,274)
Equity transactions:

Purchase payments received from
contract owners	183,517	359,369	162,988	294,701	31,721	6,794	231,778	108,248
Transfers between funds	(125,293)	4,203,025	(985,826)	(4,262,316)	746,203	309,636	2,014,901	1,009,161

Redemptions (notes 2 and 3)	(807,334)	(870,001)	(308,482)	(211,422)	(139,799)	(303,231)	(280,771)	(135,776)
Adjustments to maintain reserves	3	(11)	(3)	(107)	1	596	(1)	(749)

Net equity transactions	(749,107)	3,692,382	(1,131,323)	(4,179,144)	638,126	13,795	1,965,907	980,884

Net change in contract owners' equity	1,950,719	2,195,918	(1,109,618)	(4,978,945)	742,893	(196,492)	3,831,782	(339,390)

Contract owners' equity beginning of
period	10,427,892	8,231,974	7,405,603	12,384,548	1,484,914	1,681,406	6,404,119	6,743,509

Contract owners' equity end of period	$12,378,611	10,427,892	6,295,985	7,405,603	2,227,807	1,484,914	10,235,901	6,404,119

CHANGES IN UNITS:
Beginning units	552,963	360,020	891,271	1,376,843	289,258	294,413	570,418	492,895

Units purchased	83,540	387,566	235,755	296,994	434,206	499,434	318,921	309,590
Units redeemed	(121,341)	(194,623)	(372,685)	(782,566)	(315,448)	(504,589)	(178,156)	(232,067)

Ending units	515,162	552,963	754,341	891,271	408,016	289,258	711,183	570,418

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVEA		DFVGMI		DFVGB		DFVIS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$463,268	166,351	1,224,786	971,923	3,003,547	5,129,584	1,647,343	918,477
Realized gain (loss) on investments	(71,046)	16,336	1,141,658	926,843	(368,308)	(232,430)	(348,555)	1,243,396

Change in unrealized gain (loss) on investments	3,840,669	(1,554,001)	6,661,783	(6,208,209)	2,123,814	(3,070,273)	11,155,092	(18,163,454)
Reinvested capital gains	211,702	56,890	469,485	163,979	-	-	797,903	2,776,852

Net increase (decrease) in contract owners' equity
resulting from operations	4,444,593	(1,314,424)	9,497,712	(4,145,464)	4,759,053	1,826,881	13,251,783	(13,224,729)
Equity transactions:

Purchase payments received from contract owners	91,228	395,963	1,531,846	1,749,407	2,639,967	3,294,472	989,915	1,568,235
Transfers between funds	17,499,115	10,554,152	6,674,374	12,142,973	13,493,391	22,819,186	5,411,996	11,544,783

Redemptions (notes 2 and 3)	(709,000)	(319,683)	(3,283,331)	(2,617,685)	(7,905,211)	(5,488,820)	(2,990,117)	(2,551,883)
Adjustments to maintain reserves	(13)	6	2	(15)	45	(36)	(10)	(1)

Net equity transactions	16,881,330	10,630,438	4,922,891	11,274,680	8,228,192	20,624,802	3,411,784	10,561,134

Net change in contract owners' equity	21,325,923	9,316,014	14,420,603	7,129,216	12,987,245	22,451,683	16,663,567	(2,663,595)

Contract owners' equity beginning of period	10,275,530	959,516	50,430,158	43,300,942	117,557,771	95,106,088	55,069,538	57,733,133

Contract owners' equity end of period	$31,601,453	10,275,530	64,850,761	50,430,158	130,545,016	117,557,771	71,733,105	55,069,538

CHANGES IN UNITS:
Beginning units	1,119,460	92,505	4,447,310	3,538,578	10,444,018	8,490,011	4,385,017	3,593,622

Units purchased	1,884,902	1,149,948	1,181,977	1,743,206	2,901,220	3,493,294	1,296,574	1,696,120
Units redeemed	(260,477)	(122,993)	(767,019)	(834,474)	(2,129,110)	(1,539,287)	(946,734)	(904,725)

Ending units	2,743,885	1,119,460	4,862,268	4,447,310	11,216,128	10,444,018	4,734,857	4,385,017

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$3,194,738	2,518,186	1,633,919	1,079,591	2,849,856	2,795,319	1,095,432	615,534
Realized gain (loss) on investments	(520,830)	661,324	284,660	8,531	1,845,206	2,359,565	(237,926)	601,290

Change in unrealized gain (loss) on investments	11,047,742	(21,602,081)	(58,425)	(72,455)	25,444,375	(26,121,024)	13,205,050	(19,077,577)
Reinvested capital gains	-	284,638	-	-	1,635,820	3,077,354	2,299,111	4,689,266

Net increase (decrease) in contract owners' equity
resulting from operations	13,721,650	(18,137,933)	1,860,154	1,015,667	31,775,257	(17,888,786)	16,361,667	(13,171,487)
Equity transactions:

Purchase payments received from contract owners	1,598,161	2,397,761	5,815,148	7,483,484	3,472,071	3,879,216	1,942,845	2,103,672
Transfers between funds	1,226,242	25,258,689	(5,869,950)	36,811,047	8,325,837	30,042,205	11,660,114	12,156,469

Redemptions (notes 2 and 3)	(5,773,613)	(3,808,660)	(4,763,370)	(4,861,529)	(8,182,241)	(8,829,346)	(3,883,986)	(3,436,175)
Adjustments to maintain reserves	40	42	(100)	(63)	(93)	(51)	(27)	35

Net equity transactions	(2,949,170)	23,847,832	(4,818,272)	39,432,939	3,615,574	25,092,024	9,718,946	10,824,001

Net change in contract owners' equity	10,772,480	5,709,899	(2,958,118)	40,448,606	35,390,831	7,203,238	26,080,613	(2,347,486)

Contract owners' equity beginning of period	90,969,213	85,259,314	85,311,447	44,862,841	125,371,384	118,168,146	68,855,816	71,203,302

Contract owners' equity end of period	$101,741,693	90,969,213	82,353,329	85,311,447	160,762,215	125,371,384	94,936,429	68,855,816

CHANGES IN UNITS:
Beginning units	8,599,113	6,469,950	8,291,884	4,399,621	8,406,460	6,606,131	5,121,597	4,249,985

Units purchased	1,896,997	3,391,704	3,398,967	6,905,480	2,262,326	3,539,528	1,837,930	1,766,286
Units redeemed	(2,137,521)	(1,262,541)	(3,866,370)	(3,013,217)	(1,933,509)	(1,739,199)	(1,049,701)	(894,674)

Ending units	8,358,589	8,599,113	7,824,481	8,291,884	8,735,277	8,406,460	5,909,826	5,121,597

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ETVFR		FVK2S		FVU2		FHIB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,838,294	3,464,528	-	(426)	196,334	271,219	690,881	867,206
Realized gain (loss) on investments	(754,462)	(134,798)	179,264	230,342	145,930	90,681	(334,709)	(303,440)

Change in unrealized gain (loss) on
investments	2,667,026	(3,258,760)	675,834	(614,186)	1,333,636	(1,223,488)	1,182,351	(971,864)
Reinvested capital gains	-	-	627,773	361,736	-	-	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	4,750,858	70,970	1,482,871	(22,534)	1,675,900	(861,588)	1,538,523	(408,098)
Equity transactions:

Purchase payments received from
contract owners	803,050	1,362,500	247,003	120,974	53,072	53,816	212,590	134,374
Transfers between funds	(10,928,689)	14,482,855	407,252	1,661,606	(985,534)	1,240,696	3,980,952	(1,833,421)

Redemptions (notes 2 and 3)	(4,188,977)	(5,935,383)	(458,086)	(203,533)	(1,189,611)	(606,292)	(469,328)	(866,104)
Adjustments to maintain reserves	(958)	(587)	(2)	2	(1)	2	4	6

Net equity transactions	(14,315,574)	9,909,385	196,167	1,579,049	(2,122,074)	688,222	3,724,218	(2,565,145)

Net change in contract owners' equity	(9,564,716)	9,980,355	1,679,038	1,556,515	(446,174)	(173,366)	5,262,741	(2,973,243)

Contract owners' equity beginning of
period	74,133,739	64,153,384	4,144,374	2,587,859	9,320,019	9,493,385	9,474,554	12,447,797

Contract owners' equity end of period	$64,569,023	74,133,739	5,823,412	4,144,374	8,873,845	9,320,019	14,737,295	9,474,554

CHANGES IN UNITS:
Beginning units	5,587,260	4,810,840	187,193	113,310	393,049	362,525	404,448	502,770

Units purchased	2,503,951	8,190,177	318,637	364,985	54,817	153,881	406,665	373,854
Units redeemed	(3,537,490)	(7,413,757)	(310,931)	(291,102)	(139,223)	(123,357)	(265,316)	(472,176)

Ending units	4,553,721	5,587,260	194,899	187,193	308,643	393,049	545,797	404,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVTV2		FVICA2		FVF702		FVF602
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$4,442	7,378	58,657	78,345	18	12	12,148	9,626
Realized gain (loss) on investments	4,884	2,620	533,277	1,207,894	-	-	(3,305)	(2)

Change in unrealized gain (loss) on investments	51,774	(52,407)	4,299,062	(3,542,964)	93	(241)	15,443	(165,191)
Reinvested capital gains	11,360	14,805	164,022	175,407	177	123	136,069	99,963

Net increase (decrease) in contract owners' equity
resulting from operations	72,460	(27,604)	5,055,018	(2,081,318)	288	(106)	160,355	(55,604)
Equity transactions:

Purchase payments received from contract owners	-	-	686,665	827,267	-	-	-	-
Transfers between funds	-	(15,100)	2,200,512	5,549,602	-	-	-	-

Redemptions (notes 2 and 3)	(170,378)	(43,928)	(1,125,572)	(1,149,488)	(1)	-	(18,249)	(18,723)
Adjustments to maintain reserves	(1)	-	7	2	-	-	-	-

Net equity transactions	(170,379)	(59,028)	1,761,612	5,227,383	(1)	-	(18,249)	(18,723)

Net change in contract owners' equity	(97,919)	(86,632)	6,816,630	3,146,065	287	(106)	142,106	(74,327)

Contract owners' equity beginning of period	439,817	526,449	14,289,945	11,143,880	1,279	1,385	799,610	873,937

Contract owners' equity end of period	$341,898	439,817	21,106,575	14,289,945	1,566	1,279	941,716	799,610

CHANGES IN UNITS:
Beginning units	33,456	37,646	897,019	584,886	84	84	54,220	55,402

Units purchased	11,494	1	574,255	768,000	-	-	-	-
Units redeemed	(23,030)	(4,191)	(472,074)	(455,867)	(1)	-	(1,117)	(1,182)

Ending units	21,920	33,456	999,200	897,019	83	84	53,103	54,220

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVF502		FVF202		FVFI2		FDSCS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$5,960	6,019	326	301	35,347	14,583	30,656	17,468
Realized gain (loss) on investments	2,319	9,315	(4)	(9)	(2,389)	(13,420)	(141,584)	(21,283)

Change in unrealized gain (loss) on investments	18,818	(80,398)	744	(1,375)	64,772	(37,886)	556,006	(669,031)
Reinvested capital gains	39,612	40,952	704	753	21,760	7,971	236,725	238,248

Net increase (decrease) in contract owners' equity
resulting from operations	66,709	(24,112)	1,770	(330)	119,490	(28,752)	681,803	(434,598)
Equity transactions:

Purchase payments received from contract owners	(22,102)	23,472	-	-	10,385	(5)	114,251	59,624
Transfers between funds	-	(811)	-	-	1,002,939	308,266	1,593,728	816,434

Redemptions (notes 2 and 3)	(86,286)	(124,244)	(251)	(269)	(120,427)	(66,518)	(230,181)	(284,168)
Adjustments to maintain reserves	1	-	-	-	(2)	-	(2)	2

Net equity transactions	(108,387)	(101,583)	(251)	(269)	892,895	241,743	1,477,796	591,892

Net change in contract owners' equity	(41,678)	(125,695)	1,519	(599)	1,012,385	212,991	2,159,599	157,294

Contract owners' equity beginning of period	433,135	558,830	17,459	18,058	959,596	746,605	2,604,104	2,446,810

Contract owners' equity end of period	$391,457	433,135	18,978	17,459	1,971,981	959,596	4,763,703	2,604,104

CHANGES IN UNITS:
Beginning units	31,022	37,873	1,445	1,467	89,100	67,778	131,200	104,854

Units purchased	-	4,724	-	-	100,574	65,181	121,115	65,917
Units redeemed	(7,200)	(11,575)	(19)	(22)	(25,772)	(43,859)	(52,822)	(39,571)

Ending units	23,822	31,022	1,426	1,445	163,902	89,100	199,493	131,200

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FC2		FVSS2		FB2		FDCA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$52,242	111,470	298	179	289,448	202,595	195	161
Realized gain (loss) on investments	601,592	230,490	(499)	196	(22,929)	532,824	-	-

Change in unrealized gain (loss) on investments	2,966,214	(4,291,957)	4,693	(6,155)	2,779,173	(2,370,083)	4,512	(7,254)
Reinvested capital gains	3,018,430	2,330,810	1,884	1,120	785,497	725,880	8,113	4,750

Net increase (decrease) in contract owners' equity
resulting from operations	6,638,478	(1,619,187)	6,376	(4,660)	3,831,189	(908,784)	12,820	(2,343)
Equity transactions:

Purchase payments received from contract owners	484,871	574,606	-	-	977,594	499,263	-	-
Transfers between funds	(1,813,320)	(809,713)	(3,572)	(8,419)	2,581,484	2,618,982	-	-

Redemptions (notes 2 and 3)	(1,416,343)	(2,101,102)	(1,268)	(84)	(1,800,623)	(1,055,846)	-	-
Adjustments to maintain reserves	-	(5)	-	-	2	2	-	-

Net equity transactions	(2,744,792)	(2,336,214)	(4,840)	(8,503)	1,758,457	2,062,401	-	-

Net change in contract owners' equity	3,893,686	(3,955,401)	1,536	(13,163)	5,589,646	1,153,617	12,820	(2,343)

Contract owners' equity beginning of period	22,148,140	26,103,541	21,177	34,340	14,717,946	13,564,329	42,988	45,331

Contract owners' equity end of period	$26,041,826	22,148,140	22,713	21,177	20,307,592	14,717,946	55,808	42,988

CHANGES IN UNITS:
Beginning units	1,041,780	1,135,722	1,179	1,577	846,759	725,264	1,876	1,876

Units purchased	485,987	408,494	-	-	533,030	591,314	-	-
Units redeemed	(589,319)	(502,436)	(236)	(398)	(442,578)	(469,819)	-	-

Ending units	938,448	1,041,780	943	1,179	937,211	846,759	1,876	1,876

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FEI2		FGI2		FGO2		FG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$65,427	59,285	101,713	14,979	-	3,077	7,408	3,844
Realized gain (loss) on investments	(137,474)	354,571	(233,646)	(393,669)	696,695	717,125	158,838	512,527

Change in unrealized gain (loss) on investments	637,877	(805,864)	599,224	(793,181)	3,231,145	(1,080,114)	2,570,178	(2,037,279)
Reinvested capital gains	196,373	175,471	270,668	446,126	1,015,910	223,548	843,622	1,337,084

Net increase (decrease) in contract owners' equity
resulting from operations	762,203	(216,537)	737,959	(725,745)	4,943,750	(136,364)	3,580,046	(183,824)
Equity transactions:

Purchase payments received from contract owners	58,759	52,303	(9,511)	111,261	541,893	211,951	263,684	222,619
Transfers between funds	1,233,219	(1,967,427)	(637,713)	900,461	18,553,138	4,527,049	1,586,715	(2,118,299)

Redemptions (notes 2 and 3)	(442,619)	(90,076)	(144,814)	(760,701)	(1,030,378)	(302,192)	(929,864)	(1,762,189)
Adjustments to maintain reserves	-	2	-	2	1	(4)	1	-

Net equity transactions	849,359	(2,005,198)	(792,038)	251,023	18,064,654	4,436,804	920,536	(3,657,869)

Net change in contract owners' equity	1,611,562	(2,221,735)	(54,079)	(474,722)	23,008,404	4,300,440	4,500,582	(3,841,693)

Contract owners' equity beginning of period	2,477,368	4,699,103	2,962,632	3,437,354	8,253,790	3,953,350	9,474,876	13,316,569

Contract owners' equity end of period	$4,088,930	2,477,368	2,908,553	2,962,632	31,262,194	8,253,790	13,975,458	9,474,876

CHANGES IN UNITS:
Beginning units	122,538	212,589	134,053	141,175	278,170	139,585	357,880	500,278

Units purchased	128,511	31,956	33,789	313,177	887,890	470,439	435,400	333,413
Units redeemed	(89,842)	(122,007)	(66,082)	(320,299)	(446,262)	(331,854)	(395,946)	(475,811)

Ending units	161,207	122,538	101,760	134,053	719,798	278,170	397,334	357,880

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FHI2		FIGBP2		FMC2		FO2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$767,732	701,140	1,016,478	543,952	44,723	28,777	115,861	93,567
Realized gain (loss) on investments	385,990	(1,206,827)	143,727	(336,306)	(446,025)	234,498	204,898	1,052,011

Change in unrealized gain (loss) on investments	209,890	(51,613)	1,789,800	(486,505)	961,656	(2,023,965)	1,134,902	(2,307,894)
Reinvested capital gains	-	-	-	122,890	823,454	626,068	253,328	-

Net increase (decrease) in contract owners' equity
resulting from operations	1,363,612	(557,300)	2,950,005	(155,969)	1,383,808	(1,134,622)	1,708,989	(1,162,316)
Equity transactions:

Purchase payments received from contract owners	292,848	134,711	493,176	915,976	183,259	265,488	38,495	567,645
Transfers between funds	10,918,242	(2,092,380)	15,087,255	2,065,329	(25,136)	532,680	354,845	488,192

Redemptions (notes 2 and 3)	(1,149,931)	(635,028)	(1,286,274)	(2,029,816)	(748,434)	(672,153)	(239,196)	(4,660,471)
Adjustments to maintain reserves	3	2	(2)	(5)	2	-	2	-

Net equity transactions	10,061,162	(2,592,695)	14,294,155	951,484	(590,309)	126,015	154,146	(3,604,634)

Net change in contract owners' equity	11,424,774	(3,149,995)	17,244,160	795,515	793,499	(1,008,607)	1,863,135	(4,766,950)

Contract owners' equity beginning of period	4,062,742	7,212,737	25,147,996	24,352,481	5,942,869	6,951,476	6,297,777	11,064,727

Contract owners' equity end of period	$15,487,516	4,062,742	42,392,156	25,147,996	6,736,368	5,942,869	8,160,912	6,297,777

CHANGES IN UNITS:
Beginning units	284,464	484,401	2,024,409	1,944,337	351,121	344,395	480,633	717,186

Units purchased	2,067,683	2,088,860	1,994,318	1,347,716	148,149	198,920	116,602	186,201
Units redeemed	(1,410,407)	(2,288,797)	(899,035)	(1,267,644)	(176,279)	(192,194)	(108,750)	(422,754)

Ending units	941,740	284,464	3,119,692	2,024,409	322,991	351,121	488,485	480,633

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FV2		FRESS2		FVSIS2		FEOVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$53,550	25,682	175,934	282,723	1,009,804	1,041,998	159,934	1,081,596
Realized gain (loss) on investments	(53,047)	241,238	317,674	(1,292,490)	64,287	145,089	(287,907)	(373,991)

Change in unrealized gain (loss) on investments	568,454	(867,374)	1,421,158	(413,070)	1,754,110	(2,070,742)	6,043,915	(8,677,687)
Reinvested capital gains	210,214	189,619	233,295	555,926	239,090	52,650	1,733,920	2,575,785

Net increase (decrease) in contract owners' equity
resulting from operations	779,171	(410,835)	2,148,061	(866,911)	3,067,291	(831,005)	7,649,862	(5,394,297)
Equity transactions:

Purchase payments received from contract owners	17,944	273,290	118,477	118,416	561,132	576,997	768,435	744,365
Transfers between funds	678,715	(739,266)	87,133	487,253	2,980,790	(828,731)	1,853,210	4,689,574

Redemptions (notes 2 and 3)	(126,936)	(330,684)	(630,963)	(483,778)	(1,522,847)	(3,296,693)	(2,621,316)	(2,441,602)
Adjustments to maintain reserves	(1)	(2)	1	(2)	(6)	9	1	4

Net equity transactions	569,722	(796,662)	(425,352)	121,889	2,019,069	(3,548,418)	330	2,992,341

Net change in contract owners' equity	1,348,893	(1,207,497)	1,722,709	(745,022)	5,086,360	(4,379,423)	7,650,192	(2,401,956)

Contract owners' equity beginning of period	2,483,318	3,690,815	9,979,649	10,724,671	28,453,418	32,832,841	44,544,251	46,946,207

Contract owners' equity end of period	$3,832,211	2,483,318	11,702,358	9,979,649	33,539,778	28,453,418	52,194,443	44,544,251

CHANGES IN UNITS:
Beginning units	131,788	157,607	532,476	531,633	2,170,168	2,431,611	2,280,382	2,122,837

Units purchased	81,158	48,803	330,003	404,917	507,978	800,044	534,085	735,881
Units redeemed	(60,141)	(74,622)	(353,375)	(404,074)	(363,387)	(1,061,487)	(521,845)	(578,336)

Ending units	152,805	131,788	509,104	532,476	2,314,759	2,170,168	2,292,622	2,280,382

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVMS2		FTVIS2		FTVGR2		FTVRD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$61,617	104,041	1,200,371	987,223	110,544	103,180	90,236	66,653
Realized gain (loss) on investments	(94,868)	12,906	57,244	434,972	131,044	(819)	(268,123)	266,791

Change in unrealized gain (loss) on
investments	410,356	(655,008)	1,716,854	(2,320,169)	375,454	(343,411)	762,379	(1,013,759)
Reinvested capital gains	329,467	162,247	362,796	-	86,431	-	1,119,022	322,913

Net increase (decrease) in
contract owners' equity
resulting from operations	706,572	(375,814)	3,337,265	(897,974)	703,473	(241,050)	1,703,514	(357,402)
Equity transactions:

Purchase payments received from
contract owners	440,049	55,764	619,037	434,451	31,152	49,586	159,353	159,728
Transfers between funds	(1,345,588)	(326,115)	3,712,223	1,628,490	(607,775)	7,196	1,432,520	1,796,455

Redemptions (notes 2 and 3)	(456,370)	(277,853)	(2,875,266)	(2,045,326)	(222,643)	(524,613)	(639,992)	(582,615)
Adjustments to maintain reserves	(3)	-	5	2	-	-	(1)	-

Net equity transactions	(1,361,912)	(548,204)	1,455,999	17,617	(799,266)	(467,831)	951,880	1,373,568

Net change in contract owners' equity	(655,340)	(924,018)	4,793,264	(880,357)	(95,793)	(708,881)	2,655,394	1,016,166

Contract owners' equity beginning of period	3,672,133	4,596,151	19,209,394	20,089,751	3,292,821	4,001,702	5,788,406	4,772,240

Contract owners' equity end of period	$3,016,793	3,672,133	24,002,658	19,209,394	3,197,028	3,292,821	8,443,800	5,788,406

CHANGES IN UNITS:
Beginning units	163,064	184,636	836,996	822,566	155,608	176,295	452,568	353,681

Units purchased	35,653	24,481	440,629	312,137	99,396	52,783	436,045	625,662
Units redeemed	(87,550)	(46,053)	(373,862)	(297,707)	(131,546)	(73,470)	(374,470)	(526,775)

Ending units	111,167	163,064	903,763	836,996	123,458	155,608	514,143	452,568

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVUG2		FTVGI2		FTVSI2		GVMSA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$213,559	125,494	2,787,296	(438)	667,098	384,009	60,669	51,974
Realized gain (loss) on investments	131,642	(242,999)	608,653	(1,240,453)	48,944	(285,729)	(60,132)	(178,126)

Change in unrealized gain (loss) on investments	39,292	113,678	(2,371,154)	1,814,264	292,785	(402,194)	172,304	(216,001)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	384,493	(3,827)	1,024,795	573,373	1,008,827	(303,914)	172,841	(342,153)
Equity transactions:

Purchase payments received from contract owners	60,114	112,697	689,347	430,724	300,260	191,479	20,538	406,552
Transfers between funds	5,031,584	1,016,451	3,004,423	4,682,357	641,736	(1,160,983)	135,192	(2,368,264)

Redemptions (notes 2 and 3)	(1,010,317)	(468,896)	(3,205,277)	(2,541,682)	(1,061,292)	(958,171)	(100,872)	(308,923)
Adjustments to maintain reserves	4	4	7	(9)	(12)	(2)	-	(4)

Net equity transactions	4,081,385	660,256	488,500	2,571,390	(119,308)	(1,927,677)	54,858	(2,270,639)

Net change in contract owners' equity	4,465,878	656,429	1,513,295	3,144,763	889,519	(2,231,591)	227,699	(2,612,792)

Contract owners' equity beginning of period	5,610,433	4,954,004	43,645,853	40,501,090	12,687,386	14,918,977	2,199,481	4,812,273

Contract owners' equity end of period	$10,076,311	5,610,433	45,159,148	43,645,853	13,576,905	12,687,386	2,427,180	2,199,481

CHANGES IN UNITS:
Beginning units	444,076	393,440	2,493,238	2,349,834	684,262	786,842	239,305	486,478

Units purchased	986,752	717,672	1,102,758	1,517,690	238,369	131,235	92,892	222,420
Units redeemed	(668,005)	(667,036)	(1,066,600)	(1,374,286)	(241,211)	(233,815)	(89,087)	(469,593)

Ending units	762,823	444,076	2,529,396	2,493,238	681,420	684,262	243,110	239,305

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVGMNS		GVR2XS		GVRUGM		GVLCVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,369	1,038	10,591	(46)	14,833	11,257	609	471
Realized gain (loss) on investments	1	1	39,915	(205,309)	-	-	59	163

Change in unrealized gain (loss) on investments	8,457	(10,140)	51,127	(107,359)	-	-	3,840	(6,202)
Reinvested capital gains	6,928	2,361	-	147,628	-	50	2,153	2,319

Net increase (decrease) in contract owners' equity resulting from
operations	17,755	(6,740)	101,633	(165,086)	14,833	11,307	6,661	(3,249)
Equity transactions:

Purchase payments received from contract owners	-	-	671	8,991	-	-	-	-
Transfers between funds	-	-	1,935,866	(1,830,773)	(4,793)	(21,810)	-	-

Redemptions (notes 2 and 3)	(25)	(27)	(102,449)	(115,511)	(148,108)	(393,878)	(824)	(1,011)
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	(25)	(27)	1,834,088	(1,937,293)	(152,901)	(415,688)	(824)	(1,011)

Net change in contract owners' equity	17,730	(6,767)	1,935,721	(2,102,379)	(138,068)	(404,381)	5,837	(4,260)

Contract owners' equity beginning of period	148,755	155,522	490,175	2,592,554	1,752,738	2,157,119	30,963	35,223

Contract owners' equity end of period	$166,485	148,755	2,425,896	490,175	1,614,670	1,752,738	36,800	30,963

CHANGES IN UNITS:
Beginning units	13,178	13,180	35,705	135,992	157,164	194,564	1,508	1,552

Units purchased	-	-	1,946,227	6,288,423	-	-	-	3
Units redeemed	(2)	(2)	(1,864,157)	(6,388,710)	(13,626)	(37,400)	(37)	(47)

Ending units	13,176	13,178	117,775	35,705	143,538	157,164	1,471	1,508

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVTRBE		RVMFU		RSRF		RBKF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,644,330	1,816,358	28,723	(1)	12,989	(52)	6,490	8,227
Realized gain (loss) on investments	(111,619)	20,745	25,276	(47,707)	(266,192)	51,114	321,028	(60,334)

Change in unrealized gain (loss) on investments	1,084,778	(1,446,556)	165,962	(270,346)	381,075	(921,888)	62,038	(94,949)
Reinvested capital gains	-	-	-	-	-	437,303	-	420

Net increase (decrease) in contract owners' equity resulting
from operations	2,617,489	390,547	219,961	(318,054)	127,872	(433,523)	389,556	(146,636)
Equity transactions:

Purchase payments received from contract owners	1,009,577	595,400	25,763	(34)	7,239	100,335	13,073	21,847
Transfers between funds	10,124,524	4,922,780	239,651	562,198	(147,124)	(53,637)	(657,152)	(1,186,323)

Redemptions (notes 2 and 3)	(7,665,534)	(2,402,686)	(257,741)	(168,208)	(151,096)	(174,163)	(122,169)	(229,529)
Adjustments to maintain reserves	(12)	11	-	(2)	-	-	(1)	-

Net equity transactions	3,468,555	3,115,505	7,673	393,954	(290,981)	(127,465)	(766,249)	(1,394,005)

Net change in contract owners' equity	6,086,044	3,506,052	227,634	75,900	(163,109)	(560,988)	(376,693)	(1,540,641)

Contract owners' equity beginning of period	49,735,347	46,229,295	2,927,147	2,851,247	2,431,116	2,992,104	2,244,604	3,785,245

Contract owners' equity end of period	$55,821,391	49,735,347	3,154,781	2,927,147	2,268,007	2,431,116	1,867,911	2,244,604

CHANGES IN UNITS:
Beginning units	3,536,111	3,308,760	424,377	376,058	149,423	158,587	284,355	387,506

Units purchased	2,140,113	2,059,885	219,713	265,432	30,872	163,504	1,069,049	1,794,121
Units redeemed	(1,870,764)	(1,832,534)	(221,146)	(217,113)	(47,739)	(172,668)	(1,169,098)	(1,897,272)

Ending units	3,805,460	3,536,111	422,944	424,377	132,556	149,423	184,306	284,355

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RBMF		RBF		RVCMD		RCPF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	5,693	(120)	(388)	19,553	136,040	66,997	21,043
Realized gain (loss) on investments	63,792	(197,857)	223,982	(58,870)	(197,518)	(303,520)	368,247	(405,345)

Change in unrealized gain (loss) on investments	29,845	(152,327)	457,636	(518,316)	312,688	(323,687)	789,040	(524,917)
Reinvested capital gains	32,598	21,379	81,666	10,650	-	-	16,184	106,161

Net increase (decrease) in contract owners' equity resulting
from operations	126,235	(323,112)	763,164	(566,924)	134,723	(491,167)	1,240,468	(803,058)
Equity transactions:

Purchase payments received from contract owners	3,870	48,751	53,731	23,407	41,675	24,486	63,365	72,681
Transfers between funds	133,625	(4,086,583)	(275,650)	(1,864,244)	142,420	5,281	2,989,668	1,629,797

Redemptions (notes 2 and 3)	(47,414)	(232,664)	(218,018)	(186,832)	(43,849)	(256,278)	(621,459)	(276,868)
Adjustments to maintain reserves	1	2	2	(2)	-	(4)	(2)	2

Net equity transactions	90,082	(4,270,494)	(439,935)	(2,027,671)	140,246	(226,515)	2,431,572	1,425,612

Net change in contract owners' equity	216,317	(4,593,606)	323,229	(2,594,595)	274,969	(717,682)	3,672,040	622,554

Contract owners' equity beginning of period	726,633	5,320,239	2,923,491	5,518,086	1,195,784	1,913,466	5,214,479	4,591,925

Contract owners' equity end of period	$942,950	726,633	3,246,720	2,923,491	1,470,753	1,195,784	8,886,519	5,214,479

CHANGES IN UNITS:
Beginning units	37,364	223,073	78,667	114,670	474,752	667,645	187,403	145,024

Units purchased	189,190	256,071	239,207	254,803	2,840,083	10,200,945	792,175	653,287
Units redeemed	(187,011)	(441,780)	(243,824)	(290,806)	(2,792,899)	(10,393,838)	(708,004)	(610,908)

Ending units	39,543	37,364	74,050	78,667	521,936	474,752	271,574	187,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVLDD		RELF		RENF		RESF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$23,770	5,267	(150)	(172)	3,631	28,177	(5)	5,741
Realized gain (loss) on investments	660,576	(715,780)	444,985	(367,610)	(646,105)	97,085	(99,220)	(174,792)

Change in unrealized gain (loss) on investments	377,911	(669,627)	248,250	63,900	842,140	(781,788)	96,759	(23,522)
Reinvested capital gains	-	651,192	21,828	39,542	-	-	-	-

Net increase (decrease) in contract owners' equity resulting
from operations	1,062,257	(728,948)	714,913	(264,340)	199,666	(656,526)	(2,466)	(192,573)
Equity transactions:

Purchase payments received from contract owners	21,591	164,824	4,754	60,893	2,732	36,567	14,597	(332)
Transfers between funds	(540,799)	(5,242,549)	2,577,765	(1,828,956)	2,050,651	410,002	800,658	(49,338)

Redemptions (notes 2 and 3)	(202,630)	(414,481)	(165,592)	(164,778)	(224,746)	(386,083)	(17,819)	(49,257)
Adjustments to maintain reserves	(1)	-	(2)	2	(2)	(2)	2	-

Net equity transactions	(721,839)	(5,492,206)	2,416,925	(1,932,839)	1,828,635	60,484	797,438	(98,927)

Net change in contract owners' equity	340,418	(6,221,154)	3,131,838	(2,197,179)	2,028,301	(596,042)	794,972	(291,500)

Contract owners' equity beginning of period	2,379,809	8,600,963	759,317	2,956,496	1,708,941	2,304,983	167,053	458,553

Contract owners' equity end of period	$2,720,227	2,379,809	3,891,155	759,317	3,737,242	1,708,941	962,025	167,053

CHANGES IN UNITS:
Beginning units	60,153	184,672	35,760	111,519	163,564	162,891	29,964	44,703

Units purchased	669,977	1,033,199	463,511	439,001	648,933	4,772,757	1,261,991	940,602
Units redeemed	(675,090)	(1,157,718)	(391,669)	(514,760)	(475,377)	(4,772,084)	(1,119,172)	(955,341)

Ending units	55,040	60,153	107,602	35,760	337,120	163,564	172,783	29,964

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RLCE		RFSF		RUGB		RHCF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$47,874	2,158	25,776	7,721	66,108	65,409	(16)	(105)
Realized gain (loss) on investments	133,165	(211,484)	63,556	(34,997)	416,800	(104,462)	233,710	(372,590)

Change in unrealized gain (loss) on investments	55,736	(19,630)	177,729	(114,417)	(111,733)	77,477	182,483	(192,682)
Reinvested capital gains	-	-	120,464	-	-	11,652	87,059	68,202

Net increase (decrease) in contract owners' equity resulting
from operations	236,775	(228,956)	387,525	(141,693)	371,175	50,076	503,236	(497,175)
Equity transactions:

Purchase payments received from contract owners	-	(67)	30,657	5,788	64,366	41,222	1,624	127,403
Transfers between funds	933,947	(292,078)	2,176,730	(5,009,207)	(1,680,337)	2,234,171	(138,673)	871,085

Redemptions (notes 2 and 3)	(18,772)	(107,334)	(127,658)	(146,905)	(420,746)	(452,161)	(175,620)	(1,532,210)
Adjustments to maintain reserves	(2)	-	(2)	(2)	(1)	-	(3)	(4)

Net equity transactions	915,173	(399,479)	2,079,727	(5,150,326)	(2,036,718)	1,823,232	(312,672)	(533,726)

Net change in contract owners' equity	1,151,948	(628,435)	2,467,252	(5,292,019)	(1,665,543)	1,873,308	190,564	(1,030,901)

Contract owners' equity beginning of period	277,249	905,684	987,656	6,279,675	4,023,961	2,150,653	2,031,516	3,062,417

Contract owners' equity end of period	$1,429,197	277,249	3,454,908	987,656	2,358,418	4,023,961	2,222,080	2,031,516

CHANGES IN UNITS:
Beginning units	30,906	81,802	77,058	429,738	218,724	110,686	70,343	100,406

Units purchased	2,294,206	792,225	1,116,573	2,298,645	8,648,590	12,943,500	513,180	985,040
Units redeemed	(2,201,061)	(843,121)	(982,066)	(2,651,325)	(8,757,542)	(12,835,462)	(519,512)	(1,015,103)

Ending units	124,051	30,906	211,565	77,058	109,772	218,724	64,011	70,343

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RINF		RVIDD		RJNF		RVIMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$(136)	(643)	-	(13)	-	-	160	(17)
Realized gain (loss) on investments	136,374	(408,071)	(475,012)	857,270	(265,960)	149,446	(33,919)	(47,221)

Change in unrealized gain (loss) on investments	133,841	(93,080)	12,622	(19,342)	121,868	(69,615)	975	(4,934)
Reinvested capital gains	-	48,746	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	270,079	(453,048)	(462,390)	837,915	(144,092)	79,831	(32,784)	(52,172)
Equity transactions:

Purchase payments received from contract owners	2,830	48,382	2,726	27,767	1,282	24,632	-	37,733
Transfers between funds	(46,041)	598,842	231,872	(599,874)	(691,153)	(68,283)	(215,092)	319,649

Redemptions (notes 2 and 3)	(153,793)	(235,324)	(11,343)	(18,376)	(245,589)	(229,122)	(1,733)	(3,828)
Adjustments to maintain reserves	1	(2)	35	15	(2)	4	-	-

Net equity transactions	(197,003)	411,898	223,290	(590,468)	(935,462)	(272,769)	(216,825)	353,554

Net change in contract owners' equity	73,076	(41,150)	(239,100)	247,447	(1,079,554)	(192,938)	(249,609)	301,382

Contract owners' equity beginning of period	1,291,711	1,332,861	344,641	97,194	2,111,486	2,304,424	319,030	17,648

Contract owners' equity end of period	$1,364,787	1,291,711	105,541	344,641	1,031,932	2,111,486	69,421	319,030

CHANGES IN UNITS:
Beginning units	38,511	35,233	733,189	229,000	548,675	621,502	141,896	9,770

Units purchased	213,073	713,903	116,454,092	82,027,818	7,243,603	8,789,163	265,285	1,380,559
Units redeemed	(221,336)	(710,625)	(116,788,858) (81,523,629) (7,483,021) (8,861,990) (388,460) (1,248,433)

Ending units	30,248	38,511	398,423	733,189	309,257	548,675	18,721	141,896

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RAF		RVISC		RUF		RLCJ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,101	(9)	2,809	(33)	7,027	(26)	2,862	(17)
Realized gain (loss) on investments	(339,075)	27,444	(162,082)	17,733	(370,413)	8,400	36,464	(252,365)

Change in unrealized gain (loss) on
investments	(44,199)	31,212	(103,013)	93,169	30,499	(35,051)	17,970	(29,407)
Reinvested capital gains	-	-	-	-	-	-	-	117,636

Net increase (decrease) in contract
owners' equity resulting from
operations	(381,173)	58,647	(262,286)	110,869	(332,887)	(26,677)	57,296	(164,153)
Equity transactions:

Purchase payments received from contract
owners	299,977	30,486	339	41,651	1,966	28,892	354	31,395
Transfers between funds	(3,950,984)	4,078,352	(1,883,672)	2,457,416	(1,009,639)	2,048,727	(21,798)	(2,351,761)

Redemptions (notes 2 and 3)	(24,881)	(9,161)	(42,223)	(327,225)	(91,046)	(556,091)	(33,854)	(36,651)
Adjustments to maintain reserves	1	(4)	-	2	1	4	-	(2)

Net equity transactions	(3,675,887)	4,099,673	(1,925,556)	2,171,844	(1,098,718)	1,521,532	(55,298)	(2,357,019)

Net change in contract owners' equity	(4,057,060)	4,158,320	(2,187,842)	2,282,713	(1,431,605)	1,494,855	1,998	(2,521,172)

Contract owners' equity beginning of period	4,220,913	62,593	2,408,812	126,099	1,836,332	341,477	127,260	2,648,432

Contract owners' equity end of period	$163,853	4,220,913	220,970	2,408,812	404,727	1,836,332	129,258	127,260

CHANGES IN UNITS:
Beginning units	3,150,395	45,895	1,337,839	77,597	688,685	139,407	7,222	106,144

Units purchased	9,161,831	22,069,512	2,860,501	6,393,814	46,927,865	28,017,488	133,409	477,807
Units redeemed	(12,240,834)	(18,965,012)	(4,096,520)	(5,133,572)	(47,432,006)	(27,468,210)	(135,336)	(576,729)

Ending units	71,392	3,150,395	101,820	1,337,839	184,544	688,685	5,295	7,222

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RLF		RMED		RVARS		RVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$3,410	12,038	4,395	137	55,025	(8)	66,084	(2,961)
Realized gain (loss) on investments	370,248	(197,794)	567,614	(686,907)	1,351	(461)	10,360,038	(4,084,737)

Change in unrealized gain (loss) on
investments	161,329	(157,018)	890	1,890	56,065	(146,460)	5,602,852	(3,026,393)
Reinvested capital gains	13,653	102,230	-	17,808	-	-	-	4,110,566

Net increase (decrease) in contract
owners' equity resulting from
operations	548,640	(240,544)	572,899	(667,072)	112,441	(146,929)	16,028,974	(3,003,525)
Equity transactions:

Purchase payments received from contract
owners	15,318	11,389	25,362	55,991	119,977	19,952	2,191,365	1,393,360
Transfers between funds	2,338,096	(3,771,332)	(101,871)	751,310	(21,155)	(588,562)	8,798,370	(89,416)

Redemptions (notes 2 and 3)	(73,056)	(147,896)	(435,751)	(147,202)	(170,509)	(177,306)	(2,946,194)	(2,293,730)
Adjustments to maintain reserves	-	-	(2)	(2)	2	(2)	(1)	(5)

Net equity transactions	2,280,358	(3,907,839)	(512,262)	660,097	(71,685)	(745,918)	8,043,540	(989,791)

Net change in contract owners' equity	2,828,998	(4,148,383)	60,637	(6,975)	40,756	(892,847)	24,072,514	(3,993,316)

Contract owners' equity beginning of period	236,944	4,385,327	314,444	321,419	2,299,752	3,192,599	20,298,378	24,291,694

Contract owners' equity end of period	$3,065,942	236,944	375,081	314,444	2,340,508	2,299,752	44,370,892	20,298,378

CHANGES IN UNITS:
Beginning units	9,813	157,210	10,129	8,157	226,813	298,883	255,854	272,759

Units purchased	473,367	484,235	526,944	782,129	60,634	45,389	3,377,941	3,140,848
Units redeemed	(384,967)	(631,632)	(528,194)	(780,157)	(67,627)	(117,459)	(3,349,060)	(3,157,753)

Ending units	98,213	9,813	8,879	10,129	219,820	226,813	284,735	255,854

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ROF		RNF		RPMF		RREF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$16,497	(349)	90,163	39,774	-	161,359	49,135	25,192
Realized gain (loss) on
investments	1,730,293	(536,941)	3,053,461	(2,706,668)	1,380,032	(2,036,378)	316,448	(170,483)

Change in unrealized gain (loss)
on investments	1,730,864	(366,166)	650,440	(94,366)	337,107	(5,574)	287,159	(268,185)
Reinvested capital gains	301,729	680,824	-	1,464,624	-	-	24,243	-

Net increase (decrease) in
contract owners' equity
resulting from operations	3,779,383	(222,632)	3,794,064	(1,296,636)	1,717,139	(1,880,593)	676,985	(413,476)
Equity transactions:

Purchase payments received from
contract owners	256,238	141,186	405,193	309,484	39,461	17,733	1,668	16,413
Transfers between funds	8,097,082	(4,754,884)	(1,528,031)	(8,580,777)	2,234	(6,645,997)	(3,950,653)	3,743,766

Redemptions (notes 2 and 3)	(1,445,732)	(1,379,764)	(2,363,191)	(1,505,382)	(282,358)	(213,309)	(181,649)	(205,195)
Adjustments to maintain reserves	(2)	2	(3)	(6)	(1)	(2)	-	2

Net equity transactions	6,907,586	(5,993,460)	(3,486,032)	(9,776,681)	(240,664)	(6,841,575)	(4,130,634)	3,554,986

Net change in contract owners' equity	10,686,969	(6,216,092)	308,032	(11,073,317)	1,476,475	(8,722,168)	(3,453,649)	3,141,510

Contract owners' equity beginning of
period	7,331,456	13,547,548	13,656,724	24,730,041	2,568,459	11,290,627	4,575,562	1,434,052

Contract owners' equity end of period	$18,018,425	7,331,456	13,964,756	13,656,724	4,044,934	2,568,459	1,121,913	4,575,562

CHANGES IN UNITS:
Beginning units	186,835	319,864	477,803	773,505	288,024	1,055,779	265,558	76,910

Units purchased	2,928,721	5,631,053	4,114,036	7,523,133	1,583,306	11,253,725	853,783	1,699,395
Units redeemed	(2,777,431)	(5,764,082)	(4,254,736)	(7,818,835)	(1,573,302)	(12,021,480)	(1,065,366)	(1,510,747)

Ending units	338,125	186,835	337,103	477,803	298,028	288,024	53,975	265,558

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RRF		RMEK		RTF		RVLCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	666	(122)	-	(323)	3,322	(60)	(138)
Realized gain (loss) on investments	(73,944)	471,444	84,045	(57,815)	2,816,095	(2,406,755)	850,923	(931,202)

Change in unrealized gain (loss) on investments	339,590	(487,415)	(6,190)	7,164	585,855	(499,723)	442,448	(107,123)
Reinvested capital gains	-	-	-	38,614	-	466,359	117,117	551,806

Net increase (decrease) in contract
owners' equity resulting from operations	265,646	(15,305)	77,733	(12,037)	3,401,627	(2,436,797)	1,410,428	(486,657)
Equity transactions:

Purchase payments received from contract
owners	-	15,449	-	7,700	929,463	102,401	9,015	93,718
Transfers between funds	(2,157,902)	(122,115)	(459,262)	(222,840)	7,537,166	4,365,036	533,785	1,021,791

Redemptions (notes 2 and 3)	(70,440)	(848,050)	(24,265)	(43,504)	(425,942)	(409,181)	(420,846)	(613,340)
Adjustments to maintain reserves	(1)	(2)	(1)	-	3	4	1	4

Net equity transactions	(2,228,343)	(954,718)	(483,528)	(258,644)	8,040,690	4,058,260	121,955	502,173

Net change in contract owners' equity	(1,962,697)	(970,023)	(405,795)	(270,681)	11,442,317	1,621,463	1,532,383	15,516

Contract owners' equity beginning of period	2,391,559	3,361,582	464,359	735,040	5,648,156	4,026,693	5,166,565	5,151,049

Contract owners' equity end of period	$428,862	2,391,559	58,564	464,359	17,090,473	5,648,156	6,698,948	5,166,565

CHANGES IN UNITS:
Beginning units	94,984	129,197	18,643	23,736	184,796	109,725	184,894	173,406

Units purchased	256,674	543,638	134,736	309,902	2,493,956	8,612,571	1,223,544	1,455,630
Units redeemed	(337,974)	(577,851)	(151,642)	(314,995)	(2,336,348)	(8,537,500)	(1,220,170)	(1,444,142)

Ending units	13,684	94,984	1,737	18,643	342,404	184,796	188,268	184,894

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVLCV		RVMCG		RVMCV		RVSCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$38,438	23,349	(64)	(112)	-	(15)	(147)	(270)
Realized gain (loss) on investments	242,694	(257,089)	(42,655)	(440,969)	128,151	(429,341)	(191,065)	(319,403)

Change in unrealized gain (loss) on
investments	622,666	(672,449)	237,102	(259,567)	179,870	(231,725)	405,501	(345,590)
Reinvested capital gains	57,635	266,883	-	324,223	-	316,507	-	138,990

Net increase (decrease) in contract
owners' equity resulting from
operations	961,433	(639,306)	194,383	(376,425)	308,021	(344,574)	214,289	(526,273)
Equity transactions:

Purchase payments received from contract
owners	33,813	82,707	881	51,606	11,318	47	15,509	26,522
Transfers between funds	(1,300,535)	(2,295,298)	(497,033)	(170,560)	(167,045)	(2,574,957)	1,329,379	1,092,783

Redemptions (notes 2 and 3)	(258,944)	(514,781)	(114,071)	(82,061)	(90,148)	(249,636)	(129,525)	(1,005,885)
Adjustments to maintain reserves	1	(17)	(1)	(4)	(2)	-	-	(2)

Net equity transactions	(1,525,665)	(2,727,389)	(610,224)	(201,019)	(245,877)	(2,824,546)	1,215,363	113,418

Net change in contract owners' equity	(564,232)	(3,366,695)	(415,841)	(577,444)	62,144	(3,169,120)	1,429,652	(412,855)

Contract owners' equity beginning of period	3,772,098	7,138,793	1,556,432	2,133,876	855,775	4,024,895	2,147,153	2,560,008

Contract owners' equity end of period	$3,207,866	3,772,098	1,140,591	1,556,432	917,919	855,775	3,576,805	2,147,153

CHANGES IN UNITS:
Beginning units	170,421	268,940	56,848	67,567	39,153	150,452	80,325	86,687

Units purchased	775,501	935,553	256,101	325,754	499,029	398,397	317,302	1,186,979
Units redeemed	(826,210)	(1,034,072)	(276,639)	(336,473)	(503,728)	(509,696)	(281,245)	(1,193,341)

Ending units	119,712	170,421	36,310	56,848	34,454	39,153	116,382	80,325

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RVSCV		RVSDL		RTEC		RTEL
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$5,303	(38)	8,892	-	(14)	(149)	-	7,176
Realized gain (loss) on investments	(333,601)	120,712	(19,439)	134,707	737,603	(17,556)	71,420	(79,373)

Change in unrealized gain (loss) on
investments	726,296	(542,353)	20,379	(22,166)	613,996	(384,403)	103,132	(111,786)
Reinvested capital gains	-	-	-	-	197,149	216,230	-	20,082

Net increase (decrease) in contract
owners' equity resulting from
operations	397,998	(421,679)	9,832	112,541	1,548,734	(185,878)	174,552	(163,901)
Equity transactions:

Purchase payments received from contract
owners	(1,327)	8,156	5,705	-	23,287	80,183	20,327	7,964
Transfers between funds	1,059,836	(2,300,358)	(1,287,048)	1,715,504	1,228,476	(1,589,689)	202,788	(671,896)

Redemptions (notes 2 and 3)	(91,117)	(223,659)	(82,183)	(106,408)	(240,752)	(1,103,189)	(64,777)	(55,565)
Adjustments to maintain reserves	(1)	-	(2)	-	-	(2)	-	-

Net equity transactions	967,391	(2,515,861)	(1,363,528)	1,609,096	1,011,011	(2,612,697)	158,338	(719,497)

Net change in contract owners' equity	1,365,389	(2,937,540)	(1,353,696)	1,721,637	2,559,745	(2,798,575)	332,890	(883,398)

Contract owners' equity beginning of period	1,647,604	4,585,144	1,916,771	195,134	3,506,118	6,304,693	1,106,467	1,989,865

Contract owners' equity end of period	$3,012,993	1,647,604	563,075	1,916,771	6,065,863	3,506,118	1,439,357	1,106,467

CHANGES IN UNITS:
Beginning units	94,559	209,000	228,673	26,031	125,844	215,758	77,771	132,458

Units purchased	719,862	672,894	4,662,848	2,596,069	589,382	844,452	456,645	540,048
Units redeemed	(671,046)	(787,335)	(4,827,307)	(2,393,427)	(562,160)	(934,366)	(445,054)	(594,735)

Ending units	143,375	94,559	64,214	228,673	153,066	125,844	89,362	77,771

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RTRF		RUTL		RVWDL		GVFRB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(33)	23,669	127,762	718	-	1,434,521	1,155,549
Realized gain (loss) on investments	(93,099)	(42,862)	481,300	(213,122)	26,827	(24,845)	(579,038)	(101,695)

Change in unrealized gain (loss) on
investments	44,719	(65,829)	606,628	(381,031)	1,120	(1,146)	1,162,348	(1,416,398)
Reinvested capital gains	926	29,757	-	34,698	-	-	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	(47,454)	(78,967)	1,111,597	(431,693)	28,665	(25,991)	2,017,831	(362,544)
Equity transactions:

Purchase payments received from
contract owners	-	72,252	15,791	73,247	-	2,752	239,787	692,040
Transfers between funds	1,148,880	(2,754,434)	(5,607,624)	5,859,774	32,818	37,082	(10,201,947)	5,100,650

Redemptions (notes 2 and 3)	(20,503)	(67,554)	(424,052)	(509,347)	(19,529)	(23,815)	(2,094,757)	(2,108,434)
Adjustments to maintain reserves	(2)	2	(3)	(4)	-	-	(20)	(76)

Net equity transactions	1,128,375	(2,749,734)	(6,015,888)	5,423,670	13,289	16,019	(12,056,937)	3,684,180

Net change in contract owners' equity	1,080,921	(2,828,701)	(4,904,291)	4,991,977	41,954	(9,972)	(10,039,106)	3,321,636

Contract owners' equity beginning of period	349,887	3,178,588	9,417,241	4,425,264	122,251	132,223	31,994,292	28,672,656

Contract owners' equity end of period	$1,430,808	349,887	4,512,950	9,417,241	164,205	122,251	21,955,186	31,994,292

CHANGES IN UNITS:
Beginning units	18,035	102,145	372,278	181,556	17,580	16,802	2,726,496	2,417,338

Units purchased	320,066	312,062	890,416	2,094,705	2,135,053	443,418	965,281	4,191,631
Units redeemed	(291,055)	(396,172)	(1,112,669)	(1,903,983)	(2,127,828)	(442,640)	(1,952,318)	(3,882,473)

Ending units	47,046	18,035	150,025	372,278	24,805	17,580	1,739,459	2,726,496

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SBLD		SBLJ		SBLP		SBLQ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$3,147	6,055	11,644	25,800	562,372	827,098	5,068	2,597
Realized gain (loss) on investments	8,109	1,259	21,972	162,586	(308,758)	(569,814)	(27,376)	(4,857)

Change in unrealized gain (loss) on investments	10,323	(24,119)	243,030	(500,238)	583,911	(685,590)	120,245	(165,237)
Reinvested capital gains	6,281	-	128,808	220,894	-	-	37,625	75,631

Net increase (decrease) in contract owners'
equity resulting from operations	27,860	(16,805)	405,454	(90,958)	837,525	(428,306)	135,562	(91,866)
Equity transactions:

Purchase payments received from contract owners	166	-	20,040	19,445	226,468	182,225	1,885	3,816
Transfers between funds	(98,443)	(5,000)	(151,146)	115,278	2,401,280	(4,680,581)	(100,551)	2,228

Redemptions (notes 2 and 3)	(17,797)	(3,937)	(64,916)	(221,099)	(782,732)	(2,013,894)	(38,679)	(91,512)
Adjustments to maintain reserves	1	-	-	-	(1)	4	(2)	-

Net equity transactions	(116,073)	(8,937)	(196,022)	(86,376)	1,845,015	(6,512,246)	(137,347)	(85,468)

Net change in contract owners' equity	(88,213)	(25,742)	209,432	(177,334)	2,682,540	(6,940,552)	(1,785)	(177,334)

Contract owners' equity beginning of period	192,332	218,074	1,297,703	1,475,037	6,479,067	13,419,619	651,773	829,107

Contract owners' equity end of period	$104,119	192,332	1,507,135	1,297,703	9,161,607	6,479,067	649,988	651,773

CHANGES IN UNITS:
Beginning units	13,058	13,596	60,124	64,390	443,062	873,042	36,533	40,274

Units purchased	961	-	7,354	43,405	484,623	822,776	1,290	5,560
Units redeemed	(8,196)	(538)	(14,782)	(47,671)	(367,161)	(1,252,756)	(8,048)	(9,301)

Ending units	5,823	13,058	52,696	60,124	560,524	443,062	29,775	36,533

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SBLX		SBLY		RHYS		ACC1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$9	15	29,606	21,145	84,189	68,522	59,231	52,159
Realized gain (loss) on investments	-	-	13,161	173,773	132,140	(48,712)	(279,041)	142,723

Change in unrealized gain (loss) on investments	156	(367)	245,678	(448,075)	27,700	(4,347)	593,661	(1,015,786)
Reinvested capital gains	153	210	129,152	196,857	-	-	384,898	296,814

Net increase (decrease) in contract owners' equity
resulting from operations	318	(142)	417,597	(56,300)	244,029	15,463	758,749	(524,090)
Equity transactions:

Purchase payments received from contract owners	-	-	3,046	293	11,824	551	34,404	10,265
Transfers between funds	-	-	343,467	(134,668)	1,394,001	192,219	(463,566)	1,484,804

Redemptions (notes 2 and 3)	-	-	(19,584)	(78,927)	(282,705)	(271,077)	(190,325)	(124,870)
Adjustments to maintain reserves	-	-	2	(2)	2	-	2	-

Net equity transactions	-	-	326,931	(213,304)	1,123,122	(78,307)	(619,485)	1,370,199

Net change in contract owners' equity	318	(142)	744,528	(269,604)	1,367,151	(62,844)	139,264	846,109

Contract owners' equity beginning of period	1,238	1,380	1,105,277	1,374,881	725,327	788,171	3,699,677	2,853,568

Contract owners' equity end of period	$1,556	1,238	1,849,805	1,105,277	2,092,478	725,327	3,838,941	3,699,677

CHANGES IN UNITS:
Beginning units	55	55	46,672	55,946	61,776	66,287	179,109	121,987

Units purchased	-	-	19,797	26,652	3,751,507	1,940,869	66,794	132,555
Units redeemed	-	-	(8,143)	(35,926)	(3,656,743)	(1,945,380)	(94,253)	(75,433)

Ending units	55	55	58,326	46,672	156,540	61,776	151,650	179,109

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACGI		AVBV2		AVGI		IVKEI1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$64,046	75,310	-	-	19,336	10,500	367,887	300,847
Realized gain (loss) on investments	(46,770)	(5,532)	(53)	(12)	416	89,723	(38,490)	242,726

Change in unrealized gain (loss) on investments	372,974	(942,481)	536	(3,876)	116,741	(271,221)	1,044,174	(2,674,760)
Reinvested capital gains	381,295	343,307	2,682	1,347	234,984	75,199	1,027,092	591,778

Net increase (decrease) in contract owners' equity resulting from
operations	771,545	(529,396)	3,165	(2,541)	371,477	(95,799)	2,400,663	(1,539,409)
Equity transactions:

Purchase payments received from contract owners	25,124	168,691	-	-	27,342	4,641	66,350	197,348
Transfers between funds	(65,233)	(100,868)	-	-	752,462	(584,462)	(701,776)	4,011,497

Redemptions (notes 2 and 3)	(55,613)	(190,096)	(178)	(193)	(92,613)	(107,289)	(722,685)	(329,751)
Adjustments to maintain reserves	(1)	-	(1)	-	1	-	1	2

Net equity transactions	(95,723)	(122,273)	(179)	(193)	687,192	(687,110)	(1,358,110)	3,879,096

Net change in contract owners' equity	675,822	(651,669)	2,986	(2,734)	1,058,669	(782,909)	1,042,553	2,339,687

Contract owners' equity beginning of period	3,139,187	3,790,856	10,579	13,313	1,037,303	1,820,212	11,819,973	9,480,286

Contract owners' equity end of period	$3,815,009	3,139,187	13,565	10,579	2,095,972	1,037,303	12,862,526	11,819,973

CHANGES IN UNITS:
Beginning units	155,939	162,712	686	696	52,580	83,597	665,715	484,637

Units purchased	16,294	54,381	-	-	44,663	19,938	134,664	314,745
Units redeemed	(19,476)	(61,154)	(10)	(10)	(14,861)	(50,955)	(192,915)	(133,667)

Ending units	152,757	155,939	676	686	82,382	52,580	607,464	665,715

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	IVHS		IVRE		AVHY1		IVBRA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$670	(32)	961,589	669,440	559,516	1,217,981	-	101,421
Realized gain (loss) on investments	(98,889)	(35,462)	202,732	(72,019)	(38,245)	(2,261,156)	(182,362)	(58,699)

Change in unrealized gain (loss) on
investments	561,990	(203,118)	2,709,390	(1,924,512)	225,943	(81,520)	1,307,856	(1,183,864)
Reinvested capital gains	38,315	199,856	24,611	209,671	-	-	-	704,866

Net increase (decrease) in
contract owners' equity
resulting from operations	502,086	(38,756)	3,898,322	(1,117,420)	747,214	(1,124,695)	1,125,494	(436,276)
Equity transactions:

Purchase payments received from
contract owners	16,904	72,830	152,223	277,567	36,442	27,734	166,776	226,428
Transfers between funds	767,258	510,798	3,285,111	3,695,763	3,480,104	(1,286,570)	615,897	4,336,800

Redemptions (notes 2 and 3)	(189,508)	(45,943)	(895,436)	(1,582,968)	(862,461)	(1,827,662)	(530,061)	(174,252)
Adjustments to maintain reserves	1	2	-	2	(2)	(14)	4	2

Net equity transactions	594,655	537,687	2,541,898	2,390,364	2,654,083	(3,086,512)	252,616	4,388,978

Net change in contract owners' equity	1,096,741	498,931	6,440,220	1,272,944	3,401,297	(4,211,207)	1,378,110	3,952,702

Contract owners' equity beginning of period	1,657,842	1,158,911	16,098,118	14,825,174	3,253,494	7,464,701	7,563,782	3,611,080

Contract owners' equity end of period	$2,754,583	1,657,842	22,538,338	16,098,118	6,654,791	3,253,494	8,941,892	7,563,782

CHANGES IN UNITS:
Beginning units	62,563	40,698	793,351	683,667	151,173	335,212	625,285	277,395

Units purchased	58,844	69,636	523,538	398,774	1,846,955	3,344,186	154,568	467,339
Units redeemed	(49,057)	(47,771)	(406,658)	(289,090)	(1,725,717)	(3,528,225)	(137,178)	(119,449)

Ending units	72,350	62,563	910,231	793,351	272,411	151,173	642,675	625,285

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVIE		IVDDI		IVT		IVMCC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$75,396	113,199	466,847	414,933	(14)	(448)	9,495	3,656
Realized gain (loss) on investments	214,868	529,109	(247,455)	(102,669)	(189,781)	310,053	(317,220)	80,401

Change in unrealized gain (loss) on
investments	748,830	(1,525,236)	2,444,085	(2,253,760)	951,465	(629,241)	691,772	(941,335)
Reinvested capital gains	304,575	38,350	866,377	596,166	286,245	192,549	487,169	473,775

Net increase (decrease) in
contract owners' equity
resulting from operations	1,343,669	(844,578)	3,529,854	(1,345,330)	1,047,915	(127,087)	871,216	(383,503)
Equity transactions:

Purchase payments received from
contract owners	224,105	331,996	275,126	306,598	118,346	225,783	66,975	70,547
Transfers between funds	(328,749)	(2,533,263)	876,275	(79,761)	693,889	1,087,717	327,225	193,246

Redemptions (notes 2 and 3)	(294,614)	(606,988)	(1,701,841)	(1,262,406)	(427,661)	(1,190,628)	(593,769)	(641,202)
Adjustments to maintain reserves	(2)	(2)	1	2	(1)	(2)	2	-

Net equity transactions	(399,260)	(2,808,257)	(550,439)	(1,035,567)	384,573	122,870	(199,567)	(377,409)

Net change in contract owners' equity	944,409	(3,652,835)	2,979,415	(2,380,897)	1,432,488	(4,217)	671,649	(760,912)

Contract owners' equity beginning of period	4,905,511	8,558,346	14,925,962	17,306,859	3,269,454	3,273,671	3,179,609	3,940,521

Contract owners' equity end of period	$5,849,920	4,905,511	17,905,377	14,925,962	4,701,942	3,269,454	3,851,258	3,179,609

CHANGES IN UNITS:
Beginning units	426,755	632,627	795,559	844,459	113,415	109,560	151,837	163,382

Units purchased	519,908	118,304	325,540	723,150	101,599	231,240	118,368	104,002
Units redeemed	(550,317)	(324,176)	(357,653)	(772,050)	(101,226)	(227,385)	(123,034)	(115,547)

Ending units	396,346	426,755	763,446	795,559	113,788	113,415	147,171	151,837

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	IVGS1		IVCPBI		IVGMMI		OVTRBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$337,848	380,673	306,566	165,112	6,627,343	5,872,195	160,039	112,219
Realized gain (loss) on
investments	307,454	(582,789)	(42,862)	(93,349)	-	-	156,686	(148,655)

Change in unrealized gain (loss)
on investments	(88,857)	138,130	454,135	(196,819)	-	-	18,468	(606)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	556,445	(63,986)	717,839	(125,056)	6,627,343	5,872,195	335,193	(37,042)
Equity transactions:

Purchase payments received from
contract owners	95,424	266,586	241,056	81,315	652,683,945	962,493,016	101,557	64,143
Transfers between funds	(375,913)	(1,027,460)	6,851,085	(1,184,125)	(825,769,771)	(615,830,360)	1,688,882	(641,057)

Redemptions (notes 2 and 3)	(1,028,942)	(1,564,513)	(574,405)	(230,471)	(101,214,337)	(119,761,841)	(261,372)	(261,805)
Adjustments to maintain reserves	2	-	(4)	(2)	1,069	(200)	-	2

Net equity transactions	(1,309,429)	(2,325,387)	6,517,732	(1,333,283)	(274,299,094)	226,900,615	1,529,067	(838,717)

Net change in contract owners' equity	(752,984)	(2,389,373)	7,235,571	(1,458,339)	(267,671,751)	232,772,810	1,864,260	(875,759)

Contract owners' equity beginning of
period	6,884,524	9,273,897	4,445,894	5,904,233	558,437,882	325,665,072	2,164,907	3,040,666

Contract owners' equity end of period	$6,131,540	6,884,524	11,681,465	4,445,894	290,766,131	558,437,882	4,029,167	2,164,907

CHANGES IN UNITS:
Beginning units	492,227	666,195	418,354	542,673	54,591,176	32,331,800	170,794	236,741

Units purchased	1,196,400	1,706,777	827,932	166,486	264,395,133	394,333,564	427,960	263,684
Units redeemed	(1,275,267)	(1,880,745)	(256,583)	(290,805)	(291,085,360)	(372,074,188)	(307,802)	(329,631)

Ending units	413,360	492,227	989,703	418,354	27,900,949	54,591,176	290,952	170,794

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVCBS		OVIGS		OVGSS		OVGIS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$812	2,234	120,193	102,529	100,988	108,034	30,198	30,291
Realized gain (loss) on investments	10,643	1,337	81,597	446,863	(1,005,965)	1,484,210	(102,615)	470,994

Change in unrealized gain (loss) on
investments	(3,510)	(13,618)	3,173,561	(4,320,732)	2,389,245	(4,574,267)	461,715	(907,352)
Reinvested capital gains	653	3,069	830,993	325,432	2,280,684	1,014,841	599,048	297,123

Net increase (decrease) in contract
owners' equity resulting from
operations	8,598	(6,978)	4,206,344	(3,445,908)	3,764,952	(1,967,182)	988,346	(108,944)
Equity transactions:

Purchase payments received from contract
owners	-	-	63,371	296,486	630,229	542,603	23,199	334,933
Transfers between funds	(80,000)	(10,000)	2,373,452	(430,990)	2,350,850	(383,591)	768,796	(5,800,942)

Redemptions (notes 2 and 3)	(12)	(42)	(780,203)	(938,803)	(1,061,144)	(1,031,813)	(285,411)	(331,081)
Adjustments to maintain reserves	(1)	-	(1)	(2)	(1)	(2)	1	(2)

Net equity transactions	(80,013)	(10,042)	1,656,619	(1,073,309)	1,919,934	(872,803)	506,585	(5,797,092)

Net change in contract owners' equity	(71,415)	(17,020)	5,862,963	(4,519,217)	5,684,886	(2,839,985)	1,494,931	(5,906,036)

Contract owners' equity beginning of period	114,340	131,360	14,341,216	18,860,433	12,109,049	14,949,034	2,862,406	8,768,442

Contract owners' equity end of period	$42,925	114,340	20,204,179	14,341,216	17,793,935	12,109,049	4,357,337	2,862,406

CHANGES IN UNITS:
Beginning units	7,641	8,293	982,459	1,035,246	651,868	680,966	143,638	370,725

Units purchased	-	-	386,942	324,119	381,745	499,596	68,815	59,489
Units redeemed	(5,194)	(652)	(286,034)	(376,906)	(303,783)	(528,694)	(42,999)	(286,576)

Ending units	2,447	7,641	1,083,367	982,459	729,830	651,868	169,454	143,638

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVSBS		WRASP		WRBP		WRBDP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$83,114	115,630	92,558	99,485	51,126	37,894	78,512	47,225
Realized gain (loss) on investments	(46,247)	(27,095)	(23,871)	969	(34,339)	188,168	120,160	(69,482)

Change in unrealized gain (loss) on
investments	208,349	(199,340)	660,332	(595,712)	266,752	(324,662)	121,299	(20,787)
Reinvested capital gains	-	-	176,617	218,578	230,331	37,341	-	3,180

Net increase (decrease) in contract
owners' equity resulting from
operations	245,216	(110,805)	905,636	(276,680)	513,870	(61,259)	319,971	(39,864)
Equity transactions:

Purchase payments received from contract
owners	99,123	47,049	17,279	18,587	11,418	4,918	33,588	4,926
Transfers between funds	288,288	71,456	(747,913)	434,543	337,039	(1,955,219)	3,239,449	(257,610)

Redemptions (notes 2 and 3)	(80,441)	(68,749)	(563,178)	(238,848)	(425,408)	(247,479)	(175,474)	(31,297)
Adjustments to maintain reserves	2	-	(1)	(2)	(2)	-	(3)	-

Net equity transactions	306,972	49,756	(1,293,813)	214,280	(76,953)	(2,197,780)	3,097,560	(283,981)

Net change in contract owners' equity	552,188	(61,049)	(388,177)	(62,400)	436,917	(2,259,039)	3,417,531	(323,845)

Contract owners' equity beginning of period	2,238,147	2,299,196	4,849,477	4,911,877	2,251,468	4,510,507	1,500,662	1,824,507

Contract owners' equity end of period	$2,790,335	2,238,147	4,461,300	4,849,477	2,688,385	2,251,468	4,918,193	1,500,662

CHANGES IN UNITS:
Beginning units	184,352	180,852	342,306	327,886	114,296	220,984	115,789	138,097

Units purchased	128,110	52,849	17,943	109,342	85,330	88,422	392,419	111,281
Units redeemed	(101,441)	(49,349)	(101,645)	(94,922)	(87,960)	(195,110)	(169,921)	(133,589)

Ending units	211,021	184,352	258,604	342,306	111,666	114,296	338,287	115,789

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRDIV		WRENG		WRGBP		WRGNR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$4,215	2,501	-	-	63,261	33,914	10,402	3,844
Realized gain (loss) on investments	(7,626)	123	(635,047)	103,172	52,107	(19,329)	(154,671)	(10,392)

Change in unrealized gain (loss) on investments	(5,779)	(32,316)	763,081	(869,411)	42,203	(19,726)	227,522	(290,301)
Reinvested capital gains	38,741	11,754	-	-	-	-	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	29,551	(17,938)	128,034	(766,239)	157,571	(5,141)	83,253	(296,849)
Equity transactions:

Purchase payments received from contract owners	-	-	52,688	77,273	75,804	57,157	11,683	16,381
Transfers between funds	(5,917)	(11,356)	374,257	179,643	(143,214)	(247,502)	133,044	(254,702)

Redemptions (notes 2 and 3)	(10,044)	(831)	(122,956)	(198,699)	(282,793)	(94,995)	(69,219)	(166,524)
Adjustments to maintain reserves	-	-	(2)	(2)	3	2	1	-

Net equity transactions	(15,961)	(12,187)	303,987	58,215	(350,200)	(285,338)	75,509	(404,845)

Net change in contract owners' equity	13,590	(30,125)	432,021	(708,024)	(192,629)	(290,479)	158,762	(701,694)

Contract owners' equity beginning of period	134,529	164,654	1,431,373	2,139,397	1,539,978	1,830,457	904,564	1,606,258

Contract owners' equity end of period	$148,119	134,529	1,863,394	1,431,373	1,347,349	1,539,978	1,063,326	904,564

CHANGES IN UNITS:
Beginning units	6,965	7,529	177,866	175,096	131,049	155,271	142,771	195,338

Units purchased	-	-	298,999	377,544	221,118	111,388	151,456	173,184
Units redeemed	(738)	(564)	(252,027)	(374,774)	(247,325)	(135,610)	(140,756)	(225,751)

Ending units	6,227	6,965	224,838	177,866	104,842	131,049	153,471	142,771

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRGP		WRHIP		WRLTBP		WRMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	5	1,180,053	1,346,754	62,231	60,358	-	(50)
Realized gain (loss) on investments	7	22	60,978	(978,858)	16,825	(28,377)	514,717	705,525

Change in unrealized gain (loss) on investments	1,036	(1,413)	662,491	(720,256)	71,170	(6,681)	691,528	(1,205,807)
Reinvested capital gains	4,364	1,732	-	-	-	-	1,386,518	281,987

Net increase (decrease) in contract
owners' equity resulting from operations	5,407	346	1,903,522	(352,360)	150,226	25,300	2,592,763	(218,345)
Equity transactions:

Purchase payments received from contract
owners	-	-	554,706	290,935	143,329	41,070	276,211	188,269
Transfers between funds	-	-	2,484,459	2,795,730	(167,084)	751,390	285,180	991,692

Redemptions (notes 2 and 3)	(185)	(170)	(1,083,011)	(2,200,497)	(553,539)	(242,816)	(509,565)	(335,545)
Adjustments to maintain reserves	-	-	(6)	4	1	2	(1)	(4)

Net equity transactions	(185)	(170)	1,956,148	886,172	(577,293)	549,646	51,825	844,412

Net change in contract owners' equity	5,222	176	3,859,670	533,812	(427,067)	574,946	2,644,588	626,067

Contract owners' equity beginning of period	14,850	14,674	13,571,080	13,037,268	4,009,233	3,434,287	6,385,162	5,759,095

Contract owners' equity end of period	$20,072	14,850	17,430,750	13,571,080	3,582,166	4,009,233	9,029,750	6,385,162

CHANGES IN UNITS:
Beginning units	509	515	725,767	679,563	379,991	328,040	234,789	208,880

Units purchased	-	-	1,202,619	2,360,773	235,676	207,898	169,643	183,504
Units redeemed	(5)	(6)	(1,091,878)	(2,314,569)	(289,928)	(155,947)	(160,936)	(157,595)

Ending units	504	509	836,508	725,767	325,739	379,991	243,496	234,789

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRSTP		WRVP		JABIN		JAFRIN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(46)	19,436	21,553	871,428	827,630	17,881	(334)
Realized gain (loss) on investments	100,250	485,552	(36,783)	(65,569)	1,243,135	964,367	438,095	989,509

Change in unrealized gain (loss) on
investments	1,053,690	(1,289,115)	220,653	(134,799)	5,779,893	(2,620,482)	1,572,933	(1,937,908)
Reinvested capital gains	660,127	565,976	132,464	34,746	1,189,213	996,794	1,084,626	1,250,152

Net increase (decrease) in
contract owners' equity
resulting from operations	1,814,067	(237,633)	335,770	(144,069)	9,083,669	168,309	3,113,535	301,419
Equity transactions:

Purchase payments received from
contract owners	85,422	97,200	1,127	65,386	1,183,584	1,156,566	146,162	351,688
Transfers between funds	2,270,208	(496,153)	1,064,622	533,002	2,866,628	5,274,169	2,232,400	(2,896,669)

Redemptions (notes 2 and 3)	(263,833)	(615,885)	(151,760)	(62,424)	(3,275,381)	(2,430,272)	(488,346)	(373,351)
Adjustments to maintain reserves	-	2	-	-	32	(6)	(4)	(2)

Net equity transactions	2,091,797	(1,014,836)	913,989	535,964	774,863	4,000,457	1,890,212	(2,918,334)

Net change in contract owners' equity	3,905,864	(1,252,469)	1,249,759	391,895	9,858,532	4,168,766	5,003,747	(2,616,915)

Contract owners' equity beginning of period	3,518,033	4,770,502	842,140	450,245	40,611,685	36,442,919	7,296,142	9,913,057

Contract owners' equity end of period	$7,423,897	3,518,033	2,091,899	842,140	50,470,217	40,611,685	12,299,889	7,296,142

CHANGES IN UNITS:
Beginning units	123,621	156,716	40,409	18,881	1,809,544	1,614,966	267,416	367,951

Units purchased	348,878	147,119	119,289	78,779	594,780	648,476	431,940	101,268
Units redeemed	(295,804)	(180,214)	(82,603)	(57,251)	(551,032)	(453,898)	(363,324)	(201,803)

Ending units	176,695	123,621	77,095	40,409	1,853,292	1,809,544	336,032	267,416

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGRIN		JIULVV		JMCVIN		JARIN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$61,626	32,801	82,872	48,270	211,049	158,908	27,499	32,042
Realized gain (loss) on investments	46,782	263,271	359,820	(79,535)	(147,151)	194,680	282,679	260,144

Change in unrealized gain (loss) on
investments	846,471	(514,631)	454,971	(138,975)	2,941,585	(3,756,653)	803,015	(846,233)
Reinvested capital gains	356,372	-	156,360	19,528	1,288,421	1,251,553	619,455	282,999

Net increase (decrease) in
contract owners' equity
resulting from operations	1,311,251	(218,559)	1,054,023	(150,712)	4,293,904	(2,151,512)	1,732,648	(271,048)
Equity transactions:

Purchase payments received from
contract owners	456,419	22,547	215,639	18,989	316,999	403,407	35,003	83,437
Transfers between funds	2,121,519	286,347	4,276,381	2,176,509	1,504,094	3,422,413	(191,518)	1,004,343

Redemptions (notes 2 and 3)	(384,561)	(213,654)	(1,261,840)	(122,904)	(1,087,243)	(788,277)	(296,492)	(188,454)
Adjustments to maintain reserves	-	-	(2)	-	1	(2)	3	2

Net equity transactions	2,193,377	95,240	3,230,178	2,072,594	733,851	3,037,541	(453,004)	899,328

Net change in contract owners' equity	3,504,628	(123,319)	4,284,201	1,921,882	5,027,755	886,029	1,279,644	628,280

Contract owners' equity beginning of period	3,021,287	3,144,606	2,921,459	999,577	13,709,502	12,823,473	4,806,952	4,178,672

Contract owners' equity end of period	$6,525,915	3,021,287	7,205,660	2,921,459	18,737,257	13,709,502	6,086,596	4,806,952

CHANGES IN UNITS:
Beginning units	168,891	161,995	256,316	83,433	772,726	602,712	197,788	165,542

Units purchased	221,330	133,899	667,572	616,943	363,696	305,769	33,350	91,943
Units redeemed	(109,298)	(127,003)	(431,320)	(444,060)	(323,091)	(135,755)	(44,599)	(59,697)

Ending units	280,923	168,891	492,568	256,316	813,331	772,726	186,539	197,788

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAEI		JAFBS		JAGTS		JAIG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$101,109	90,415	572,129	650,306	-	-	97,864	80,909
Realized gain (loss) on investments	3,969,350	1,926,727	(88,349)	(410,139)	9,586	663	(116,372)	(12,752)

Change in unrealized gain (loss) on
investments	6,951,487	(4,186,722)	1,343,436	(556,658)	40,412	(6,109)	1,205,901	(847,554)
Reinvested capital gains	2,756,948	1,773,814	-	-	13,374	7,037	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	13,778,894	(395,766)	1,827,216	(316,491)	63,372	1,591	1,187,393	(779,397)
Equity transactions:

Purchase payments received from contract
owners	1,180,687	1,330,270	431,585	94,257	-	-	100,596	116,194
Transfers between funds	11,162,674	3,877,248	(1,377,211)	(3,427,667)	-	-	1,792,527	915,658

Redemptions (notes 2 and 3)	(2,719,611)	(2,560,230)	(3,066,814)	(1,137,046)	(28,662)	(2,260)	(382,131)	(266,294)
Adjustments to maintain reserves	9	(2)	7	12	1	-	(3)	-

Net equity transactions	9,623,759	2,647,286	(4,012,433)	(4,470,444)	(28,661)	(2,260)	1,510,989	765,558

Net change in contract owners' equity	23,402,653	2,251,520	(2,185,217)	(4,786,935)	34,711	(669)	2,698,382	(13,839)

Contract owners' equity beginning of period	35,664,074	33,412,554	21,884,363	26,671,298	149,746	150,415	3,721,766	3,735,605

Contract owners' equity end of period	$59,066,727	35,664,074	19,699,146	21,884,363	184,457	149,746	6,420,148	3,721,766

CHANGES IN UNITS:
Beginning units	1,107,368	1,001,895	1,927,852	2,316,052	5,749	5,827	311,582	265,571

Units purchased	782,307	553,437	385,610	718,293	-	-	271,369	252,370
Units redeemed	(536,937)	(447,964)	(724,363)	(1,106,493)	(859)	(78)	(160,067)	(206,359)

Ending units	1,352,738	1,107,368	1,589,099	1,927,852	4,890	5,749	422,884	311,582

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JHEVTN		JPIGA2		JPIIB2		LZRGDM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$497,584	389,444	219,994	(373)	174,934	(393)	1,332	32,035
Realized gain (loss) on investments	(365,276)	571,079	28,751	418,434	531	75,745	40,412	82,733

Change in unrealized gain (loss) on
investments	1,382,999	(3,175,312)	1,249,531	(1,018,301)	538,892	(298,643)	370,127	(430,510)
Reinvested capital gains	-	-	-	72,680	14,724	7,244	3,859	145,707

Net increase (decrease) in
contract owners' equity
resulting from operations	1,515,307	(2,214,789)	1,498,276	(527,560)	729,081	(216,047)	415,730	(170,035)
Equity transactions:

Purchase payments received from
contract owners	538,102	527,925	220,000	221,899	105,076	125,265	61,247	2,386
Transfers between funds	4,309,133	5,436,681	2,942,839	(3,555,280)	1,152,201	1,639,356	450,633	909,537

Redemptions (notes 2 and 3)	(1,069,271)	(638,278)	(220,455)	(275,066)	(436,539)	(231,709)	(521,496)	(110,773)
Adjustments to maintain reserves	(8)	-	(5)	4	(2)	(2)	(1)	-

Net equity transactions	3,777,956	5,326,328	2,942,379	(3,608,443)	820,736	1,532,910	(9,617)	801,150

Net change in contract owners' equity	5,293,263	3,111,539	4,440,655	(4,136,003)	1,549,817	1,316,863	406,113	631,115

Contract owners' equity beginning of
period	12,898,635	9,787,096	7,929,305	12,065,308	4,717,874	3,401,011	2,303,392	1,672,277

Contract owners' equity end of period	$18,191,898	12,898,635	12,369,960	7,929,305	6,267,691	4,717,874	2,709,505	2,303,392

CHANGES IN UNITS:
Beginning units	1,033,777	674,046	704,338	1,000,095	429,598	292,690	157,410	105,898

Units purchased	718,163	977,766	446,354	378,028	208,362	353,488	46,333	92,611
Units redeemed	(435,962)	(618,035)	(208,976)	(673,785)	(137,532)	(216,580)	(41,143)	(41,099)

Ending units	1,315,978	1,033,777	941,716	704,338	500,428	429,598	162,600	157,410

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LZRUSM		LZREMS		LZRIES		LPVCAI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	393	285,766	626,167	36,635	176,292	37,288	28,816
Realized gain (loss) on investments	(51,354)	22,264	247,125	2,840,928	(1,330,271)	(1,922,671)	(65,547)	71,159

Change in unrealized gain (loss) on
investments	921,364	(824,493)	4,808,772	(9,958,589)	3,249,712	(667,440)	863,399	(825,355)
Reinvested capital gains	72,661	348,684	-	-	-	578,135	71,230	322,090

Net increase (decrease) in
contract owners' equity
resulting from operations	942,671	(453,152)	5,341,663	(6,491,494)	1,956,076	(1,835,684)	906,370	(403,290)
Equity transactions:

Purchase payments received from
contract owners	66,386	76,901	358,258	763,506	151,402	97,914	4,374	74,097
Transfers between funds	900,707	793,170	982,481	(1,133,929)	(650,806)	(4,904,051)	(408,166)	261,019

Redemptions (notes 2 and 3)	(120,358)	(189,644)	(1,482,118)	(5,150,621)	(473,242)	(626,639)	(284,611)	(363,936)
Adjustments to maintain reserves	(1)	2	3	(4)	(1)	4	(1)	2

Net equity transactions	846,734	680,429	(141,376)	(5,521,048)	(972,647)	(5,432,772)	(688,404)	(28,818)

Net change in contract owners' equity	1,789,405	227,277	5,200,287	(12,012,542)	983,429	(7,268,456)	217,966	(432,108)

Contract owners' equity beginning of
period	2,983,729	2,756,452	29,424,947	41,437,489	9,987,126	17,255,582	3,889,183	4,321,291

Contract owners' equity end of period	$4,773,134	2,983,729	34,625,234	29,424,947	10,970,555	9,987,126	4,107,149	3,889,183

CHANGES IN UNITS:
Beginning units	130,557	98,835	1,238,618	1,390,711	591,562	878,948	180,976	178,463

Units purchased	62,739	63,429	364,838	568,093	168,813	296,012	41,106	174,216
Units redeemed	(26,353)	(31,707)	(368,901)	(720,186)	(222,993)	(583,398)	(67,136)	(171,703)

Ending units	166,943	130,557	1,234,555	1,238,618	537,382	591,562	154,946	180,976

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LPVCII		SBVSG2		LPVQD2		LVCLGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$163,080	123,397	-	(701)	21,292	15,639	83,898	58,273
Realized gain (loss) on investments	579,175	371,537	(1,379,784)	853,197	(1,216)	(999)	701,770	913,653

Change in unrealized gain (loss) on
investments	951,688	(1,384,911)	2,677,702	(2,986,042)	127,848	(93,182)	3,945,870	(1,738,933)
Reinvested capital gains	835,230	487,326	1,215,646	1,374,922	-	-	1,155,628	558,236

Net increase (decrease) in
contract owners' equity
resulting from operations	2,529,173	(402,651)	2,513,564	(758,624)	147,924	(78,542)	5,887,166	(208,771)
Equity transactions:

Purchase payments received from
contract owners	145,594	104,029	487,110	552,290	-	269,323	363,661	458,806
Transfers between funds	2,798,926	552,074	1,401,180	6,613,819	(1,807)	(54,736)	3,504,605	2,691,064

Redemptions (notes 2 and 3)	(752,422)	(522,633)	(335,749)	(546,417)	(35,973)	(14,110)	(1,199,539)	(1,319,207)
Adjustments to maintain reserves	1	2	(3)	(2)	(1)	-	-	7

Net equity transactions	2,192,099	133,472	1,552,538	6,619,690	(37,781)	200,477	2,668,727	1,830,670

Net change in contract owners' equity	4,721,272	(269,179)	4,066,102	5,861,066	110,143	121,935	8,555,893	1,621,899

Contract owners' equity beginning of period	7,557,667	7,826,846	9,320,021	3,458,955	970,378	848,443	17,748,476	16,126,577

Contract owners' equity end of period	$12,278,939	7,557,667	13,386,123	9,320,021	1,080,521	970,378	26,304,369	17,748,476

CHANGES IN UNITS:
Beginning units	386,016	373,875	496,055	181,153	81,501	61,823	680,696	592,488

Units purchased	322,230	178,519	552,856	1,472,300	1,052	27,404	250,876	385,043
Units redeemed	(225,553)	(166,378)	(497,788)	(1,157,398)	(3,753)	(7,726)	(167,336)	(296,835)

Ending units	482,693	386,016	551,123	496,055	78,800	81,501	764,236	680,696

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SBVHY		LOVCDG		LOVBD		LOVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$181,651	186,062	157,389	139,738	1,061,144	878,487	41,004	35,626
Realized gain (loss) on investments	48,686	(419,795)	(164,619)	369,463	(436,114)	(126,763)	(47,428)	(56,781)

Change in unrealized gain (loss) on
investments	204,558	17,853	1,475,135	(1,571,883)	2,118,390	(2,155,012)	369,567	(404,171)
Reinvested capital gains	-	-	498,757	707,053	-	483,409	173,223	208,842

Net increase (decrease) in
contract owners' equity
resulting from operations	434,895	(215,880)	1,966,662	(355,629)	2,743,420	(919,879)	536,366	(216,484)
Equity transactions:

Purchase payments received from
contract owners	73,824	243	289,567	584,017	765,780	900,281	13,000	40,022
Transfers between funds	467,355	(2,721,459)	1,261,464	274,713	6,215,516	(4,193,591)	(157,185)	(139,579)

Redemptions (notes 2 and 3)	(155,939)	(230,252)	(384,006)	(396,985)	(982,469)	(1,166,302)	(35,179)	(69,658)
Adjustments to maintain reserves	-	(2)	-	-	3	4	-	-

Net equity transactions	385,240	(2,951,470)	1,167,025	461,745	5,998,830	(4,459,608)	(179,364)	(169,215)

Net change in contract owners' equity	820,135	(3,167,350)	3,133,687	106,116	8,742,250	(5,379,487)	357,002	(385,699)

Contract owners' equity beginning of
period	3,048,995	6,216,345	7,425,012	7,318,896	19,119,497	24,498,984	2,289,534	2,675,233

Contract owners' equity end of period	$3,869,130	3,048,995	10,558,699	7,425,012	27,861,747	19,119,497	2,646,536	2,289,534

CHANGES IN UNITS:
Beginning units	146,035	286,064	288,472	261,840	1,017,759	1,237,182	107,436	115,335

Units purchased	239,564	209,140	113,836	249,292	928,412	787,381	18,409	28,430
Units redeemed	(221,644)	(349,169)	(77,275)	(222,660)	(640,423)	(1,006,804)	(24,468)	(36,329)

Ending units	163,955	146,035	325,033	288,472	1,305,748	1,017,759	101,377	107,436

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MNCPS		MEGSS		MVFSC		SAMY
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$113,612	47,212	-	-	65,016	13,596	361,140	-
Realized gain (loss) on investments	(80,036)	(51,509)	22,628	128,825	7,252	18,188	-	-

Change in unrealized gain (loss) on investments	471,765	(472,764)	539,337	(302,820)	577,456	(307,349)	-	-
Reinvested capital gains	881,552	163,027	288,446	108,382	156,219	70,798	-	-

Net increase (decrease) in contract
owners' equity resulting from operations	1,386,893	(314,034)	850,411	(65,613)	805,943	(204,767)	361,140	-
Equity transactions:

Purchase payments received from contract
owners	375,955	145,529	182,245	45,522	130,911	47,251	206,398,499	-
Transfers between funds	5,156,888	3,207,438	2,109,120	759,248	2,522,281	1,260,037	(152,297,911)	-

Redemptions (notes 2 and 3)	(405,524)	(216,160)	(141,520)	(6,831)	(103,291)	(17,522)	(9,345,270)	-
Adjustments to maintain reserves	(20,696)	-	-	-	-	-	1,169	-

Net equity transactions	5,106,623	3,136,807	2,149,845	797,939	2,549,901	1,289,766	44,756,487	-

Net change in contract owners' equity	6,493,516	2,822,773	3,000,256	732,326	3,355,844	1,084,999	45,117,627	-

Contract owners' equity beginning of period	4,118,602	1,295,829	1,500,542	768,216	1,869,084	784,085	-	-

Contract owners' equity end of period	$10,612,118	4,118,602	4,500,798	1,500,542	5,224,928	1,869,084	45,117,627	-

CHANGES IN UNITS:
Beginning units	398,544	122,224	110,706	58,043	162,827	61,232	-	-

Units purchased	914,844	779,151	220,264	150,433	221,647	129,079	31,847,690	-
Units redeemed	(472,812)	(502,831)	(88,483)	(97,770)	(31,329)	(27,484)	(27,410,636)	-

Ending units	840,576	398,544	242,487	110,706	353,145	162,827	4,437,054	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVGEY		NVFIY		DTRTFY		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,504	-	22,554	-	701,645	226,130	11,256	2,236
Realized gain (loss) on investments	14,331	-	109	-	56,660	(7,319)	(17,142)	(19,514)

Change in unrealized gain (loss) on investments	(737)	-	(7,564)	-	181,100	(117,371)	89,360	(58,591)
Reinvested capital gains	143	-	4,330	-	-	-	79,760	71,019

Net increase (decrease) in contract owners' equity resulting from
operations	15,241	-	19,429	-	939,405	101,440	163,234	(4,850)
Equity transactions:

Purchase payments received from contract owners	12,000	-	34,897	-	1,433,487	699,056	292,384	15,256
Transfers between funds	1,688	-	784,070	-	13,042,310	7,106,010	773,626	19,953

Redemptions (notes 2 and 3)	(318)	-	(2,713)	-	(1,261,837)	(172,527)	(45,485)	(4,669)
Adjustments to maintain reserves	-	-	-	-	2	(2,171)	2	-

Net equity transactions	13,370	-	816,254	-	13,213,962	7,630,368	1,020,527	30,540

Net change in contract owners' equity	28,611	-	835,683	-	14,153,367	7,731,808	1,183,761	25,690

Contract owners' equity beginning of period	-	-	-	-	8,425,581	693,773	302,925	277,235

Contract owners' equity end of period	$28,611	-	835,683	-	22,578,948	8,425,581	1,486,686	302,925

CHANGES IN UNITS:
Beginning units	-	-	-	-	840,718	69,413	28,942	24,954

Units purchased	44,942	-	79,277	-	1,730,193	955,631	95,851	61,588
Units redeemed	(42,314)	-	(256)	-	(460,747)	(184,326)	(12,068)	(57,600)

Ending units	2,628	-	79,021	-	2,110,164	840,718	112,725	28,942

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	TRF		GVIXY		GVDIVI		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$3,302	461	1,653,686	1,009,438	74,292	4,565	69,238	22,700
Realized gain (loss) on investments	1,034	(2,613)	(303,138)	896,310	(2,106)	-	(129,818)	(1,520)

Change in unrealized gain (loss) on investments	19,031	(3,503)	7,218,761	(7,460,959)	(43,341)	(11,297)	35,133	(637,423)
Reinvested capital gains	5,430	-	94,579	-	11,936	-	504,039	317,711

Net increase (decrease) in contract owners' equity
resulting from operations	28,797	(5,655)	8,663,888	(5,555,211)	40,781	(6,732)	478,592	(298,532)
Equity transactions:

Purchase payments received from contract owners	23,381	-	1,806,429	1,293,049	60,660	117,447	354,367	5,366
Transfers between funds	287,848	47,822	11,287,409	10,417,949	80,679	73,747	787,217	1,820,187

Redemptions (notes 2 and 3)	(2,666)	(30)	(2,927,914)	(1,539,165)	(582)	(8)	(200,958)	(9,655)
Adjustments to maintain reserves	(1)	-	(14)	(9)	1	-	1	-

Net equity transactions	308,562	47,792	10,165,910	10,171,824	140,758	191,186	940,627	1,815,898

Net change in contract owners' equity	337,359	42,137	18,829,798	4,616,613	181,539	184,454	1,419,219	1,517,366

Contract owners' equity beginning of period	42,137	-	34,826,949	30,210,336	184,454	-	1,612,423	95,057

Contract owners' equity end of period	$379,496	42,137	53,656,747	34,826,949	365,993	184,454	3,031,642	1,612,423

CHANGES IN UNITS:
Beginning units	4,227	-	3,417,962	2,545,381	19,580	-	171,155	8,771

Units purchased	28,281	8,964	2,609,695	2,372,423	19,715	19,581	122,132	171,209
Units redeemed	(3,067)	(4,737)	(1,684,294)	(1,499,842)	(5,961)	(1)	(33,708)	(8,825)

Ending units	29,441	4,227	4,343,363	3,417,962	33,334	19,580	259,579	171,155

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVLCAP		NVLMP		NVBXD		NVSIXD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$6,211	14,025	49,253	27,678	248,048	110,402	412,003	300,181
Realized gain (loss) on investments	(23,564)	2,714	137	(1,637)	111,051	(82,030)	(1,229,953)	421,570

Change in unrealized gain (loss) on
investments	120,042	(124,684)	222,116	(220,409)	238,489	(54,460)	(4,555,648)	(7,326,126)
Reinvested capital gains	11,053	29,088	50,002	62,388	-	2,402	12,314,123	3,240,267

Net increase (decrease) in contract
owners' equity resulting from
operations	113,742	(78,857)	321,508	(131,980)	597,588	(23,686)	6,940,525	(3,364,108)
Equity transactions:

Purchase payments received from contract
owners	23,862	80	727,972	114,123	535,724	34,948	2,093,650	827,520
Transfers between funds	(389,386)	614,324	350,147	(95,721)	5,874,179	640,447	16,636,213	6,006,830

Redemptions (notes 2 and 3)	(49,752)	(1,594)	(23,748)	(12,254)	(975,742)	(420,615)	(2,126,738)	(1,122,413)
Adjustments to maintain reserves	1	-	-	-	5	2	(7)	-

Net equity transactions	(415,275)	612,810	1,054,371	6,148	5,434,166	254,782	16,603,118	5,711,937

Net change in contract owners' equity	(301,533)	533,953	1,375,879	(125,832)	6,031,754	231,096	23,543,643	2,347,829

Contract owners' equity beginning of period	688,722	154,769	1,525,418	1,651,250	4,442,086	4,210,990	22,565,971	20,218,142

Contract owners' equity end of period	$387,189	688,722	2,901,297	1,525,418	10,473,840	4,442,086	46,109,614	22,565,971

CHANGES IN UNITS:
Beginning units	68,612	13,867	151,436	151,264	388,062	359,687	1,721,930	1,333,252

Units purchased	3,360	60,575	97,279	19,744	940,486	230,766	1,949,806	1,356,174
Units redeemed	(39,780)	(5,830)	(4,022)	(19,572)	(465,031)	(202,391)	(774,365)	(967,496)

Ending units	32,192	68,612	244,693	151,436	863,517	388,062	2,897,371	1,721,930

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MCIFD		GVEXD		NBARMS		AMTB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$291,659	202,448	1,470,111	611,254	857	(5)	110,709	74,940
Realized gain (loss) on investments	(650,136)	414,401	2,334,001	1,291,141	(19,101)	22,335	(7,845)	(7,864)

Change in unrealized gain (loss) on
investments	1,427,125	(4,101,653)	8,326,250	(5,640,541)	120,577	(108,014)	102,107	(15,900)
Reinvested capital gains	3,351,724	1,474,888	2,789,984	1,038,957	-	25,002	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	4,420,372	(2,009,916)	14,920,346	(2,699,189)	102,333	(60,682)	204,971	51,176
Equity transactions:

Purchase payments received from
contract owners	944,449	708,234	3,035,141	1,020,580	13,701	15,995	32,686	86,630
Transfers between funds	17,071,467	2,350,906	37,906,120	11,648,517	(63,712)	77,529	457,213	927,745

Redemptions (notes 2 and 3)	(1,218,738)	(1,167,810)	(4,056,803)	(1,901,423)	(161,376)	(88,027)	(303,953)	(151,421)
Adjustments to maintain reserves	(4)	2	(9)	(1)	(2)	-	1	-

Net equity transactions	16,797,174	1,891,332	36,884,449	10,767,673	(211,389)	5,497	185,947	862,954

Net change in contract owners' equity	21,217,546	(118,584)	51,804,795	8,068,484	(109,056)	(55,185)	390,918	914,130

Contract owners' equity beginning of period	14,310,954	14,429,538	34,775,826	26,707,342	793,427	848,612	5,314,121	4,399,991

Contract owners' equity end of period	$35,528,500	14,310,954	86,580,621	34,775,826	684,371	793,427	5,705,039	5,314,121

CHANGES IN UNITS:
Beginning units	1,005,067	854,195	2,200,328	1,596,528	86,548	86,438	425,344	355,153

Units purchased	1,659,534	564,654	5,504,973	1,805,330	57,709	362,848	333,948	163,644
Units redeemed	(649,747)	(413,782)	(3,399,497)	(1,201,530)	(79,580)	(362,738)	(318,172)	(93,453)

Ending units	2,014,854	1,005,067	4,305,804	2,200,328	64,677	86,548	441,120	425,344

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMCG		AMRI		AMSRS		HVDCT
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	-	33,187	43,062	15,736	5,813	150,003	-
Realized gain (loss) on investments	174,710	287,239	(134,216)	411,940	103,155	65,842	16,057	-

Change in unrealized gain (loss) on investments	410,274	(584,131)	269,597	(1,559,700)	123,650	(186,832)	(69,554)	-
Reinvested capital gains	236,764	168,643	539,809	298,555	209,624	65,033	-	-

Net increase (decrease) in contract owners'
equity resulting from operations	821,748	(128,249)	708,377	(806,143)	452,165	(50,144)	96,506	-
Equity transactions:

Purchase payments received from contract owners	90,060	172,808	196,218	28,670	10,991	20	217	-
Transfers between funds	1,267,722	(669,799)	145,956	(435,606)	1,155,016	(434,335)	5,942,389	-

Redemptions (notes 2 and 3)	(516,881)	(324,045)	(283,732)	(221,737)	(78,373)	(17,912)	(680,200)	-
Adjustments to maintain reserves	(2)	2	2	-	-	-	-	-

Net equity transactions	840,899	(821,034)	58,444	(628,673)	1,087,634	(452,227)	5,262,406	-

Net change in contract owners' equity	1,662,647	(949,283)	766,821	(1,434,816)	1,539,799	(502,371)	5,358,912	-

Contract owners' equity beginning of period	2,032,892	2,982,175	4,136,135	5,570,951	982,039	1,484,410	-	-

Contract owners' equity end of period	$3,695,539	2,032,892	4,902,956	4,136,135	2,521,838	982,039	5,358,912	-

CHANGES IN UNITS:
Beginning units	61,901	84,991	175,787	198,358	36,639	52,211	-	-

Units purchased	164,023	36,257	72,753	133,844	143,004	61	697,021	-
Units redeemed	(140,751)	(59,347)	(69,480)	(156,415)	(104,901)	(15,633)	(168,275)	-

Ending units	85,173	61,901	179,060	175,787	74,742	36,639	528,746	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTMR1		NOTAG2		NOTMD2		NOTMD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$6,550	4,880	254	-	650	488	30,286	23,311
Realized gain (loss) on investments	108	93	(3)	-	47	4	2,906	41,912

Change in unrealized gain (loss) on investments	43,562	(33,862)	1,698	-	12,375	(4,109)	228,819	(223,363)
Reinvested capital gains	7,904	6,777	679	-	912	984	38,796	42,405

Net increase (decrease) in contract owners' equity resulting from
operations	58,124	(22,112)	2,628	-	13,984	(2,633)	300,807	(115,735)
Equity transactions:

Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	219,923	34,313	-	610,034	-	-	(209,506)

Redemptions (notes 2 and 3)	(1,493)	(1,453)	(53)	-	(569)	(65)	(22,983)	(23,761)
Adjustments to maintain reserves	-	-	-	-	(2)	-	(1)	-

Net equity transactions	(1,493)	218,470	34,260	-	609,463	(65)	(22,984)	(233,267)

Net change in contract owners' equity	56,631	196,358	36,888	-	623,447	(2,698)	277,823	(349,002)

Contract owners' equity beginning of period	359,544	163,186	-	-	35,592	38,290	1,591,259	1,940,261

Contract owners' equity end of period	$416,175	359,544	36,888	-	659,039	35,592	1,869,082	1,591,259

CHANGES IN UNITS:
Beginning units	29,088	11,411	-	-	2,578	2,583	115,587	131,261

Units purchased	-	17,779	3,424	-	37,610	-	-	-
Units redeemed	(100)	(102)	(16)	-	(35)	(5)	(1,583)	(15,674)

Ending units	28,988	29,088	3,408	-	40,153	2,578	114,004	115,587

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTMG1		NOTMG2		NOTG2		NOTG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$26,218	22,702	16,284	12,333	12,824	6,559	614,038	532,467
Realized gain (loss) on investments	(1,705)	36,950	2,329	4,199	3,877	4,604	180,281	411,771

Change in unrealized gain (loss) on investments	92,582	(198,367)	62,156	(107,350)	20,414	(73,119)	1,868,435	(5,137,291)
Reinvested capital gains	45,306	56,793	31,934	35,997	43,319	23,344	1,834,130	1,628,092

Net increase (decrease) in contract owners'
equity resulting from operations	162,401	(81,922)	112,703	(54,821)	80,434	(38,612)	4,496,884	(2,564,961)
Equity transactions:

Purchase payments received from contract owners	-	-	14,386	870	1,821	1,108	-	551,666
Transfers between funds	-	(84,665)	19,287	(1,268)	272,266	(43,858)	(250,000)	119,597

Redemptions (notes 2 and 3)	(62,434)	(614,266)	(48,740)	(34,874)	(15,279)	(17,023)	(1,424,177)	(2,517,549)
Adjustments to maintain reserves	(1)	-	-	-	(2)	-	2	7

Net equity transactions	(62,435)	(698,931)	(15,067)	(35,272)	258,806	(59,773)	(1,674,175)	(1,846,279)

Net change in contract owners' equity	99,966	(780,853)	97,636	(90,093)	339,240	(98,385)	2,822,709	(4,411,240)

Contract owners' equity beginning of period	1,014,949	1,795,802	698,687	788,780	360,610	458,995	27,009,865	31,421,105

Contract owners' equity end of period	$1,114,915	1,014,949	796,323	698,687	699,850	360,610	29,832,574	27,009,865

CHANGES IN UNITS:
Beginning units	75,155	123,662	52,685	55,286	29,978	34,706	2,280,001	2,422,391

Units purchased	586	245	2,476	675	23,285	3,858	6,873	152,142
Units redeemed	(4,928)	(48,752)	(3,408)	(3,276)	(3,932)	(8,586)	(136,219)	(294,532)

Ending units	70,813	75,155	51,753	52,685	49,331	29,978	2,150,655	2,280,001

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTGR2		NOTGR1		NOTC2		NOTC1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$968	717	33,682	25,937	14,321	8,256	529	256
Realized gain (loss) on investments	654	667	26,527	193	(399)	3,295	(4)	29,246

Change in unrealized gain (loss) on investments	8,131	(9,025)	267,327	(274,882)	55,364	(36,979)	2,231	(29,078)
Reinvested capital gains	2,096	2,392	65,245	77,072	8,732	9,648	290	390

Net increase (decrease) in contract owners' equity resulting
from operations	11,849	(5,249)	392,781	(171,680)	78,018	(15,780)	3,046	814
Equity transactions:

Purchase payments received from contract owners	-	-	-	-	316,950	283,043	-	(52)
Transfers between funds	-	-	(30,170)	99,950	18,388	42,951	-	(193,127)

Redemptions (notes 2 and 3)	(2,365)	(2,285)	(77,806)	(845)	(14,125)	(200,032)	(270)	(64,584)
Adjustments to maintain reserves	-	-	(1)	-	(1)	-	(1)	-

Net equity transactions	(2,365)	(2,285)	(107,977)	99,105	321,212	125,962	(271)	(257,763)

Net change in contract owners' equity	9,484	(7,534)	284,804	(72,575)	399,230	110,182	2,775	(256,949)

Contract owners' equity beginning of period	54,340	61,874	1,791,269	1,863,844	585,549	475,367	25,439	282,388

Contract owners' equity end of period	$63,824	54,340	2,076,073	1,791,269	984,779	585,549	28,214	25,439

CHANGES IN UNITS:
Beginning units	3,474	3,609	111,841	106,402	47,488	37,622	2,005	24,069

Units purchased	-	-	4,228	5,485	25,887	30,479	2	15,676
Units redeemed	(132)	(135)	(10,135)	(46)	(2,120)	(20,613)	(22)	(37,740)

Ending units	3,342	3,474	105,934	111,841	71,255	47,488	1,985	2,005

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTB1		NOTB2		NOTAG1		NOVPB1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$3,331	5,054	18,090	11,579	1,199	1,081	-	-
Realized gain (loss) on investments	1,496	11,638	2,101	97,589	6,878	19	(959,485)	283,041

Change in unrealized gain (loss) on investments	20,509	(45,764)	58,867	(198,143)	9,236	(14,161)	3,199,511	(4,075,192)
Reinvested capital gains	3,792	13,462	23,311	36,088	2,810	3,509	-	1,881,903

Net increase (decrease) in contract owners' equity
resulting from operations	29,128	(15,610)	102,369	(52,887)	20,123	(9,552)	2,240,026	(1,910,248)
Equity transactions:

Purchase payments received from contract owners	-	(79)	23,390	19,829	-	-	29,192	39,121
Transfers between funds	-	(3,719)	135,438	(12,216)	(30,800)	-	2,232,654	(4,415,326)

Redemptions (notes 2 and 3)	(134,884)	(145,882)	(4,381)	(1,535,766)	(90)	(91)	(3,792,358)	(2,022,270)
Adjustments to maintain reserves	(1)	-	-	-	-	-	(1)	(132)

Net equity transactions	(134,885)	(149,680)	154,447	(1,528,153)	(30,890)	(91)	(1,530,513)	(6,398,607)

Net change in contract owners' equity	(105,757)	(165,290)	256,816	(1,581,040)	(10,767)	(9,643)	709,513	(8,308,855)

Contract owners' equity beginning of period	245,514	410,804	652,852	2,233,892	89,974	99,617	8,454,147	16,763,002

Contract owners' equity end of period	$139,757	245,514	909,668	652,852	79,207	89,974	9,163,660	8,454,147

CHANGES IN UNITS:
Beginning units	18,814	29,652	51,515	164,395	5,837	5,842	816,716	1,368,882

Units purchased	-	7,034	25,455	14,738	-	-	322,796	215,835
Units redeemed	(9,485)	(17,872)	(14,431)	(127,618)	(1,716)	(5)	(474,444)	(768,001)

Ending units	9,329	18,814	62,539	51,515	4,121	5,837	665,068	816,716

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOVPM		NOVPDI		NO7TB3		NO7TB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$31,153	15,294	79,306	116,246	21,752	13,801	120	53
Realized gain (loss) on investments	(827,866)	124,345	(391,203)	55,393	16,882	11,363	122	8,410

Change in unrealized gain (loss) on investments	1,164,897	(1,334,366)	113,058	(745,038)	113,855	(148,437)	1,010	(10,318)
Reinvested capital gains	-	1,073,940	-	23,530	30,336	-	214	-

Net increase (decrease) in contract owners'
equity resulting from operations	368,184	(120,787)	(198,839)	(549,869)	182,825	(123,273)	1,466	(1,855)
Equity transactions:

Purchase payments received from contract owners	23,996	74,724	393	71,099	(47,983)	147,151	-	-
Transfers between funds	(370,871)	3,797,806	(83,635)	1,738,914	162,602	254,579	-	(55,114)

Redemptions (notes 2 and 3)	(1,068,967)	(402,309)	(1,389,295)	(877,116)	(70,626)	(250,763)	(1,765)	(47,376)
Adjustments to maintain reserves	(2)	-	1	(2)	2	-	-	-

Net equity transactions	(1,415,844)	3,470,221	(1,472,536)	932,895	43,995	150,967	(1,765)	(102,490)

Net change in contract owners' equity	(1,047,660)	3,349,434	(1,671,375)	383,026	226,820	27,694	(299)	(104,345)

Contract owners' equity beginning of period	5,356,582	2,007,148	6,417,564	6,034,538	1,207,815	1,180,121	10,499	114,844

Contract owners' equity end of period	$4,308,922	5,356,582	4,746,189	6,417,564	1,434,635	1,207,815	10,200	10,499

CHANGES IN UNITS:
Beginning units	321,894	105,501	426,894	367,191	120,318	107,620	999	9,986

Units purchased	179,783	270,415	155,805	388,061	30,370	51,725	-	-
Units redeemed	(283,617)	(54,022)	(257,964)	(328,358)	(26,540)	(39,027)	(154)	(8,987)

Ending units	218,060	321,894	324,735	426,894	124,148	120,318	845	999

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOVPI2		NOTBBA		PVAAAD		PVAAAI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$75,895	76,617	183,505	301,970	93,260	128,387	15,283	18,437
Realized gain (loss) on investments	9,250	(3,643)	(1,114,861)	(489,889)	(27,578)	(165)	(53)	(45)

Change in unrealized gain (loss) on investments	165,746	(154,624)	1,212,046	(695,490)	160,247	(400,636)	20,271	(52,561)
Reinvested capital gains	-	-	-	151,644	-	-	-	-

Net increase (decrease) in contract
owners' equity resulting from operations	250,891	(81,650)	280,690	(731,765)	225,929	(272,414)	35,501	(34,169)
Equity transactions:

Purchase payments received from contract
owners	24	59,972	59,902	90,788	27,320	156,214	-	-
Transfers between funds	97,109	2,410,726	(4,316,769)	(2,618,339)	87,682	(1,094,403)	-	-

Redemptions (notes 2 and 3)	(661,623)	(353,072)	(1,499,908)	(1,496,925)	(191,277)	(303,081)	(240)	(239)
Adjustments to maintain reserves	(1)	(2)	1	-	(3)	-	(1)	-

Net equity transactions	(564,491)	2,117,624	(5,756,774)	(4,024,476)	(76,278)	(1,241,270)	(241)	(239)

Net change in contract owners' equity	(313,600)	2,035,974	(5,476,084)	(4,756,241)	149,651	(1,513,684)	35,260	(34,408)

Contract owners' equity beginning of period	3,424,370	1,388,396	9,670,746	14,426,987	3,252,558	4,766,242	504,942	539,350

Contract owners' equity end of period	$3,110,770	3,424,370	4,194,662	9,670,746	3,402,209	3,252,558	540,202	504,942

CHANGES IN UNITS:
Beginning units	324,187	128,046	915,476	1,281,919	333,350	456,363	52,169	52,193

Units purchased	132,789	291,027	389,524	577,373	54,289	176,617	-	-
Units redeemed	(183,356)	(94,886)	(918,859)	(943,816)	(61,327)	(299,630)	(24)	(24)

Ending units	273,620	324,187	386,141	915,476	326,312	333,350	52,145	52,169

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVGCBA		PVGDAA		PVGMAA		PVSTA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$22,601	9,423	273	199	45,994	26,483	1,552,741	1,169,660
Realized gain (loss) on investments	15,530	1,061	59	3	(5,193)	34,717	(127,627)	4,941

Change in unrealized gain (loss) on investments	31,547	(4,171)	1,680	(1,348)	278,441	(262,033)	311,456	(587,048)
Reinvested capital gains	-	-	-	214	-	109,701	-	76,726

Net increase (decrease) in contract owners'
equity resulting from operations	69,678	6,313	2,012	(932)	319,242	(91,132)	1,736,570	664,279
Equity transactions:

Purchase payments received from contract owners	58,068	52,793	-	-	11,104	2,478	598,125	2,326,942
Transfers between funds	513,972	402,089	-	-	156,928	899,494	(1,918,521)	40,579,758

Redemptions (notes 2 and 3)	(46,683)	(13,965)	(1,191)	(81)	(106,462)	(59,609)	(3,724,068)	(2,507,342)
Adjustments to maintain reserves	(1)	-	-	-	(2)	-	1	(429)

Net equity transactions	525,356	440,917	(1,191)	(81)	61,568	842,363	(5,044,463)	40,398,929

Net change in contract owners' equity	595,034	447,230	821	(1,013)	380,810	751,231	(3,307,893)	41,063,208

Contract owners' equity beginning of period	794,338	347,108	9,492	10,505	1,843,077	1,091,846	65,666,685	24,603,477

Contract owners' equity end of period	$1,389,372	794,338	10,313	9,492	2,223,887	1,843,077	62,358,792	65,666,685

CHANGES IN UNITS:
Beginning units	73,847	32,507	718	724	156,104	87,431	4,810,789	1,824,784

Units purchased	98,693	65,166	-	-	29,716	108,959	2,106,840	7,915,346
Units redeemed	(53,157)	(23,826)	(77)	(6)	(24,917)	(40,286)	(2,474,975)	(4,929,341)

Ending units	119,383	73,847	641	718	160,903	156,104	4,442,654	4,810,789

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMUBAM		PMVAAA		PMVRSA		PMVFBA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$583,096	352,084	345,670	384,952	366,622	241,459	114,508	297,449
Realized gain (loss) on
investments	94,323	10,601	42,141	279,607	(672,952)	(819,834)	(133,186)	(93,529)

Change in unrealized gain (loss)
on investments	(53,640)	(242,982)	924,591	(1,320,955)	1,282,004	(1,109,432)	399,466	(632,074)
Reinvested capital gains	-	-	-	-	-	-	-	75,471

Net increase (decrease) in
contract owners' equity
resulting from operations	623,779	119,703	1,312,402	(656,396)	975,674	(1,687,807)	380,788	(352,683)
Equity transactions:

Purchase payments received from
contract owners	146,172	203,501	228,523	208,076	177,442	128,663	58,260	32,058
Transfers between funds	685,433	2,634,294	399,206	563,140	(943,772)	868,551	278,110	838,659

Redemptions (notes 2 and 3)	(912,398)	(2,083,240)	(867,129)	(720,314)	(594,789)	(1,763,729)	(176,557)	(182,722)
Adjustments to maintain reserves	5	19	(2)	-	5	(2)	119	(3,477)

Net equity transactions	(80,788)	754,574	(239,402)	50,902	(1,361,114)	(766,517)	159,932	684,518

Net change in contract owners' equity	542,991	874,277	1,073,000	(605,494)	(385,440)	(2,454,324)	540,720	331,835

Contract owners' equity beginning of
period	12,689,128	11,814,851	11,289,189	11,894,683	9,279,608	11,733,932	5,396,220	5,064,385

Contract owners' equity end of period	$13,232,119	12,689,128	12,362,189	11,289,189	8,894,168	9,279,608	5,936,940	5,396,220

CHANGES IN UNITS:
Beginning units	1,068,936	1,004,200	669,768	657,330	1,555,362	1,688,799	396,374	357,110

Units purchased	431,288	764,629	276,748	254,010	860,769	1,267,092	117,905	434,871
Units redeemed	(439,375)	(699,893)	(282,783)	(241,572)	(1,078,541)	(1,400,529)	(106,811)	(395,607)

Ending units	1,060,849	1,068,936	663,733	669,768	1,337,590	1,555,362	407,468	396,374

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVHYA		PMVID		PMVLGA		PMVLDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,370,102	1,755,943	3,791,813	2,355,400	284,052	161,192	902,928	588,443
Realized gain (loss) on investments	1,464,026	(2,362,031)	154,532	861,943	1,713,532	(241,408)	(144,080)	(204,424)

Change in unrealized gain (loss) on investments	1,432,175	(586,017)	4,558,097	(3,490,466)	(710,341)	(5,954)	533,404	(267,586)
Reinvested capital gains	-	-	-	601,103	-	39,174	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	5,266,303	(1,192,105)	8,504,442	327,980	1,287,243	(46,996)	1,292,252	116,433
Equity transactions:

Purchase payments received from contract owners	299,501	149,503	2,764,578	1,072,961	943,989	174,161	366,668	366,431
Transfers between funds	33,746,616	(1,622,449)	30,978,846	9,583,844	1,188,214	5,132,247	(6,862,617)	8,584,735

Redemptions (notes 2 and 3)	(2,853,589)	(5,424,801)	(4,750,357)	(4,803,912)	(1,073,419)	(389,143)	(1,895,412)	(1,921,171)
Adjustments to maintain reserves	(300)	(1,551)	(30)	(1,112)	(55)	150	12	379

Net equity transactions	31,192,228	(6,899,298)	28,993,037	5,851,781	1,058,729	4,917,415	(8,391,349)	7,030,374

Net change in contract owners' equity	36,458,531	(8,091,403)	37,497,479	6,179,761	2,345,972	4,870,419	(7,099,097)	7,146,807

Contract owners' equity beginning of period	21,722,554	29,813,957	86,105,192	79,925,431	11,116,011	6,245,592	37,293,667	30,146,860

Contract owners' equity end of period	$58,181,085	21,722,554	123,602,671	86,105,192	13,461,983	11,116,011	30,194,570	37,293,667

CHANGES IN UNITS:
Beginning units	1,093,728	1,470,907	7,532,162	7,015,054	552,926	295,519	2,617,652	2,119,396

Units purchased	6,043,456	4,377,718	5,486,349	4,863,001	1,849,296	671,618	1,196,125	1,966,919
Units redeemed	(4,598,545)	(4,754,897)	(3,059,785)	(4,345,893)	(1,808,147)	(414,211)	(1,776,147)	(1,468,663)

Ending units	2,538,639	1,093,728	9,958,726	7,532,162	594,075	552,926	2,037,630	2,617,652

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVRRA		PMVTRA		PMVEBA		PMVGBA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$472,779	720,102	3,739,253	3,060,734	1,407,828	942,446	72,507	197,002
Realized gain (loss) on investments	(52,951)	(499,276)	(614,112)	(1,740,739)	661,829	(882,935)	(81,188)	5,591

Change in unrealized gain (loss) on investments	1,891,464	(867,469)	6,637,829	(3,443,319)	1,982,472	(1,357,734)	182,412	(356,696)
Reinvested capital gains	-	-	-	1,514,094	-	-	-	8,612

Net increase (decrease) in contract owners' equity
resulting from operations	2,311,292	(646,643)	9,762,970	(609,230)	4,052,129	(1,298,223)	173,731	(145,491)
Equity transactions:

Purchase payments received from contract owners	125,395	160,313	1,837,212	2,272,714	337,593	365,939	144,246	51,143
Transfers between funds	(2,781,870)	3,610,619	5,615,869	9,134,878	8,209,327	459,104	(41,652)	618,770

Redemptions (notes 2 and 3)	(2,887,703)	(1,346,965)	(8,094,144)	(5,858,086)	(1,570,681)	(739,795)	(87,550)	(176,401)
Adjustments to maintain reserves	14	(25)	141	(456)	(208)	204	-	(15)

Net equity transactions	(5,544,164)	2,423,942	(640,922)	5,549,050	6,976,031	85,452	15,044	493,497

Net change in contract owners' equity	(3,232,872)	1,777,299	9,122,048	4,939,820	11,028,160	(1,212,771)	188,775	348,006

Contract owners' equity beginning of period	28,482,642	26,705,343	120,038,315	115,098,495	22,187,984	23,400,755	2,859,726	2,511,720

Contract owners' equity end of period	$25,249,770	28,482,642	129,160,363	120,038,315	33,216,144	22,187,984	3,048,501	2,859,726

CHANGES IN UNITS:
Beginning units	1,820,676	1,661,749	6,549,007	6,206,446	1,146,150	1,138,463	175,618	147,780

Units purchased	316,549	768,680	2,167,255	2,986,299	2,256,183	1,409,673	51,903	127,951
Units redeemed	(653,030)	(609,753)	(2,223,033)	(2,643,738)	(1,909,638)	(1,401,986)	(51,114)	(100,113)

Ending units	1,484,195	1,820,676	6,493,229	6,549,007	1,492,695	1,146,150	176,407	175,618

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVFHA		PROFUD		PROGMM		PROLCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$730,452	478,754	25	-	173,560	137,854	-	(9)
Realized gain (loss) on investments	175,295	(254,014)	(5,378)	(15,505)	-	-	(453,982)	(243,756)

Change in unrealized gain (loss) on
investments	1,555,322	423,251	380	(680)	-	-	569,849	(524,712)
Reinvested capital gains	290,401	118,189	-	8,140	-	-	1,130,934	281,134

Net increase (decrease) in
contract owners' equity
resulting from operations	2,751,470	766,180	(4,973)	(8,045)	173,560	137,854	1,246,801	(487,343)
Equity transactions:

Purchase payments received from
contract owners	780,334	478,281	-	(12)	8,459,351	42,359,146	41,603	198,288
Transfers between funds	1,234,613	3,190,535	174,249	19,810	(33,143,954)	(28,112,940)	(2,001,844)	121,496

Redemptions (notes 2 and 3)	(3,904,726)	(3,023,241)	(5,778)	(47,796)	(5,070,012)	(12,344,400)	(261,790)	(625,075)
Adjustments to maintain reserves	(23)	192	-	-	(4)	134	-	(6)

Net equity transactions	(1,889,802)	645,767	168,471	(27,998)	(29,754,619)	1,901,940	(2,222,031)	(305,297)

Net change in contract owners' equity	861,668	1,411,947	163,498	(36,043)	(29,581,059)	2,039,794	(975,230)	(792,640)

Contract owners' equity beginning of period	38,042,294	36,630,347	31,326	67,369	39,791,896	37,752,102	6,691,841	7,484,481

Contract owners' equity end of period	$38,903,962	38,042,294	194,824	31,326	10,210,837	39,791,896	5,716,611	6,691,841

CHANGES IN UNITS:
Beginning units	1,993,390	1,940,524	4,430	8,926	3,956,880	3,769,654	269,070	295,333

Units purchased	1,119,847	1,583,626	142,110	121,529	8,276,163	41,576,160	508,296	1,599,813
Units redeemed	(1,217,758)	(1,530,760)	(118,328)	(126,025)	(11,225,153)	(41,388,934)	(598,942)	(1,626,076)

Ending units	1,895,479	1,993,390	28,212	4,430	1,007,890	3,956,880	178,424	269,070

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROLCV		PROMC		PROMCG		PROMCV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$8,857	15,617	4,390	(5)	-	(5)	2,485	1,805
Realized gain (loss) on investments	241,786	(65,345)	944,539	(1,637,187)	(27,706)	(718,703)	135,179	(642,894)

Change in unrealized gain (loss) on
investments	505,906	(109,777)	345,161	700,061	94,998	(89,982)	168,391	(93,038)
Reinvested capital gains	91,618	-	-	948,783	34,404	612,147	41,181	227,085

Net increase (decrease) in contract
owners' equity resulting from
operations	848,167	(159,505)	1,294,090	11,652	101,696	(196,543)	347,236	(507,042)
Equity transactions:

Purchase payments received from contract
owners	48,041	6,455	63,917	147,733	320	95,765	24,881	80,244
Transfers between funds	3,314,903	1,169,320	(10,723,967)	(14,849,222)	(69,976)	(402,110)	332,792	568,280

Redemptions (notes 2 and 3)	(260,037)	(41,626)	(824,399)	(536,549)	(13,626)	(155,998)	(104,705)	(9,537)
Adjustments to maintain reserves	(1)	-	(1)	7	(2)	-	-	-

Net equity transactions	3,102,906	1,134,149	(11,484,450)	(15,238,031)	(83,284)	(462,343)	252,968	638,987

Net change in contract owners' equity	3,951,073	974,644	(10,190,360)	(15,226,379)	18,412	(658,886)	600,204	131,945

Contract owners' equity beginning of period	2,241,174	1,266,530	12,308,215	27,534,594	339,847	998,733	710,686	578,741

Contract owners' equity end of period	$6,192,247	2,241,174	2,117,855	12,308,215	358,259	339,847	1,310,890	710,686

CHANGES IN UNITS:
Beginning units	118,096	59,647	645,553	1,258,337	16,375	42,359	37,415	26,420

Units purchased	573,637	396,960	332,715	896,146	261,454	390,064	473,401	424,137
Units redeemed	(440,301)	(338,511)	(888,258)	(1,508,930)	(263,935)	(416,048)	(450,183)	(413,142)

Ending units	251,432	118,096	90,010	645,553	13,894	16,375	60,633	37,415

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROSMC		PROSSC		PROSC		PROSCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$93	(9)	269	(8)	-	(24)	-	(52)
Realized gain (loss) on investments	(26,128)	(19,501)	(66,207)	12,907	(301,452)	(442,180)	(463,011)	(291,156)

Change in unrealized gain (loss) on investments	(6,804)	213	(25,234)	(3,655)	1,602,592	(915,661)	497,200	(393,036)
Reinvested capital gains	-	1,037	23,935	-	-	530,548	177,613	527,019

Net increase (decrease) in contract
owners' equity resulting from operations	(32,839)	(18,260)	(67,237)	9,244	1,301,140	(827,317)	211,802	(157,225)
Equity transactions:

Purchase payments received from contract
owners	-	29,674	406	32,606	13,139	117,376	11,522	288,381
Transfers between funds	(99,111)	191,767	349,262	6,890	2,334,436	(126,921)	(1,506,310)	713,563

Redemptions (notes 2 and 3)	(2,076)	(3,584)	(5,998)	(4,682)	(282,530)	(593,669)	(194,571)	(221,598)
Adjustments to maintain reserves	(2)	-	(1)	-	-	4	-	-

Net equity transactions	(101,189)	217,857	343,669	34,814	2,065,045	(603,210)	(1,689,359)	780,346

Net change in contract owners' equity	(134,028)	199,597	276,432	44,058	3,366,185	(1,430,527)	(1,477,557)	623,121

Contract owners' equity beginning of period	237,444	37,847	114,404	70,346	5,631,025	7,061,552	2,701,546	2,078,425

Contract owners' equity end of period	$103,416	237,444	390,836	114,404	8,997,210	5,631,025	1,223,989	2,701,546

CHANGES IN UNITS:
Beginning units	62,451	12,949	40,049	27,185	311,510	340,283	115,966	83,451

Units purchased	300,334	795,788	1,738,548	1,123,628	836,898	459,906	267,675	698,062
Units redeemed	(344,079)	(746,286)	(1,641,694)	(1,110,764)	(745,726)	(488,679)	(339,429)	(665,547)

Ending units	18,706	62,451	136,903	40,049	402,682	311,510	44,212	115,966

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROSCV		PROUB		PROUMC		PROUSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(8)	7,929	(31)	-	(4)	-	(33)
Realized gain (loss) on investments	(243,594)	(214,742)	588,973	(844,672)	(19,801)	(986,070)	1,175,590	(2,429,679)

Change in unrealized gain (loss) on
investments	649,547	(630,626)	294,156	(186,965)	450,045	(321,745)	47,430	69,835
Reinvested capital gains	-	255,116	-	546,911	-	651,219	-	1,559,891

Net increase (decrease) in contract
owners' equity resulting from
operations	405,953	(590,260)	891,058	(484,757)	430,244	(656,600)	1,223,020	(799,986)
Equity transactions:

Purchase payments received from contract
owners	16,219	153,561	121,408	37,634	7,368	56,599	7,321	48,149
Transfers between funds	585,150	247,522	183,611	121,229	(297,523)	230,350	(822,651)	(5,034,796)

Redemptions (notes 2 and 3)	(100,125)	(377,975)	(259,532)	(325,503)	(139,808)	(168,078)	(134,694)	(235,869)
Adjustments to maintain reserves	(1)	-	1	-	1	(4)	(1)	(2)

Net equity transactions	501,243	23,108	45,488	(166,640)	(429,962)	118,867	(950,025)	(5,222,518)

Net change in contract owners' equity	907,196	(567,152)	936,546	(651,397)	282	(537,733)	272,995	(6,022,504)

Contract owners' equity beginning of period	2,471,511	3,038,663	2,332,947	2,984,344	1,507,220	2,044,953	997,206	7,019,710

Contract owners' equity end of period	$3,378,707	2,471,511	3,269,493	2,332,947	1,507,502	1,507,220	1,270,201	997,206

CHANGES IN UNITS:
Beginning units	130,954	137,888	61,423	70,169	48,030	47,722	38,112	195,633

Units purchased	730,119	595,365	412,402	633,343	132,960	188,402	3,816,728	7,805,680
Units redeemed	(715,041)	(602,299)	(420,086)	(642,089)	(148,485)	(188,094)	(3,821,886)	(7,963,201)

Ending units	146,032	130,954	53,739	61,423	32,505	48,030	32,954	38,112

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROUSN		PROAHY		PROA30		PROBNK
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,088	(24)	67,676	22,579	2,746	7,580	11,055	9,757
Realized gain (loss) on investments	734,022	(599,746)	63,603	(73,261)	44,946	(195,122)	15,735	(197,600)

Change in unrealized gain (loss) on
investments	(148,024)	5	17,790	6,845	136,705	(100,407)	351,811	(253,027)
Reinvested capital gains	-	-	-	20,522	-	-	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	587,086	(599,765)	149,069	(23,315)	184,397	(287,949)	378,601	(440,870)
Equity transactions:

Purchase payments received from contract
owners	9,577	37,038	3,586	33,478	59,510	38,039	23,441	167,178
Transfers between funds	48,113	738,564	986,398	(323,678)	871,977	(763,930)	1,668,965	(2,043,978)

Redemptions (notes 2 and 3)	(15,524)	(18,733)	(180,020)	(56,061)	(134,806)	(191,100)	(296,486)	(193,713)
Adjustments to maintain reserves	(2,739)	2	1	-	1	-	-	-

Net equity transactions	39,427	756,871	809,965	(346,261)	796,682	(916,991)	1,395,920	(2,070,513)

Net change in contract owners' equity	626,513	157,106	959,034	(369,576)	981,079	(1,204,940)	1,774,521	(2,511,383)

Contract owners' equity beginning of period	254,219	97,113	430,362	799,938	679,542	1,884,482	961,888	3,473,271

Contract owners' equity end of period	$880,732	254,219	1,389,396	430,362	1,660,621	679,542	2,736,409	961,888

CHANGES IN UNITS:
Beginning units	482,783	197,032	26,171	48,547	63,909	144,274	52,511	151,871

Units purchased	374,073,784	145,451,369	381,205	267,251	305,108	323,730	321,613	488,115
Units redeemed	(374,095,008)	(145,165,618)	(332,353)	(289,627)	(245,368)	(404,095)	(265,667)	(587,475)

Ending units	461,559	482,783	75,023	26,171	123,649	63,909	108,457	52,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROBM		PROBR		PROBIO		PROBL
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$1,383	5,076	545	(9)	-	(72)	39,701	(46)
Realized gain (loss) on investments	(69,007)	(157,045)	(184,172)	(85,995)	(153,078)	(221,070)	785,657	(1,788,417)

Change in unrealized gain (loss) on
investments	103,940	(134,551)	9,976	1,490	364,034	(69,396)	1,899,810	(1,471,061)
Reinvested capital gains	12,086	-	-	-	5,830	-	257,865	1,819,646

Net increase (decrease) in contract
owners' equity resulting from
operations	48,402	(286,520)	(173,651)	(84,514)	216,786	(290,538)	2,983,033	(1,439,878)
Equity transactions:

Purchase payments received from contract
owners	21,021	55,795	15,820	30,426	18,045	82,691	344,179	121,994
Transfers between funds	220,100	(1,465,990)	(276,633)	228,538	1,855,802	(439,405)	3,838,625	(8,229,399)

Redemptions (notes 2 and 3)	(57,862)	(97,527)	(20,259)	(157,068)	(134,563)	(203,283)	(717,802)	(784,013)
Adjustments to maintain reserves	1	2	-	-	1	-	(5)	2

Net equity transactions	183,260	(1,507,720)	(281,072)	101,896	1,739,285	(559,997)	3,464,997	(8,891,416)

Net change in contract owners' equity	231,662	(1,794,240)	(454,723)	17,382	1,956,071	(850,535)	6,448,030	(10,331,294)

Contract owners' equity beginning of period	537,408	2,331,648	752,870	735,488	1,124,539	1,975,074	10,528,142	20,859,436

Contract owners' equity end of period	$769,070	537,408	298,147	752,870	3,080,610	1,124,539	16,976,172	10,528,142

CHANGES IN UNITS:
Beginning units	39,082	139,625	238,038	253,617	36,524	57,029	494,150	917,445

Units purchased	318,742	274,797	3,206,127	3,817,378	157,201	154,601	2,545,574	4,380,834
Units redeemed	(310,312)	(375,340)	(3,339,534)	(3,832,957)	(102,961)	(175,106)	(2,419,844)	(4,804,129)

Ending units	47,512	39,082	104,631	238,038	90,764	36,524	619,880	494,150

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROCG		PROCS		PROEM		PROE30
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$18,377	6,816	-	(41)	7,613	6,433	18,857	24,822
Realized gain (loss) on investments	(55,235)	(350,166)	22,373	2,906	37,325	(238,239)	28,514	50,149

Change in unrealized gain (loss) on
investments	118,015	(224,283)	203,126	(208,346)	256,277	(93,900)	105,949	(215,602)
Reinvested capital gains	194,404	97,614	125,466	110,031	-	-	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	275,561	(470,019)	350,965	(95,450)	301,215	(325,706)	153,320	(140,631)
Equity transactions:

Purchase payments received from contract
owners	11,611	48,455	25,284	67,587	9,473	22,326	18,509	8,832
Transfers between funds	547,995	(3,993,787)	129,148	(706,237)	2,077,633	(1,797,389)	294,594	(5,120,461)

Redemptions (notes 2 and 3)	(61,048)	(353,528)	(149,486)	(416,260)	(190,206)	(141,111)	(132,146)	(105,248)
Adjustments to maintain reserves	1	2	-	4	(2)	(2)	-	2

Net equity transactions	498,559	(4,298,858)	4,946	(1,054,906)	1,896,898	(1,916,176)	180,957	(5,216,875)

Net change in contract owners' equity	774,120	(4,768,877)	355,911	(1,150,356)	2,198,113	(2,241,882)	334,277	(5,357,506)

Contract owners' equity beginning of period	615,953	5,384,830	1,654,791	2,805,147	1,319,586	3,561,468	566,141	5,923,647

Contract owners' equity end of period	$1,390,073	615,953	2,010,702	1,654,791	3,517,699	1,319,586	900,418	566,141

CHANGES IN UNITS:
Beginning units	31,395	233,841	61,191	103,953	148,608	339,846	45,535	409,245

Units purchased	284,411	129,226	318,125	386,428	2,321,047	1,041,391	719,555	165,330
Units redeemed	(259,743)	(331,672)	(317,995)	(429,190)	(2,150,780)	(1,232,629)	(703,605)	(529,040)

Ending units	56,063	31,395	61,321	61,191	318,875	148,608	61,485	45,535

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROFIN		PROHC		PROIND		PROINT
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$18,776	15,318	-	(19)	-	3,326	531	(9)
Realized gain (loss) on investments	134,593	133,471	(143,964)	(158,773)	(191,151)	560,887	33,517	(136,096)

Change in unrealized gain (loss) on
investments	404,502	(819,638)	536,793	(269,236)	285,255	(1,109,368)	12,508	(25,525)
Reinvested capital gains	176,393	-	276,818	167,615	328,942	-	-	88,106

Net increase (decrease) in contract
owners' equity resulting from
operations	734,264	(670,849)	669,647	(260,413)	423,046	(545,155)	46,556	(73,524)
Equity transactions:

Purchase payments received from contract
owners	153,172	235,141	27,210	209,585	30,722	141,471	90	71,120
Transfers between funds	1,706,165	(4,064,297)	61,794	1,661,504	2,440,124	(8,129,143)	(191)	(644,735)

Redemptions (notes 2 and 3)	(342,582)	(1,124,002)	(305,946)	(305,835)	(143,170)	(474,905)	(34,270)	(185,473)
Adjustments to maintain reserves	(2)	-	1	-	(1)	(6)	(1)	-

Net equity transactions	1,516,753	(4,953,158)	(216,941)	1,565,254	2,327,675	(8,462,583)	(34,372)	(759,088)

Net change in contract owners' equity	2,251,017	(5,624,007)	452,706	1,304,841	2,750,721	(9,007,738)	12,184	(832,612)

Contract owners' equity beginning of period	2,139,517	7,763,524	4,361,054	3,056,213	958,051	9,965,789	186,838	1,019,450

Contract owners' equity end of period	$4,390,534	2,139,517	4,813,760	4,361,054	3,708,772	958,051	199,022	186,838

CHANGES IN UNITS:
Beginning units	114,527	366,800	151,441	109,689	46,065	402,917	15,816	72,699

Units purchased	729,915	523,449	444,029	506,128	324,344	412,108	305,769	256,328
Units redeemed	(664,764)	(775,722)	(455,552)	(464,376)	(237,678)	(768,960)	(307,459)	(313,211)

Ending units	179,678	114,527	139,918	151,441	132,731	46,065	14,126	15,816

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PRONET		PROJP		PRON		PROOG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(201)	889	(4)	-	(666)	17,672	51,370
Realized gain (loss) on investments	(325,573)	(266,517)	(86,270)	9,244	2,894,777	147,305	(265,632)	(51,411)

Change in unrealized gain (loss) on
investments	604,342	(574,920)	219,980	(399,647)	3,028,611	(1,642,387)	416,826	(421,754)
Reinvested capital gains	156,899	284,999	-	-	200,343	1,079,406	41,896	-

Net increase (decrease) in
contract owners' equity
resulting from operations	435,668	(556,639)	134,599	(390,407)	6,123,731	(416,342)	210,762	(421,795)
Equity transactions:

Purchase payments received from
contract owners	31,836	340,697	3,712	74,166	642,153	629,209	75,514	1,351
Transfers between funds	196,946	2,145,120	126,104	(1,007,033)	20,142,846	(1,940,213)	3,122,386	(309,644)

Redemptions (notes 2 and 3)	(324,223)	(586,540)	(70,288)	(46,818)	(1,322,339)	(1,143,370)	(111,278)	(131,443)
Adjustments to maintain reserves	(1)	-	-	(2)	(4)	(2)	(1)	-

Net equity transactions	(95,442)	1,899,277	59,528	(979,687)	19,462,656	(2,454,376)	3,086,621	(439,736)

Net change in contract owners' equity	340,226	1,342,638	194,127	(1,370,094)	25,586,387	(2,870,718)	3,297,383	(861,531)

Contract owners' equity beginning of period	3,833,373	2,490,735	1,235,614	2,605,708	10,013,091	12,883,809	1,163,123	2,024,654

Contract owners' equity end of period	$4,173,599	3,833,373	1,429,741	1,235,614	35,599,478	10,013,091	4,460,506	1,163,123

CHANGES IN UNITS:
Beginning units	125,145	82,470	79,766	148,569	355,218	436,085	124,397	167,529

Units purchased	653,320	505,117	239,258	350,211	5,372,392	1,236,569	607,792	948,989
Units redeemed	(660,621)	(462,442)	(242,195)	(419,014)	(4,816,046)	(1,317,436)	(299,495)	(992,121)

Ending units	117,844	125,145	76,829	79,766	911,564	355,218	432,694	124,397

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROPHR		PROPM		PRORE		PRORRO
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$4,236	6,268	504	(8)	49,688	13,151	2,875	(18)
Realized gain (loss) on investments	(133,986)	36,998	437,409	(183,766)	155,982	(68,520)	(606,982)	89,273

Change in unrealized gain (loss) on
investments	152,950	(84,125)	101,185	29,267	73,667	(74,149)	131,817	(115,922)
Reinvested capital gains	61,728	13,769	-	-	173,853	48,340	68,847	-

Net increase (decrease) in contract
owners' equity resulting from
operations	84,928	(27,090)	539,098	(154,507)	453,190	(81,178)	(403,443)	(26,667)
Equity transactions:

Purchase payments received from contract
owners	37,198	3	24,167	806	61,925	216	19,098	56,304
Transfers between funds	956,722	(77,923)	557,457	574,394	2,260,204	508,430	(965,201)	2,144,386

Redemptions (notes 2 and 3)	(36,112)	(41,438)	(57,608)	(95,139)	(272,116)	(45,241)	(345,764)	(170,908)
Adjustments to maintain reserves	1	-	(4)	-	(1)	(4)	4	-

Net equity transactions	957,809	(119,358)	524,012	480,061	2,050,012	463,401	(1,291,863)	2,029,782

Net change in contract owners' equity	1,042,737	(146,448)	1,063,110	325,554	2,503,202	382,223	(1,695,306)	2,003,115

Contract owners' equity beginning of period	600,788	747,236	1,233,265	907,711	1,018,518	636,295	2,627,962	624,847

Contract owners' equity end of period	$1,643,525	600,788	2,296,375	1,233,265	3,521,720	1,018,518	932,656	2,627,962

CHANGES IN UNITS:
Beginning units	27,555	32,148	320,244	203,961	56,995	33,578	717,148	180,941

Units purchased	148,300	140,771	1,258,589	3,083,186	634,005	112,464	7,843,735	5,103,148
Units redeemed	(106,395)	(145,364)	(1,180,182)	(2,966,903)	(534,794)	(89,047)	(8,246,922)	(4,566,941)

Ending units	69,460	27,555	398,651	320,244	156,206	56,995	313,961	717,148

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROSCN		PROSEM		PROSIN		PROSN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,890	(96)	1,457	(9)	724	(9)	64	(8)
Realized gain (loss) on investments	165,367	(286,454)	(99,053)	(26,495)	(81,904)	19,502	151,022	(11,212)

Change in unrealized gain (loss) on
investments	262,233	(103,008)	(16,443)	(8,099)	(7,126)	1,118	(29,675)	2,237
Reinvested capital gains	84,210	163,228	24,002	-	3,536	-	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	514,700	(226,330)	(90,037)	(34,603)	(84,770)	20,611	121,411	(8,983)
Equity transactions:

Purchase payments received from contract
owners	31,710	103,406	1,534	32,601	4,786	31,980	19	32,150
Transfers between funds	726,635	9,531	(599,827)	778,484	(1,179,967)	1,306,365	(93,038)	186,080

Redemptions (notes 2 and 3)	(74,533)	(415,780)	(12,001)	(19,612)	(24,090)	(13,789)	(1,065)	(6,296)
Adjustments to maintain reserves	2	(2)	(1)	-	-	-	-	-

Net equity transactions	683,814	(302,845)	(610,295)	791,473	(1,199,271)	1,324,556	(94,084)	211,934

Net change in contract owners' equity	1,198,514	(529,175)	(700,332)	756,870	(1,284,041)	1,345,167	27,327	202,951

Contract owners' equity beginning of period	1,086,998	1,616,173	918,942	162,072	1,400,739	55,572	269,628	66,677

Contract owners' equity end of period	$2,285,512	1,086,998	218,610	918,942	116,698	1,400,739	296,955	269,628

CHANGES IN UNITS:
Beginning units	42,637	55,942	134,331	27,120	256,873	11,985	133,234	31,996

Units purchased	340,500	220,696	400,885	1,467,104	452,146	1,624,661	41,398,222	1,835,410
Units redeemed	(324,049)	(234,001)	(497,464)	(1,359,893)	(687,952)	(1,379,773)	(41,395,286)	(1,734,172)

Ending units	59,088	42,637	37,752	134,331	21,067	256,873	136,170	133,234

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROTEC		PROTEL		PROGVP		PROUN
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	(51)	14,963	21,842	24,082	20,498	-	(612)
Realized gain (loss) on investments	283,448	28,712	(34,778)	(61,355)	462,878	(327,710)	2,467,377	(6,751,821)

Change in unrealized gain (loss) on
investments	609,590	(354,785)	35,978	(42,539)	(149,788)	74,442	624,622	(403,972)
Reinvested capital gains	65,805	136,092	-	-	-	-	-	1,719,689

Net increase (decrease) in contract
owners' equity resulting from
operations	958,843	(190,032)	16,163	(82,052)	337,172	(232,770)	3,091,999	(5,436,716)
Equity transactions:

Purchase payments received from contract
owners	21,698	316,349	2,821	-	51,649	29,864	22,455	47,840
Transfers between funds	894,338	(60,843)	266,161	(294,093)	2,129,545	(218,338)	7,670,998	(27,560,959)

Redemptions (notes 2 and 3)	(308,696)	(199,798)	(79,243)	(12,554)	(578,644)	(404,844)	(451,569)	(469,597)
Adjustments to maintain reserves	(1)	(2)	(1)	-	38	42	(3)	(2)

Net equity transactions	607,339	55,706	189,738	(306,647)	1,602,588	(593,276)	7,241,881	(27,982,718)

Net change in contract owners' equity	1,566,182	(134,326)	205,901	(388,699)	1,939,760	(826,046)	10,333,880	(33,419,434)

Contract owners' equity beginning of period	2,798,290	2,932,616	312,935	701,634	1,338,532	2,164,578	3,017,711	36,437,145

Contract owners' equity end of period	$4,364,472	2,798,290	518,836	312,935	3,278,292	1,338,532	13,351,591	3,017,711

CHANGES IN UNITS:
Beginning units	106,850	109,409	21,619	41,151	81,006	123,893	69,584	480,183

Units purchased	472,944	308,826	173,577	124,446	2,706,225	4,779,857	2,897,672	8,725,592
Units redeemed	(461,708)	(311,385)	(163,965)	(143,978)	(2,619,412)	(4,822,744)	(2,857,588)	(9,136,191)

Ending units	118,086	106,850	31,231	21,619	167,819	81,006	109,668	69,584

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PROUTL		PVAR5B		PVAGIB		PVDIB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$59,221	44,874	-	6,757	44,513	58,149	194,072	417,754
Realized gain (loss) on investments	144,940	(379,070)	(20,613)	(2,304)	10,870	(56,149)	(6,358)	(227,366)

Change in unrealized gain (loss) on
investments	337,397	(120,005)	154,427	(253,295)	256,144	(16,867)	502,474	(272,574)
Reinvested capital gains	222,357	67,670	-	69,946	-	-	-	-

Net increase (decrease) in contract
owners' equity resulting from
operations	763,915	(386,531)	133,814	(178,896)	311,527	(14,867)	690,188	(82,186)
Equity transactions:

Purchase payments received from contract
owners	167,579	3,364	2,650	4,378	24,541	5,858	155,766	112,256
Transfers between funds	1,558,846	1,587,389	157,935	840,998	2,255,916	171,580	2,932,661	1,616,527

Redemptions (notes 2 and 3)	(305,991)	(164,680)	(194,305)	(75,381)	(180,784)	(292,140)	(470,161)	(944,363)
Adjustments to maintain reserves	(1)	-	(1)	-	2	2	7	(407)

Net equity transactions	1,420,433	1,426,073	(33,721)	769,995	2,099,675	(114,700)	2,618,273	784,013

Net change in contract owners' equity	2,184,348	1,039,542	100,093	591,099	2,411,202	(129,567)	3,308,461	701,827

Contract owners' equity beginning of period	3,334,894	2,295,352	2,414,357	1,823,258	2,012,297	2,141,864	5,801,610	5,099,783

Contract owners' equity end of period	$5,519,242	3,334,894	2,514,450	2,414,357	4,423,499	2,012,297	9,110,071	5,801,610

CHANGES IN UNITS:
Beginning units	154,215	108,476	225,511	156,952	180,826	189,533	455,559	394,276

Units purchased	592,516	1,052,954	79,403	102,978	243,863	121,238	537,963	1,104,585
Units redeemed	(538,418)	(1,007,215)	(82,036)	(34,419)	(73,911)	(129,945)	(351,219)	(1,043,302)

Ending units	208,313	154,215	222,878	225,511	350,778	180,826	642,303	455,559

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVEIB		PVHYB		PVIB		RWMVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$200,541	72,694	280,080	288,809	375,964	251,160	264,885	728,067
Realized gain (loss) on investments	86,338	179,048	78,170	(413,813)	336,342	(232,679)	(219,832)	373,840

Change in unrealized gain (loss) on investments	1,591,671	(1,570,672)	302,936	(152,167)	830,692	(39,067)	811,624	(1,343,579)
Reinvested capital gains	857,028	466,400	-	-	82,733	-	-	-

Net increase (decrease) in contract owners' equity
resulting from operations	2,735,578	(852,530)	661,186	(277,171)	1,625,731	(20,586)	856,677	(241,672)
Equity transactions:

Purchase payments received from contract owners	295,824	298,202	85,803	68,627	98,659	239,174	6,953	(724)
Transfers between funds	743,284	(44,943)	8,373,368	(2,314,764)	8,307,581	(3,403,144)	8,610,796	(3,541,838)

Redemptions (notes 2 and 3)	(755,722)	(683,371)	(958,461)	(474,497)	(1,170,151)	(588,477)	(1,827,723)	(1,274,463)
Adjustments to maintain reserves	(1)	(2)	2	(2)	9	(2)	9	2

Net equity transactions	283,385	(430,114)	7,500,712	(2,720,636)	7,236,098	(3,752,449)	6,790,035	(4,817,023)

Net change in contract owners' equity	3,018,963	(1,282,644)	8,161,898	(2,997,807)	8,861,829	(3,773,035)	7,646,712	(5,058,695)

Contract owners' equity beginning of period	9,411,253	10,693,897	1,919,547	4,917,354	8,436,473	12,209,508	6,302,194	11,360,889

Contract owners' equity end of period	$12,430,216	9,411,253	10,081,445	1,919,547	17,298,302	8,436,473	13,948,906	6,302,194

CHANGES IN UNITS:
Beginning units	412,970	428,971	130,562	321,616	627,580	910,317	561,583	987,960

Units purchased	103,670	121,261	1,974,457	1,071,595	1,043,945	662,858	1,035,937	313,792
Units redeemed	(97,565)	(137,262)	(1,505,598)	(1,262,649)	(521,772)	(945,595)	(459,512)	(740,169)

Ending units	419,075	412,970	599,421	130,562	1,149,753	627,580	1,138,008	561,583

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RWMVN		ROCMC		ROCSC		RLVLBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$56,165	1,023,930	(262)	(563)	54,199	63,298	8,061	28,177
Realized gain (loss) on investments	(868,134)	(94,706)	(311,463)	(2,846)	3,083	(6,770)	(102)	(31)

Change in unrealized gain (loss) on investments	1,396,855	(1,209,231)	488,679	(439,508)	322,050	(874,708)	59,459	(82,832)
Reinvested capital gains	-	-	340,773	149,536	979,090	104,760	9,344	20,893

Net increase (decrease) in contract
owners' equity resulting from operations	584,886	(280,007)	517,727	(293,381)	1,358,422	(713,420)	76,762	(33,793)
Equity transactions:

Purchase payments received from contract
owners	182,851	590,508	12,047	37,719	133,064	401,322	-	989
Transfers between funds	(4,056,275)	383,337	1,509,041	451,539	(194,364)	(435,712)	-	(56,689)

Redemptions (notes 2 and 3)	(1,326,540)	(1,351,497)	(237,768)	(62,469)	(373,001)	(1,306,966)	(1,481)	(198,435)
Adjustments to maintain reserves	(5)	-	-	-	(1)	4	(1)	-

Net equity transactions	(5,199,969)	(377,652)	1,283,320	426,789	(434,302)	(1,341,352)	(1,482)	(254,135)

Net change in contract owners' equity	(4,615,083)	(657,659)	1,801,047	133,408	924,120	(2,054,772)	75,280	(287,928)

Contract owners' equity beginning of period	9,121,092	9,778,751	2,871,744	2,738,336	7,497,927	9,552,699	467,232	755,160

Contract owners' equity end of period	$4,506,009	9,121,092	4,672,791	2,871,744	8,422,047	7,497,927	542,512	467,232

CHANGES IN UNITS:
Beginning units	839,500	874,027	152,989	128,278	321,600	370,842	34,588	52,104

Units purchased	110,897	459,887	139,772	63,902	53,545	108,863	4	13,450
Units redeemed	(568,746)	(494,414)	(86,548)	(39,191)	(69,239)	(158,105)	(104)	(30,966)

Ending units	381,651	839,500	206,213	152,989	305,906	321,600	34,488	34,588

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RLVLEG		RLVGRE		RLVIDM		RLVLMS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$589	12,422	21,498	22,762	3,066	2,057	4,243	15,384
Realized gain (loss) on investments	28	228	5,394	(14,930)	100	365	(83)	(930)

Change in unrealized gain (loss) on investments	29,837	(46,983)	61,848	(39,539)	17,373	(30,175)	28,178	(34,571)
Reinvested capital gains	14,512	10,867	-	621	-	9,381	8,114	2,970

Net increase (decrease) in contract owners' equity resulting from
operations	44,966	(23,466)	88,740	(31,086)	20,539	(18,372)	40,452	(17,147)
Equity transactions:

Purchase payments received from contract owners	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(87,331)	(205,365)	-	-	-	(14,445)

Redemptions (notes 2 and 3)	(2,132)	(2,247)	(684)	(859)	(1,792)	(2,071)	(1,180)	(1,330)
Adjustments to maintain reserves	-	-	-	-	(1)	-	-	-

Net equity transactions	(2,132)	(2,247)	(88,015)	(206,224)	(1,793)	(2,071)	(1,180)	(15,775)

Net change in contract owners' equity	42,834	(25,713)	725	(237,310)	18,746	(20,443)	39,272	(32,922)

Contract owners' equity beginning of period	224,584	250,297	422,018	659,328	104,990	125,433	323,056	355,978

Contract owners' equity end of period	$267,418	224,584	422,743	422,018	123,736	104,990	362,328	323,056

CHANGES IN UNITS:
Beginning units	16,077	16,224	29,668	43,700	8,827	8,977	24,691	25,868

Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(136)	(147)	(5,236)	(14,032)	(137)	(150)	(85)	(1,177)

Ending units	15,941	16,077	24,432	29,668	8,690	8,827	24,606	24,691

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	RLVSB		RLVUSC		RLVUSE		SIVMS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$6,998	5,130	132	112	1,739	2,297	51,792	39,438
Realized gain (loss) on investments	3	(853)	(32)	7	(253)	1,517	23,394	7,501

Change in unrealized gain (loss) on investments	11,711	(6,925)	4,175	(6,656)	30,670	(47,923)	112,993	(185,394)
Reinvested capital gains	3,365	-	367	3,797	9,023	30,568	51,548	63,265

Net increase (decrease) in contract owners' equity resulting
from operations	22,077	(2,648)	4,642	(2,740)	41,179	(13,541)	239,727	(75,190)
Equity transactions:

Purchase payments received from contract owners	-	-	-	-	-	-	-	80,323
Transfers between funds	-	(29,975)	-	-	-	-	(19,824)	(149,654)

Redemptions (notes 2 and 3)	(540)	(2,514)	(167)	(239)	(1,148)	(59,916)	(419,239)	(87,350)
Adjustments to maintain reserves	(2)	-	(1)	-	-	-	-	-

Net equity transactions	(542)	(32,489)	(168)	(239)	(1,148)	(59,916)	(439,063)	(156,681)

Net change in contract owners' equity	21,535	(35,137)	4,474	(2,979)	40,031	(73,457)	(199,336)	(231,871)

Contract owners' equity beginning of period	240,427	275,564	20,204	23,183	136,677	210,134	1,857,736	2,089,607

Contract owners' equity end of period	$261,962	240,427	24,678	20,204	176,708	136,677	1,658,400	1,857,736

CHANGES IN UNITS:
Beginning units	19,689	22,383	1,263	1,276	7,186	9,983	160,554	173,578

Units purchased	-	-	-	-	-	-	9,046	21,949
Units redeemed	(42)	(2,694)	(10)	(13)	(53)	(2,797)	(43,541)	(34,973)

Ending units	19,647	19,689	1,253	1,263	7,133	7,186	126,059	160,554

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SIVMP2		SIVMG2		SIVDS2		SIVCS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$27,418	24,407	92,836	61,017	21,433	14,790	39,355	23,448
Realized gain (loss) on investments	64,729	4,828	832	7,167	(1,668)	(357)	4,857	2,053

Change in unrealized gain (loss) on
investments	79,931	(147,660)	342,812	(309,907)	35,916	(30,412)	71,851	(70,247)
Reinvested capital gains	28,602	-	58,982	20,758	2,856	7,242	17,547	18,410

Net increase (decrease) in contract
owners' equity resulting from
operations	200,680	(118,425)	495,462	(220,965)	58,537	(8,737)	133,610	(26,336)
Equity transactions:

Purchase payments received from contract
owners	59,305	135,300	118,935	142,430	-	26,969	-	(24)
Transfers between funds	186,286	28,370	85,425	255,387	298,416	38,961	313,233	67,167

Redemptions (notes 2 and 3)	(438,623)	(30,830)	(42,675)	(209,758)	(330,427)	(34,975)	(176,088)	(100,025)
Adjustments to maintain reserves	-	-	-	-	2	-	(2)	-

Net equity transactions	(193,032)	132,840	161,685	188,059	(32,009)	30,955	137,143	(32,882)

Net change in contract owners' equity	7,648	14,415	657,147	(32,906)	26,528	22,218	270,753	(59,218)

Contract owners' equity beginning of period	1,045,937	1,031,522	2,600,434	2,633,340	1,068,696	1,046,478	1,306,773	1,365,991

Contract owners' equity end of period	$1,053,585	1,045,937	3,257,581	2,600,434	1,095,224	1,068,696	1,577,526	1,306,773

CHANGES IN UNITS:
Beginning units	87,826	77,833	229,073	210,265	101,198	98,429	118,552	121,023

Units purchased	20,090	12,435	16,475	36,394	33,654	26,663	49,124	21,021
Units redeemed	(33,932)	(2,442)	(4,202)	(17,586)	(37,136)	(23,894)	(36,992)	(23,492)

Ending units	73,984	87,826	241,346	229,073	97,716	101,198	130,684	118,552

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	SIVBS2		TRBCG2		TREI2		TRHS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$52,036	16,624	-	(1,587)	352,481	266,295	-	(517)
Realized gain (loss) on
investments	12,417	16,821	4,444,044	10,046,155	(127,271)	161,748	320,785	1,678,120

Change in unrealized gain (loss)
on investments	62,752	(89,289)	11,444,386	(11,375,552)	2,385,379	(3,222,941)	4,086,030	(3,392,319)
Reinvested capital gains	12,809	8,364	2,092,928	1,956,912	1,141,440	1,343,332	1,161,331	1,254,506

Net increase (decrease) in
contract owners' equity
resulting from operations	140,014	(47,480)	17,981,358	625,928	3,752,029	(1,451,566)	5,568,146	(460,210)
Equity transactions:

Purchase payments received from
contract owners	1,110,947	67,254	1,723,068	2,048,328	251,584	428,692	498,489	497,363
Transfers between funds	305,425	15,482	8,751,321	3,825,145	2,269,808	428,233	1,625,909	3,470,093

Redemptions (notes 2 and 3)	(285,223)	(122,714)	(4,386,492)	(3,995,333)	(777,633)	(782,767)	(1,156,467)	(1,606,995)
Adjustments to maintain reserves	1	-	1	2	(1)	(4)	(2)	(7)

Net equity transactions	1,131,150	(39,978)	6,087,898	1,878,142	1,743,758	74,154	967,929	2,360,454

Net change in contract owners' equity	1,271,164	(87,458)	24,069,256	2,504,070	5,495,787	(1,377,412)	6,536,075	1,900,244

Contract owners' equity beginning of
period	658,377	745,835	56,065,487	53,561,417	13,416,948	14,794,360	20,097,361	18,197,117

Contract owners' equity end of period	$1,929,541	658,377	80,134,743	56,065,487	18,912,735	13,416,948	26,633,436	20,097,361

CHANGES IN UNITS:
Beginning units	57,936	61,300	1,836,288	1,723,183	693,842	690,923	421,861	387,262

Units purchased	117,229	17,440	898,134	1,460,632	285,059	225,272	355,891	501,263
Units redeemed	(30,114)	(20,804)	(704,822)	(1,347,527)	(203,461)	(222,353)	(316,301)	(466,664)

Ending units	145,051	57,936	2,029,600	1,836,288	775,440	693,842	461,451	421,861

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	TRLT2		TAVV		TPVCGP		TPVSGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$272,001	180,465	5,045	40,185	11,745	15,852	9,020	16,377
Realized gain (loss) on investments	68,269	(110,208)	(41,325)	56,619	20,401	(18,375)	27,907	26,991

Change in unrealized gain (loss) on
investments	138,014	50,458	209,052	(538,098)	93,602	(114,568)	173,081	(226,504)
Reinvested capital gains	-	-	-	-	41,755	-	12,183	-

Net increase (decrease) in
contract owners' equity
resulting from operations	478,284	120,715	172,772	(441,294)	167,503	(117,091)	222,191	(183,136)
Equity transactions:

Purchase payments received from
contract owners	998,024	299,901	15,480	15,078	7,067	13,181	383	19,008
Transfers between funds	1,022,771	8,624,832	(105,154)	(118,865)	494,144	22,029	111,241	(292,353)

Redemptions (notes 2 and 3)	(1,188,599)	(1,534,379)	(105,764)	(56,596)	(153,375)	(260,123)	(254,948)	(575,496)
Adjustments to maintain reserves	(7)	(3)	(1)	-	2	-	-	-

Net equity transactions	832,189	7,390,351	(195,439)	(160,383)	347,838	(224,913)	(143,324)	(848,841)

Net change in contract owners' equity	1,310,473	7,511,066	(22,667)	(601,677)	515,341	(342,004)	78,867	(1,031,977)

Contract owners' equity beginning of period	14,422,509	6,911,443	1,723,559	2,325,236	892,593	1,234,597	1,198,335	2,230,312

Contract owners' equity end of period	$15,732,982	14,422,509	1,700,892	1,723,559	1,407,934	892,593	1,277,202	1,198,335

CHANGES IN UNITS:
Beginning units	1,171,642	563,823	119,984	128,946	68,167	86,019	88,304	144,789

Units purchased	793,824	1,488,321	22,294	17,020	172,714	69,115	14,980	8,754
Units redeemed	(740,691)	(880,502)	(36,944)	(25,982)	(147,932)	(86,967)	(24,711)	(65,239)

Ending units	1,224,775	1,171,642	105,334	119,984	92,949	68,167	78,573	88,304

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVGGS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$-	110,189	4,030	100,777	123,032	76,241	(7)	(32)
Realized gain (loss) on investments	857,322	(424,028)	6,517	(156,558)	(614,299)	3,589,421	(478,260)	(163,928)

Change in unrealized gain (loss) on
investments	696,653	(211,580)	133,523	(49,426)	6,834,618	(10,629,407)	766,478	(946,204)
Reinvested capital gains	-	-	-	-	612,003	-	-	-

Net increase (decrease) in
contract owners' equity
resulting from operations	1,553,975	(525,419)	144,070	(105,207)	6,955,354	(6,963,745)	288,211	(1,110,164)
Equity transactions:

Purchase payments received from
contract owners	143,906	24,706	50,060	4,681	727,633	925,714	95,981	102,588
Transfers between funds	1,196,749	33,722	678,580	(57,774)	2,710,704	(2,358,507)	270,580	(235,665)

Redemptions (notes 2 and 3)	(183,481)	(121,580)	(53,457)	(175,937)	(1,145,938)	(1,204,385)	(105,316)	(244,237)
Adjustments to maintain reserves	(1)	-	(1)	-	2	(2)	-	2

Net equity transactions	1,157,173	(63,152)	675,182	(229,030)	2,292,401	(2,637,180)	261,245	(377,312)

Net change in contract owners' equity	2,711,148	(588,571)	819,252	(334,237)	9,247,755	(9,600,925)	549,456	(1,487,476)

Contract owners' equity beginning of period	3,241,456	3,830,027	1,079,703	1,413,940	22,768,746	32,369,671	2,430,521	3,917,997

Contract owners' equity end of period	$5,952,604	3,241,456	1,898,955	1,079,703	32,016,501	22,768,746	2,979,977	2,430,521

CHANGES IN UNITS:
Beginning units	426,045	425,208	78,830	96,725	913,250	990,261	160,259	185,101

Units purchased	1,078,544	800,102	127,256	121,843	703,990	700,985	132,565	208,505
Units redeemed	(940,328)	(799,265)	(82,672)	(139,738)	(629,120)	(777,996)	(116,701)	(233,347)

Ending units	564,261	426,045	123,414	78,830	988,120	913,250	176,123	160,259

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVCA		VVMA		VVB		VVCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$(4,580)	-	(3,793)	-	2,642,640	1,863,238	341,478	233,154
Realized gain (loss) on investments	1,212	-	44,066	-	832,565	394,148	2,817,828	3,749,805

Change in unrealized gain (loss) on investments	154,059	-	105,367	-	13,377,946	(10,529,938)	5,755,389	(5,624,905)
Reinvested capital gains	-	-	-	-	5,910,220	4,434,863	1,132,581	1,041,213

Net increase (decrease) in contract owners' equity
resulting from operations	150,691	-	145,640	-	22,763,371	(3,837,689)	10,047,276	(600,733)
Equity transactions:

Purchase payments received from contract owners	617,919	-	70,206	-	2,636,523	2,893,993	1,796,543	1,316,490
Transfers between funds	4,627,898	-	3,222,122	-	26,237,195	14,209,431	9,587,703	1,989,340

Redemptions (notes 2 and 3)	(35,922)	-	(151,736)	-	(8,155,428)	(5,117,021)	(3,388,131)	(2,911,859)
Adjustments to maintain reserves	(1)	-	-	-	(23)	42	(37)	1

Net equity transactions	5,209,894	-	3,140,592	-	20,718,267	11,986,445	7,996,078	393,972

Net change in contract owners' equity	5,360,585	-	3,286,232	-	43,481,638	8,148,756	18,043,354	(206,761)

Contract owners' equity beginning of period	-	-	-	-	94,417,459	86,268,703	33,609,965	33,816,726

Contract owners' equity end of period	$5,360,585	-	3,286,232	-	137,899,097	94,417,459	51,653,319	33,609,965

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,482,982	5,617,273	1,783,793	1,749,199

Units purchased	531,461	-	538,946	-	2,928,030	2,605,122	1,424,840	971,063
Units redeemed	(30,384)	-	(234,378)	-	(1,618,572)	(1,739,413)	(986,570)	(936,469)

Ending units	501,077	-	304,568	-	7,792,440	6,482,982	2,222,063	1,783,793

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVDV		VVEI		VVEIX		VVG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$396,279	356,269	2,508,750	1,835,534	3,092,581	1,928,220	40,575	1,406
Realized gain (loss) on investments	(343,947)	(160,632)	669,654	1,795,230	6,539,250	4,794,912	1,506,926	2,125,397

Change in unrealized gain (loss) on investments	2,832,126	(2,291,816)	15,561,013	(14,826,934)	39,715,748	(18,754,416)	7,749,050	(4,904,057)
Reinvested capital gains	881,955	773,797	6,730,220	5,332,652	4,841,922	2,285,432	5,539,429	1,798,155

Net increase (decrease) in contract owners' equity
resulting from operations	3,766,413	(1,322,382)	25,469,637	(5,863,518)	54,189,501	(9,745,852)	14,835,980	(979,099)
Equity transactions:

Purchase payments received from contract owners	1,138,328	739,160	2,551,041	1,517,638	8,965,589	5,094,974	2,825,335	1,409,221
Transfers between funds	1,626,457	(696,967)	27,755,932	23,216,421	35,791,003	43,461,418	13,700,414	11,707,569

Redemptions (notes 2 and 3)	(918,480)	(667,500)	(5,900,980)	(3,662,935)	(10,379,765)	(5,860,328)	(3,205,737)	(5,543,904)
Adjustments to maintain reserves	(5)	(7)	(47)	9	(45)	(27)	(17)	(6)

Net equity transactions	1,846,300	(625,314)	24,405,946	21,071,133	34,376,782	42,696,037	13,319,995	7,572,880

Net change in contract owners' equity	5,612,713	(1,947,696)	49,875,583	15,207,615	88,566,283	32,950,185	28,155,975	6,593,781

Contract owners' equity beginning of period	14,100,429	16,048,125	95,620,725	80,413,110	161,865,020	128,914,835	40,943,384	34,349,603

Contract owners' equity end of period	$19,713,142	14,100,429	145,496,308	95,620,725	250,431,303	161,865,020	69,099,359	40,943,384

CHANGES IN UNITS:
Beginning units	1,074,494	1,046,543	5,391,126	4,099,046	10,369,630	7,627,408	2,387,310	1,926,007

Units purchased	736,429	495,500	2,933,892	3,141,878	5,105,408	5,540,378	1,495,148	1,486,724
Units redeemed	(582,141)	(467,549)	(1,389,519)	(1,849,798)	(3,060,332)	(2,798,156)	(786,283)	(1,025,421)

Ending units	1,228,782	1,074,494	6,935,499	5,391,126	12,414,706	10,369,630	3,096,175	2,387,310

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVGBI		VVHYB		VVI		VVMCI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$(11,349)	-	2,556,612	1,899,662	1,549,785	554,423	973,711	614,109
Realized gain (loss) on investments	1,891	-	(148,820)	389,375	4,731,290	3,315,431	286,878	405,271

Change in unrealized gain (loss) on
investments	135,113	-	3,933,302	(3,573,270)	25,727,263	(24,659,207)	14,767,803	(11,882,380)
Reinvested capital gains	-	-	-	-	4,190,115	2,956,297	6,241,764	3,226,216

Net increase (decrease) in
contract owners' equity
resulting from operations	125,655	-	6,341,094	(1,284,233)	36,198,453	(17,833,056)	22,270,156	(7,636,784)
Equity transactions:

Purchase payments received from
contract owners	260,211	-	1,337,229	1,386,802	4,642,667	5,371,623	3,974,517	2,412,500
Transfers between funds	9,523,162	-	11,821,601	1,494,495	10,708,178	31,233,374	18,112,347	14,994,089

Redemptions (notes 2 and 3)	(83,024)	-	(2,618,097)	(4,056,615)	(7,540,954)	(5,036,756)	(4,183,719)	(2,602,071)
Adjustments to maintain reserves	3	-	5	6	(118)	7	(10)	18

Net equity transactions	9,700,352	-	10,540,738	(1,175,312)	7,809,773	31,568,248	17,903,135	14,804,536

Net change in contract owners' equity	9,826,007	-	16,881,832	(2,459,545)	44,008,226	13,735,192	40,173,291	7,167,752

Contract owners' equity beginning of
period	-	-	38,231,895	40,691,440	115,371,327	101,636,135	67,597,613	60,429,861

Contract owners' equity end of period	$9,826,007	-	55,113,727	38,231,895	159,379,553	115,371,327	107,770,904	67,597,613

CHANGES IN UNITS:
Beginning units	-	-	3,021,395	3,051,091	9,477,725	7,206,991	4,473,476	3,449,896

Units purchased	961,919	-	2,575,836	1,713,817	3,453,154	4,762,468	2,210,348	2,122,428
Units redeemed	(25,766)	-	(1,774,561)	(1,743,513)	(2,900,831)	(2,491,734)	(1,064,709)	(1,098,848)

Ending units	936,153	-	3,822,670	3,021,395	10,030,048	9,477,725	5,619,115	4,473,476

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVREI		VVSTC		VVSCG		VVHGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$2,038,901	1,594,514	5,011,140	2,277,797	97,016	34,497	6,034,214	4,056,402
Realized gain (loss) on investments	(927,334)	(1,029,012)	151,629	(221,335)	(416,622)	1,392,096	(459,964)	(1,020,863)

Change in unrealized gain (loss) on investments	15,051,273	(6,889,999)	6,454,857	(385,827)	4,974,456	(8,930,145)	16,976,266	(3,378,856)
Reinvested capital gains	4,080,044	2,134,897	-	-	4,296,940	3,718,854	-	391,515

Net increase (decrease) in contract owners' equity
resulting from operations	20,242,884	(4,189,600)	11,617,626	1,670,635	8,951,790	(3,784,698)	22,550,516	48,198
Equity transactions:

Purchase payments received from contract owners	1,762,949	1,086,196	7,771,326	4,573,281	571,582	1,480,620	9,814,053	8,542,459
Transfers between funds	14,786,546	11,520,216	40,914,645	67,134,401	(5,798,475)	7,460,849	83,998,937	60,656,662

Redemptions (notes 2 and 3)	(5,278,073)	(2,671,427)	(10,614,089)	(10,801,916)	(1,858,149)	(2,927,021)	(20,060,567)	(10,831,688)
Adjustments to maintain reserves	-	3	70	32	(6)	2	(25)	18

Net equity transactions	11,271,422	9,934,988	38,071,952	60,905,798	(7,085,048)	6,014,450	73,752,398	58,367,451

Net change in contract owners' equity	31,514,306	5,745,388	49,689,578	62,576,433	1,866,742	2,229,752	96,302,914	58,415,649

Contract owners' equity beginning of period	67,848,691	62,103,303	203,042,793	140,466,360	34,884,842	32,655,090	244,123,379	185,707,730

Contract owners' equity end of period	$99,362,997	67,848,691	252,732,371	203,042,793	36,751,584	34,884,842	340,426,293	244,123,379

CHANGES IN UNITS:
Beginning units	4,174,392	3,483,170	18,027,207	12,311,442	2,332,938	1,945,939	21,040,946	15,604,269

Units purchased	2,022,956	2,080,708	7,791,807	9,393,625	385,263	1,389,699	13,777,655	10,462,846
Units redeemed	(1,300,455)	(1,389,486)	(4,373,769)	(3,677,860)	(797,564)	(1,002,700)	(7,572,664)	(5,026,169)

Ending units	4,896,893	4,174,392	21,445,245	18,027,207	1,920,637	2,332,938	27,245,937	21,040,946

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY YEARS ENDED DECEMBER 31, 2019 AND 2018

	VVTISI
	2019	2018
Investment activity:

Net investment income (loss)	$(23,868)	-
Realized gain (loss) on investments	1,236	-
Change in unrealized gain (loss) on
investments	1,542,052	-
Reinvested capital gains	-	-
Net increase (decrease) in contract

owners' equity resulting from
operations	1,519,420	-
Equity transactions:

Purchase payments received from contract
owners	809,273	-
Transfers between funds	19,182,043	-
Redemptions (notes 2 and 3)	(348,714)	-
Adjustments to maintain reserves	(2)	-
VVTSM		VRVDIA		VRVDRA
2019	2018	2019	2018	2019	2018

2,531,475	2,007,932	11,228	44,330	95,617	78,340
4,350,259	2,857,908	(714)	(188,894)	(204,473)	(378,827)
41,518,533	(21,935,494)	196,879	(109,672)	758,212	(368,614)
5,568,661	6,264,022	-	-	572,875	361,623

53,968,928	(10,805,632)	207,393	(254,236)	1,222,231	(307,478)

6,233,123	7,311,788	-	3,828	88,044	100,248
44,030,976	28,637,590	186,926	(126,781)	487,311	520,213
(11,197,154)	(6,738,420)	(39,779)	(114,103)	(411,347)	(244,309)
(16)	(17)	2	-	-	2
Net equity transactions	19,642,600	-	39,066,929	29,210,941	147,149	(237,056)	164,008	376,154

Net change in contract owners' equity	21,162,020	-	93,035,857	18,405,309	354,542	(491,292)	1,386,239	68,676

Contract owners' equity beginning of period	-	-	164,536,673	146,131,364	1,095,480	1,586,772	4,584,123	4,515,447

Contract owners' equity end of period	$ 21,162,020	-	257,572,530	164,536,673	1,450,022	1,095,480	5,970,362	4,584,123

CHANGES IN UNITS:
Beginning units	-	-	10,624,527	8,617,621	105,013	126,762	255,859	235,397

Units purchased	2,065,720	-	5,074,075	4,256,393	20,548	78,999	122,833	101,993
Units redeemed	(98,274)	-	(2,725,721)	(2,249,487)	(8,300)	(100,748)	(114,641)	(81,531)

Ending units	1,967,446	-	12,972,881	10,624,527	117,261	105,013	264,051	255,859

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VRVNMA		SVDF		SVOF		MGRFV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$405,893	383,250	(1,903)	(1,891)	3,059	2,031	245,095	136,470
Realized gain (loss) on
investments	(48,371)	(117,512)	231,970	222,155	27,577	(1,125)	358,728	35,047

Change in unrealized gain (loss)
on investments	604,598	(574,180)	526,434	(1,182,736)	139,268	(182,003)	(352,886)	643,835
Reinvested capital gains	-	-	1,371,919	614,168	122,042	102,517	1,084,112	218,750

Net increase (decrease) in
contract owners' equity
resulting from operations	962,120	(308,442)	2,128,420	(348,304)	291,946	(78,580)	1,335,049	1,034,102
Equity transactions:

Purchase payments received from
contract owners	270,212	284,560	77,193	83,712	3,681	25,003	373,169	173,341
Transfers between funds	1,660,160	(3,860,800)	3,825,476	(11,469)	(26,011)	9,520	2,243,780	8,537,658

Redemptions (notes 2 and 3)	(869,582)	(762,939)	(568,813)	(316,983)	(210,658)	(11,558)	(959,586)	(1,651,195)
Adjustments to maintain reserves	8	2	(1)	4	(3)	2	2	7

Net equity transactions	1,060,798	(4,339,177)	3,333,855	(244,736)	(232,991)	22,967	1,657,365	7,059,811

Net change in contract owners' equity	2,022,918	(4,647,619)	5,462,275	(593,040)	58,955	(55,613)	2,992,414	8,093,913

Contract owners' equity beginning of
period	9,108,449	13,756,068	4,596,110	5,189,150	981,679	1,037,292	21,400,453	13,306,540

Contract owners' equity end of period	$11,131,367	9,108,449	10,058,385	4,596,110	1,040,634	981,679	24,392,867	21,400,453

CHANGES IN UNITS:
Beginning units	676,032	992,580	121,519	122,973	34,158	33,513	1,704,247	1,134,357

Units purchased	257,189	178,665	471,459	35,836	2,925	9,234	599,113	1,164,511
Units redeemed	(185,962)	(495,213)	(405,389)	(37,290)	(9,539)	(8,589)	(473,314)	(594,621)

Ending units	747,259	676,032	187,589	121,519	27,544	34,158	1,830,046	1,704,247

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMTP		JGUBSV		LOIOVC		LOVCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$67,579	18,747	3,130	20,365	33,162	66,168	356	451
Realized gain (loss) on investments	(494,514)	(57,876)	(22,578)	(41,686)	(2,043,742)	(173,736)	(18,561)	(2,048)

Change in unrealized gain (loss) on investments	96,138	(119,141)	14,966	2,533	2,576,418	(2,768,868)	15,429	(10,504)
Reinvested capital gains	724,950	167,109	-	-	-	882,163	12,845	9,742

Net increase (decrease) in contract
owners' equity resulting from operations	394,153	8,839	(4,482)	(18,788)	565,838	(1,994,273)	10,069	(2,359)
Equity transactions:

Purchase payments received from
contract owners	17,955	6,195	-	16,663	38,056	271,027	-	-
Transfers between funds	(2,243,533)	1,209,102	(605,384)	42,974	(6,212,463)	(1,264,851)	(63,948)	(31,429)

Redemptions (notes 2 and 3)	(121,424)	(132,177)	(8,442)	(7,419)	(148,124)	(559,811)	(31)	(117)
Adjustments to maintain reserves	5	-	-	-	1	(2)	-	-

Net equity transactions	(2,346,997)	1,083,120	(613,826)	52,218	(6,322,530)	(1,553,637)	(63,979)	(31,546)

Net change in contract owners' equity	(1,952,844)	1,091,959	(618,308)	33,430	(5,756,692)	(3,547,910)	(53,910)	(33,905)

Contract owners' equity beginning of period	1,952,844	860,885	618,308	584,878	5,756,692	9,304,602	53,910	87,815

Contract owners' equity end of period	$-	1,952,844	-	618,308	-	5,756,692	-	53,910

CHANGES IN UNITS:
Beginning units	86,074	35,735	61,904	56,357	502,246	612,269	3,024	4,542

Units purchased	149,899	288,531	6	94,242	86,108	284,386	-	-
Units redeemed	(235,973)	(238,192)	(61,910)	(88,695)	(588,354)	(394,409)	(3,024)	(1,518)

Ending units	-	86,074	-	61,904	-	502,246	-	3,024

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LZRUSE		OVGMAS		TTVMP2			BVIAS3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$6	286	11,702	1,243	52,520	77,215	-	(62)
Realized gain (loss) on investments	6,686	20,830	(20,749)	(1,401)	(553,114)	(196,746)	-	95,272

Change in unrealized gain (loss) on investments	4,222	(21,760)	48,323	(42,276)	1,710,144	(1,655,154)	-	(59,673)
Reinvested capital gains	193	4,076	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from
operations	11,107	3,432	39,276	(42,434)	1,209,550	(1,774,685)	-	35,537
Equity transactions:

Purchase payments received from contract owners	-	-	-	16,478	254	19,229	-	57,548
Transfers between funds	(46,251)	(94,411)	(1,121,936)	425,428	(9,073,847)	3,070,817	-	(2,817,312)

Redemptions (notes 2 and 3)	-	(45,839)	(50,359)	(14,919)	(52,011)	(324,046)	-	(189,257)
Adjustments to maintain reserves	(1)	-	-	-	1,615	1	-	-

Net equity transactions	(46,252)	(140,250)	(1,172,295)	426,987	(9,123,989)	2,766,001	-	(2,949,021)

Net change in contract owners' equity	(35,145)	(136,818)	(1,133,019)	384,553	(7,914,439)	991,316	-	(2,913,484)

Contract owners' equity beginning of period	35,145	171,963	1,133,019	748,466	7,914,439	6,923,123	-	2,913,484

Contract owners' equity end of period	$-	35,145	-	1,133,019	-	7,914,439	-	-

CHANGES IN UNITS:
Beginning units	1,511	7,148	117,746	75,204	1,064,181	787,935	-	258,239

Units purchased	-	183	5,081	52,083	40,758	966,612	-	116,756
Units redeemed	(1,511)	(5,820)	(122,827)	(9,541)	(1,104,939)	(690,366)	-	(374,995)

Ending units	-	1,511	-	117,746	-	1,064,181	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BVIDI3			GVSIA	GVSLCA		JGAMSV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$ -	-	-	1,111	-	-	-	220
Realized gain (loss) on investments	-	(21,516)	-	(57,556)	-	2,240	-	2,357

Change in unrealized gain (loss) on investments	-	6,778	-	66,220	-	(2,108)	-	(2,356)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	(14,738)	-	9,775	-	132	-	221
Equity transactions:

Purchase payments received from contract owners	-	800	-	-	-	-	-	-
Transfers between funds	-	(858,754)	-	(2,160,117)	-	(7,092)	-	(22,661)

Redemptions (notes 2 and 3)	-	(6,073)	-	(3,426)	-	(50)	-	(5)
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(864,027)	-	(2,163,543)	-	(7,142)	-	(22,666)

Net change in contract owners' equity	-	(878,765)	-	(2,153,768)	-	(7,010)	-	(22,445)

Contract owners' equity beginning of period	-	878,765	-	2,153,768	-	7,010	-	22,445
Contract owners' equity end of period	$ -	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	85,818	-	220,959	-	293	-	1,564

Units purchased	-	2,635	-	54,276	-	-	-	-
Units redeemed	-	(88,453)	-	(275,235)	-	(293)	-	(1,564)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOVATC		VRVETA		WSV15		WSV35
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:

Net investment income (loss)	$ -	-	-	179	-	1,264	-	611
Realized gain (loss) on investments	-	(46)	-	(26,359)	-	(11,410)	-	(3,695)

Change in unrealized gain (loss) on investments	-	46	-	(95,752)	-	5,393	-	(1,114)
Reinvested capital gains	-	-	-	144,168	-	3,015	-	2,411

Net increase (decrease) in contract owners' equity resulting from operations	-	-	-	22,236	-	(1,738)	-	(1,787)
Equity transactions:

Purchase payments received from contract owners	-	-	-	7,499	-	-	-	-
Transfers between funds	-	(45,459)	-	(753,880)	-	(47,664)	-	(32,074)

Redemptions (notes 2 and 3)	-	8	-	(2,057)	-	(751)	-	(22)
Adjustments to maintain reserves	-	-	-	-	-	-	-	-

Net equity transactions	-	(45,451)	-	(748,438)	-	(48,415)	-	(32,096)

Net change in contract owners' equity	-	(45,451)	-	(726,202)	-	(50,153)	-	(33,883)

Contract owners' equity beginning of period	-	45,451	-	726,202	-	50,153	-	33,883

Contract owners' equity end of period	$ -	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	44,475	-	3,557	-	2,166

Units purchased	-	-	-	3,600	-	-	-	-
Units redeemed	-	-	-	(48,075)	-	(3,557)	-	(2,166)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(1)Background and Summary of Significant Accounting Policies

(a)Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Small Cap Growth (AASCO)

ALLIANCE VAR PRODUCTS SERIES

AB Small Cap Growth Class B (ABSCGB)

AB International Growth Class B (ABIGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)

AMERICAN CENTURY VARIABLE PORT

American Century VP Large Company Value I (ACVLVI)

American Century VP Balanced - Class I (ACVB)

American Century VP Income & Growth I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP International I (ACVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Mortgage Class 4 (AMVM4)

American Funds Mngd Rsk International P-2 (AVRIP2)

American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)

American Funds Mngd Rsk Growth Class P-2 (AVRGP2)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

American Funds High-Income Bond Class 4 (AMVHI4) American Funds Growth-Income Class 4 (AMVGI4) American Funds Growth Class 4 (AMVGR4) American Funds Global Bond Class 4 (AMVGB4) American Funds Bond Class 4 (AMVBD4)

American Funds Asset Allocation Class 4 (AMVAA4) American Funds Global Small Cap Class 4 (AMVGS4)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds International Class 4 (AMVI4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds New World (AMVNW4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds Global Growth Class 4 (AMVGG4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Capital Income Builder Class 4 (AMVCB4)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

Amundi Pioneer High Yield VCT Class II (PIHYB2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon International Value (DVIV)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Strategic Income 2 (CLVSI2)

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Small Cap Value (CLVSV1)

CVP Select Large Cap Value (CLVLV1)

CVP AQR Managed Futures Strategy (CLVQF2)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA Global Bond (DFVGB)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED INSURANCE SERIES

Federated Kaufmann II (FVK2S)

Federated Managed Volatility II (FVU2)

Federated High Income Bond II (FHIB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

FIDELITY VIP

Fidelity VIP Target Volatility - Serv II (FVTV2)

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)

Fidelity VIP FundsManager 70% Service 2 (FVF702)

Fidelity VIP FundsManager 60% Service 2 (FVF602)

Fidelity VIP FundsManager 50% Service 2 (FVF502)

Fidelity VIP FundsManager 20% Service 2 (FVF202)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Value Strategies - Serv II (FVSS2)

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Mutual Shares II (FTVMS2)

Franklin Income II (FTVIS2)

Franklin Global Real Estate II (FTVGR2)

Franklin Rising Dividends II (FTVRD2)

Franklin U.S. Government Securities II (FTVUG2)

Franklin Templeton Global Bond II (FTVGI2)

Franklin Strategic Income II (FTVSI2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD) Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF) Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC) Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

Guggenheim Rydex High Yield Strategy (RHYS)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Technology I (IVT)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)

Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

IVY VIP

Ivy VIP Asset Strategy (WRASP)

Ivy VIP Balanced (WRBP)

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Global Equity Income (WRDIV)

Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP Growth (WRGP)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JANUS HENDERSON VIT FUNDS

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson US Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Global Technology - Serv (JAGTS)

Janus Henderson Overseas - Inst (JAIG)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement International Equity (LZRIES)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Small Cap Growth II (SBVSG2)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Calibrated Dividend Growth (LOVCDG)

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Growth and Income (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NW Neuberger Berman NVIT Socially Responsible I (NVNSR1) NVIT Nationwide Fund Class 1 (TRF)

NVIT International Index - Class Y (GVIXY)

NVIT Multi-Manager International Value I (GVDIVI) NVIT Multi-Manager Mid Cap Value I (NVMMV1) NW DFA NVIT Capital Appreciation P (NVLCAP)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

NW DFA NVIT Moderate P (NVLMP)

NVIT Bond Index - Class Y (NVBXD)

NVIT Small Cap Index - Class Y (NVSIXD)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT S&P 500 Index - Class Y (GVEXD)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)*

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)

Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)

Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts Probabilities Class 1 (NOVPB1)

Ntrn Lts Power Momentum (NOVPM)

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts Power Income Class 2 (NOVPI2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority - Admin (PVAAAD)

PIMCO VIT All Asset All Authority - Inst (PVAAAI)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)

PIMCO VIT Short-Term - Admin (PVSTA)

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)

PROFUNDS VP

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP Large-Cap Growth (PROLCG)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP Short Mid-Cap (PROSMC)

ProFunds VP Short Small-Cap (PROSSC)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

ProFunds Access VP High Yield (PROAHY)

ProFunds VP Asia 30 (PROA30)

ProFunds VP Banks (PROBNK)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Bear (PROBR)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Financials (PROFIN)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Internet (PRONET)

ProFunds VP Japan (PROJP)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short NASDAQ-100 (PROSN)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

RUSSELL INVESTMENT FUNDS

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

SEI INSURANCE PRODUCTS TRUST

SEI Moderate Strategy Class II (SIVMS2)

SEI Market Plus Strategy Class II (SIVMP2)

SEI Market Growth Strategy Class II (SIVMG2)

SEI Defensive Strategy Class II (SIVDS2)

SEI Conservative Strategy Class II (SIVCS2)

SEI Balanced Strategy Class II (SIVBS2)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE VARIABLE SERIES

Third Avenue Variable Annuity Trust Value (TAVV)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck VIP Unconstrained Emerging Markets Bond (VWBF)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF Total International Stock Market Index (VVTISI)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

*At December 31, 2019, contract owners were not invested in this fund.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Contract Owners' Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
Ntrn Lts Rational Trend Aggregation VA (HVDCT)	2/8/2019
NVIT Government Money Market (SAMY)	2/8/2019
NVIT iShares ETF Global Equity Fund Y (NVGEY)	5/1/2019
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	5/1/2019
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)	5/1/2019
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)	5/1/2019
Vanguard VIF Conservative Allocation (VVCA)	5/1/2019
Vanguard VIF Moderate Allocation (VVMA)	5/1/2019
Vanguard VIF Global Bond Index (VVGBI)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)		2/27/2019
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)		4/26/2019
Tortoise VIP MLP & Pipeline Class II (TTVMP2)		3/6/2019
Lord Abbett Classic Stock (LOVCS)		7/26/2019
Lord Abbett International Opportunities (LOIOVC)		7/31/2019
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Neuberger Berman AMT Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
American Funds Global Small Cap Class 4 (AMVGS4)	5/1/2018
American Funds Global Growth and Income Class 4 (AMVGW4)	5/1/2018
American Funds Global Growth Class 4 (AMVGG4)	5/1/2018
American Funds US Government/AAA Rated Securities 4 (AMVUA4)	5/1/2018
American Funds International Growth and Income Class 4 (AMVIG4)	5/1/2018
American Funds Capital Income Builder Class 4 (AMVCB4)	5/1/2018
NVIT Nationwide Fund Class 1 (TRF)	5/1/2018
Blackrock Variable Series Funds - iShares Alternative Strategies (BVIAS3)		8/30/2018
Blackrock Variable Series Funds - iShares Dynamic Fixed Income (BVIDI3)		3/28/2018
Goldman Sachs Variable Insurance Trust - Strategic Income (GVSIA)		4/26/2018
Guggenheim Variable Insurance Trust - VT StylePlus Large Core (GVSLCA)		7/2/2018

Janus Henderson VIT Funds - Global Allocation Moderate (JGAMSV)	4/26/2018
Virtus Variable Insurance Trust - Rampart Equity Trend (VRVETA)	6/28/2018
Wilshire Variable Insurance Trust - 2015 ETF (WSV15)	12/7/2018
Wilshire Variable Insurance Trust - 2035 ETF (WSV35)	12/7/2018
Northern Lights Variable Trust – Anchor Tactical Credit Strategies Portfolio (NOVATC)	1/2/2018

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
CLVLV1	CVP Select Large Cap Value	Columbia Variable Select Large-Cap Value	5/1/2019
CLVSV1	CVP Select Small Cap Value	Columbia Variable Select Smaller-Cap Value	5/1/2019
DVSCS	BNY Mellon Small Cap Stock Index - Serv	Dreyfus Small Cap Stock Index	6/3/2019
DSIF	BNY Mellon Stock Index	Dreyfus Stock Index	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity	Dreyfus Sustainable U.S. Equity	6/3/2019
DVIV	BNY Mellon International Value	Dreyfus International Value	6/3/2019
OVCBS	Invesco Oppenheimer V.I. Conservative Balanced - S2 Oppenheimer VA Conservative Balanced		5/31/2019
OVIGS	Invesco Oppenheimer V.I. International Growth - S2	Oppenheimer VA International Growth	5/31/2019
OVTRBS	Invesco Oppenheimer V.I. Total Return Bond - S2	Oppenheimer VA Total Return Bond	5/31/2019
OVGIS	Invesco Oppenheimer V.I. Main Street - S2	Oppenheimer VA Main Street	5/31/2019
OVGSS	Invesco Oppenheimer V.I. Global - S2	Oppenheimer VA Global	5/31/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Inc - S2	Oppenheimer VA Global Strategic Income	5/31/2019
VRVDIA	Virtus SGA International Class A	Virtus Duff & Phelps International	6/4/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(h) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period's financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0% to 0%.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges

Recurring Variable Account Charges - assessed through a reduction in unit	Equal, on an annualized basis, to 0.40% - 1.85% of the daily
values	value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase	0.00% - 8.00%
payment surrendered
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option ("Liquidity Option")	0.50%
Rider Charges - assessed annually as a percentage of the rider's benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company's general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$6,769,646,891	$ -	$ -	$6,769,646,891
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:
		Purchases of		Sales of
		Investments		Investments
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)			$15,594,466	$ 9,784,529
Alger Large Cap Growth Class I-2 (ALCGI2)			4,621,857	5,688,407
Alger Mid Cap Growth (ALMGI2)			5,130,225	4,135,016
Alger Capital Appreciation Class I-2 (ALCAI2)			9,880,535	8,004,739
Alger Small Cap Growth (AASCO)			13,610	5,622
AB Small Cap Growth Class B (ABSCGB)			108,693	54,924
AB International Growth Class B (ABIGB)			198,906	361,153
AB Global Thematic Growth Cl B (ABTGB)			1,084,061	683,546
AB Growth and Income Class A (ALVGIA)			6,279,081	2,915,328
AB International Value Class B (ALVIVB)			1,934,004	2,723,683
AB Dynamic Asset Allocation Class B (ALVDAB)			8,284	51,137
AB Small-Mid Cap Value - Class B (ALVSVB)			4,327,881	1,752,680
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)			2,486,814	537,138
ALPS Balanced ETF Asset Allocation II (ABEAA2)			1,806,537	1,782,429
ALPS Conservative ETF Asset Allocation II (ACEAA2)			568,200	1,286,700
ALPS Growth ETF Asset Allocation II (AGEAA2)			1,213,255	998,645
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)			1,123,884	919,227
ALPS Alerian Energy Infrastructure Class III (AAEIP3)			9,419,647	5,667,066
ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)			922,512	610,444
American Century VP Large Company Value I (ACVLVI)			970,631	494,712
American Century VP Balanced - Class I (ACVB)			3,059,054	3,491,861
American Century VP Income & Growth I (ACVIG)			2,561,507	2,091,768
American Century VP Inflation Protection Class II (ACVIP2)			6,628,740	5,261,778
American Century VP International I (ACVI)			4,451,036	3,093,443

American Century VP Mid Cap Value I (ACVMV1)	1,192,132	800,290
American Century VP Ultra I (ACVU1)	13,884,422	10,525,288
American Century VP Value I (ACVV)	4,644,967	3,595,603
American Funds Mortgage Class 4 (AMVM4)	6,181,752	7,208,081
American Funds Mngd Rsk International P-2 (AVRIP2)	1,983	338
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)	633	855
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)	20,752	1,907

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)	316,363	650,229
American Funds High-Income Bond Class 4 (AMVHI4)	42,193,401	28,678,557
American Funds Growth-Income Class 4 (AMVGI4)	17,444,414	9,655,057
American Funds Growth Class 4 (AMVGR4)	20,572,061	11,769,239
American Funds Global Bond Class 4 (AMVGB4)	1,741,701	1,504,208
American Funds Bond Class 4 (AMVBD4)	15,359,616	8,476,742
American Funds Asset Allocation Class 4 (AMVAA4)	12,365,271	5,282,533
American Funds Global Small Cap Class 4 (AMVGS4)	1,358,103	794,464
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)	725,577	403,464
American Funds International Class 4 (AMVI4)	7,490,103	3,219,656
American Funds Blue Chip Income and Growth 4 (AMVBC4)	10,181,756	7,948,886
American Funds New World (AMVNW4)	13,800,674	8,760,149
American Funds Global Growth and Income Class 4 (AMVGW4)	4,580,333	733,096
American Funds Global Growth Class 4 (AMVGG4)	3,086,334	389,625
American Funds US Government/AAA Rated Securities 4 (AMVUA4)	10,458,437	7,966,770
American Funds International Growth and Income Class 4 (AMVIG4)	3,750,638	885,457
American Funds Capital Income Builder Class 4 (AMVCB4)	4,509,726	1,639,772
Amundi Pioneer Bond VCT II (PIVB2)	11,215,053	6,276,953
Amundi Pioneer Equity Income VCT Class II (PIVEI2)	7,035,280	3,422,208
Amundi Pioneer Fund VCT Class II (PIVF2)	3,742,651	2,528,338
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)	1,474,316	826,620
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)	12,268,672	10,422,365
Amundi Pioneer High Yield VCT Class II (PIHYB2)	5,422,828	2,232,659
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)	6,234,840	7,286,690
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)	14,243,335	9,657,794
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)	5,827	7,366
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)	2,345,547	1,641,214
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)	3,306,438	2,745,904
BlackRock High Yield V.I. Cl3 (BRVHY3)	170,715,121	140,222,557
BlackRock Total Return V.I. Cl3 (BRVTR3)	8,786,000	8,276,538
BlackRock Equity Dividend V.I. Cl3 (BRVED3)	5,585,216	3,084,862
BlackRock Global Allocation V.I. Cl3 (MLVGA3)	2,457,348	3,972,930
BNY Mellon Small Cap Stock Index - Serv (DVSCS)	9,207,434	7,255,159
BNY Mellon Stock Index (DSIF)	25,211,793	27,978,501
BNY Mellon Sustainable U.S. Equity (DSRG)	1,362,854	360,070
BNY Mellon International Value (DVIV)	903,113	1,913,027
Calvert VP SRI Balanced Class F (CVSBF)	1,887,735	227,453
CVP Strategic Income 2 (CLVSI2)	7,878,368	2,173,715
CVP Seligman Global Technology - Class 2 (CLVGT2)	16,597,897	11,576,891
CVP Select Small Cap Value (CLVSV1)	2,703,267	2,027,526
CVP Select Large Cap Value (CLVLV1)	1,317,642	2,066,752
CVP AQR Managed Futures Strategy (CLVQF2)	1,615,255	2,746,579
Credit Suisse Trust Commodity Return Strategy (CSCRS)	1,972,395	1,317,953
Delaware VIP Small Cap Value - Service (DWVSVS)	4,446,218	1,866,159
DFA VA Equity Allocation (DFVEA)	19,276,716	1,720,414
DFA VA Global Moderate Allocation (DFVGMI)	14,324,619	7,707,457
DFA VA Global Bond (DFVGB)	27,664,835	16,433,097
DFA VA International Small (DFVIS)	14,268,398	8,411,363
DFA VA International Value (DFVIV)	17,393,681	17,148,114
DFA VA Short-Term Fixed (DFVSTF)	28,155,877	31,340,229
DFA VA U.S. Large Value (DFVULV)	27,763,742	19,662,491
DFA VA U.S. Targeted Value (DFVUTV)	21,797,350	8,683,855
Eaton Vance VT Floating-Rate Income (ETVFR)	24,584,377	36,061,659
Federated Kaufmann II (FVK2S)	8,967,687	8,143,745
Federated Managed Volatility II (FVU2)	796,732	2,722,472
Federated High Income Bond II (FHIB)	10,453,804	6,038,705
Fidelity VIP Target Volatility - Serv II (FVTV2)	15,802	170,379

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)	9,074,241	7,089,951
Fidelity VIP FundsManager 70% Service 2 (FVF702)	195	2
Fidelity VIP FundsManager 60% Service 2 (FVF602)	148,216	18,247
Fidelity VIP FundsManager 50% Service 2 (FVF502)	45,573	108,388
Fidelity VIP FundsManager 20% Service 2 (FVF202)	1,029	251
Fidelity VIP Freedom Income Serv II (FVFI2)	1,139,686	189,685
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)	2,661,059	915,880
Fidelity VIP Contrafund - Serv II (FC2)	12,720,131	12,394,251

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity VIP Value Strategies - Serv II (FVSS2)	2,181	4,840
Fidelity VIP Balanced - Serv II (FB2)	10,164,782	7,331,381
Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)	8,308	-
Fidelity VIP Equity-Income - Serv II (FEI2)	2,854,633	1,743,471
Fidelity VIP Growth & Income - Serv II (FGI2)	1,149,421	1,569,078
Fidelity VIP Growth Opportunities - Serv II (FGO2)	32,739,312	13,658,748
Fidelity VIP Growth - Serv II (FG2)	13,375,669	11,604,106
Fidelity VIP High Income - Serv II (FHI2)	31,918,234	21,089,339
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)	23,541,851	8,231,222
Fidelity VIP Mid Cap - Serv II (FMC2)	3,225,435	2,947,568
Fidelity VIP Overseas - Serv II (FO2)	1,923,530	1,400,196
Fidelity VIP Value - Serv II (FV2)	1,953,799	1,120,314
Fidelity VIP Real Estate - Serv II (FRESS2)	6,781,135	6,797,259
Fidelity VIP Strategic Income - Serv II (FVSIS2)	6,801,605	3,533,642
First Eagle Overseas (FEOVF)	9,996,742	8,102,557
Franklin Mutual Shares II (FTVMS2)	1,211,356	2,182,186
Franklin Income II (FTVIS2)	9,769,965	6,750,797
Franklin Global Real Estate II (FTVGR2)	2,489,764	3,092,058
Franklin Rising Dividends II (FTVRD2)	6,557,587	4,396,446
Franklin U.S. Government Securities II (FTVUG2)	12,726,414	8,431,470
Franklin Templeton Global Bond II (FTVGI2)	18,213,467	14,937,671
Franklin Strategic Income II (FTVSI2)	4,510,064	3,962,275
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)	912,883	797,356
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)	9,297	25
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)	30,720,661	28,875,980
Guggenheim Rydex US Government Money Market (GVRUGM)	14,833	152,901
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)	2,762	825
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)	23,611,148	18,498,266
Guggenheim Global Managed Futures Strategy (RVMFU)	1,552,041	1,515,644
Guggenheim Long Short Equity (RSRF)	434,558	712,551
Guggenheim Rydex Banking (RBKF)	8,557,006	9,316,766
Guggenheim Rydex Basic Materials (RBMF)	3,673,807	3,551,127
Guggenheim Rydex Biotechnology (RBF)	10,644,919	11,003,311
Guggenheim Rydex Commodities Strategy (RVCMD)	7,267,830	7,108,031
Guggenheim Rydex Consumer Products (RCPF)	21,850,923	19,336,170
Guggenheim Rydex Dow 2X Strategy (RVLDD)	32,195,675	32,893,743
Guggenheim Rydex Electronics (RELF)	12,568,105	10,129,501
Guggenheim Rydex Energy (RENF)	6,415,457	4,583,190
Guggenheim Rydex Energy Services (RESF)	5,665,339	4,867,907
Guggenheim Rydex Europe 1.25X Strategy (RLCE)	22,519,434	21,556,385
Guggenheim Rydex Financial Services (RFSF)	15,814,035	13,588,066
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)	158,515,315	160,485,926
Guggenheim Rydex Health Care (RHCF)	16,506,272	16,731,902
Guggenheim Rydex Internet (RINF)	8,278,935	8,476,073
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)	38,235,033	38,011,740
Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF)	25,796,444	26,731,906
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)	580,607	797,271
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)	10,110,464	13,784,251
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)	4,049,216	5,971,962
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)	100,715,984	101,807,675
Guggenheim Rydex Japan 2X Strategy (RLCJ)	2,923,896	2,976,331
Guggenheim Rydex Leisure (RLF)	11,976,686	9,679,265
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)	19,270,751	19,778,615
Guggenheim Multi-Hedge Strategies (RVARS)	610,743	627,404
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)	353,805,009	345,695,383
Guggenheim Rydex NASDAQ-100 (ROF)	99,852,533	92,626,721
Guggenheim Rydex Nova (RNF)	126,499,636	129,895,507

Guggenheim Rydex Precious Metals (RPMF)		13,937,391	14,178,054
Guggenheim Rydex Real Estate (RREF)		15,161,932	19,219,188
Guggenheim Rydex Retailing (RRF)		7,001,695	9,230,037
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)		4,003,121	4,486,770
Guggenheim Rydex S&P 500	2X Strategy (RTF)	89,589,703	81,549,335
Guggenheim Rydex S&P 500	Pure Growth (RVLCG)	31,119,975	30,880,961
Guggenheim Rydex S&P 500	Pure Value (RVLCV)	19,311,248	20,740,842
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)		7,033,431	7,643,719
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)		10,949,788	11,195,664
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)		7,201,783	5,986,567

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)	11,720,438	10,747,745
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)	39,777,918	41,132,553
Guggenheim Rydex Technology (RTEC)	16,969,250	15,761,101
Guggenheim Rydex Telecommunications (RTEL)	6,525,556	6,367,219
Guggenheim Rydex Transportation (RTRF)	8,686,178	7,556,879
Guggenheim Rydex Utilities (RUTL)	19,744,844	25,737,064
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)	13,660,982	13,646,975
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)	10,325,971	20,948,389
Guggenheim Var Ser World Equity Income Ser D (SBLD)	9,428	116,074
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)	331,292	386,861
Guggenheim Var Ser High Yield Ser P (SBLP)	7,483,091	5,075,705
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)	63,176	157,830
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)	162	-
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)	693,431	207,743
Guggenheim Rydex High Yield Strategy (RHYS)	43,297,130	42,089,820
Invesco V.I. Comstock I (ACC1)	1,933,927	2,109,282
Invesco V.I. Growth and Income I (ACGI)	775,780	426,161
Invesco V.I. Value Opportunities II (AVBV2)	2,682	178
Invesco V.I. Core Equity I (AVGI)	1,205,204	263,691
Invesco V.I. Equity and Income I (IVKEI1)	3,496,499	3,459,632
Invesco V.I. Health Care I (IVHS)	1,748,798	1,115,159
Invesco V.I. Global Real Estate I (IVRE)	10,392,073	6,863,975
Invesco V.I. High Yield I (AVHY1)	41,718,260	38,504,661
Invesco V.I. Balanced Risk Allocation II (IVBRA2)	1,774,373	1,521,759
Invesco V.I. International Growth I (AVIE)	7,042,374	7,061,664
Invesco V.I. Diversified Dividend I (IVDDI)	7,651,058	6,868,274
Invesco V.I. Technology I (IVT)	3,421,386	2,750,581
Invesco V.I. Mid Cap Core Equity II (IVMCC2)	3,262,790	2,965,694
Invesco V.I. Government Securities I (IVGS1)	16,465,481	17,437,061
Invesco V.I. Core Plus Bond I (IVCPBI)	9,023,917	2,199,622
Invesco V.I. Government Money Market I (IVGMMI)	929,590,385	1,197,262,136
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)	5,614,396	3,925,289
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)	1,464	80,012
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)	6,283,279	3,675,474
Invesco Oppenheimer V.I. Global - S2 (OVGSS)	10,355,268	6,053,664
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)	2,076,729	940,899
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)	1,624,993	1,234,906
Ivy VIP Asset Strategy (WRASP)	553,731	1,578,367
Ivy VIP Balanced (WRBP)	1,913,761	1,709,256
Ivy VIP Corporate Bond (WRBDP)	5,436,237	2,260,163
Ivy VIP Global Equity Income (WRDIV)	42,956	15,961
Ivy VIP Energy (WRENG)	2,057,180	1,753,192
Ivy VIP Global Bond (WRGBP)	2,352,035	2,638,975
Ivy VIP Natural Resources (WRGNR)	904,907	818,996
Ivy VIP Growth (WRGP)	4,364	184
Ivy VIP High Income (WRHIP)	23,180,726	20,044,525
Ivy VIP Limited-Term Bond (WRLTBP)	2,558,698	3,073,758
Ivy VIP Mid Cap Growth (WRMCG)	6,280,120	4,841,779
Ivy VIP Science and Technology (WRSTP)	12,365,541	9,613,617
Ivy VIP Value (WRVP)	3,048,204	1,982,313
Janus Henderson Balanced - Inst (JABIN)	12,307,946	9,472,442
Janus Henderson Forty - Inst (JAFRIN)	14,979,883	11,987,163
Janus Henderson Global Research - Inst (JAGRIN)	4,778,595	2,167,223
Janus Henderson US Low Volatility - Serv (JIULVV)	8,194,281	4,724,871
Janus Henderson Mid Cap Value - Inst (JMCVIN)	8,224,552	5,991,230
Janus Henderson Research - Inst (JARIN)	1,488,204	1,294,254
Janus Henderson Enterprise - Inst (JAEI)	28,285,334	15,803,516

Janus Henderson Flexible Bond - Serv (JAFBS)	3,271,774	6,712,078
Janus Henderson Global Technology - Serv (JAGTS)	13,376	28,662
Janus Henderson Overseas - Inst (JAIG)	3,446,594	1,837,744
JHancock Emerging Markets Value Trust NAV (JHEVTN)	7,615,563	3,340,022
JPMorgan Global Allocation Class 2 (JPIGA2)	5,541,541	2,379,167
JPMorgan Income Builder Class 2 (JPIIB2)	2,295,727	1,285,331
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)	496,307	500,732
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)	1,625,194	705,799
Lazard Retirement Emerging Markets Equity (LZREMS)	6,467,184	6,322,796
Lazard Retirement International Equity (LZRIES)	2,896,087	3,832,099

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

LMCBV Aggressive Growth I (LPVCAI)	1,021,659	1,601,542
LMCBV Dividend Strategy I (LPVCII)	7,488,857	4,298,448
LMCBV Small Cap Growth II (SBVSG2)	10,759,121	7,990,938
LM QS Dynamic Multi Strategy II (LPVQD2)	34,177	50,666
LMCBV Large Cap Growth I (LVCLGI)	7,432,936	3,524,684
LMWAV Global High Yield Bond I (SBVHY)	4,896,021	4,329,130
Lord Abbett Calibrated Dividend Growth (LOVCDG)	3,895,784	2,072,613
Lord Abbett Bond Debenture (LOVBD)	18,258,679	11,198,707
Lord Abbett Growth and Income (LOVGI)	615,399	580,534
MainStay VP MacKay Convertible Service (MNCPS)	10,111,845	4,010,058
MFS Growth Series - Service (MEGSS)	3,773,294	1,335,005
MFS Value Series - Service (MVFSC)	3,104,434	333,299
NVIT Government Money Market (SAMY)	161,567,560	116,449,933
NVIT iShares ETF Global Equity Fund Y (NVGEY)	319,261	304,245
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	847,010	3,872
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)	16,460,743	2,545,138
NW Neuberger Berman NVIT Socially Responsible I (NVNSR1)	1,215,341	103,799
NVIT Nationwide Fund Class 1 (TRF)	339,861	22,567
NVIT International Index - Class Y (GVIXY)	27,429,878	15,515,689
NVIT Multi-Manager International Value I (GVDIVI)	286,654	59,668
NVIT Multi-Manager Mid Cap Value I (NVMMV1)	1,823,126	309,223
NW DFA NVIT Capital Appreciation P (NVLCAP)	54,330	452,343
NW DFA NVIT Moderate P (NVLMP)	1,193,119	39,492
NVIT Bond Index - Class Y (NVBXD)	9,521,655	3,839,445
NVIT Small Cap Index - Class Y (NVSIXD)	36,036,003	6,706,758
NVIT Mid Cap Index - Class Y (MCIFD)	28,301,634	7,861,074
NVIT S&P 500 Index - Class Y (GVEXD)	86,682,336	45,537,789
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)	443,158	653,689
Neuberger Berman AMT Short Duration Bond (AMTB)	4,094,660	3,798,004
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)	6,663,885	5,586,223
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)	2,256,998	1,625,559
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)	4,575,934	3,262,939
Ntrn Lts Rational Trend Aggregation VA (HVDCT)	6,884,492	1,472,081
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)	14,681	1,720
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)	35,356	163
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)	611,596	570
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)	69,302	23,204
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)	71,524	62,434
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)	81,480	48,331
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)	362,848	47,897
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)	2,456,615	1,682,621
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)	3,064	2,365
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)	98,927	107,977
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)	370,482	26,215
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)	819	270
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)	7,123	134,884
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)	390,587	194,739
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)	4,009	30,891
Ntrn Lts Probabilities Class 1 (NOVPB1)	3,854,568	5,385,081
Ntrn Lts Power Momentum (NOVPM)	2,563,669	3,948,359
Ntrn Lts Power Dividend Index (NOVPDI)	1,742,492	3,135,724
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)	347,576	251,492
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)	334	1,766
Ntrn Lts Power Income Class 2 (NOVPI2)	1,065,265	1,553,861
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)	3,407,133	8,980,401
PIMCO VIT All Asset All Authority - Admin (PVAAAD)	470,069	453,085
PIMCO VIT All Asset All Authority - Inst (PVAAAI)	15,283	240

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)	1,130,530	582,573
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)	273	1,192
PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)	382,167	274,605
PIMCO VIT Short-Term - Admin (PVSTA)	21,823,287	25,315,010
PIMCO VIT Dynamic Bond - Admin (PMUBAM)	4,805,633	4,303,205
PIMCO VIT All Asset - Admin (PMVAAA)	4,393,626	4,287,357
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)	5,318,492	6,312,984
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)	1,464,695	1,193,758
PIMCO VIT High Yield - Admin (PMVHYA)	122,601,786	89,039,456
PIMCO VIT Income - Admin (PMVID)	54,608,824	21,823,972

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO VIT Long Term US Government - Admin (PMVLGA)	33,677,995	32,335,215
PIMCO VIT Low Duration - Admin (PMVLDA)	15,085,268	22,573,687
PIMCO VIT Real Return - Admin (PMVRRA)	3,972,569	9,043,955
PIMCO VIT Total Return - Admin (PMVTRA)	31,191,423	28,093,093
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)	40,872,791	32,488,934
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)	869,021	781,456
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)	18,746,761	19,615,710
ProFunds VP Falling US Dollar (PROFUD)	946,745	778,250
ProFunds VP Government Money Market (PROGMM)	49,335,178	78,916,235
ProFunds VP Large-Cap Growth (PROLCG)	14,156,180	15,247,278
ProFunds VP Large-Cap Value (PROLCV)	10,841,470	7,638,089
ProFunds VP Mid-Cap (PROMC)	6,911,261	18,391,319
ProFunds VP Mid-Cap Growth (PROMCG)	6,095,914	6,144,794
ProFunds VP Mid-Cap Value (PROMCV)	9,904,765	9,608,132
ProFunds VP Short Mid-Cap (PROSMC)	912,879	1,013,974
ProFunds VP Short Small-Cap (PROSSC)	3,719,356	3,351,482
ProFunds VP Small Cap (PROSC)	14,849,479	12,784,434
ProFunds VP Small-Cap Growth (PROSCG)	6,536,939	8,048,685
ProFunds VP Small-Cap Value (PROSCV)	14,868,297	14,367,052
ProFunds VP UltraBull (PROUB)	16,754,590	16,701,169
ProFunds VP UltraMid-Cap (PROUMC)	4,586,852	5,016,816
ProFunds VP UltraSmall-Cap (PROUSC)	123,306,444	124,256,468
ProFunds VP UltraShort NASDAQ-100 (PROUSN)	112,252,052	112,211,537
ProFunds Access VP High Yield (PROAHY)	6,200,563	5,322,924
ProFunds VP Asia 30 (PROA30)	3,521,250	2,721,822
ProFunds VP Banks (PROBNK)	6,858,907	5,451,933
ProFunds VP Basic Materials (PROBM)	4,779,999	4,583,268
ProFunds VP Bear (PROBR)	8,178,709	8,459,239
ProFunds VP Biotechnology (PROBIO)	5,076,425	3,331,309
ProFunds VP Bull (PROBL)	51,447,945	47,685,377
ProFunds VP Consumer Goods (PROCG)	6,278,058	5,566,717
ProFunds VP Consumer Services (PROCS)	8,204,409	8,073,999
ProFunds VP Emerging Markets (PROEM)	20,639,454	18,734,943
ProFunds VP Europe 30 (PROE30)	9,081,017	8,881,205
ProFunds VP Financials (PROFIN)	15,428,847	13,716,924
ProFunds VP Health Care (PROHC)	12,442,932	12,383,054
ProFunds VP Industrials (PROIND)	7,881,193	5,224,572
ProFunds VP International (PROINT)	3,616,710	3,650,551
ProFunds VP Internet (PRONET)	23,509,078	23,447,622
ProFunds VP Japan (PROJP)	4,062,303	4,001,886
ProFunds VP NASDAQ-100 (PRON)	160,487,486	140,824,484
ProFunds VP Oil & Gas (PROOG)	5,889,897	2,743,709
ProFunds VP Pharmaceuticals (PROPHR)	3,458,720	2,434,948
ProFunds VP Precious Metals (PROPM)	4,681,877	4,157,360
ProFunds VP Real Estate (PRORE)	10,900,477	8,626,924
ProFunds VP Rising Rates Opportunity (PRORRO)	22,979,639	24,199,780
ProFunds VP Semiconductor (PROSCN)	10,359,691	9,588,781
ProFunds VP Short Emerging Markets (PROSEM)	2,133,660	2,718,496
ProFunds VP Short International (PROSIN)	1,880,710	3,075,721
ProFunds VP Short NASDAQ-100 (PROSN)	68,453,000	68,547,020
ProFunds VP Technology (PROTEC)	14,270,734	13,597,587
ProFunds VP Telecommunications (PROTEL)	2,728,127	2,523,427
ProFunds VP U.S. Government Plus (PROGVP)	41,524,577	39,897,908
ProFunds VP UltraNASDAQ-100 (PROUN)	245,729,711	238,487,831
ProFunds VP Utilities (PROUTL)	11,574,892	9,872,882
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)	740,278	773,998
Putnam VT Mortgage Securities Cl IB (PVAGIB)	2,882,366	738,179

Putnam VT Diversified Income Cl IB (PVDIB)	6,169,518	3,357,174
Putnam VT Equity Income Cl IB (PVEIB)	3,413,125	2,072,170
Putnam VT High Yield Cl IB (PVHYB)	30,732,164	22,951,372
Putnam VT Income Cl IB (PVIB)	13,899,496	6,204,700
Redwood Managed Volatility Class I (RWMVI)	11,577,095	4,522,176
Redwood Managed Volatility Class N (RWMVN)	840,744	5,984,548
Royce Micro-Cap (ROCMC)	3,310,819	1,686,988
Royce Small-Cap (ROCSC)	2,036,302	1,437,315
RIF Balanced Strategy (RLVLBS)	17,404	1,481
RIF Equity Growth Strategy (RLVLEG)	15,101	2,131

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

RIF Global Real Estate Securities (RLVGRE)	21,498	88,015
RIF International Developed Markets (RLVIDM)	3,066	1,793
RIF Moderate Strategy (RLVLMS)	12,356	1,180
RIF Strategic Bond (RLVSB)	10,363	540
RIF US Small Cap Equity (RLVUSC)	499	167
RIF US Strategic Equity (RLVUSE)	10,762	1,148
SEI Moderate Strategy Class II (SIVMS2)	160,266	495,990
SEI Market Plus Strategy Class II (SIVMP2)	316,157	453,169
SEI Market Growth Strategy Class II (SIVMG2)	364,748	51,245
SEI Defensive Strategy Class II (SIVDS2)	397,489	405,210
SEI Conservative Strategy Class II (SIVCS2)	580,790	386,742
SEI Balanced Strategy Class II (SIVBS2)	1,496,880	300,887
T. Rowe Price Blue Chip Growth II (TRBCG2)	25,554,161	17,373,336
T. Rowe Price Equity Income II (TREI2)	6,948,982	3,711,302
T. Rowe Price Health Sciences II (TRHS2)	16,983,016	14,853,756
T. Rowe Price Limited-Term Bond II (TRLT2)	9,585,230	8,481,040
Third Avenue Variable Annuity Trust Value (TAVV)	294,305	484,701
Timothy Plan Conservative Growth VS (TPVCGP)	2,349,215	1,947,879
Timothy Plan Strategic Growth VS (TPVSGP)	226,795	348,917
VanEck VIP Global Gold Class S (VVGGS)	8,381,411	7,224,239
VanEck VIP Unconstrained Emerging Markets Bond (VWBF)	1,772,200	1,092,990
VanEck VIP Emerging Markets (VWEM)	16,615,891	13,588,453
VanEck VIP Global Hard Assets Initial Cl (VWHA)	1,741,835	1,480,597
Vanguard VIF Conservative Allocation (VVCA)	5,227,020	21,705
Vanguard VIF Moderate Allocation (VVMA)	4,431,613	1,294,814
Vanguard VIF Balanced (VVB)	45,136,885	15,865,754
Vanguard VIF Capital Growth (VVCG)	24,253,821	14,783,688
Vanguard VIF Diversified Value (VVDV)	9,588,497	6,463,962
Vanguard VIF Equity Income (VVEI)	49,827,359	16,182,442
Vanguard VIF Equity Index (VVEIX)	70,981,555	28,670,267
Vanguard VIF Growth (VVG)	28,488,026	9,588,021
Vanguard VIF Global Bond Index (VVGBI)	9,735,847	46,844
Vanguard VIF High Yield Bond (VVHYB)	29,633,703	16,536,352
Vanguard VIF International (VVI)	35,664,269	22,114,597
Vanguard VIF Mid-Cap Index (VVMCI)	33,463,452	8,344,842
Vanguard VIF REIT Index (VVREI)	31,003,492	13,613,131
Vanguard VIF Short-Term Investment Grade (VVSTC)	67,649,684	24,566,593
Vanguard VIF Small Company Growth (VVSCG)	7,998,577	10,689,668
Vanguard VIF Total Bond Market Index (VVHGB)	122,912,133	43,125,516
Vanguard VIF Total International Stock Market Index (VVTISI)	19,721,340	102,609
Vanguard VIF Total Stock Market Index (VVTSM)	71,778,916	24,611,848
Virtus SGA International Class A (VRVDIA)	238,034	79,659
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)	2,866,645	2,034,147
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)	3,443,691	1,977,001
Wells Fargo VT Discovery (SVDF)	23,740,073	19,036,201
Wells Fargo VT Opportunity (SVOF)	147,244	255,134
Westchester Merger Fund VL (MGRFV)	7,496,393	4,509,820
Neuberger Berman AMT Large Cap Value I (AMTP)	4,022,289	5,576,757
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)	3,130	613,826
Lord Abbett International Opportunities (LOIOVC)	879,716	7,169,084
Lord Abbett Classic Stock (LOVCS)	13,201	63,980
Lazard Retirement US Strategic Equity (LZRUSE)	199	46,251
Oppenheimer Global Multi-Alternatives - Cl 2 (OVGMAS)	27,882	1,188,475
Tortoise VIP MLP & Pipeline Cl II (TTVMP2)	325,116	9,396,585
	$6,785,992,199	$5,957,993,668

(6) Financial Highlights

The Company offers one variable annuity product through the Separate Account. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners' Equity were considered to be irrelevant, and therefore are not presented. Contract Owners' Equity presented below may not agree to the Contract Owners' Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2019	0.00%	to	0.15%	1,209	$10.57	to	$11.46	$12,776	0.23%	17.77%	to	17.94%
2018	0.00%	to	0.15%	603	8.96	to	9.73	5,405	8.73%	-4.51%	to	-4.38%
2017	0.00%	to	0.15%	510	9.37	to	10.19	4,781	0.00%	1.90%	to	11.28%
2016			0.00%	650			8.42	5,477	0.00%			6.85%
2015			0.00%	274			7.88	2,163	0.00%			-12.35%
Alger Large Cap Growth Class I-2 (ALCGI2)
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
2018	0.00%	to	1.30%	190	11.45	to	35.99	5,056	0.00%	0.87%	to	2.21%
2017	0.00%	to	1.30%	78	11.22	to	35.68	2,215	0.00%	12.20%	to	28.49%
2016	0.00%	to	1.30%	89	22.22	to	28.14	1,983	0.00%	-2.09%	to	-0.85%
2015	0.00%	to	1.30%	101	22.41	to	28.74	2,273	0.00%	0.38%	to	1.72%
Alger Mid Cap Growth (ALMGI2)
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
2018	0.00%	to	1.30%	74	10.66	to	42.12	1,727	0.00%	-8.65%	to	-7.44%
2017	0.00%	to	1.30%	66	11.53	to	46.11	1,748	0.00%	15.30%	to	29.80%
2016	0.00%	to	1.30%	58	20.20	to	35.99	1,191	0.00%	-0.33%	to	0.95%
2015	0.00%	to	1.30%	38	20.01	to	36.11	795	0.00%	-2.83%	to	-1.53%
Alger Capital Appreciation Class I-2 (ALCAI2)
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
2018	0.00%	to	1.30%	370	11.38	to	67.81	16,864	0.00%	-1.41%	to	-0.09%
2017	0.00%	to	1.30%	380	11.41	to	68.78	17,333	0.00%	14.10%	to	31.08%
2016	0.00%	to	1.30%	355	35.13	to	53.15	12,496	0.00%	-0.80%	to	0.49%
2015	0.00%	to	1.30%	486	34.96	to	53.58	17,013	0.00%	4.83%	to	6.20%
Alger Small Cap Growth (AASCO)
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
2018	0.00%	to	1.30%	6	31.51	to	34.32	197	0.00%	0.10%	to	1.45%
2017	0.00%	to	1.30%	6	31.48	to	33.83	200	0.00%	27.09%	to	28.73%
2016	0.00%	to	1.30%	6	24.77	to	26.28	168	0.00%	4.87%	to	6.22%
2015	0.00%	to	1.30%	6	23.62	to	24.74	158	0.00%	-4.57%	to	-3.32%
AB Small Cap Growth Class B (ABSCGB)
2019			0.00%	21			38.12	794	0.00%			36.01%
2018			0.00%	22			28.03	626	0.00%			-1.09%
2017			0.00%	30			28.34	842	0.00%			33.81%
2016			0.00%	41			21.18	869	0.00%			6.22%
2015			0.00%	52			19.94	1,037	0.00%			-1.53%
AB International Growth Class B (ABIGB)
2019			0.00%	52			11.53	597	0.29%			27.23%
2018	0.00%	to	0.15%	69	9.06	to	9.44	629	0.25%	-17.77% to -17.64%
2017	0.00%	to	0.15%	329	11.00	to	11.48	3,621	1.06%	14.80%	to	34.64%
2016			0.00%	159			8.17	1,295	0.00%			-7.05%
2015			0.00%	148			8.79	1,299	0.00%			-2.12%
AB Global Thematic Growth Cl B (ABTGB)
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
2018	0.00%	to	0.15%	50	10.50	to	14.58	688	0.00%	-10.10% to -10.00%
2017	0.00%	to	0.15%	99	11.68	to	16.20	1,608	0.00%	16.80%	to	36.36%
2016			0.00%	25			11.88	302	0.00%			-0.92%
2015			0.00%	33			11.99	398	0.00%			2.65%
AB Growth and Income Class A (ALVGIA)
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
2018	0.00%	to	1.30%	568	10.80	to	23.34	11,752	1.00%	-6.83%	to	-5.62%
2017	0.00%	to	1.30%	519	11.46	to	25.05	12,273	1.40%	14.60%	to	18.94%
2016	0.00%	to	1.30%	511	19.90	to	21.34	10,174	1.00%	9.89%	to	11.30%
2015	0.00%	to	1.30%	444	17.88	to	19.42	7,939	1.41%	0.36%	to	1.71%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
AB International Value Class B (ALVIVB)
2019			0.00%	208			8.20	1,703	0.68%			16.79%
2018	0.00%	to	0.15%	309	7.02	to	8.61	2,170	1.11%	-23.13% to -22.94%
2017	0.00%	to	0.15%	247	9.11	to	11.20	2,250	1.47%	12.00%	to	25.14%
2016			0.00%	227			7.28	1,652	1.16%			-0.82%
2015			0.00%	197			7.34	1,447	1.84%			2.37%
AB Dynamic Asset Allocation Class B (ALVDAB)
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
2018	0.00%	to	0.15%	26	10.00	to	13.20	327	1.22%	-7.41%	to	-7.30%
2017	0.00%	to	0.15%	50	10.80	to	14.24	681	2.67%	8.00%	to	14.29%
2016			0.00%	38			12.46	472	0.00%			3.40%
2015			0.00%	120			12.05	1,446	0.76%			-1.31%
AB Small-Mid Cap Value - Class B (ALVSVB)
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
2018	0.00%	to	0.15%	430	9.38	to	22.62	9,532	0.00%	-15.42% to -15.31%
2017	0.00%	to	0.15%	389	11.09	to	26.71	10,335	0.00%	10.90%	to	12.84%
2016			0.00%	436			23.67	10,348	0.00%			24.78%
2015			0.00%	297			18.97	5,635	0.56%			-5.67%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
2018	0.00%	to	0.15%	206	10.08	to	15.24	2,970	1.44%	-9.52%	to	-9.34%
2017	0.00%	to	0.15%	184	11.14	to	16.81	2,892	1.59%	11.40%	to	19.81%
2016			0.00%	86			14.03	1,202	1.50%			11.17%
2015			0.00%	45			12.62	562	1.49%			-2.85%
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
2018	0.00%	to	0.15%	767	10.06	to	14.88	11,406	1.95%	-6.42%	to	-6.24%
2017	0.00%	to	0.15%	732	10.75	to	15.87	11,605	1.71%	7.50%	to	13.28%
2016			0.00%	714			14.01	9,998	1.81%			8.52%
2015			0.00%	652			12.91	8,420	1.99%			-2.27%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%
2018	0.00%	to	0.15%	343	10.06	to	13.18	4,516	2.25%	-2.52%	to	-2.37%
2017	0.00%	to	0.15%	317	10.32	to	13.50	4,264	1.67%	3.20%	to	6.22%
2016			0.00%	292			12.71	3,715	2.05%			4.61%
2015			0.00%	178			12.15	2,164	0.98%			-1.22%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
2018	0.00%	to	0.15%	538	10.08	to	15.25	8,173	1.55%	-8.20%	to	-8.02%
2017	0.00%	to	0.15%	610	10.98	to	16.58	10,091	1.53%	9.80%	to	17.26%
2016			0.00%	465			14.14	6,580	1.64%			9.70%
2015			0.00%	391			12.89	5,037	1.48%			-2.50%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
2018	0.00%	to	0.15%	282	10.08	to	14.01	3,941	1.96%	-4.36%	to	-4.24%
2017	0.00%	to	0.15%	290	10.54	to	14.63	4,250	2.15%	5.40%	to	9.92%
2016			0.00%	221			13.31	2,946	1.95%			6.39%
2015			0.00%	150			12.51	1,873	1.42%			-1.73%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
2018	0.00%	to	0.15%	953	7.94	to	8.43	8,008	1.52%	-19.14%	to	-18.94%
2017	0.00%	to	0.15%	1,235	9.82	to	10.40	12,840	1.98%	-1.80%	to	-0.86%
2016			0.00%	1,124			10.49	11,788	2.39%			40.81%
2015			0.00%	871			7.45	6,486	0.90%			-37.92%

ALPS/Red Rocks Listed Private Equity Cl III (ARLPE3)
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
2018	0.00%	to	0.15%	71	9.76	to	10.92	766	5.17%	-12.62%	to	-12.50%
2017	0.00%	to	0.15%	72	11.17	to	12.48	893	2.02%	11.70%	to	24.92%
2016			0.00%	49			9.99	487	0.83%			8.00%
2015			0.00%	26			19.20	240	0.00%			-7.04%****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
American Century VP Large Company Value I (ACVLVI)
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
2018	0.00%	to	0.15%	116	9.84	to	15.60	1,810	1.76%	-8.12%	to	-8.02%
2017	0.00%	to	0.15%	136	10.71	to	16.96	2,311	1.91%	7.10%	to	11.07%
2016			0.00%	320			15.27	4,880	2.13%			15.25%
2015			0.00%	324			13.25	4,293	1.51%			-3.92%
American Century VP Balanced - Class I (ACVB)
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
2018	0.00%	to	0.15%	470	10.38	to	21.83	10,270	1.41%	-3.98%	to	-3.83%
2017	0.00%	to	0.15%	486	10.81	to	22.70	11,024	1.60%	8.10%	to	13.90%
2016			0.00%	369			19.93	7,346	1.66%			6.98%
2015			0.00%	262			18.63	4,885	1.80%			-2.56%
American Century VP Income & Growth I (ACVIG)
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
2018	0.00%	to	1.30%	376	10.49	to	24.16	8,858	1.93%	-8.08%	to	-6.86%
2017	0.00%	to	1.30%	392	11.28	to	25.94	10,157	2.40%	12.80%	to	20.48%
2016	0.00%	to	1.30%	406	20.40	to	21.53	8,798	2.39%	11.96%	to	13.49%
2015	0.00%	to	1.30%	333	18.22	to	18.97	6,317	2.12%	-6.80%	to	-5.62%
American Century VP Inflation Protection Class II (ACVIP2)
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
2018	0.00%	to	1.30%	760	9.91	to	14.87	11,149	2.89%	-4.07%	to	-2.81%
2017	0.00%	to	1.30%	556	10.21	to	15.30	8,470	2.61%	2.10%	to	3.66%
2016	0.00%	to	1.30%	543	13.44	to	14.76	8,033	1.76%	3.07%	to	4.38%
2015	0.00%	to	1.30%	342	13.04	to	14.14	4,830	1.74%	-3.76%	to	-2.48%
American Century VP International I (ACVI)
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
2018	0.00%	to	1.30%	150	9.86	to	18.78	2,807	1.08%	-16.35% to -15.25%
2017	0.00%	to	1.30%	116	11.64	to	22.16	2,563	0.82%	16.40%	to	31.20%
2016	0.00%	to	1.30%	115	13.88	to	16.89	1,933	1.06%	-6.72%	to	-5.48%
2015	0.00%	to	1.30%	151	14.88	to	17.87	2,701	0.00%	-0.53%	to	0.73%
American Century VP Mid Cap Value I (ACVMV1)
2019			0.00%	236			33.37	7,880	2.06%			29.15%
2018			0.00%	254			25.84	6,566	1.41%			-12.82%
2017			0.00%	281			29.64	8,319	1.53%			11.68%
2016			0.00%	376			26.54	9,968	1.69%			22.87%
2015			0.00%	424			21.60	9,170	1.61%			-1.46%
American Century VP Ultra I (ACVU1)
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
2018	0.00%	to	0.15%	152	11.72	to	27.29	3,859	0.00%	0.60%	to	0.74%
2017	0.00%	to	0.15%	208	11.65	to	27.09	5,609	0.00%	16.50%	to	32.21%
2016			0.00%	133			20.49	2,717	0.00%			4.49%
2015			0.00%	91			19.61	1,778	0.00%			6.23%
American Century VP Value I (ACVV)
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
2018	0.00%	to	1.30%	415	9.74	to	28.39	9,649	1.64%	-10.33%	to	-9.18%
2017	0.00%	to	1.30%	459	10.74	to	31.66	12,022	1.62%	7.32%	to	8.74%
2016	0.00%	to	1.30%	524	24.14	to	29.50	12,636	1.83%	18.95%	to	20.52%
2015	0.00%	to	1.30%	368	20.03	to	24.80	7,377	2.06%	-5.13%	to	-3.89%
American Funds Mortgage Class 4 (AMVM4)
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
2018	0.00%	to	0.15%	843	9.97	to	10.88	9,175	3.67%	-0.10%	to	0.00%
2017	0.00%	to	0.15%	294	9.98	to	10.88	3,190	1.39%	-0.20%	to	1.02%
2016			0.00%	251			10.77	2,704	0.86%			1.99%
2015			0.00%	583			10.56	6,151	4.54%			1.64%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
American Funds Mngd Rsk International P-2 (AVRIP2)
2019			0.00%	4			12.13	44	1.67%			17.64%
2018			0.00%	4			10.31	38	1.69%			-10.50%
2017			0.00%	4			11.52	42	0.73%			28.72%
2016			0.00%	4			8.95	33	0.84%			-3.03%
2015			0.00%	6			9.23	53	0.00%			-6.48%
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
2019			0.00%	3			15.58	52	0.37%			18.85%
2018			0.00%	3			13.11	44	1.06%			-1.94%
2017			0.00%	3			13.37	45	0.99%			20.34%
2016			0.00%	3			11.11	38	0.85%			6.11%
2015			0.00%	22			10.47	232	0.00%			-3.68%
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
2019			0.00%	18			16.66	295	0.86%			21.74%
2018			0.00%	18			13.68	244	0.00%			-0.36%
2017			0.00%	18			13.73	247	0.00%			25.96%
2016			0.00%	18			10.90	201	0.00%			2.54%
2015			0.00%	28			10.63	295	0.00%			0.66%
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
2018	0.00%	to	0.15%	210	10.25	to	12.53	2,612	3.09%	-7.49%	to	-7.39%
2017	0.00%	to	0.15%	226	11.08	to	13.53	3,048	1.69%	10.80%	to	15.05%
2016			0.00%	114			11.76	1,335	1.95%			13.40%
2015			0.00%	32			10.37	329	0.00%			-7.49%
American Funds High-Income Bond Class 4 (AMVHI4)
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
2018	0.00%	to	0.15%	194	10.00	to	11.44	2,214	2.04%	-2.82%	to	-2.64%
2017	0.00%	to	0.15%	915	10.29	to	11.75	10,744	7.59%	2.90%	to	6.62%
2016			0.00%	700			11.02	7,711	11.46%			17.36%
2015			0.00%	63			9.39	591	2.75%			-7.40%
American Funds Growth-Income Class 4 (AMVGI4)
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
2018	0.00%	to	0.15%	1,608	11.06	to	15.50	24,399	1.32%	-2.21%	to	-2.02%
2017	0.00%	to	0.15%	1,408	11.31	to	15.82	22,122	1.53%	13.10%	to	22.07%
2016			0.00%	896			12.96	11,619	1.44%			11.24%
2015			0.00%	644			11.65	7,504	2.40%			1.22%
American Funds Growth Class 4 (AMVGR4)
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%
2018	0.00%	to	0.15%	2,214	11.30	to	16.69	36,222	0.26%	-0.70%	to	-0.54%
2017	0.00%	to	0.15%	1,974	11.38	to	16.78	32,776	0.54%	13.80%	to	27.99%
2016			0.00%	1,042			13.11	13,691	0.69%			9.25%
2015			0.00%	664			12.00	7,968	1.12%			6.57%
American Funds Global Bond Class 4 (AMVGB4)
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
2018	0.00%	to	0.15%	257	10.14	to	10.40	2,671	1.67%	-1.74%	to	-1.61%
2017	0.00%	to	0.15%	197	10.32	to	10.57	2,078	0.00%	3.20%	to	6.66%
2016			0.00%	159			9.91	1,577	0.00%			2.38%
2015			0.00%	118			9.68	1,141	0.00%			-4.25%
American Funds Bond Class 4 (AMVBD4)
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
2018	0.00%	to	0.15%	769	10.06	to	10.97	8,416	2.42%	-1.08%	to	-0.90%
2017	0.00%	to	0.15%	586	10.17	to	11.07	6,442	1.79%	1.70%	to	3.26%
2016			0.00%	293			10.72	3,142	1.11%			2.78%
2015			0.00%	670			10.43	6,992	2.90%			0.00%

American Funds Asset Allocation Class 4 (AMVAA4)
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
2018	0.00%	to	0.15%	2,289	10.35	to	13.11	29,894	1.56%	-4.96%	to	-4.86%
2017	0.00%	to	0.15%	1,755	10.89	to	13.78	24,096	1.55%	8.90%	to	15.90%
2016			0.00%	1,259			11.89	14,969	1.62%			9.18%
2015			0.00%	1,101			10.89	11,989	2.94%			1.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
American Funds Global Small Cap Class 4 (AMVGS4)
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
2018	0.00%	to	0.15%	151	18.75	to	18.76	1,324	0.02%	-12.50%	to	-12.40%****
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%
2018	0.00%	to	0.15%	363	10.28	to	12.19	4,394	1.29%	-5.08%	to	-4.91%
2017	0.00%	to	0.15%	259	10.83	to	12.82	3,285	0.73%	8.30%	to	14.77%
2016			0.00%	162			11.17	1,804	1.34%			7.30%
2015			0.00%	102			10.41	1,064	1.69%			-1.05%
American Funds International Class 4 (AMVI4)
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
2018	0.00%	to	0.15%	1,969	10.02	to	11.49	22,501	1.52%	-13.55% to -13.35%
2017	0.00%	to	0.15%	1,737	11.59	to	13.26	22,966	1.53%	15.90%	to	31.81%
2016			0.00%	1,123			10.06	11,331	1.48%			3.29%
2015			0.00%	719			9.74	7,009	1.95%			-4.79%
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
2018	0.00%	to	0.15%	1,342	10.19	to	14.58	19,280	2.08%	-9.10%	to	-8.93%
2017	0.00%	to	0.15%	966	11.21	to	16.01	15,301	2.01%	12.10%	to	16.69%
2016			0.00%	752			13.72	10,342	3.07%			18.48%
2015			0.00%	220			11.58	2,546	2.01%			-3.18%
American Funds New World (AMVNW4)
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
2018	0.00%	to	0.15%	2,275	9.76	to	11.06	25,088	0.81%	-14.39% to -14.26%
2017	0.00%	to	0.15%	1,223	11.40	to	12.90	15,757	1.03%	14.00%	to	29.13%
2016			0.00%	530			9.99	5,295	0.96%			5.05%
2015			0.00%	125			19.56	1,185	1.30%			-5.37%
American Funds Global Growth and Income Class 4 (AMVGW4)
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
2018	0.00%	to	0.15%	107	18.89	to	18.90	948	1.77%	-11.10%	to	-11.00%****
American Funds Global Growth Class 4 (AMVGG4)
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
2018	0.00%	to	0.15%	84			18.84	740	0.73%			-11.60%****
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
2018	0.00%	to	0.15%	558	20.27	to	20.28	5,735	4.37%	2.70%	to	2.80%****
American Funds International Growth and Income Class 4 (AMVIG4)
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
2018	0.00%	to	0.15%	239	18.75	to	18.76	2,092	3.87%	-12.50%	to	-12.40%****
American Funds Capital Income Builder Class 4 (AMVCB4)
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
2018	0.00%	to	0.15%	138	19.55	to	19.56	1,324	2.15%	-4.50%	to	-4.40%****
Amundi Pioneer Bond VCT II (PIVB2)
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
2018	0.00%	to	0.15%	1,157	10.11	to	16.73	19,143	3.07%	-1.08%	to	-0.95%
2017	0.00%	to	0.15%	870	10.22	to	16.89	14,631	2.61%	2.20%	to	3.62%
2016			0.00%	767			16.30	12,503	2.53%			3.95%
2015			0.00%	814			15.68	12,765	2.75%			0.06%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
2018	0.00%	to	1.30%	338	10.16	to	26.10	8,571	2.11%	-9.97%	to	-8.77%
2017	0.00%	to	1.30%	402	11.16	to	28.61	11,468	1.46%	11.60%	to	15.18%
2016	0.00%	to	1.30%	300	22.24	to	24.84	7,451	1.81%	17.98%	to	19.54%
2015	0.00%	to	1.30%	244	18.85	to	20.78	5,067	1.79%	-1.05%	to	0.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Amundi Pioneer Fund VCT Class II (PIVF2)
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
2018	0.00%	to	1.30%	44	11.11	to	25.49	1,099	0.74%	-3.03%	to	-1.73%
2017	0.00%	to	1.30%	40	11.33	to	25.94	1,029	1.33%	13.30%	to	21.33%
2016	0.00%	to	1.30%	48	16.52	to	21.38	1,023	1.32%	8.26%	to	9.64%
2015	0.00%	to	1.30%	18	15.26	to	19.50	351	0.56%	-1.68%	to	-0.41%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
2018	0.00%	to	0.15%	56	8.81	to	19.98	1,091	0.42%	-19.62% to -19.50%
2017	0.00%	to	0.15%	52	10.96	to	24.82	1,286	0.46%	9.60%	to	12.87%
2016			0.00%	63			21.99	1,392	0.42%			16.23%
2015			0.00%	60			18.92	1,133	0.44%			-6.34%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
2018	0.00%	to	0.15%	729	10.04	to	17.52	12,573	3.00%	-2.05%	to	-1.96%
2017	0.00%	to	0.15%	769	10.25	to	17.87	13,740	3.36%	2.50%	to	4.75%
2016			0.00%	759			17.06	12,945	3.27%			7.36%
2015			0.00%	948			15.89	15,061	2.95%			-1.55%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
2018	0.00%	to	0.15%	50	9.87	to	20.67	1,030	4.48%	-4.08%	to	-3.95%
2017	0.00%	to	0.15%	134	10.29	to	21.52	2,883	4.33%	2.90%	to	7.01%
2016			0.00%	151			20.11	3,036	4.60%			13.74%
2015			0.00%	125			17.68	2,217	4.48%			-4.23%
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2019	0.00%	to	0.15%	165	10.61	to	11.22	1,849	2.02%	5.98%	to	6.14%
2018	0.00%	to	0.15%	264	10.01	to	10.57	2,785	1.96%	-0.20%	to	0.00%
2017	0.00%	to	0.15%	112	10.03	to	10.57	1,182	1.81%	0.30%	to	1.25%
2016			0.00%	200			10.44	2,088	1.50%			0.97%
2015			0.00%	131			10.34	1,354	1.81%			0.10%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
2018	0.00%	to	0.15%	201	11.77	to	26.33	5,087	0.00%	2.62%	to	2.77%
2017	0.00%	to	0.15%	154	11.47	to	25.62	3,925	0.00%	14.70%	to	29.26%
2016			0.00%	44			19.82	873	0.00%			7.54%
2015			0.00%	53			18.43	969	0.53%			2.50%
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
2019			0.00%	1			31.44	34	0.00%			31.55%
2018			0.00%	1			23.90	32	0.00%			2.14%
2017			0.00%	1			23.40	32	0.00%			32.95%
2016			0.00%	3			17.60	47	0.00%			-0.11%
2015			0.00%	7			17.62	130	0.00%			6.59%
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
2018	0.00%	to	0.15%	126	10.13	to	20.88	2,423	2.05%	-8.57%	to	-8.46%
2017	0.00%	to	0.15%	83	11.08	to	22.81	1,874	2.04%	10.80%	to	16.85%
2016			0.00%	34			19.52	660	0.96%			13.16%
2015			0.00%	33			17.25	562	0.81%			-2.10%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
2018	0.00%	to	0.15%	201	10.57	to	22.09	4,004	1.91%	-5.62%	to	-5.52%
2017	0.00%	to	0.15%	63	11.20	to	23.38	1,443	1.34%	12.00%	to	21.96%
2016			0.00%	42			19.17	813	1.15%			10.24%
2015			0.00%	44			17.39	766	1.09%			0.23%

BlackRock High Yield V.I. Cl3 (BRVHY3)
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
2018	0.00%	to	0.15%	784	10.00	to	14.01	10,838	5.25%	-3.10%	to	-2.91%
2017	0.00%	to	0.15%	1,488	10.32	to	14.43	21,371	4.93%	3.20%	to	7.05%
2016			0.00%	1,925			13.48	25,943	5.25%			12.80%
2015			0.00%	854			11.95	10,159	4.80%			-3.78%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
BlackRock Total Return V.I. Cl3 (BRVTR3)
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
2018	0.00%	to	0.15%	1,201	10.08	to	11.56	13,809	2.48%	-0.88%	to	-0.69%
2017	0.00%	to	0.15%	1,115	10.17	to	11.64	12,955	2.21%	1.70%	to	3.19%
2016			0.00%	885			11.28	9,985	1.74%			2.45%
2015			0.00%	718			11.01	7,895	1.81%			-0.09%
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%
2018	0.00%	to	0.15%	407	10.37	to	19.66	7,995	1.78%	-7.49%	to	-7.44%
2017	0.00%	to	0.15%	343	11.21	to	21.24	7,261	1.63%	12.10%	to	16.51%
2016			0.00%	275			18.23	5,018	1.60%			16.04%
2015			0.00%	258			15.71	4,057	1.44%			-0.82%
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
2018	0.00%	to	0.15%	1,271	9.90	to	13.84	17,505	0.91%	-7.74%	to	-7.61%
2017	0.00%	to	0.15%	1,318	10.73	to	14.98	19,685	1.29%	7.30%	to	13.74%
2016			0.00%	1,396			13.17	18,386	1.37%			3.78%
2015			0.00%	1,242			12.69	15,758	1.09%			-1.01%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
2018	0.00%	to	0.15%	1,081	9.98	to	30.68	32,248	0.71%	-9.11%	to	-8.96%
2017	0.00%	to	0.15%	938	10.98	to	33.70	31,482	0.59%	9.80%	to	12.41%
2016			0.00%	838			29.98	25,131	0.79%			25.70%
2015			0.00%	557			23.85	13,294	0.68%			-2.33%
BNY Mellon Stock Index (DSIF)
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
2018	0.00%	to	1.30%	2,166	10.72	to	27.86	41,928	1.64%	-5.88%	to	-4.62%
2017	0.00%	to	1.30%	2,298	11.30	to	29.21	50,062	1.73%	13.00%	to	21.51%
2016	0.00%	to	1.30%	2,038	12.72	to	24.04	38,553	2.05%	10.26%	to	11.71%
2015	0.00%	to	1.30%	1,714	11.43	to	21.52	32,173	1.80%	-0.21%	to	1.13%
BNY Mellon Sustainable U.S. Equity (DSRG)
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%
2018	0.00%	to	1.30%	34	10.25	to	26.29	892	1.71%	-5.67%	to	-4.43%
2017	0.00%	to	1.30%	35	10.74	to	27.51	960	1.14%	7.40%	to	15.35%
2016	0.00%	to	1.30%	36	16.88	to	23.85	858	1.29%	8.97%	to	10.37%
2015	0.00%	to	1.30%	46	15.49	to	21.61	990	1.14%	-4.44%	to	-3.18%
BNY Mellon International Value (DVIV)
2019	0.00%	to	1.30%	331	11.69	to	17.32	5,270	2.11%	20.81%	to	22.39%
2018	0.00%	to	1.30%	405	9.57	to	14.34	5,326	1.62%	-17.87% to -16.82%
2017	0.00%	to	1.30%	379	11.52	to	17.46	5,988	1.42%	15.20%	to	28.54%
2016	0.00%	to	1.30%	353	12.30	to	13.77	4,343	1.89%	-2.69%	to	-1.44%
2015	0.00%	to	1.30%	301	12.48	to	14.15	3,765	2.54%	-4.00%	to	-2.73%
Calvert VP SRI Balanced Class F (CVSBF)
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
2018	0.00%	to	0.15%	107	10.43	to	12.17	1,302	1.88%	-2.80%	to	-2.64%
2017	0.00%	to	0.15%	104	10.73	to	12.50	1,304	2.95%	7.30%	to	11.31%
2016			0.00%	43			11.23	482	1.98%			7.36%
2015			0.00%	31			10.46	324	0.00%			-2.52%
CVP Strategic Income 2 (CLVSI2)
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
2018	0.00%	to	0.15%	196	10.22	to	10.95	2,146	3.50%	-0.78%	to	-0.64%
2017	0.00%	to	0.15%	224	10.30	to	11.02	2,465	4.15%	3.00%	to	5.86%
2016			0.00%	54			10.41	566	6.45%			4.10%****

CVP Seligman Global Technology - Class 2 (CLVGT2)
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
2018	0.00%	to	1.30%	251	10.33	to	46.31	9,735	0.00%	-9.65%	to	-8.46%
2017	0.00%	to	1.30%	312	11.31	to	50.59	14,788	0.00%	13.10%	to	34.94%
2016	0.00%	to	1.30%	202	13.78	to	37.49	7,565	0.00%	17.48%	to	19.02%
2015	0.00%	to	1.30%	97	11.73	to	31.50	3,042	0.00%	8.41%	to	9.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
CVP Select Small Cap Value (CLVSV1)
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
2018	0.00%	to	0.15%	108	9.61	to	17.75	1,897	0.00%	-12.72% to -12.60%
2017	0.00%	to	0.15%	130	11.01	to	20.31	2,638	0.00%	10.10%	to	12.27%
2016			0.00%	295			18.09	5,342	0.00%			13.99%
2015			0.00%	318			15.87	5,053	0.00%			-3.05%
CVP Select Large Cap Value (CLVLV1)
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
2018	0.00%	to	0.15%	553	10.13	to	20.27	10,428	0.00%	-12.37% to -12.21%
2017	0.00%	to	0.15%	360	11.56	to	23.09	8,232	0.00%	15.60%	to	20.95%
2016			0.00%	204			19.09	3,898	0.00%			19.99%
2015			0.00%	124			15.91	1,966	0.00%			-4.90%
CVP AQR Managed Futures Strategy (CLVQF2)
2019	0.00%	to	0.15%	754	8.33	to	9.41	6,296	0.00%	0.27%	to	0.42%
2018	0.00%	to	0.15%	891	8.30	to	9.39	7,406	0.00%	-7.85%	to	-7.68%
2017	0.00%	to	0.15%	1,377	8.99	to	10.19	12,385	0.00%	-0.99%	to	1.90%
2016			0.00%	1,060			9.08	9,629	4.86%			-9.11%
2015			0.00%	91			19.99	908	0.00%			-0.10%
Credit Suisse Trust Commodity Return Strategy (CSCRS)
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
2018	0.00%	to	0.15%	289	5.05	to	9.22	1,485	2.23%	-11.77% to -11.56%
2017	0.00%	to	0.15%	294	5.71	to	10.45	1,681	8.91%	1.42%	to	4.50%
2016			0.00%	310			5.63	1,746	0.00%			12.15%
2015			0.00%	276			5.02	1,385	0.00%			-25.07%
Delaware VIP Small Cap Value - Service (DWVSVS)
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
2018	0.00%	to	0.15%	570	8.93	to	11.41	6,404	0.58%	-17.08% to -16.96%
2017	0.00%	to	0.15%	493	10.77	to	13.74	6,744	0.75%	7.70%	to	11.71%
2016			0.00%	645			12.30	7,932	0.00%			31.13%
2015			0.00%	20			19.41	188	0.00%			-6.48%****
DFA VA Equity Allocation (DFVEA)
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
2018	0.35%	to	0.50%	1,119	9.16	to	9.18	10,276	2.78%	-11.67%	to -11.48%
2017	0.35%	to	0.50%	93			20.37	960	1.87%			3.70%****
DFA VA Global Moderate Allocation (DFVGMI)
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
2018	0.35%	to	0.50%	4,447	10.08	to	11.36	50,430	2.25%	-7.35%	to	-7.19%
2017	0.35%	to	0.50%	3,539	10.88	to	12.24	43,301	2.11%	8.80%	to	14.18%
2016	0.00%	to	0.35%	2,325			10.72	24,929	2.11%			8.72%
2015	0.00%	to	0.35%	1,445			9.86	14,249	1.72%			-2.38%
DFA VA Global Bond (DFVGB)
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%
2018	0.00%	to	0.50%	10,444	10.16	to	11.94	117,558	4.89%	1.20%	to	1.70%
2017	0.00%	to	0.50%	8,490	10.04	to	11.74	95,106	1.92%	0.40%	to	2.18%
2016	0.00%	to	0.35%	7,071	10.53	to	11.49	78,592	1.79%	1.45%	to	1.68%
2015	0.00%	to	0.35%	6,113	10.38	to	11.30	67,285	1.67%	1.17%	to	1.53%
DFA VA International Small (DFVIS)
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
2018	0.00%	to	0.50%	4,385	9.25	to	18.01	55,070	1.74%	-20.19% to -19.74%
2017	0.00%	to	0.50%	3,594	11.59	to	22.44	57,733	2.88%	15.90%	to	29.94%
2016	0.00%	to	0.35%	2,690	10.58	to	17.27	34,730	2.47%	5.91%	to	6.21%
2015	0.00%	to	0.35%	2,416	9.99	to	16.26	30,246	2.29%	5.49%	to	5.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
DFA VA International Value (DFVIV)
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
2018	0.00%	to	0.50%	8,599	9.61	to	13.90	90,969	2.91%	-17.51% to -17.06%
2017	0.00%	to	0.50%	6,470	11.65	to	16.76	85,259	3.27%	16.50%	to	25.83%
2016	0.00%	to	0.35%	4,938	9.38	to	13.32	53,235	3.56%	8.69%	to	9.09%
2015	0.00%	to	0.35%	4,033	8.63	to	12.21	41,117	3.33%	-7.30%	to	-6.94%
DFA VA Short-Term Fixed (DFVSTF)
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
2018	0.00%	to	0.50%	8,292	10.14	to	10.56	85,311	2.00%	1.30%	to	1.73%
2017	0.00%	to	0.50%	4,400	10.01	to	10.38	44,863	1.15%	0.10%	to	0.87%
2016	0.00%	to	0.35%	3,448	10.02	to	10.29	35,074	0.73%	0.50%	to	0.78%
2015	0.00%	to	0.35%	3,447	9.97	to	10.21	34,902	0.00%	-0.10%	to	0.29%
DFA VA U.S. Large Value (DFVULV)
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
2018	0.00%	to	0.50%	8,406	9.95	to	27.14	125,371	2.37%	-12.57% to -12.11%
2017	0.00%	to	0.50%	6,606	11.38	to	30.88	118,168	2.10%	13.80%	to	19.09%
2016	0.00%	to	0.35%	4,918	12.43	to	25.93	79,570	2.19%	18.38%	to	18.89%
2015	0.00%	to	0.35%	4,090	10.50	to	21.81	58,491	2.37%	-3.67%	to	-3.41%
DFA VA U.S. Targeted Value (DFVUTV)
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
2018	0.00%	to	0.50%	5,122	9.17	to	25.01	68,856	1.03%	-16.33% to -15.88%
2017	0.00%	to	0.50%	4,250	10.96	to	29.73	71,203	1.19%	9.41%	to	9.79%
2016	0.00%	to	0.35%	3,188	12.43	to	27.08	52,527	1.20%	26.97%	to	27.50%
2015	0.00%	to	0.35%	2,490	9.79	to	21.24	34,412	1.42%	-5.50%	to	-5.26%
Eaton Vance VT Floating-Rate Income (ETVFR)
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
2018	0.00%	to	0.15%	5,587	10.17	to	13.33	74,134	3.83%	-0.20%	to	-0.07%
2017	0.00%	to	0.15%	4,811	10.19	to	13.34	64,153	3.28%	1.90%	to	3.49%
2016			0.00%	5,371			12.89	69,250	3.44%			8.87%
2015			0.00%	2,789			11.84	33,027	3.36%			-0.92%
Federated Kaufmann II (FVK2S)
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
2018	0.00%	to	0.15%	187	11.87	to	25.28	4,144	0.00%	3.40%	to	3.56%
2017	0.00%	to	0.15%	113	11.48	to	24.41	2,588	0.00%	14.80%	to	27.94%
2016			0.00%	80			19.08	1,535	0.00%			3.41%
2015			0.00%	147			18.45	2,712	0.00%			6.16%
Federated Managed Volatility II (FVU2)
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%
2018	0.00%	to	1.30%	393	10.12	to	23.99	9,320	2.78%	-9.67%	to	-8.50%
2017	0.00%	to	1.30%	363	11.08	to	26.22	9,493	3.97%	10.80%	to	18.11%
2016	0.00%	to	1.30%	382	15.25	to	22.20	8,487	4.91%	6.27%	to	7.71%
2015	0.00%	to	1.30%	801	14.35	to	20.61	16,507	4.23%	-8.72%	to	-7.58%
Federated High Income Bond II (FHIB)
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
2018	0.00%	to	1.30%	404	9.94	to	24.11	9,475	7.54%	-4.55%	to	-3.29%
2017	0.00%	to	1.30%	503	10.29	to	24.93	12,448	4.87%	2.90%	to	6.95%
2016	0.00%	to	1.30%	393	22.68	to	23.31	9,161	6.94%	13.34%	to	14.77%
2015	0.00%	to	1.30%	309	20.01	to	20.31	6,276	5.61%	-3.84%	to	-2.54%
Fidelity VIP Target Volatility - Serv II (FVTV2)
2019			0.00%	22			15.60	342	1.11%			18.65%
2018			0.00%	33			13.15	440	1.48%			-5.94%
2017			0.00%	38			13.98	526	1.10%			16.31%
2016			0.00%	41			12.02	490	1.16%			4.98%
2015			0.00%	46			11.45	528	0.74%			-1.29%

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
2018	0.00%	to	0.15%	897	10.22	to	16.59	14,290	0.56%	-13.10%	to	-12.96%
2017	0.00%	to	0.15%	585	11.76	to	19.06	11,144	0.00%	17.60%	to	36.05%
2016			0.00%	402			14.01	5,630	0.96%			-3.18%
2015			0.00%	206			14.47	2,978	0.00%			2.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Fidelity VIP FundsManager 70% Service 2 (FVF702)
2019			0.00%	0			18.76	2	1.23%			22.54%
2018			0.00%	0			15.31	1	0.88%			-7.66%
2017			0.00%	0			16.58	1	0.79%			18.94%
2016			0.00%	0			13.94	1	0.98%			4.89%
2015			0.00%	0			13.29	1	0.82%			0.23%
Fidelity VIP FundsManager 60% Service 2 (FVF602)
2019			0.00%	53			17.73	942	1.38%			20.25%
2018			0.00%	54			14.75	800	1.11%			-6.47%
2017			0.00%	55			15.77	874	0.97%			16.73%
2016			0.00%	57			13.51	767	1.13%			4.65%
2015			0.00%	58			12.91	753	0.90%			0.23%
Fidelity VIP FundsManager 50% Service 2 (FVF502)
2019			0.00%	24			16.43	391	1.47%			17.69%
2018			0.00%	31			13.96	433	1.20%			-5.42%
2017			0.00%	38			14.76	559	0.96%			14.24%
2016			0.00%	43			12.92	552	1.09%			4.11%
2015			0.00%	46			12.41	573	0.98%			0.00%
Fidelity VIP FundsManager 20% Service 2 (FVF202)
2019			0.00%	1			13.31	19	1.77%			10.16%
2018			0.00%	1			12.08	17	1.68%			-1.87%
2017			0.00%	1			12.31	18	1.15%			7.23%
2016			0.00%	1			11.48	17	1.17%			2.68%
2015			0.00%	2			11.18	17	1.03%			-0.18%
Fidelity VIP Freedom Income Serv II (FVFI2)
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
2018	0.00%	to	0.15%	89	10.19	to	10.79	960	1.55%	-2.39%	to	-2.26%
2017	0.00%	to	0.15%	68	10.44	to	11.04	747	3.55%	4.40%	to	8.34%
2016			0.00%	4			10.19	39	0.52%			1.90%****
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
2018	0.00%	to	0.15%	131	9.06	to	20.33	2,604	0.60%	-13.38% to -13.27%
2017	0.00%	to	0.15%	105	10.46	to	23.44	2,447	0.00%	4.60%	to	6.79%
2016			0.00%	116			21.95	2,545	0.82%			22.28%
2015			0.00%	60			17.95	1,069	0.00%			-2.18%
Fidelity VIP Contrafund - Serv II (FC2)
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
2018	0.00%	to	0.15%	1,042	10.35	to	21.57	22,148	0.42%	-6.84%	to	-6.66%
2017	0.00%	to	0.15%	1,136	11.11	to	23.11	26,104	0.78%	11.10%	to	21.57%
2016			0.00%	1,231			19.01	23,407	0.64%			7.77%
2015			0.00%	1,433			17.64	25,277	0.89%			0.40%
Fidelity VIP Value Strategies - Serv II (FVSS2)
2019			0.00%	1			24.10	23	1.38%			34.10%
2018			0.00%	1			17.97	21	0.69%			-17.49%
2017			0.00%	2			21.78	34	1.24%			19.08%
2016			0.00%	3			18.29	55	0.81%			9.26%
2015			0.00%	6			16.74	97	0.80%			-3.18%
Fidelity VIP Balanced - Serv II (FB2)
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
2018	0.00%	to	0.15%	847	10.37	to	18.18	14,718	1.30%	-4.60%	to	-4.42%
2017	0.00%	to	0.15%	725	10.87	to	19.02	13,564	1.41%	8.70%	to	16.12%
2016			0.00%	537			16.38	8,805	1.34%			6.99%
2015			0.00%	537			15.31	8,225	1.44%			0.33%

Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)
2019	0.00%	2	29.75	56	0.39%	29.82%
2018	0.00%	2	22.92	43	0.34%	-5.13%
2017	0.00%	2	24.16	45	0.62%	23.45%
2016	0.00%	2	19.57	37	0.73%	2.68%
2015	0.00%	2	19.06	36	0.60%	1.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Fidelity VIP Equity-Income - Serv II (FEI2)
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
2018	0.00%	to	0.15%	123	9.94	to	20.22	2,477	1.89%	-8.72%	to	-8.51%
2017	0.00%	to	0.15%	213	10.89	to	22.10	4,699	1.84%	8.90%	to	12.64%
2016			0.00%	136			19.62	2,669	2.23%			17.70%
2015			0.00%	129			16.67	2,159	2.80%			-4.25%
Fidelity VIP Growth & Income - Serv II (FGI2)
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
2018	0.00%	to	0.15%	134	10.11	to	22.29	2,963	0.35%	-9.33%	to	-9.21%
2017	0.00%	to	0.15%	141	11.15	to	24.55	3,437	1.10%	11.50%	to	16.63%
2016			0.00%	144			21.05	3,021	2.20%			15.79%
2015			0.00%	119			18.18	2,163	2.02%			-2.52%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
2018	0.00%	to	0.15%	278	12.98	to	31.81	8,254	0.05%	11.99%	to	12.20%
2017	0.00%	to	0.15%	140	11.59	to	28.35	3,953	0.09%	15.90%	to	34.17%
2016			0.00%	61			21.13	1,285	0.05%			0.09%
2015			0.00%	70			21.11	1,470	0.00%			5.34%
Fidelity VIP Growth - Serv II (FG2)
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
2018	0.00%	to	0.15%	358	11.49	to	26.53	9,475	0.00%	-0.61%	to	-0.45%
2017	0.00%	to	0.15%	500	11.56	to	26.65	13,317	0.00%	15.60%	to	34.80%
2016			0.00%	216			19.77	4,264	0.00%			0.56%
2015			0.00%	289			19.66	5,681	0.00%			6.91%
Fidelity VIP High Income - Serv II (FHI2)
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%
2018	0.00%	to	0.15%	284	9.90	to	14.35	4,063	6.67%	-3.79%	to	-3.63%
2017	0.00%	to	0.15%	484	10.29	to	14.89	7,213	3.62%	2.90%	to	6.89%
2016			0.00%	615			13.93	8,565	3.71%			14.18%
2015			0.00%	272			12.20	3,319	2.95%			-3.86%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
2018	0.00%	to	0.15%	2,024	10.11	to	12.43	25,148	2.47%	-0.98%	to	-0.80%
2017	0.00%	to	0.15%	1,944	10.21	to	12.53	24,352	2.29%	2.10%	to	3.98%
2016			0.00%	1,371			12.05	16,532	2.06%			4.51%
2015			0.00%	1,159			11.53	13,364	2.34%			-0.86%
Fidelity VIP Mid Cap - Serv II (FMC2)
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
2018	0.00%	to	0.15%	351	9.61	to	17.20	5,943	0.00%	-14.88% to -14.77%
2017	0.00%	to	0.15%	344	11.29	to	20.18	6,951	0.51%	12.90%	to	20.48%
2016			0.00%	281			16.75	4,710	0.00%			11.97%
2015			0.00%	288			14.96	4,304	0.00%			-1.64%
Fidelity VIP Overseas - Serv II (FO2)
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
2018	0.00%	to	0.15%	481	9.65	to	13.11	6,298	1.28%	-15.13% to -15.04%
2017	0.00%	to	0.15%	717	11.37	to	15.43	11,065	1.33%	13.70%	to	29.99%
2016			0.00%	614			11.87	7,309	1.50%			-5.27%
2015			0.00%	506			12.53	6,345	1.27%			3.30%
Fidelity VIP Value - Serv II (FV2)
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
2018	0.00%	to	0.15%	132	9.45	to	20.12	2,483	0.78%	-14.25% to -14.09%
2017	0.00%	to	0.15%	158	11.02	to	23.42	3,691	1.09%	10.20%	to	15.37%
2016			0.00%	169			20.30	3,440	0.90%			11.72%
2015			0.00%	171			18.17	3,105	1.54%			-0.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Fidelity VIP Real Estate - Serv II (FRESS2)
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
2018	0.00%	to	0.15%	532	9.60	to	18.93	9,980	2.76%	-6.61%	to	-6.47%
2017	0.00%	to	0.15%	532	10.28	to	20.24	10,725	1.52%	2.80%	to	3.79%
2016			0.00%	546			19.50	10,667	1.08%			5.46%
2015			0.00%	507			18.49	9,379	1.74%			3.47%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
2018	0.00%	to	0.15%	2,170	10.08	to	13.16	28,453	3.63%	-2.89%	to	-2.81%
2017	0.00%	to	0.15%	2,432	10.38	to	13.54	32,833	3.18%	3.80%	to	7.55%
2016			0.00%	1,884			12.59	23,727	3.56%			7.98%
2015			0.00%	1,616			11.66	18,848	2.98%			-1.93%
First Eagle Overseas (FEOVF)
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
2018	0.00%	to	0.15%	2,280	9.52	to	19.81	44,544	2.24%	-10.69% to -10.56%
2017	0.00%	to	0.15%	2,123	10.66	to	22.15	46,946	1.17%	6.60%	to	14.59%
2016			0.00%	1,695			19.33	32,799	0.64%			5.17%
2015			0.00%	1,337			18.38	24,585	0.64%			1.83%
Franklin Mutual Shares II (FTVMS2)
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%
2018	0.00%	to	0.15%	163	9.38	to	23.39	3,672	2.37%	-9.20%	to	-9.06%
2017	0.00%	to	0.15%	185	10.33	to	25.72	4,596	2.48%	3.30%	to	8.34%
2016			0.00%	200			23.74	4,748	1.95%			16.09%
2015			0.00%	173			20.45	3,534	3.46%			-4.97%
Franklin Income II (FTVIS2)
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
2018	0.00%	to	0.15%	837	10.13	to	23.53	19,209	4.90%	-4.43%	to	-4.31%
2017	0.00%	to	0.15%	823	10.60	to	24.59	20,090	4.24%	6.00%	to	9.68%
2016			0.00%	661			22.42	14,833	4.98%			14.04%
2015			0.00%	712			19.66	14,018	4.29%			-7.04%
Franklin Global Real Estate II (FTVGR2)
2019			0.00%	123			25.90	3,197	3.27%	22.19%	to	22.37%
2018	0.00%	to	0.15%	156	9.93	to	21.16	3,293	2.71%	-6.85%	to	-6.78%
2017	0.00%	to	0.15%	176	10.66	to	22.70	4,002	3.04%	6.60%	to	10.46%
2016			0.00%	179			20.55	3,685	1.19%			0.54%
2015			0.00%	231			20.44	4,730	3.11%			0.59%
Franklin Rising Dividends II (FTVRD2)
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
2018	0.00%	to	0.15%	453	10.68	to	12.81	5,788	1.23%	-5.24%	to	-5.04%
2017	0.00%	to	0.15%	354	11.27	to	13.49	4,772	1.31%	12.70%	to	20.55%
2016			0.00%	367			11.19	4,110	1.12%			16.08%
2015			0.00%	4			19.62	37	0.00%			-3.41%
Franklin U.S. Government Securities II (FTVUG2)
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
2018	0.00%	to	0.15%	444	10.07	to	12.63	5,610	2.33%	0.20%	to	0.32%
2017	0.00%	to	0.15%	393	10.05	to	12.59	4,954	2.71%	0.50%	to	1.29%
2016			0.00%	395			12.43	4,910	2.77%			0.73%
2015			0.00%	727			12.34	8,969	1.39%			0.49%
Franklin Templeton Global Bond II (FTVGI2)
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
2018	0.00%	to	0.15%	2,493	9.97	to	17.63	43,646	0.00%	1.84%	to	1.97%
2017	0.00%	to	0.15%	2,350	9.79	to	17.29	40,501	0.00%	-2.10%	to	1.89%
2016			0.00%	2,178			16.97	36,952	0.00%			2.97%
2015			0.00%	2,690			16.48	44,347	7.97%			-4.30%

Franklin Strategic Income II (FTVSI2)
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
2018	0.00%	to	0.15%	684	9.95	to	18.56	12,687	2.75%	-2.36%	to	-2.11%
2017	0.00%	to	0.15%	787	10.19	to	18.96	14,919	2.93%	1.90%	to	4.52%
2016			0.00%	813			18.14	14,784	3.49%			7.98%
2015			0.00%	849			16.80	14,274	6.48%			-3.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019
								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
2018	0.00%	to	0.15%	239	9.19	to	9.47	2,199	1.12%	-7.25%	to	-7.08%
2017	0.00%	to	0.15%	486	9.89	to	10.21	4,812	2.77%	2.10%	to	5.10%
2016			0.00%	141			9.41	1,327	0.70%			0.32%
2015			0.00%	140			9.38	1,315	2.45%			-4.87%
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)
2019			0.00%	13			12.64	166	1.50%			11.94%
2018			0.00%	13			11.29	149	0.67%			-4.32%
2017			0.00%	13			11.80	156	0.00%			13.14%
2016			0.00%	13			10.43	138	0.00%			4.30%
2015			0.00%	16			10.00	162	0.00%			-5.84%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
2018	0.00%	to	0.15%	36	8.71	to	14.07	490	0.00%	-26.31% to -26.22%
2017	0.00%	to	0.15%	136	11.82	to	19.07	2,593	0.00%	18.20%	to	26.29%
2016			0.00%	172			15.10	2,603	0.00%			38.03%
2015			0.00%	58			10.94	634	0.00%			-13.11%
Guggenheim Rydex US Government Money Market (GVRUGM)
2019			0.00%	144			11.25	1,615	0.87%	-0.43%	to	0.87%
2018	0.00%	to	1.30%	157	9.21	to	11.15	1,753	0.56%	-0.75%	to	0.54%
2017	0.00%	to	1.30%	195	9.28	to	11.09	2,157	0.00%	-1.28%	to	0.00%
2016	0.00%	to	1.30%	228	9.40	to	11.09	2,532	0.00%	-1.26%	to	0.00%
2015	0.00%	to	1.30%	250	9.52	to	11.09	2,769	0.00%	-1.35%	to	0.00%
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
2019			0.00%	1			25.02	37	1.78%			21.82%
2018			0.00%	2			20.54	31	1.35%			-9.52%
2017			0.00%	2			22.70	35	1.28%			15.82%
2016			0.00%	2			19.60	31	1.75%			21.44%
2015			0.00%	2			16.14	26	0.80%			-5.11%
Guggenheim Var Ser U.S.Total Return Bond Ser E (GVTRBE)
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%
2018	0.00%	to	0.15%	3,536	10.49	to	14.15	49,735	4.30%	0.96%	to	1.14%
2017	0.00%	to	0.15%	3,309	10.39	to	13.99	46,229	4.50%	3.90%	to	6.71%
2016			0.00%	2,586			13.11	33,919	4.59%			6.85%
2015			0.00%	2,305			12.27	28,287	1.94%			1.15%
Guggenheim Global Managed Futures Strategy (RVMFU)
2019			0.00%	423			7.46	3,155	0.89%	7.98%	to	8.14%
2018	0.00%	to	0.15%	424	6.90	to	9.58	2,927	0.00%	-9.19%	to	-8.97%
2017	0.00%	to	0.15%	376	7.58	to	10.55	2,851	1.49%	5.50%	to	8.75%
2016			0.00%	353			6.97	2,465	3.76%			-14.79%
2015			0.00%	444			8.18	3,634	2.36%			-1.56%
Guggenheim Long Short Equity (RSRF)
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
2018	0.00%	to	1.30%	149	9.88	to	17.84	2,431	0.00%	-14.07% to -12.93%
2017	0.00%	to	1.30%	159	11.37	to	20.76	2,992	0.00%	13.38%	to	14.85%
2016	0.00%	to	1.30%	113	16.43	to	18.31	1,853	0.00%	-0.65%	to	0.67%
2015	0.00%	to	1.30%	155	16.32	to	18.43	2,526	0.00%	-0.05%	to	1.24%
Guggenheim Rydex Banking (RBKF)
2019			0.00%	184			10.13	1,867	0.60%	26.73%	to	28.39%
2018	0.00%	to	1.30%	284	6.95	to	9.07	2,245	0.45%	-20.21% to -19.24%
2017	0.00%	to	1.30%	388	8.71	to	11.24	3,785	0.43%	11.10%	to	12.56%
2016	0.00%	to	1.30%	826	7.84	to	8.68	7,172	0.30%	25.64%	to	27.27%
2015	0.00%	to	1.30%	217	6.24	to	6.82	1,480	0.40%	-6.17%	to	-4.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Rydex Basic Materials (RBMF)
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
2018	0.00%	to	1.30%	37	9.38	to	19.69	727	0.31%	-18.53% to -17.44%
2017	0.00%	to	1.30%	223	11.38	to	23.85	5,320	0.41%	13.80%	to	21.44%
2016	0.00%	to	1.30%	167	19.31	to	19.64	3,285	0.00%	29.16%	to	30.85%
2015	0.00%	to	1.30%	34	14.95	to	15.01	508	0.00%	-18.35%	to	-17.30%
Guggenheim Rydex Biotechnology (RBF)
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
2018	0.00%	to	1.30%	79	10.09	to	44.93	2,923	0.00%	-10.62%	to	-9.45%
2017	0.00%	to	1.30%	115	11.16	to	49.62	5,518	0.00%	11.60%	to	29.45%
2016	0.00%	to	1.30%	70	27.41	to	38.33	2,674	0.00%	-20.71% to -19.66%
2015	0.00%	to	1.30%	132	34.57	to	47.71	6,252	0.00%	7.06%	to	8.46%
Guggenheim Rydex Commodities Strategy (RVCMD)
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
2018	0.00%	to	0.15%	475	2.43	to	9.55	1,196	4.32%	-15.33% to -15.26%
2017	0.00%	to	0.15%	668	2.87	to	11.27	1,913	0.00%	4.74%	to	12.70%
2016			0.00%	277			2.74	761	0.00%			10.04%
2015			0.00%	181			2.49	450	0.00%			-33.60%
Guggenheim Rydex Consumer Products (RCPF)
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
2018	0.00%	to	1.30%	187	9.20	to	27.82	5,214	0.53%	-13.27% to -12.13%
2017	0.00%	to	1.30%	145	10.49	to	31.66	4,592	1.18%	4.90%	to	11.52%
2016	0.00%	to	1.30%	135	24.85	to	28.39	3,823	0.72%	4.06%	to	5.42%
2015	0.00%	to	1.30%	322	23.88	to	26.93	8,661	0.54%	4.87%	to	6.23%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
2018	0.00%	to	1.30%	60	12.06	to	40.99	2,380	0.14%	-15.36% to -14.23%
2017	0.00%	to	1.30%	185	14.09	to	47.79	8,601	0.04%	40.90%	to	58.51%
2016	0.00%	to	1.30%	126	25.47	to	30.15	3,787	0.00%	29.03%	to	30.75%
2015	0.00%	to	1.30%	91	19.74	to	23.06	2,109	0.00%	-5.41%	to	-4.24%
Guggenheim Rydex Electronics (RELF)
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
2018	0.00%	to	1.30%	36	10.30	to	23.42	759	0.00%	-13.87% to -12.71%
2017	0.00%	to	1.30%	112	11.82	to	26.83	2,956	0.00%	18.20%	to	31.07%
2016	0.00%	to	1.30%	74	13.59	to	20.47	1,509	0.00%	22.65%	to	24.36%
2015	0.00%	to	1.30%	11	11.08	to	16.46	177	0.00%	0.82%	to	2.11%
Guggenheim Rydex Energy (RENF)
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
2018	0.00%	to	1.30%	164	7.96	to	11.50	1,709	0.78%	-26.47%	to	-25.51%
2017	0.00%	to	1.30%	163	10.70	to	15.64	2,305	0.00%	-7.46%	to	7.00%
2016	0.00%	to	1.30%	226	15.10	to	16.90	3,407	1.07%	29.70%	to	31.42%
2015	0.00%	to	1.30%	61	11.49	to	13.03	706	0.00%	-31.13%	to	-30.24%
Guggenheim Rydex Energy Services (RESF)
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
2018	0.00%	to	1.30%	30	5.41	to	5.85	167	1.08%	-46.38%	to	-45.61%
2017	0.00%	to	1.30%	45	9.97	to	10.91	459	0.00%	-19.72%	to	-0.30%
2016	0.00%	to	1.30%	67	12.61	to	13.59	846	1.65%	21.56%	to	23.14%
2015	0.00%	to	1.30%	41	10.24	to	11.18	422	0.00%	-32.57%	to	-31.69%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2019			0.00%	124			11.52	1,429	2.09%	26.77%	to	28.43%
2018	0.00%	to	1.30%	31	8.73	to	9.12	277	0.30%	-20.05% to -18.97%
2017	0.00%	to	1.30%	82	10.92	to	11.27	906	0.60%	12.70%	to	28.57%
2016	0.00%	to	1.30%	38	8.60	to	8.61	331	1.03%	-6.83%	to	-5.59%
2015	0.00%	to	1.30%	51	9.12	to	9.23	462	1.85%	-8.34%	to	-7.13%

Guggenheim Rydex Financial Services (RFSF)
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%
2018	0.00%	to	1.30%	77	9.83	to	12.82	988	0.29%	-13.45% to -12.31%
2017	0.00%	to	1.30%	430	11.22	to	14.62	6,280	0.57%	12.20%	to	15.57%
2016	0.00%	to	1.30%	319	11.40	to	12.65	4,030	0.57%	14.34%	to	15.84%
2015	0.00%	to	1.30%	336	9.97	to	10.92	3,670	0.00%	-5.23%	to	-3.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Rydex Gov't Long Bond 1.2X Strtgy (RUGB)
2019			0.00%	110			21.48	2,358	1.20%	15.27%	to	16.78%
2018	0.00%	to	1.30%	219	10.16	to	18.40	4,024	1.61%	-6.53%	to	-5.30%
2017	0.00%	to	1.30%	111	10.75	to	19.43	2,151	1.27%	7.50%	to	9.65%
2016	0.00%	to	1.30%	272	16.83	to	17.72	4,814	0.96%	-1.58%	to	-0.34%
2015	0.00%	to	1.30%	137	17.10	to	17.78	2,441	0.82%	-6.30%	to	-5.07%
Guggenheim Rydex Health Care (RHCF)
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
2018	0.00%	to	1.30%	70	11.03	to	30.96	2,032	0.00%	-0.08%	to	1.24%
2017	0.00%	to	1.30%	100	10.91	to	30.58	3,062	0.00%	9.10%	to	22.86%
2016	0.00%	to	1.30%	53	21.73	to	24.89	1,321	0.00%	-10.83%	to	-9.69%
2015	0.00%	to	1.30%	217	24.37	to	27.56	5,975	0.00%	3.18%	to	4.51%
Guggenheim Rydex Internet (RINF)
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
2018	0.00%	to	1.30%	39	11.20	to	38.32	1,292	0.00%	-4.44%	to	-3.21%
2017	0.00%	to	1.30%	35	11.59	to	39.59	1,333	0.00%	15.90%	to	33.98%
2016	0.00%	to	1.30%	78	23.17	to	29.55	2,302	0.00%	3.12%	to	4.42%
2015	0.00%	to	1.30%	135	22.47	to	28.30	3,823	0.00%	6.95%	to	8.39%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92% to -36.10%
2018	0.00%	to	1.30%	733	0.32	to	7.02	345	0.00%	0.00%	to	2.50%
2017	0.00%	to	1.30%	229	0.32	to	6.94	97	0.00%	-40.74%	to	-30.60%
2016	0.00%	to	1.30%	315	0.54	to	0.66	207	0.00%	-29.87%	to	-29.03%
2015	0.00%	to	1.30%	785	0.77	to	0.93	733	0.00%	-9.41%	to	-8.82%
Guggenheim Rydex Inverse Gov't Long Bond Strtgy (RJNF)
2019			0.00%	309			3.34	1,032	0.00%	-14.41% to -13.29%
2018	0.00%	to	1.30%	549	2.63	to	9.64	2,111	0.00%	2.33%	to	3.77%
2017	0.00%	to	1.30%	622	2.57	to	9.30	2,304	0.00%	-10.14%	to	-7.00%
2016	0.00%	to	1.30%	214	2.86	to	4.07	870	0.00%	-4.03%	to	-2.86%
2015	0.00%	to	1.30%	211	2.98	to	4.19	883	0.00%	-2.61%	to	-1.18%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34% to -20.31%
2018	0.00%	to	1.30%	142	1.52	to	10.05	319	0.00%	9.35%	to	10.80%
2017	0.00%	to	1.30%	10	1.39	to	9.07	18	0.00%	-14.72%	to	-9.30%
2016	0.00%	to	1.30%	13	1.63	to	2.09	27	0.00%	-20.10%	to	-18.99%
2015	0.00%	to	1.30%	10	2.04	to	2.58	26	0.00%	-2.39%	to	-1.15%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
2018	0.00%	to	1.30%	3,150	1.09	to	8.46	4,221	0.00%	-3.54%	to	-2.21%
2017	0.00%	to	1.30%	46	1.13	to	8.72	63	0.00%	-25.66%	to	-12.80%
2016	0.00%	to	1.30%	335	1.52	to	1.81	607	0.00%	-10.59%	to	-9.50%
2015	0.00%	to	1.30%	118	1.70	to	2.00	236	0.00%	-14.14%	to	-13.04%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64% to -20.62%
2018	0.00%	to	1.30%	1,338	1.41	to	10.04	2,409	0.00%	10.16%	to	11.11%
2017	0.00%	to	1.30%	78	1.28	to	9.05	126	0.00%	-14.67%	to	-9.50%
2016	0.00%	to	1.30%	166	1.50	to	1.87	310	0.00%	-21.47%	to	-20.09%
2015	0.00%	to	1.30%	1,322	1.91	to	2.34	3,097	0.00%	-1.04%	to	0.00%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91% to -22.91%
2018	0.00%	to	1.30%	689	1.58	to	9.19	1,836	0.00%	2.60%	to	4.10%
2017	0.00%	to	1.30%	139	1.54	to	8.86	341	0.00%	-18.09%	to	-11.40%
2016	0.00%	to	1.30%	134	1.88	to	2.96	397	0.00%	-13.36%	to	-11.90%
2015	0.00%	to	1.30%	404	2.17	to	3.36	1,358	0.00%	-5.65%	to	-4.55%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
2018	0.00%	to	1.30%	7	10.29	to	19.23	127	0.00%	-23.98% to -22.96%
2017	0.00%	to	1.30%	106	13.38	to	24.96	2,648	0.00%	33.80%	to	50.27%
2016	0.00%	to	1.30%	12	13.07	to	16.61	205	0.00%	7.48%	to	8.92%
2015	0.00%	to	1.30%	14	12.16	to	15.25	216	0.00%	10.55%	to	11.97%
Guggenheim Rydex Leisure (RLF)
2019			0.00%	98			31.22	3,066	0.16%	27.61%	to	29.28%
2018	0.00%	to	1.30%	10	9.23	to	24.15	237	0.38%	-14.55% to -13.41%
2017	0.00%	to	1.30%	157	10.68	to	27.89	4,385	0.29%	6.80%	to	20.11%
2016	0.00%	to	1.30%	167	21.39	to	23.22	3,876	0.32%	8.14%	to	9.53%
2015	0.00%	to	1.30%	193	19.78	to	21.20	4,098	0.08%	-1.00%	to	0.33%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
2018	0.00%	to	1.30%	10	9.20	to	43.04	314	0.01%	-20.44% to -19.40%
2017	0.00%	to	1.30%	8	11.43	to	54.10	321	0.00%	14.30%	to	22.45%
2016	0.00%	to	1.30%	35	31.45	to	44.76	1,103	0.00%	27.96%	to	29.64%
2015	0.00%	to	1.30%	2	24.26	to	34.98	59	0.00%	-6.72%	to	-5.49%
Guggenheim Multi-Hedge Strategies (RVARS)
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
2018	0.00%	to	0.15%	227	9.75	to	10.14	2,300	0.00%	-5.16%	to	-5.06%
2017	0.00%	to	0.15%	299	10.28	to	10.68	3,193	0.00%	2.80%	to	3.69%
2016			0.00%	478			10.30	4,921	0.00%			-0.48%
2015			0.00%	573			10.35	5,930	0.63%			1.77%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
2018	0.00%	to	1.30%	256	11.50	to	88.78	20,298	0.00%	-10.49%	to	-9.31%
2017	0.00%	to	1.30%	273	12.70	to	97.89	24,292	0.00%	27.00%	to	69.48%
2016	0.00%	to	1.30%	345	45.49	to	57.76	19,927	0.00%	8.18%	to	9.60%
2015	0.00%	to	1.30%	270	42.05	to	52.70	14,198	0.00%	13.16%	to	14.64%
Guggenheim Rydex NASDAQ-100 (ROF)
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
2018	0.00%	to	1.30%	187	11.11	to	43.30	7,331	0.00%	-3.09%	to	-1.81%
2017	0.00%	to	1.30%	320	11.34	to	44.68	13,548	0.00%	13.40%	to	31.12%
2016	0.00%	to	1.30%	202	32.42	to	34.52	6,548	0.00%	4.61%	to	5.98%
2015	0.00%	to	1.30%	571	30.59	to	33.00	17,459	0.00%	6.87%	to	8.24%
Guggenheim Rydex Nova (RNF)
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%
2018	0.00%	to	1.30%	478	10.67	to	28.78	13,657	0.00%	-11.49% to -10.31%
2017	0.00%	to	1.30%	774	11.91	to	32.09	24,730	0.00%	19.10%	to	31.79%
2016	0.00%	to	1.30%	444	21.94	to	24.35	10,822	0.00%	14.21%	to	15.73%
2015	0.00%	to	1.30%	342	19.21	to	21.04	7,192	0.00%	-1.99%	to	-0.75%
Guggenheim Rydex Precious Metals (RPMF)
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
2018	0.00%	to	1.30%	288	7.08	to	8.92	2,568	4.96%	-17.67% to -16.56%
2017	0.00%	to	1.30%	1,056	8.60	to	10.69	11,291	3.64%	5.00%	to	7.01%
2016	0.00%	to	1.30%	315	8.14	to	9.99	3,142	0.00%	63.45%	to	65.67%
2015	0.00%	to	1.30%	249	4.98	to	6.03	1,503	3.61%	-31.31%	to	-30.45%
Guggenheim Rydex Real Estate (RREF)
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
2018	0.00%	to	1.30%	266	9.51	to	18.63	4,576	0.69%	-8.54%	to	-7.34%
2017	0.00%	to	1.30%	77	10.27	to	20.37	1,434	1.79%	2.70%	to	6.63%
2016	0.00%	to	1.30%	84	17.64	to	19.35	1,485	1.51%	8.77%	to	10.18%
2015	0.00%	to	1.30%	102	16.01	to	17.79	1,632	0.79%	-3.79%	to	-2.56%

Guggenheim Rydex Retailing (RRF)
2019			0.00%	14			31.34	429	0.00%	22.87%	to	24.48%
2018	0.00%	to	1.30%	95	10.42	to	25.18	2,392	0.00%	-4.50%	to	-3.23%
2017	0.00%	to	1.30%	129	10.79	to	26.02	3,362	0.00%	7.90%	to	12.84%
2016	0.00%	to	1.30%	75	20.13	to	23.06	1,730	0.00%	-0.98%	to	0.30%
2015	0.00%	to	1.30%	148	20.33	to	22.99	3,403	0.00%	-2.63%	to	-1.33%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2019			0.00%	2			33.72	59	0.00%	33.62%	to	35.37%
2018	0.00%	to	1.30%	19	9.13	to	34.64	464	0.00%	-20.61% to -19.57%
2017	0.00%	to	1.30%	24	11.36	to	43.63	735	0.00%	13.60%	to	20.04%
2016	0.00%	to	1.30%	34	25.80	to	36.83	871	0.00%	28.73%	to	30.37%
2015	0.00%	to	1.30%	27	19.79	to	28.61	528	0.00%	-10.23%	to	-9.05%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
2018	0.00%	to	1.30%	185	10.62	to	31.19	5,648	0.00%	-16.49% to -15.41%
2017	0.00%	to	1.30%	110	12.57	to	36.87	4,027	0.00%	25.70%	to	43.52%
2016	0.00%	to	1.30%	125	23.17	to	25.69	3,221	0.00%	18.88%	to	20.38%
2015	0.00%	to	1.30%	367	19.49	to	21.34	7,828	0.00%	-2.94%	to	-1.66%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%
2018	0.00%	to	1.30%	185	10.69	to	28.11	5,167	0.00%	-6.86%	to	-5.64%
2017	0.00%	to	1.30%	173	11.35	to	29.79	5,151	0.00%	13.50%	to	24.38%
2016	0.00%	to	1.30%	154	20.66	to	23.95	3,694	0.00%	1.22%	to	2.57%
2015	0.00%	to	1.30%	255	20.41	to	23.35	5,960	0.00%	-0.20%	to	1.08%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
2018	0.00%	to	1.30%	170	9.79	to	23.20	3,772	0.00%	-14.43% to -13.30%
2017	0.00%	to	1.30%	269	11.31	to	26.76	7,139	0.78%	13.10%	to	15.84%
2016	0.00%	to	1.30%	162	21.02	to	23.10	3,747	0.94%	15.88%	to	17.38%
2015	0.00%	to	1.30%	182	18.14	to	19.68	3,587	1.06%	-10.55%	to	-9.35%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
2018	0.00%	to	1.30%	57	9.38	to	27.73	1,556	0.00%	-15.96% to -14.83%
2017	0.00%	to	1.30%	68	11.03	to	32.56	2,134	0.00%	10.30%	to	18.79%
2016	0.00%	to	1.30%	59	24.80	to	27.41	1,621	0.00%	1.35%	to	2.70%
2015	0.00%	to	1.30%	159	24.47	to	26.69	4,242	0.00%	0.04%	to	1.29%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
2018	0.00%	to	1.30%	39	9.10	to	21.86	856	0.00%	-20.04% to -18.98%
2017	0.00%	to	1.30%	150	11.24	to	26.98	4,025	0.00%	11.69%	to	13.17%
2016	0.00%	to	1.30%	141	21.98	to	23.84	3,361	0.00%	27.20%	to	28.86%
2015	0.00%	to	1.30%	76	17.28	to	18.50	1,402	0.00%	-12.99%	to	-11.86%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
2018	0.00%	to	1.30%	80	9.91	to	27.31	2,147	0.00%	-10.23%	to	-9.03%
2017	0.00%	to	1.30%	87	10.91	to	30.02	2,560	0.00%	9.10%	to	16.04%
2016	0.00%	to	1.30%	182	23.81	to	25.87	4,695	0.00%	17.18%	to	18.72%
2015	0.00%	to	1.30%	104	20.32	to	21.79	2,261	0.00%	-1.65%	to	-0.37%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
2018	0.00%	to	1.30%	95	8.48	to	17.42	1,648	0.00%	-21.64%	to	-20.60%
2017	0.00%	to	1.30%	209	10.69	to	21.94	4,585	0.00%	-1.55%	to	6.90%
2016	0.00%	to	1.30%	196	19.95	to	22.00	4,331	0.00%	30.05%	to	31.74%
2015	0.00%	to	1.30%	99	15.34	to	16.70	1,653	0.00%	-14.68%	to	-13.52%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2019			0.00%	64			8.77	563	0.76%			4.61%
2018	0.00%	to	0.15%	229	8.38	to	9.80	1,917	0.00%	11.62%	to	11.73%
2017	0.00%	to	0.15%	26	7.50	to	8.78	195	0.00%	-17.58%	to -12.20%
2016			0.00%	290			9.10	2,638	0.00%			6.93%
2015			0.00%	101			8.51	855	0.00%			13.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Rydex Technology (RTEC)
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
2018	0.00%	to	1.30%	126	11.48	to	28.78	3,506	0.00%	-2.79%	to	-1.51%
2017	0.00%	to	1.30%	216	11.67	to	29.22	6,305	0.00%	16.70%	to	32.64%
2016	0.00%	to	1.30%	209	17.51	to	22.03	4,606	0.00%	9.64%	to	11.04%
2015	0.00%	to	1.30%	202	15.97	to	19.84	4,007	0.00%	-0.19%	to	1.12%
Guggenheim Rydex Telecommunications (RTEL)
2019			0.00%	89			16.11	1,439	0.00%	11.75%	to	13.21%
2018	0.00%	to	1.30%	78	9.85	to	14.23	1,106	0.59%	-6.55%	to	-5.26%
2017	0.00%	to	1.30%	132	10.42	to	15.02	1,990	0.58%	4.20%	to	5.85%
2016	0.00%	to	1.30%	184	11.68	to	14.19	2,617	0.76%	15.87%	to	17.37%
2015	0.00%	to	1.30%	30	10.08	to	12.09	365	1.39%	-7.95%	to	-6.71%
Guggenheim Rydex Transportation (RTRF)
2019			0.00%	47			30.41	1,431	0.00%	20.66%	to	22.24%
2018	0.00%	to	1.30%	18	9.31	to	24.88	350	0.00%	-21.11% to -20.05%
2017	0.00%	to	1.30%	102	11.66	to	31.12	3,179	0.00%	16.60%	to	22.04%
2016	0.00%	to	1.30%	155	23.87	to	25.50	3,943	0.00%	13.94%	to	15.44%
2015	0.00%	to	1.30%	58	20.95	to	22.09	1,288	0.00%	-15.18%	to	-14.11%
Guggenheim Rydex Utilities (RUTL)
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
2018	0.00%	to	1.30%	372	10.87	to	25.35	9,417	2.06%	2.42%	to	3.82%
2017	0.00%	to	1.30%	182	10.49	to	24.75	4,425	1.88%	4.90%	to	10.97%
2016	0.00%	to	1.30%	190	21.96	to	22.58	4,164	1.03%	14.85%	to	16.38%
2015	0.00%	to	1.30%	229	18.87	to	19.66	4,328	1.73%	-8.56%	to	-7.36%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
2018	0.00%	to	0.15%	18	6.95	to	9.93	122	0.00%	-11.81% to -11.69%
2017	0.00%	to	0.15%	17	7.87	to	11.26	132	0.00%	12.60%	to	19.24%
2016			0.00%	18			6.60	121	0.00%			-8.59%
2015			0.00%	46			7.22	332	0.00%			-16.92%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
2018	0.00%	to	0.15%	2,726	10.12	to	11.78	31,994	2.96%	-0.98%	to	-0.76%
2017	0.00%	to	0.15%	2,417	10.22	to	11.87	28,673	3.31%	2.20%	to	3.49%
2016			0.00%	1,984			11.47	22,780	5.43%			8.51%
2015			0.00%	1,487			10.57	15,716	3.58%			0.76%
Guggenheim Var Ser World Equity Income Ser D (SBLD)
2019			0.00%	6			17.88	104	2.60%			21.40%
2018			0.00%	13			14.73	192	2.84%			-8.17%
2017			0.00%	14			16.04	218	2.78%			15.06%
2016			0.00%	14			13.94	198	3.00%			10.37%
2015			0.00%	23			12.63	295	3.26%			-0.63%
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
2018	0.00%	to	0.15%	60	10.61	to	21.84	1,298	1.56%	-7.26%	to	-7.10%
2017	0.00%	to	0.15%	64	11.44	to	23.51	1,475	0.90%	14.40%	to	24.66%
2016			0.00%	55			18.86	1,041	0.70%			8.64%
2015			0.00%	54			17.36	941	0.77%			-0.06%
Guggenheim Var Ser High Yield Ser P (SBLP)
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
2018	0.00%	to	0.15%	443	9.85	to	14.74	6,479	7.87%	-4.28%	to	-4.10%
2017	0.00%	to	0.15%	873	10.29	to	15.37	13,420	4.45%	2.90%	to	6.22%
2016			0.00%	1,558			14.47	22,554	7.83%			17.45%
2015			0.00%	54			12.32	666	4.11%			-3.90%

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
2018	0.00%	to	0.15%	37	9.00	to	17.98	652	0.00%	-12.79%	to	-12.68%
2017	0.00%	to	0.15%	40	10.32	to	20.59	829	0.00%	3.20%	to	3.73%
2016			0.00%	77			19.85	1,535	0.00%			26.59%
2015			0.00%	43			15.68	677	0.00%			-6.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
2019			0.00%	0			28.42	2	0.63%			25.68%
2018			0.00%	0			22.61	1	1.01%			-10.31%
2017			0.00%	0			25.21	1	0.73%			22.38%
2016			0.00%	0			20.60	1	0.00%			13.44%
2015			0.00%	0			18.16	3	0.83%			-1.30%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2019			0.00%	58			31.72	1,850	1.97%			33.92%
2018	0.00%	to	0.15%	47	11.20	to	23.68	1,105	1.49%	-3.78%	to	-3.66%
2017	0.00%	to	0.15%	56	11.64	to	24.58	1,375	0.97%	16.40%	to	30.12%
2016			0.00%	62			18.89	1,172	0.39%			8.75%
2015			0.00%	77			17.37	1,337	1.06%			5.46%
Guggenheim Rydex High Yield Strategy (RHYS)
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
2018	0.00%	to	0.15%	62	10.18	to	11.79	725	7.54%	-0.97%	to	-0.84%
2017	0.00%	to	0.15%	66	10.28	to	11.89	788	3.43%	2.80%	to	6.83%
2016			0.00%	79			11.13	877	2.29%			11.63%
2015			0.00%	7			9.97	65	0.00%			-0.70%
Invesco V.I. Comstock I (ACC1)
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
2018	0.00%	to	0.15%	179	10.11	to	20.89	3,700	1.62%	-12.32% to -12.15%
2017	0.00%	to	0.15%	122	11.53	to	23.78	2,854	2.21%	15.30%	to	17.84%
2016			0.00%	115			20.18	2,318	1.61%			17.33%
2015			0.00%	170			17.20	2,931	1.56%			-6.01%
Invesco V.I. Growth and Income I (ACGI)
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
2018	0.00%	to	0.15%	156	9.57	to	20.18	3,139	2.08%	-13.55% to -13.39%
2017	0.00%	to	0.15%	163	11.07	to	23.30	3,791	1.41%	10.70%	to	14.33%
2016			0.00%	194			20.38	3,954	1.07%			19.67%
2015			0.00%	101			17.03	1,726	3.16%			-3.02%
Invesco V.I. Value Opportunities II (AVBV2)
2019			0.00%	1			20.06	14	0.00%	28.44%	to	30.12%
2018	0.00%	to	1.30%	1	15.42	to	17.35	11	0.00%	-20.38% to -19.35%
2017	0.00%	to	1.30%	1	19.12	to	21.79	13	0.02%	15.72%	to	17.23%
2016	0.00%	to	1.30%	1	16.31	to	18.83	12	0.04%	16.38%	to	17.93%
2015	0.00%	to	1.30%	8	13.83	to	16.18	108	2.29%	-11.83%	to	-10.66%
Invesco V.I. Core Equity I (AVGI)
2019			0.00%	82			25.44	2,068	1.24%	27.30%	to	28.96%
2018	0.00%	to	1.30%	53	9.73	to	19.73	1,037	0.75%	-10.58%	to	-9.37%
2017	0.00%	to	1.30%	84	10.75	to	21.77	1,820	1.00%	7.50%	to	13.15%
2016	0.00%	to	1.30%	95	16.74	to	19.24	1,826	0.78%	8.84%	to	10.26%
2015	0.00%	to	1.30%	46	15.38	to	17.45	794	1.04%	-7.01%	to	-5.78%
Invesco V.I. Equity and Income I (IVKEI1)
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
2018	0.00%	to	0.15%	666	9.74	to	17.87	11,820	2.32%	-9.65%	to	-9.52%
2017	0.00%	to	0.15%	485	10.78	to	19.75	9,480	1.76%	7.80%	to	11.02%
2016			0.00%	513			17.79	9,130	1.88%			15.15%
2015			0.00%	381			15.45	5,885	2.77%			-2.28%
Invesco V.I. Health Care I (IVHS)
2019			0.00%	72			38.07	2,755	0.04%	30.79%	to	32.50%
2018	0.00%	to	1.30%	63	10.42	to	28.73	1,658	0.00%	-0.38%	to	0.88%
2017	0.00%	to	1.30%	41	10.34	to	28.48	1,159	0.00%	3.40%	to	15.87%
2016	0.00%	to	1.30%	52	20.62	to	24.58	1,283	0.00%	-12.59% to -11.49%
2015	0.00%	to	1.30%	104	23.59	to	27.77	2,884	0.00%	1.81%	to	3.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Invesco V.I. Global Real Estate I (IVRE)
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
2018	0.00%	to	1.30%	793	10.10	to	32.39	16,098	4.31%	-7.35%	to	-6.15%
2017	0.00%	to	1.30%	684	10.78	to	34.96	14,825	3.32%	7.80%	to	13.06%
2016	0.00%	to	1.30%	556	19.14	to	31.33	10,664	1.64%	0.74%	to	2.03%
2015	0.00%	to	1.30%	500	18.76	to	31.10	9,403	3.46%	-2.78%	to	-1.47%
Invesco V.I. High Yield I (AVHY1)
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
2018	0.00%	to	1.30%	151	9.92	to	21.52	3,253	6.80%	-4.62%	to	-3.37%
2017	0.00%	to	1.30%	335	10.28	to	22.27	7,465	6.25%	2.80%	to	6.30%
2016	0.00%	to	1.30%	1,066	18.98	to	20.95	22,335	6.79%	9.77%	to	11.20%
2015	0.00%	to	1.30%	148	17.29	to	18.84	2,787	2.42%	-4.42%	to	-3.14%
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
2018	0.00%	to	0.15%	625	9.95	to	12.16	7,564	1.97%	-6.92%	to	-6.75%
2017	0.00%	to	0.15%	277	10.69	to	13.04	3,611	3.36%	6.90%	to	9.86%
2016			0.00%	282			11.87	3,352	0.19%			11.56%
2015			0.00%	214			10.64	2,280	4.03%			-4.40%
Invesco V.I. International Growth I (AVIE)
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%
2018	0.00%	to	0.15%	427	9.44	to	11.51	4,906	1.86%	-15.11% to -14.99%
2017	0.00%	to	0.15%	633	11.12	to	13.54	8,558	1.46%	11.20%	to	23.09%
2016			0.00%	755			11.00	8,304	1.59%			-0.45%
2015			0.00%	677			11.05	7,484	1.38%			-2.39%
Invesco V.I. Diversified Dividend I (IVDDI)
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
2018	0.00%	to	0.15%	796	9.77	to	19.04	14,926	2.45%	-7.74%	to	-7.57%
2017	0.00%	to	0.15%	844	10.59	to	20.60	17,307	1.68%	5.90%	to	8.59%
2016			0.00%	1,089			18.97	20,673	1.48%			14.76%
2015			0.00%	405			16.53	6,699	1.72%			2.10%
Invesco V.I. Technology I (IVT)
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
2018	0.00%	to	1.30%	113	11.40	to	30.62	3,269	0.00%	-1.79%	to	-0.46%
2017	0.00%	to	1.30%	110	11.47	to	30.76	3,274	0.00%	14.70%	to	35.15%
2016	0.00%	to	1.30%	13	9.65	to	22.76	303	0.00%	-2.03%	to	-0.78%
2015	0.00%	to	1.30%	122	9.85	to	22.94	2,809	0.00%	5.35%	to	6.85%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
2018	0.00%	to	1.30%	152	9.53	to	24.16	3,180	0.00%	-12.75% to -11.61%
2017	0.00%	to	1.30%	163	10.79	to	27.69	3,941	0.00%	7.90%	to	14.64%
2016	0.00%	to	1.30%	153	21.04	to	24.46	3,215	0.00%	11.69%	to	13.18%
2015	0.00%	to	1.30%	137	18.59	to	21.90	2,552	0.00%	-5.52%	to	-4.27%
Invesco V.I. Government Securities I (IVGS1)
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%
2018	0.00%	to	0.15%	492	10.14	to	14.00	6,885	3.13%	0.40%	to	0.57%
2017	0.00%	to	0.15%	666	10.10	to	13.92	9,274	3.49%	1.00%	to	1.98%
2016			0.00%	670			13.65	9,154	3.44%			1.19%
2015			0.00%	417			13.49	5,631	3.83%			0.37%
Invesco V.I. Core Plus Bond I (IVCPBI)
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
2018	0.00%	to	0.15%	418	10.05	to	10.64	4,446	3.61%	-2.52%	to	-2.30%
2017	0.00%	to	0.15%	543	10.31	to	10.89	5,904	5.51%	3.10%	to	6.35%
2016			0.00%	43			10.24	440	4.41%			2.40%****

Invesco V.I. Government Money Market I (IVGMMI)
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
2018	0.00%	to	1.30%	54,591	9.38	to	10.23	558,438	1.57%	0.21%	to	1.59%
2017	0.00%	to	1.30%	32,332	9.36	to	10.07	325,665	0.58%	-0.74%	to	0.50%
2016	0.00%	to	1.30%	27,075	9.43	to	10.02	271,542	0.00%	-1.15%	to	0.10%
2015	0.00%	to	1.30%	37,441	9.54	to	10.01	374,712	0.00%	-1.24%	to	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
2019			0.00%	291			13.85	4,029	4.00%			9.25%
2018	0.00%	to	0.15%	171	10.10	to	12.68	2,165	3.49%	-1.46%	to	-1.25%
2017	0.00%	to	0.15%	237	10.25	to	12.84	3,041	2.04%	2.50%	to	4.31%
2016			0.00%	140			12.31	1,730	4.63%			3.10%
2015			0.00%	342			11.94	4,082	3.65%			0.67%
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)
2019			0.00%	2			17.54	43	1.83%			17.22%
2018			0.00%	8			14.96	114	1.74%			-5.56%
2017			0.00%	8			15.84	131	1.72%			8.94%
2016			0.00%	8			14.54	121	2.13%			4.98%
2015			0.00%	8			13.85	115	1.92%			0.58%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
2018	0.00%	to	0.15%	982	9.02	to	14.66	14,341	0.59%	-19.68% to -19.54%
2017	0.00%	to	0.15%	1,035	11.23	to	18.22	18,860	1.12%	12.30%	to	26.44%
2016			0.00%	892			14.41	12,848	0.89%			-2.70%
2015			0.00%	801			14.81	11,865	0.89%			3.13%
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
2018	0.00%	to	0.15%	652	10.20	to	19.27	12,109	0.74%	-13.49% to -13.39%
2017	0.00%	to	0.15%	681	11.79	to	22.25	14,949	0.78%	17.90%	to	36.34%
2016			0.00%	585			16.32	9,550	0.75%			-0.18%
2015			0.00%	518			16.35	8,471	1.13%			3.68%
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
2018	0.00%	to	0.15%	144	9.97	to	21.78	2,862	0.83%	-8.20%	to	-8.10%
2017	0.00%	to	0.15%	371	10.86	to	23.70	8,768	0.48%	8.60%	to	16.63%
2016			0.00%	150			20.32	3,049	0.67%			11.28%
2015			0.00%	153			18.26	2,795	0.58%			3.11%
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%
2018	0.00%	to	0.15%	184	9.81	to	12.16	2,238	4.83%	-4.66%	to	-4.55%
2017	0.00%	to	0.15%	181	10.29	to	12.74	2,299	1.63%	2.90%	to	5.99%
2016			0.00%	154			12.02	1,851	4.29%			6.28%
2015			0.00%	124			11.31	1,406	5.63%			-2.50%
Ivy VIP Asset Strategy (WRASP)
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
2018	0.00%	to	0.15%	342	10.46	to	14.17	4,849	1.97%	-5.60%	to	-5.41%
2017	0.00%	to	0.15%	328	11.08	to	14.98	4,912	1.43%	10.80%	to	18.23%
2016			0.00%	581			12.67	7,356	0.60%			-2.54%
2015			0.00%	813			13.00	10,586	0.37%			-8.39%
Ivy VIP Balanced (WRBP)
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
2018	0.00%	to	0.15%	114	10.23	to	19.79	2,251	1.24%	-3.31%	to	-3.23%
2017	0.00%	to	0.15%	221	10.58	to	20.45	4,511	1.41%	5.80%	to	11.38%
2016			0.00%	238			18.36	4,367	1.35%			2.00%
2015			0.00%	281			18.00	5,076	1.10%			-0.33%
Ivy VIP Corporate Bond (WRBDP)
2019			0.00%	338			14.54	4,918	2.33%			12.18%
2018	0.00%	to	0.15%	116	10.00	to	12.96	1,501	2.49%	-2.06%	to	-1.89%
2017	0.00%	to	0.15%	138	10.21	to	13.21	1,825	1.65%	2.10%	to	4.02%
2016			0.00%	116			12.70	1,472	3.49%			4.01%
2015			0.00%	110			12.21	1,339	1.85%			0.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Ivy VIP Global Equity Income (WRDIV)
2019			0.00%	6			23.79	148	2.89%			23.15%
2018			0.00%	7			19.31	135	1.63%			-11.71%
2017			0.00%	8			21.87	165	1.21%			15.59%
2016			0.00%	9			18.92	165	1.21%			6.95%
2015			0.00%	11			17.69	190	1.34%			-2.05%
Ivy VIP Energy (WRENG)
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
2018	0.00%	to	0.15%	178	6.70	to	8.05	1,431	0.00%	-34.25%	to	-34.12%
2017	0.00%	to	0.15%	175	10.19	to	12.22	2,139	0.65%	-12.65%	to	1.90%
2016			0.00%	282			13.99	3,950	0.14%			34.52%
2015			0.00%	193			10.40	2,004	0.06%			-22.10%
Ivy VIP Global Bond (WRGBP)
2019	0.00%	to	0.15%	105	11.12	to	12.88	1,333	3.58%	9.26%	to	9.42%
2018	0.00%	to	0.15%	131	10.18	to	11.77	1,540	2.53%	-0.29%	to	-0.17%
2017	0.00%	to	0.15%	155	10.21	to	11.79	1,830	2.58%	2.10%	to	4.24%
2016			0.00%	92			11.31	1,042	2.38%			7.10%
2015			0.00%	47			10.56	496	3.76%			-2.67%
Ivy VIP Natural Resources (WRGNR)
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
2018	0.00%	to	0.15%	143	6.31	to	8.39	905	0.31%	-23.38% to -23.24%
2017	0.00%	to	0.15%	195	8.22	to	10.95	1,606	0.13%	3.01%	to	9.50%
2016			0.00%	227			7.98	1,809	0.60%			23.72%
2015			0.00%	110			6.45	710	0.09%			-22.38%
Ivy VIP Growth (WRGP)
2019			0.00%	1			39.82	20	0.00%			36.59%
2018			0.00%	1			29.15	15	0.00%			2.28%
2017			0.00%	1			28.50	15	0.00%			29.31%
2016			0.00%	1			22.04	20	0.00%			1.24%
2015			0.00%	2			21.77	47	0.00%			7.14%
Ivy VIP High Income (WRHIP)
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
2018	0.00%	to	0.15%	726	10.07	to	18.81	13,571	7.41%	-2.23%	to	-2.13%
2017	0.00%	to	0.15%	680	10.30	to	19.22	13,037	6.34%	3.00%	to	6.72%
2016			0.00%	1,335			18.01	24,045	7.81%			16.19%
2015			0.00%	488			15.50	7,568	8.05%			-6.51%
Ivy VIP Limited-Term Bond (WRLTBP)
2019			0.00%	326			11.00	3,582	1.70%			4.23%
2018	0.00%	to	0.15%	380	10.10	to	10.55	4,009	1.79%	0.60%	to	0.76%
2017	0.00%	to	0.15%	328	10.04	to	10.47	3,434	1.49%	0.40%	to	1.45%
2016			0.00%	342			10.32	3,533	1.73%			1.88%
2015			0.00%	364			10.13	3,691	1.18%			0.90%
Ivy VIP Mid Cap Growth (WRMCG)
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
2018	0.00%	to	0.15%	235	11.58	to	27.68	6,385	0.00%	-0.17%	to	-0.04%
2017	0.00%	to	0.15%	209	11.60	to	27.69	5,759	0.00%	16.00%	to	26.90%
2016			0.00%	183			21.82	4,001	0.00%			6.08%
2015			0.00%	178			20.57	3,667	0.00%			-5.77%
Ivy VIP Science and Technology (WRSTP)
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%
2018	0.00%	to	0.15%	124	10.95	to	28.86	3,518	0.00%	-5.44%	to	-5.22%
2017	0.00%	to	0.15%	157	11.58	to	30.45	4,771	0.00%	15.80%	to	32.10%
2016			0.00%	153			23.05	3,526	0.00%			1.54%
2015			0.00%	320			22.70	7,266	0.00%			-2.87%

Ivy VIP Value (WRVP)
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
2018	0.00%	to	0.15%	40	10.05	to	22.12	842	1.93%	-7.37%	to	-7.25%
2017	0.00%	to	0.15%	19	10.85	to	23.85	450	1.28%	8.50%	to	12.50%
2016			0.00%	45			21.20	953	1.20%			11.17%
2015			0.00%	62			19.07	1,182	0.49%			-3.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Janus Henderson Balanced - Inst (JABIN)
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
2018	0.00%	to	0.15%	1,810	11.19	to	22.76	40,612	2.10%	0.54%	to	0.66%
2017	0.00%	to	0.15%	1,615	11.13	to	22.61	36,443	1.62%	11.30%	to	18.44%
2016			0.00%	1,622			19.09	30,955	2.27%			4.60%
2015			0.00%	1,532			18.25	27,954	2.04%			0.61%
Janus Henderson Forty - Inst (JAFRIN)
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
2018	0.00%	to	0.15%	267	11.47	to	28.12	7,296	0.00%	1.87%	to	1.96%
2017	0.00%	to	0.15%	368	11.26	to	27.58	9,913	0.00%	12.60%	to	30.34%
2016			0.00%	338			21.16	7,146	1.03%			2.17%
2015			0.00%	611			20.71	12,652	1.06%			12.25%
Janus Henderson Global Research - Inst (JAGRIN)
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
2018	0.00%	to	1.30%	169	10.60	to	18.25	3,021	1.13%	-8.06%	to	-6.89%
2017	0.00%	to	1.30%	162	11.39	to	19.60	3,145	0.81%	13.90%	to	27.03%
2016	0.00%	to	1.30%	73	14.94	to	15.43	1,126	0.93%	0.74%	to	2.12%
2015	0.00%	to	1.30%	74	14.83	to	15.11	1,125	0.72%	-3.58%	to	-2.33%
Janus Henderson US Low Volatility - Serv (JIULVV)
2019	0.00%	to	0.15%	493	13.38	to	14.64	7,206	1.62%	27.85%	to	28.05%
2018	0.00%	to	0.15%	256	10.46	to	11.43	2,921	3.19%	-4.74%	to	-4.59%
2017	0.00%	to	0.15%	83	10.98	to	11.98	1,000	4.94%	9.80%	to	15.41%
2016			0.00%	0			10.38	0	0.00%			3.80%****
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
2018	0.00%	to	0.15%	773	9.49	to	18.74	13,710	1.12%	-13.81% to -13.64%
2017	0.00%	to	0.15%	603	11.01	to	21.70	12,823	0.79%	10.10%	to	13.97%
2016			0.00%	833			19.04	15,862	1.10%			19.00%
2015			0.00%	450			16.00	7,197	1.25%			-3.44%
Janus Henderson Research - Inst (JARIN)
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%
2018	0.00%	to	1.30%	198	10.97	to	24.79	4,807	0.61%	-3.86%	to	-2.56%
2017	0.00%	to	1.30%	166	11.28	to	25.44	4,179	0.42%	12.80%	to	27.84%
2016	0.00%	to	1.30%	128	18.89	to	19.90	2,540	0.54%	-0.79%	to	0.51%
2015	0.00%	to	1.30%	126	19.04	to	19.80	2,500	0.83%	3.99%	to	5.38%
Janus Henderson Enterprise - Inst (JAEI)
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
2018	0.00%	to	1.30%	1,107	11.55	to	40.24	35,664	0.00%	-1.71%	to	-0.41%
2017	0.00%	to	1.30%	1,002	11.61	to	40.94	33,413	0.61%	16.10%	to	27.44%
2016	0.00%	to	1.30%	819	26.57	to	32.55	21,769	0.83%	10.94%	to	12.35%
2015	0.00%	to	1.30%	570	23.65	to	29.34	13,488	0.89%	2.66%	to	4.05%
Janus Henderson Flexible Bond - Serv (JAFBS)
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
2018	0.00%	to	0.15%	1,928	10.02	to	11.37	21,884	2.65%	-1.38%	to	-1.30%
2017	0.00%	to	0.15%	2,316	10.16	to	11.52	26,671	2.44%	1.60%	to	3.41%
2016			0.00%	2,579			11.14	28,735	2.45%			2.20%
2015			0.00%	2,504			10.90	27,298	2.13%			-0.09%
Janus Henderson Global Technology - Serv (JAGTS)
2019			0.00%	5			37.72	184	0.00%			44.82%
2018			0.00%	6			26.05	150	0.00%			0.93%
2017			0.00%	6			25.81	150	0.41%			44.92%
2016			0.00%	7			17.81	127	0.09%			13.87%
2015			0.00%	7			15.64	117	0.77%			4.62%

Janus Henderson Overseas - Inst (JAIG)
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
2018	0.00%	to	1.30%	312	9.72	to	28.18	3,722	1.84%	-16.03% to -14.99%
2017	0.00%	to	1.30%	266	11.44	to	33.56	3,736	2.23%	14.40%	to	31.10%
2016	0.00%	to	1.30%	155	10.74	to	25.93	1,662	4.77%	-7.66%	to	-6.45%
2015	0.00%	to	1.30%	297	11.48	to	28.08	3,405	0.60%	-9.77%	to	-8.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
2018	0.10%	to	0.25%	1,034	9.98	to	12.59	12,899	2.92%	-13.74% to -13.59%
2017	0.10%	to	0.35%	674	11.57	to	14.57	9,787	2.22%	15.70%	to	32.58%
2016	0.00%	to	0.10%	237			10.99	2,631	3.25%			17.92%
2015	0.00%	to	0.10%	46			9.32	426	0.91%			-6.80%****
JPMorgan Global Allocation Class 2 (JPIGA2)
2019	0.00%	to	0.15%	942	11.92	to	13.18	12,370	2.16%	16.40%	to	16.58%
2018	0.00%	to	0.15%	704	10.24	to	11.30	7,929	0.00%	-6.40%	to	-6.38%
2017	0.00%	to	0.15%	1,000	10.94	to	12.07	12,065	1.39%	9.40%	to	16.84%
2016			0.00%	764			10.33	7,889	3.83%			5.84%
2015			0.00%	14			9.76	132	1.40%			-2.40%****
JPMorgan Income Builder Class 2 (JPIIB2)
2019	0.00%	to	0.15%	500	11.60	to	12.63	6,268	3.06%	14.10%	to	14.27%
2018	0.00%	to	0.15%	430	10.16	to	11.06	4,718	0.00%	-5.14%	to	-4.90%
2017	0.00%	to	0.15%	293	10.71	to	11.63	3,401	3.29%	7.10%	to	11.72%
2016			0.00%	312			10.41	3,250	3.63%			6.22%
2015			0.00%	22			9.80	215	5.40%			-2.00%****
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
2018	0.00%	to	0.15%	157	10.45	to	14.79	2,303	1.43%	-6.70%	to	-6.57%
2017	0.00%	to	0.15%	106	11.20	to	15.83	1,672	0.00%	12.00%	to	20.56%
2016			0.00%	82			13.13	1,073	0.00%			3.22%
2015			0.00%	94			12.72	1,200	0.00%			-0.39%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
2018	0.00%	to	1.30%	131	9.72	to	29.23	2,984	0.02%	-14.36% to -13.24%
2017	0.00%	to	1.30%	99	11.22	to	34.13	2,756	0.39%	12.20%	to	13.95%
2016	0.00%	to	1.30%	77	24.66	to	30.34	1,903	0.00%	14.27%	to	15.77%
2015	0.00%	to	1.30%	75	21.30	to	26.55	1,599	0.00%	-3.63%	to	-2.38%
Lazard Retirement Emerging Markets Equity (LZREMS)
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
2018	0.00%	to	1.30%	1,239	9.20	to	26.06	29,425	1.86%	-19.59% to -18.55%
2017	0.00%	to	1.30%	1,391	11.32	to	32.41	41,437	1.76%	13.20%	to	27.80%
2016	0.00%	to	1.30%	1,252	23.45	to	25.69	29,390	1.11%	19.21%	to	20.81%
2015	0.00%	to	1.30%	1,081	19.41	to	21.55	20,988	1.16%	-21.09%	to	-20.06%
Lazard Retirement International Equity (LZRIES)
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
2018	0.00%	to	1.30%	592	9.67	to	16.91	9,987	1.24%	-15.02% to -13.90%
2017	0.00%	to	1.30%	879	11.25	to	19.64	17,256	2.67%	12.50%	to	22.37%
2016	0.00%	to	1.30%	821	15.00	to	16.05	13,189	1.31%	-5.48%	to	-4.29%
2015	0.00%	to	1.30%	850	15.87	to	16.77	14,255	1.76%	0.38%	to	1.70%
LMCBV Aggressive Growth I (LPVCAI)
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
2018	0.00%	to	0.15%	181	9.69	to	22.19	3,889	0.48%	-8.41%	to	-8.34%
2017	0.00%	to	0.15%	178	10.58	to	24.21	4,321	0.34%	5.80%	to	16.28%
2016			0.00%	513			20.82	10,677	0.62%			1.22%
2015			0.00%	629			20.57	12,933	0.31%			-1.77%
LMCBV Dividend Strategy I (LPVCII)
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
2018	0.00%	to	1.30%	386	10.68	to	19.94	7,558	1.72%	-6.09%	to	-4.82%
2017	0.00%	to	1.30%	374	11.24	to	20.95	7,827	1.52%	12.40%	to	19.17%
2016	0.00%	to	1.30%	362	15.50	to	17.58	6,357	2.29%	13.47%	to	14.98%
2015	0.00%	to	1.30%	140	13.66	to	15.29	2,146	2.34%	-5.53%	to	-4.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
LMCBV Small Cap Growth II (SBVSG2)
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
2018	0.00%	to	0.15%	496	11.83	to	19.81	9,320	0.00%	3.05%	to	3.18%
2017	0.00%	to	0.15%	181	11.48	to	19.20	3,459	0.00%	14.80%	to	23.95%
2016			0.00%	124			15.49	1,914	0.00%			5.52%
2015			0.00%	134			14.68	1,968	0.00%			-4.55%
LM QS Dynamic Multi Strategy II (LPVQD2)
2019	0.00%	to	0.15%	79	11.55	to	14.79	1,081	2.08%	15.34%	to	15.51%
2018	0.00%	to	0.15%	82	10.02	to	12.81	970	1.78%	-7.39%	to	-7.24%
2017	0.00%	to	0.15%	62	10.82	to	13.81	848	1.27%	8.20%	to	13.85%
2016			0.00%	66			12.13	797	0.81%			-0.49%
2015			0.00%	133			12.19	1,625	0.76%			-5.43%
LMCBV Large Cap Growth I (LVCLGI)
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
2018	0.00%	to	1.30%	681	11.41	to	27.37	17,748	0.31%	-1.30%	to	0.00%
2017	0.00%	to	1.30%	592	11.43	to	27.37	16,127	0.26%	14.30%	to	25.78%
2016	0.00%	to	1.30%	348	19.19	to	21.76	7,566	0.54%	6.02%	to	7.40%
2015	0.00%	to	1.30%	312	18.10	to	20.26	6,323	0.72%	8.38%	to	9.81%
LMWAV Global High Yield Bond I (SBVHY)
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%
2018	0.00%	to	0.15%	146	9.94	to	20.88	3,049	4.79%	-4.05%	to	-3.91%
2017	0.00%	to	0.15%	286	10.36	to	21.73	6,216	4.36%	3.60%	to	8.65%
2016			0.00%	139			20.00	2,772	7.04%			15.61%
2015			0.00%	97			17.30	1,676	4.09%			-5.82%
Lord Abbett Calibrated Dividend Growth (LOVCDG)
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
2018	0.00%	to	1.30%	288	10.76	to	30.89	7,425	1.73%	-5.91%	to	-4.66%
2017	0.00%	to	1.30%	262	11.31	to	32.83	7,319	1.80%	13.10%	to	19.11%
2016	0.00%	to	1.30%	249	23.97	to	27.92	6,005	1.94%	13.63%	to	15.13%
2015	0.00%	to	1.30%	149	20.82	to	24.57	3,099	2.58%	-3.38%	to	-2.16%
Lord Abbett Bond Debenture (LOVBD)
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
2018	0.00%	to	0.15%	1,018	10.08	to	19.03	19,119	3.63%	-4.09%	to	-4.03%
2017	0.00%	to	0.15%	1,237	10.51	to	19.83	24,499	4.47%	5.10%	to	9.20%
2016			0.00%	1,040			18.16	18,918	4.00%			12.17%
2015			0.00%	1,077			16.19	17,510	3.02%			-1.52%
Lord Abbett Growth and Income (LOVGI)
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
2018	0.00%	to	1.30%	107	10.17	to	30.95	2,290	1.36%	-9.32%	to	-8.16%
2017	0.00%	to	1.30%	115	11.09	to	34.13	2,675	0.61%	10.90%	to	13.39%
2016	0.00%	to	1.30%	387	20.32	to	30.50	7,873	4.42%	15.62%	to	17.12%
2015	0.00%	to	1.30%	148	17.35	to	26.38	2,595	1.27%	-4.11%	to	-2.86%
MainStay VP MacKay Convertible Service (MNCPS)
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
2018	0.00%	to	0.15%	399	10.31	to	10.34	4,119	1.39%	-2.64%	to	-2.45%
2017	0.00%	to	0.15%	122	20.59	to	20.60	1,296	0.92%	5.90%	to	6.00%****
MFS Growth Series - Service (MEGSS)
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
2018	0.00%	to	0.15%	111	11.76	to	13.55	1,501	0.00%	2.26%	to	2.34%
2017	0.00%	to	0.15%	58	11.50	to	13.24	768	0.00%	15.00%	to	31.09%
2016			0.00%	24			10.10	246	0.00%			2.23%
2015			0.00%	0			19.86	0	0.00%			-1.00%****

MFS Value Series - Service (MVFSC)
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
2018	0.00%	to	0.15%	163	9.99	to	11.48	1,869	1.22%	-10.48%	to	-10.38%
2017	0.00%	to	0.15%	61	11.16	to	12.81	784	2.04%	11.60%	to	17.42%
2016			0.00%	26			10.91	278	2.54%			13.76%
2015			0.00%	0			19.56	0	0.00%			-3.81%****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
NVIT Government Money Market (SAMY)
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%****
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2019			0.35%	3			10.89	29	1.82%			8.87%****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2019			0.35%	79			10.58	836	3.54%			5.75%****
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
2018	0.25%	to	0.40%	841	10.00	to	10.02	8,426	4.68%	0.10%	to	0.30%
2017	0.25%	to	0.40%	69			19.99	694	0.73%			-0.10%****
NW Neuberger Berman NVIT Socially Responsible I (NVNSR1)
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
2018	0.00%	to	0.15%	29	10.44	to	10.47	303	0.52%	-5.95%	to	-5.76%
2017	0.00%	to	0.15%	25	21.10	to	21.11	277	0.58%	11.00%	to	11.10%****
NVIT Nationwide Fund Class 1 (TRF)
2019			0.00%	29			12.89	379	2.49%			29.31%
2018	0.00%	to	0.15%	4	19.96	to	19.97	42	2.06%	-0.40%	to	-0.30%****
NVIT International Index - Class Y (GVIXY)
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
2018	0.00%	to	0.50%	3,418	9.67	to	10.50	34,827	3.06%	-14.04% to -13.65%
2017	0.00%	to	0.50%	2,545	11.25	to	12.16	30,210	3.72%	12.50%	to	25.10%
2016	0.00%	to	0.35%	1,327	9.41	to	9.72	12,706	3.12%	0.64%	to	1.04%
2015	0.00%	to	0.35%	1,031	9.35	to	9.62	9,787	2.66%	-1.06%	to	-0.72%
NVIT Multi-Manager International Value I (GVDIVI)
2019			0.00%	33			10.98	366	28.75%	16.37%	to	16.55%
2018	0.00%	to	0.15%	20	9.40	to	9.42	184	27.96%	-17.25% to -17.15%
2017	0.00%	to	0.15%	0	21.36	to	21.37	95	4.76%	13.60%	to	13.70%****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2019			0.00%	260			11.68	3,030	2.68%			23.97%
2018	0.00%	to	0.15%	171	9.40	to	9.42	1,612	3.05%	-13.20% to -13.10%
2017	0.00%	to	0.15%	9	20.83	to	20.84	0	3.53%	8.30%	to	8.40%****
NW DFA NVIT Capital Appreciation P (NVLCAP)
2019	0.00%	to	0.15%	32	11.99	to	12.04	387	1.00%	19.72%	to	19.90%
2018	0.00%	to	0.15%	69	10.01	to	10.04	689	3.16%	-10.22% to -10.04%
2017	0.00%	to	0.15%	14	21.15	to	21.16	155	2.97%	11.50%	to	11.60%****
NW DFA NVIT Moderate P (NVLMP)
2019			0.00%	245			11.86	2,901	2.44%			17.71%
2018	0.00%	to	0.15%	151	10.05	to	10.07	1,525	1.67%	-7.88%	to	-7.78%
2017	0.00%	to	0.15%	151	20.91	to	20.92	1,651	3.41%	9.10%	to	9.20%****
NVIT Bond Index - Class Y (NVBXD)
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
2018	0.00%	to	0.50%	388	10.08	to	15.11	4,442	2.93%	-0.79%	to	-0.26%
2017	0.00%	to	0.50%	360	10.16	to	15.15	4,211	2.19%	1.60%	to	3.34%
2016	0.00%	to	0.35%	372	10.78	to	14.66	4,254	2.37%	2.08%	to	2.37%
2015	0.00%	to	0.35%	228	10.56	to	14.32	2,625	1.84%	0.00%	to	0.35%
NVIT Small Cap Index - Class Y (NVSIXD)
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
2018	0.00%	to	0.50%	1,722	9.71	to	19.23	22,566	1.51%	-11.49% to -11.05%
2017	0.00%	to	0.50%	1,333	10.97	to	21.62	20,218	1.41%	9.70%	to	14.57%
2016	0.00%	to	0.35%	814	12.04	to	18.87	11,317	1.46%	20.76%	to	21.19%
2015	0.00%	to	0.35%	671	9.97	to	15.57	8,363	1.37%	-4.87%	to	-4.54%
NVIT Mid Cap Index - Class Y (MCIFD)
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
2018	0.00%	to	0.50%	1,005	9.71	to	22.09	14,311	1.56%	-11.73%	to	-11.29%

2017	0.00%	to	0.50%	854	11.00	to	24.90	14,430	1.22%	10.00%	to	15.98%
2016	0.00%	to	0.35%	800	12.81	to	21.47	12,565	1.69%	20.06%	to	20.48%
2015	0.00%	to	0.35%	486	10.67	to	17.82	7,085	1.33%	-2.73%	to	-2.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
NVIT S&P 500 Index - Class Y (GVEXD)
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
2018	0.00%	to	0.50%	2,200	10.73	to	21.21	34,776	2.16%	-5.04%	to	-4.55%
2017	0.00%	to	0.50%	1,597	11.30	to	22.22	26,707	2.11%	13.00%	to	21.55%
2016	0.00%	to	0.35%	847	12.75	to	18.28	12,239	2.74%	11.35%	to	11.80%
2015	0.00%	to	0.35%	859	11.45	to	16.35	12,151	2.15%	0.88%	to	1.24%
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
2018	0.00%	to	0.15%	87	9.15	to	9.83	793	0.00%	-7.00%	to	-6.82%
2017	0.00%	to	0.15%	86	9.82	to	10.57	849	0.00%	5.70%	to	6.74%
2016			0.00%	112			9.20	1,028	0.00%			-0.65%
2015			0.00%	70			19.28	649	0.00%			-7.58%****
Neuberger Berman AMT Short Duration Bond (AMTB)
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
2018	0.00%	to	1.30%	425	10.11	to	12.61	5,314	1.59%	-0.32%	to	1.05%
2017	0.00%	to	1.30%	355	10.02	to	12.65	4,400	1.54%	-0.39%	to	0.90%
2016	0.00%	to	1.30%	341	12.29	to	12.70	4,186	1.09%	-0.08%	to	1.24%
2015	0.00%	to	1.30%	471	12.14	to	12.71	5,725	1.83%	-1.09%	to	0.17%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%
2018	0.00%	to	1.30%	62	10.71	to	32.84	2,033	0.00%	-7.65%	to	-6.41%
2017	0.00%	to	1.30%	85	11.46	to	35.09	2,982	0.00%	14.60%	to	25.28%
2016	0.00%	to	1.30%	65	19.55	to	28.01	1,815	0.00%	3.06%	to	4.40%
2015	0.00%	to	1.30%	158	18.97	to	26.83	4,232	0.00%	-0.05%	to	1.28%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
2018	0.00%	to	1.30%	176	9.21	to	30.03	4,136	0.70%	-16.37% to -15.27%
2017	0.00%	to	1.30%	198	10.89	to	35.91	5,571	0.93%	8.90%	to	16.75%
2016	0.00%	to	1.30%	202	24.12	to	31.16	4,873	0.58%	14.64%	to	16.18%
2015	0.00%	to	1.30%	216	20.76	to	27.18	4,487	1.30%	-9.52%	to	-8.34%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
2018	0.00%	to	1.30%	37	24.02	to	26.80	982	0.43%	-6.97%	to	-5.73%
2017	0.00%	to	1.30%	52	25.82	to	28.43	1,484	0.40%	16.94%	to	18.41%
2016	0.00%	to	1.30%	71	22.08	to	24.01	1,704	0.63%	8.45%	to	9.89%
2015	0.00%	to	1.30%	89	20.36	to	21.85	1,953	0.64%	-1.78%	to	-0.46%
Ntrn Lts Rational Trend Aggregation VA (HVDCT)
2019	0.00%	to	0.15%	529	10.12	to	10.14	5,359	2.91%	1.22%	to	1.35%****
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
2018	0.00%	to	0.25%	29	10.08	to	13.53	360	1.96%	-5.62%	to	-5.38%
2017	0.00%	to	0.25%	11	10.68	to	14.30	163	1.57%	6.80%	to	11.20%
2016	0.00%	to	0.10%	13	11.06	to	12.86	172	1.01%	8.11%	to	8.25%
2015	0.00%	to	0.10%	2	10.23	to	11.88	22	1.47%	-2.48%	to	-2.38%
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
2019			0.00%	3			10.82	37	1.39%			8.24%****
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
2019			0.00%	40			16.41	659	1.00%			18.91%
2018			0.00%	3			13.80	36	1.28%			-6.88%
2017			0.00%	3			14.82	38	1.25%			14.09%
2016			0.00%	3			12.99	34	0.61%			10.55%
2015			0.00%	3			11.75	32	1.65%			-3.45%
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%

2018	0.00%	to	0.25%	116	10.14	to	14.09	1,591	1.26%	-6.89%	to	-6.56%
2017	0.00%	to	0.25%	131	10.89	to	15.08	1,940	1.38%	8.90%	to	14.42%
2016	0.00%	to	0.10%	145	11.15	to	13.18	1,884	0.70%	10.72%	to	10.76%
2015	0.00%	to	0.10%	139	10.07	to	11.90	1,604	0.00%	-3.27%	to	-3.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019
								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)
2019			0.00%	71			15.74	1,115	2.47%	16.47%	to	16.59%
2018	0.00%	to	0.25%	75	10.08	to	13.50	1,015	1.54%	-7.27% to -7.02%
2017	0.00%	to	0.25%	124	10.87	to	14.52	1,796	1.87%	8.70%	to	14.15%
2016	0.00%	to	0.10%	127	10.32	to	12.72	1,618	1.50%	6.39%	to	6.53%
2015	0.00%	to	0.10%	249	9.70	to	11.94	2,946	1.31%	-6.19%	to	-6.13%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%
2018	0.00%	to	0.15%	53	10.06	to	13.27	699	1.62%	-7.28% to -7.20%
2017	0.00%	to	0.15%	55	10.85	to	14.30	789	1.63%	8.50%	to	13.85%
2016			0.00%	60			12.56	758	1.38%			6.26%
2015			0.00%	126			11.82	1,492	1.35%			-6.34%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
2018	0.00%	to	0.15%	30	10.10	to	12.23	361	1.53%	-8.84% to -8.73%
2017	0.00%	to	0.15%	35	11.08	to	13.40	459	1.56%	10.80%	to	17.65%
2016			0.00%	31			11.39	350	2.29%			5.56%
2015			0.00%	16			10.79	173	1.62%			-9.10%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
2018	0.00%	to	0.25%	2,280	10.13	to	12.46	27,010	1.77%	-8.74% to -8.52%
2017	0.00%	to	0.25%	2,422	11.10	to	13.62	31,421	1.85%	11.00%	to	17.92%
2016	0.00%	to	0.10%	2,540	9.81	to	11.55	28,010	1.92%	5.83%	to	5.87%
2015	0.00%	to	0.10%	3,069	9.27	to	10.91	32,034	1.69%	-8.94%	to	-8.78%
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
2019			0.00%	3			19.10	64	1.60%			22.07%
2018			0.00%	3			15.64	54	1.19%			-8.80%
2017			0.00%	4			17.15	62	1.31%			17.95%
2016			0.00%	4			14.54	54	1.25%			12.36%
2015			0.00%	4			12.94	51	1.35%			-4.36%
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
2019			0.00%	106			19.60	2,076	1.70%	22.24%	to	22.36%
2018	0.00%	to	0.25%	112	10.13	to	16.02	1,791	1.33%	-8.82% to -8.56%
2017	0.00%	to	0.25%	106	11.11	to	17.52	1,864	1.45%	11.10%	to	18.22%
2016	0.00%	to	0.10%	146	11.24	to	14.82	2,073	1.36%	12.51%	to	12.61%
2015	0.00%	to	0.10%	146	9.99	to	13.16	1,832	1.40%	-4.22%	to	-4.08%
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
2018	0.00%	to	0.15%	47	10.11	to	12.46	586	1.27%	-2.79% to -2.66%
2017	0.00%	to	0.15%	38	10.40	to	12.80	475	0.73%	4.00%	to	6.84%
2016			0.00%	24			11.98	288	0.33%			5.83%
2015			0.00%	161			11.32	1,819	1.30%			-2.08%
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)
2019			0.00%	2			14.22	28	1.95%	11.92%	to	12.03%
2018	0.00%	to	0.25%	2	10.14	to	12.69	25	0.00%	-2.69% to -2.46%
2017	0.00%	to	0.25%	24	10.42	to	13.01	282	0.89%	4.20%	to	7.08%
2016	0.00%	to	0.10%	24	10.66	to	12.15	264	1.16%	6.07%	to	6.21%
2015	0.00%	to	0.10%	24	10.05	to	11.44	251	2.10%	-1.86%	to	-1.80%
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
2019			0.00%	9			14.98	140	1.73%	14.69%	to	14.81%
2018	0.00%	to	0.25%	19	10.01	to	13.05	246	1.75%	-6.10% to -5.78%
2017	0.00%	to	0.25%	30	10.66	to	13.85	411	1.57%	6.60%	to	10.89%
2016	0.00%	to	0.10%	43	10.53	to	12.49	511	1.60%	6.26%	to	6.39%
2015	0.00%	to	0.10%	81	9.91	to	11.74	909	0.58%	-4.25%	to	-4.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
2018	0.00%	to	0.15%	52	9.98	to	12.81	653	0.74%	-6.20%	to	-6.09%
2017	0.00%	to	0.15%	164	10.64	to	13.64	2,234	1.56%	6.40%	to	10.62%
2016			0.00%	175			12.33	2,153	1.24%			6.20%
2015			0.00%	180			11.61	2,094	1.33%			-4.44%
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
2019			0.00%	4			19.22	79	1.29%			24.70%
2018	0.00%	to	0.25%	6	10.15	to	15.42	90	1.08%	-9.78%	to	-9.56%
2017	0.00%	to	0.25%	6	11.25	to	17.05	100	1.33%	12.50%	to	20.67%
2016	0.00%	to	0.10%	6	11.52	to	14.13	87	1.16%	13.27%	to	13.40%
2015	0.00%	to	0.10%	6	10.17	to	12.46	77	1.12%	-3.60%	to	-3.49%
Ntrn Lts Probabilities Class 1 (NOVPB1)
2019	0.00%	to	0.15%	665	12.11	to	13.84	9,164	0.00%	33.47%	to	33.67%
2018	0.00%	to	0.15%	817	9.07	to	10.35	8,454	0.00%	-15.63% to -15.51%
2017	0.00%	to	0.15%	1,369	10.75	to	12.25	16,763	0.00%	7.50%	to	15.68%
2016			0.00%	1,508			10.59	15,978	0.00%			2.32%
2015			0.00%	2,492			10.35	25,801	0.00%			-5.48%
Ntrn Lts Power Momentum (NOVPM)
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
2018	0.00%	to	1.30%	322	10.98	to	18.82	5,357	0.48%	-3.92%	to	-2.64%
2017	0.00%	to	1.30%	106	11.30	to	19.33	2,007	1.55%	13.00%	to	20.89%
2016	0.00%	to	1.30%	76	14.10	to	15.99	1,195	0.29%	4.06%	to	5.41%
2015	0.00%	to	1.30%	137	13.55	to	15.17	2,059	0.62%	-2.38%	to	-1.04%
Ntrn Lts Power Dividend Index (NOVPDI)
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
2018	0.00%	to	1.30%	427	10.04	to	15.31	6,418	1.80%	-9.18%	to	-8.05%
2017	0.00%	to	1.30%	367	10.93	to	16.65	6,035	1.50%	9.30%	to	10.93%
2016	0.00%	to	1.30%	49	13.24	to	15.01	736	0.98%	-0.60%	to	0.67%
2015	0.00%	to	1.30%	65	13.32	to	14.91	963	2.18%	-5.20%	to	-3.93%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2019			0.00%	124			11.56	1,435	1.64%			15.12%
2018	0.00%	to	0.15%	120	9.78	to	10.04	1,208	0.98%	-8.60%	to	-8.48%
2017	0.00%	to	0.15%	108	10.70	to	10.97	1,180	0.50%	7.00%	to	10.58%
2016			0.00%	45			9.92	447	0.60%			9.37%
2015			0.00%	36			19.10	331	1.62%			-9.57%****
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)
2019			0.00%	1			12.07	10	1.14%			14.90%
2018			0.00%	1			10.51	10	0.06%			-8.61%
2017			0.00%	10			11.50	115	0.35%			10.36%
2016			0.00%	10			10.42	104	0.12%			9.22%
2015			0.00%	22			9.54	211	0.27%			-7.38%
Ntrn Lts Power Income Class 2 (NOVPI2)
2019	0.00%	to	0.15%	274	10.44	to	11.50	3,111	2.23%	7.56%	to	7.72%
2018	0.00%	to	0.15%	324	9.71	to	10.68	3,424	3.16%	-3.48%	to	-3.26%
2017	0.00%	to	0.15%	128	10.06	to	11.04	1,388	0.95%	0.60%	to	2.13%
2016			0.00%	120			10.81	1,299	0.00%			4.34%
2015			0.00%	311			10.36	3,221	3.48%			-2.54%
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
2018	0.00%	to	0.15%	915	9.42	to	10.57	9,671	2.58%	-6.18%	to	-6.13%
2017	0.00%	to	0.15%	1,282	10.04	to	11.26	14,427	2.55%	0.40%	to	2.93%
2016			0.00%	796			10.94	8,712	0.02%			13.13%
2015			0.00%	7			9.67	63	2.45%			-3.30%

PIMCO VIT All Asset All Authority - Admin (PVAAAD)
2019	0.00%	to	0.15%	326	10.42	to	10.55	3,402	2.73%	6.70%	to	6.86%
2018	0.00%	to	0.15%	333	9.75	to	9.89	3,253	3.25%	-6.70%	to	-6.61%
2017	0.00%	to	0.15%	456	10.44	to	10.60	4,766	5.70%	6.00%	to	11.06%
2016			0.00%	209			9.40	1,967	3.00%			13.66%
2015			0.00%	256			8.27	2,112	2.26%			-12.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
PIMCO VIT All Asset All Authority - Inst (PVAAAI)
2019			0.00%	52			10.36	540	2.92%			7.03%
2018	0.00%	to	0.15%	52	9.68	to	9.92	505	3.52%	-6.42%	to	-6.29%
2017	0.00%	to	0.15%	52	10.33	to	10.60	539	4.33%	6.00%	to	11.19%
2016			0.00%	85			9.29	794	3.32%			13.71%
2015			0.00%	84			8.17	689	3.20%			-12.15%
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
2018	0.00%	to	0.15%	74	10.35	to	10.80	794	1.69%	0.88%	to	1.12%
2017	0.00%	to	0.15%	33	10.26	to	10.68	347	1.44%	2.60%	to	4.20%
2016			0.00%	25			10.25	258	1.63%			6.88%
2015			0.00%	22			9.59	206	1.86%			-5.05%
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
2019			0.00%	1			16.09	10	2.62%			21.71%
2018			0.00%	1			13.22	9	1.92%			-8.95%
2017			0.00%	1			14.52	11	2.97%			16.91%
2016			0.00%	1			12.42	9	1.00%			7.81%
2015			0.00%	5			11.52	57	2.13%			-5.57%
PIMCO VIT Global Multi-Asset Managed Allocation Adm (PVGMAA)
2019			0.00%	161			13.82	2,224	2.21%			17.06%
2018	0.00%	to	0.15%	156	10.18	to	11.81	1,843	1.85%	-5.57%	to	-5.44%
2017	0.00%	to	0.15%	87	10.78	to	12.49	1,092	2.15%	7.80%	to	14.06%
2016			0.00%	82			10.95	894	2.47%			4.09%
2015			0.00%	94			10.52	989	1.59%			-0.19%
PIMCO VIT Short-Term - Admin (PVSTA)
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
2018	0.00%	to	1.30%	4,811	10.29	to	13.70	65,667	2.23%	0.17%	to	1.56%
2017	0.00%	to	1.30%	1,825	10.15	to	13.49	24,603	1.71%	1.14%	to	2.35%
2016	0.00%	to	1.30%	1,476	11.37	to	13.18	19,446	1.56%	0.98%	to	2.41%
2015	0.00%	to	1.30%	1,862	11.26	to	12.87	23,961	1.00%	-0.18%	to	1.10%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2019			0.00%	1,061			12.47	13,232	4.32%	4.78%	to	4.93%
2018	0.00%	to	0.15%	1,069	10.33	to	11.89	12,689	2.86%	0.88%	to	1.02%
2017	0.00%	to	0.15%	1,004	10.24	to	11.77	11,815	1.72%	2.40%	to	5.09%
2016			0.00%	912			11.20	10,214	1.75%			4.67%
2015			0.00%	1,006			10.70	10,765	3.35%			-1.65%
PIMCO VIT All Asset - Admin (PMVAAA)
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
2018	0.00%	to	0.15%	670	10.18	to	17.12	11,289	3.22%	-5.57%	to	-5.41%
2017	0.00%	to	0.15%	657	10.78	to	18.10	11,895	4.90%	7.80%	to	13.55%
2016			0.00%	661			15.94	10,533	2.42%			12.89%
2015			0.00%	1,333			14.12	18,816	3.03%			-8.96%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
2018	0.00%	to	0.15%	1,555	5.97	to	9.03	9,280	2.11%	-14.33% to -14.10%
2017	0.00%	to	0.15%	1,689	6.95	to	10.54	11,734	11.03%	2.21%	to	5.40%
2016			0.00%	1,594			6.80	10,845	1.13%			15.06%
2015			0.00%	1,313			5.91	7,752	4.42%			-25.66%
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
2018	0.00%	to	0.15%	396	10.20	to	13.62	5,400	4.72%	-4.14%	to	-3.95%
2017	0.00%	to	0.15%	357	10.64	to	14.18	5,064	1.52%	6.40%	to	10.78%
2016			0.00%	357			12.80	4,571	1.23%			3.06%
2015			0.00%	380			12.42	4,723	1.52%			-7.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
PIMCO VIT High Yield - Admin (PMVHYA)
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
2018	0.00%	to	0.15%	1,094	10.02	to	20.01	21,723	5.11%	-2.72% to -2.68%
2017	0.00%	to	0.15%	1,471	10.30	to	20.56	29,814	4.89%	3.00%	to	6.64%
2016			0.00%	1,680			19.28	32,404	5.17%			12.42%
2015			0.00%	1,273			17.15	21,833	5.26%			-1.66%
PIMCO VIT Income - Admin (PMVID)
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
2018	0.00%	to	0.15%	7,532	10.49	to	11.45	86,105	3.20%	0.19%	to	0.44%
2017	0.00%	to	0.15%	7,015	10.47	to	11.40	79,925	2.59%	4.70%	to	8.06%
2016			0.00%	1,671			10.55	17,627	4.27%			5.50%****
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
2018	0.00%	to	0.15%	553	10.33	to	20.78	11,116	2.40%	-2.46% to -2.40%
2017	0.00%	to	0.15%	296	10.59	to	21.29	6,246	2.17%	5.90%	to	8.96%
2016			0.00%	216			19.54	4,223	1.96%			0.67%
2015			0.00%	245			19.41	4,762	2.02%			-1.37%
PIMCO VIT Low Duration - Admin (PMVLDA)
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
2018	0.00%	to	0.15%	2,618	10.09	to	14.30	37,294	1.94%	0.20%	to	0.35%
2017	0.00%	to	0.15%	2,119	10.07	to	14.25	30,147	1.34%	0.70%	to	1.35%
2016			0.00%	2,300			14.06	32,443	1.49%			1.37%
2015			0.00%	2,296			13.87	31,840	3.51%			0.36%
PIMCO VIT Real Return - Admin (PMVRRA)
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
2018	0.00%	to	1.30%	1,821	9.92	to	15.75	28,483	2.49%	-3.53% to -2.23%
2017	0.00%	to	1.30%	1,662	10.16	to	16.11	26,705	2.38%	1.60%	to	3.67%
2016	0.00%	to	1.30%	1,270	15.23	to	15.54	19,740	2.30%	3.82%	to	5.21%
2015	0.00%	to	1.30%	1,187	14.67	to	14.77	17,537	3.85%	-3.99%	to	-2.70%
PIMCO VIT Total Return - Admin (PMVTRA)
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
2018	0.00%	to	1.30%	6,549	10.20	to	18.46	120,038	2.55%	-1.87% to -0.54%
2017	0.00%	to	1.30%	6,206	10.27	to	18.56	115,098	2.02%	2.70%	to	4.92%
2016	0.00%	to	1.30%	5,635	16.04	to	17.69	99,907	2.08%	1.39%	to	2.67%
2015	0.00%	to	1.30%	5,525	15.82	to	17.23	95,224	5.11%	-0.88%	to	0.47%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
2018	0.00%	to	0.15%	1,146	9.87	to	19.67	22,188	4.14%	-4.91% to -4.75%
2017	0.00%	to	0.15%	1,138	10.38	to	20.65	23,401	5.08%	3.80%	to	9.90%
2016			0.00%	971			18.79	18,252	5.24%			13.33%
2015			0.00%	836			16.58	13,879	5.28%			-2.30%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2019			0.00%	176			17.28	3,045	2.46%	5.97%	to	6.12%
2018	0.00%	to	0.15%	176	10.04	to	16.28	2,860	6.39%	-4.29% to -4.24%
2017	0.00%	to	0.15%	148	10.49	to	17.00	2,512	2.14%	4.90%	to	8.63%
2016			0.00%	139			15.65	2,182	1.55%			4.06%
2015			0.00%	129			15.04	1,938	1.75%			-4.02%
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
2018	0.00%	to	0.15%	1,993	10.38	to	19.41	38,042	1.32%	1.96%	to	2.10%
2017	0.00%	to	0.15%	1,941	10.18	to	19.01	36,630	5.98%	1.80%	to	2.76%
2016			0.00%	1,236			18.50	22,876	1.41%			6.51%
2015			0.00%	1,525			17.37	26,495	3.48%			0.29%

ProFunds VP Falling US Dollar (PROFUD)
2019			0.00%	28			6.91	195	0.04%	-2.49%	to	-2.34%
2018	0.00%	to	0.15%	4	7.07	to	9.89	31	0.00%	-6.43%	to	-6.36%
2017	0.00%	to	0.15%	9	7.55	to	10.57	67	0.00%	5.70%	to	8.48%
2016			0.00%	7			6.96	50	0.00%			-5.82%
2015			0.00%	0			7.39	3	0.00%			-9.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
ProFunds VP Government Money Market (PROGMM)
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
2018	0.00%	to	0.15%	3,957	10.02	to	10.06	39,792	0.38%	0.30%	to	0.40%
2017	0.00%	to	0.15%	3,770	9.99	to	10.02	37,752	0.02%	-0.10%	to	0.10%
2016			0.00%	3,186			10.01	31,900	0.02%			0.00%
2015			0.00%	5,542			10.01	55,479	0.02%			0.00%
ProFunds VP Large-Cap Growth (PROLCG)
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
2018	0.00%	to	0.15%	269	11.10	to	24.89	6,692	0.00%	-2.03%	to	-1.89%
2017	0.00%	to	0.15%	295	11.33	to	25.37	7,484	0.00%	13.30%	to	25.28%
2016			0.00%	205			20.25	4,160	0.04%			5.03%
2015			0.00%	222			19.28	4,277	0.00%			3.77%
ProFunds VP Large-Cap Value (PROLCV)
2019			0.00%	251			24.63	6,192	0.30%			29.77%
2018	0.00%	to	0.15%	118	9.86	to	18.98	2,241	1.00%	-10.77% to -10.60%
2017	0.00%	to	0.15%	60	11.05	to	21.23	1,267	0.52%	10.50%	to	13.41%
2016			0.00%	188			18.72	3,525	0.00%			15.41%
2015			0.00%	11			16.22	184	0.00%			-4.70%
ProFunds VP Mid-Cap (PROMC)
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
2018	0.00%	to	0.15%	646	9.46	to	19.07	12,308	0.00%	-12.97% to -12.84%
2017	0.00%	to	0.15%	1,258	10.87	to	21.88	27,535	0.00%	8.70%	to	13.43%
2016			0.00%	1,503			19.29	28,998	0.00%			18.20%
2015			0.00%	1,237			16.32	20,185	0.00%			-4.45%
ProFunds VP Mid-Cap Growth (PROMCG)
2019			0.00%	14			25.78	358	0.00%	24.06%	to	24.24%
2018	0.00%	to	0.15%	16	9.73	to	20.75	340	0.00%	-12.10% to -12.00%
2017	0.00%	to	0.15%	42	11.07	to	23.58	999	0.00%	10.70%	to	18.31%
2016			0.00%	26			19.93	510	0.00%			12.85%
2015			0.00%	208			17.66	3,679	0.00%			0.28%
ProFunds VP Mid-Cap Value (PROMCV)
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
2018	0.00%	to	0.15%	37	9.35	to	18.99	711	0.11%	-13.43% to -13.33%
2017	0.00%	to	0.15%	26	10.80	to	21.91	579	0.18%	8.00%	to	10.60%
2016			0.00%	257			19.81	5,082	0.11%			24.36%
2015			0.00%	135			15.93	2,147	0.08%			-8.24%
ProFunds VP Short Mid-Cap (PROSMC)
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29% to -21.17%
2018	0.00%	to	0.15%	62	3.24	to	9.97	237	0.00%	10.78%	to	10.96%
2017	0.00%	to	0.15%	13	2.92	to	9.00	38	0.00%	-14.87%	to	-10.00%
2016			0.00%	1			3.43	2	0.00%			-20.23%
2015			0.00%	7			4.30	30	0.00%			-1.83%
ProFunds VP Short Small-Cap (PROSSC)
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90% to -20.78%
2018	0.00%	to	0.15%	40	2.86	to	9.93	114	0.00%	10.21%	to	10.42%
2017	0.00%	to	0.15%	27	2.59	to	9.01	70	0.00%	-14.24%	to	-9.90%
2016			0.00%	39			3.02	118	0.00%			-21.56%
2015			0.00%	13			3.85	50	0.00%			-0.77%
ProFunds VP Small Cap (PROSC)
2019			0.00%	403			22.34	8,997	0.00%	23.42%	to	23.60%
2018	0.00%	to	0.15%	312	9.43	to	18.08	5,631	0.00%	-13.09% to -12.87%
2017	0.00%	to	0.15%	340	10.85	to	20.75	7,062	0.00%	8.50%	to	12.41%
2016			0.00%	502			18.46	9,268	0.00%			19.71%
2015			0.00%	301			15.42	4,650	0.00%			-6.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
ProFunds VP Small-Cap Growth (PROSCG)
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
2018	0.00%	to	0.15%	116	10.23	to	23.74	2,702	0.00%	-5.89%	to	-5.76%
2017	0.00%	to	0.15%	83	10.87	to	25.19	2,078	0.00%	8.70%	to	12.96%
2016			0.00%	154			22.30	3,425	0.00%			20.22%
2015			0.00%	101			18.55	1,865	0.00%			1.20%
ProFunds VP Small-Cap Value (PROSCV)
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
2018	0.00%	to	0.15%	131	9.40	to	18.90	2,472	0.00%	-14.39% to -14.25%
2017	0.00%	to	0.15%	138	10.98	to	22.04	3,039	0.02%	9.71%	to	9.80%
2016			0.00%	565			20.09	11,339	0.00%			28.78%
2015			0.00%	101			15.60	1,574	0.00%			-8.29%
ProFunds VP UltraBull (PROUB)
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
2018	0.00%	to	0.15%	61	10.51	to	38.05	2,333	0.00%	-15.58% to -15.50%
2017	0.00%	to	0.15%	70	12.45	to	45.03	2,984	0.00%	24.50%	to	41.03%
2016			0.00%	82			31.93	2,611	0.00%			18.61%
2015			0.00%	28			26.92	743	0.00%			-2.89%
ProFunds VP UltraMid-Cap (PROUMC)
2019			0.00%	33			46.38	1,508	0.00%	47.57%	to	47.79%
2018	0.00%	to	0.15%	48	8.66	to	31.38	1,507	0.00%	-26.86% to -26.77%
2017	0.00%	to	0.15%	48	11.84	to	42.85	2,045	0.00%	18.40%	to	28.83%
2016			0.00%	63			33.26	2,081	0.00%			37.95%
2015			0.00%	13			24.11	308	0.00%			-9.16%
ProFunds VP UltraSmall-Cap (PROUSC)
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
2018	0.00%	to	0.15%	38	8.55	to	26.22	997	0.00%	-27.11% to -26.94%
2017	0.00%	to	0.15%	196	11.73	to	35.89	7,020	0.00%	17.30%	to	25.18%
2016			0.00%	59			28.67	1,698	0.00%			39.58%
2015			0.00%	26			20.54	534	0.00%			-12.97%
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%
2018	0.00%	to	0.15%	483	0.44	to	6.59	254	0.00%	-11.78%	to	-10.20%
2017	0.00%	to	0.15%	197	0.49	to	7.47	97	0.00%	-45.56%	to	-25.30%
2016			0.00%	550			0.90	492	0.00%			-19.64%
2015			0.00%	163			1.12	182	0.00%			-26.32%
ProFunds Access VP High Yield (PROAHY)
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
2018	0.00%	to	0.15%	26	10.10	to	16.51	430	2.59%	-0.79%	to	-0.60%
2017	0.00%	to	0.15%	49	10.18	to	16.61	800	2.32%	1.80%	to	4.79%
2016			0.00%	68			15.85	1,072	2.99%			9.01%
2015			0.00%	65			14.54	944	1.71%			0.14%
ProFunds VP Asia 30 (PROA30)
2019			0.00%	124			13.43	1,661	0.26%			26.31%
2018	0.00%	to	0.15%	64	9.49	to	10.63	680	0.46%	-18.68% to -18.61%
2017	0.00%	to	0.15%	144	11.67	to	13.06	1,884	0.00%	16.70%	to	32.86%
2016			0.00%	65			9.83	647	1.10%			0.61%
2015			0.00%	252			9.77	2,463	0.27%			-9.37%
ProFunds VP Banks (PROBNK)
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
2018	0.00%	to	0.15%	53	9.59	to	18.96	962	0.38%	-18.03% to -17.92%
2017	0.00%	to	0.15%	152	11.70	to	23.10	3,473	0.30%	17.00%	to	17.92%
2016			0.00%	88			19.59	1,730	0.22%			23.21%
2015			0.00%	76			15.90	1,207	0.19%			-0.38%

ProFunds VP Basic Materials (PROBM)
2019			0.00%	48			16.19	769	0.20%	17.54%	to	17.72%
2018	0.00%	to	0.15%	39	9.42	to	13.75	537	0.35%	-17.80%	to	-17.66%
2017	0.00%	to	0.15%	140	11.46	to	16.70	2,332	0.49%	14.60%	to	22.97%
2016			0.00%	89			13.58	1,205	0.74%			18.50%
2015			0.00%	54			11.46	619	0.55%			-13.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
ProFunds VP Bear (PROBR)
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06% to -22.95%
2018	0.00%	to	0.15%	238	3.02	to	9.15	753	0.00%	3.86%	to	4.14%
2017	0.00%	to	0.15%	254	2.90	to	8.81	735	0.00%	-18.08%	to	-11.90%
2016			0.00%	168			3.54	593	0.00%			-13.02%
2015			0.00%	124			4.07	506	0.00%			-4.91%
ProFunds VP Biotechnology (PROBIO)
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
2018	0.00%	to	0.15%	37	10.36	to	32.81	1,125	0.00%	-6.92%	to	-6.76%
2017	0.00%	to	0.15%	57	11.13	to	35.19	1,975	0.00%	11.30%	to	22.57%
2016			0.00%	33			28.71	948	0.00%			-15.48%
2015			0.00%	90			33.97	3,063	0.00%			3.28%
ProFunds VP Bull (PROBL)
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
2018	0.00%	to	0.15%	494	10.48	to	21.34	10,528	0.00%	-6.34%	to	-6.16%
2017	0.00%	to	0.15%	917	11.19	to	22.74	20,859	0.00%	11.90%	to	19.37%
2016			0.00%	639			19.05	12,166	0.00%			9.67%
2015			0.00%	947			17.37	16,456	0.00%			-0.46%
ProFunds VP Consumer Goods (PROCG)
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%
2018	0.00%	to	0.15%	31	9.13	to	19.62	616	0.40%	-14.91% to -14.81%
2017	0.00%	to	0.15%	234	10.73	to	23.03	5,385	0.62%	7.30%	to	15.09%
2016			0.00%	60			20.01	1,199	1.28%			3.52%
2015			0.00%	109			19.33	2,109	0.66%			4.15%
ProFunds VP Consumer Services (PROCS)
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
2018	0.00%	to	0.15%	61	10.86	to	27.34	1,655	0.00%	0.46%	to	0.63%
2017	0.00%	to	0.15%	104	10.81	to	27.17	2,805	0.00%	8.10%	to	18.39%
2016			0.00%	59			22.95	1,364	0.00%			4.18%
2015			0.00%	84			22.03	1,849	0.00%			4.71%
ProFunds VP Emerging Markets (PROEM)
2019			0.00%	319			11.03	3,518	0.31%	24.05%	to	24.23%
2018	0.00%	to	0.15%	149	8.88	to	9.85	1,320	0.24%	-15.38% to -15.27%
2017	0.00%	to	0.15%	340	10.48	to	11.64	3,561	0.04%	16.40%	to	33.33%
2016			0.00%	125			7.86	986	0.36%			11.02%
2015			0.00%	35			7.08	249	4.10%			-17.39%
ProFunds VP Europe 30 (PROE30)
2019			0.00%	61			14.64	900	1.65%	17.61%	to	17.79%
2018	0.00%	to	0.15%	46	9.36	to	12.43	566	1.35%	-14.21% to -14.16%
2017	0.00%	to	0.15%	409	10.91	to	14.48	5,924	2.73%	9.10%	to	19.77%
2016			0.00%	70			12.09	845	2.86%			7.75%
2015			0.00%	122			11.22	1,368	8.01%			-10.88%
ProFunds VP Financials (PROFIN)
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
2018	0.00%	to	0.15%	115	10.26	to	19.04	2,140	0.30%	-10.55% to -10.40%
2017	0.00%	to	0.15%	367	11.47	to	21.25	7,764	0.44%	14.70%	to	18.19%
2016			0.00%	283			17.98	5,081	0.49%			15.33%
2015			0.00%	307			15.59	4,787	0.16%			-1.52%
ProFunds VP Health Care (PROHC)
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
2018	0.00%	to	0.15%	151	11.43	to	29.11	4,361	0.00%	4.29%	to	4.41%
2017	0.00%	to	0.15%	110	10.96	to	27.88	3,056	0.00%	9.60%	to	20.95%
2016			0.00%	62			23.05	1,438	0.00%			-4.08%
2015			0.00%	179			24.03	4,300	0.00%			5.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
ProFunds VP Industrials (PROIND)
2019	0.00%	to	0.15%	133	13.03	to	$28.31	3,708	0.00%	30.30%	to	30.49%
2018	0.00%	to	0.15%	46	10.00	to	21.69	958	0.07%	-12.89% to -12.79%
2017	0.00%	to	0.15%	403	11.48	to	24.87	9,966	0.20%	14.80%	to	22.39%
2016			0.00%	375			20.32	7,613	0.22%			17.59%
2015			0.00%	64			17.28	1,101	0.11%			-3.46%
ProFunds VP International (PROINT)
2019			0.00%	14			14.09	199	0.20%	19.09%	to	19.27%
2018	0.00%	to	0.15%	16	9.31	to	11.81	187	0.00%	-15.90% to -15.76%
2017	0.00%	to	0.15%	73	11.07	to	14.02	1,019	0.00%	10.70%	to	21.81%
2016			0.00%	18			11.51	208	0.00%			-0.95%
2015			0.00%	27			11.62	318	0.00%			-3.57%
ProFunds VP Internet (PRONET)
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
2018	0.00%	to	0.15%	125	12.25	to	32.25	3,833	0.00%	4.79%	to	4.95%
2017	0.00%	to	0.15%	82	11.69	to	30.73	2,491	0.00%	16.90%	to	36.03%
2016			0.00%	57			22.59	1,279	0.00%			5.51%
2015			0.00%	162			21.41	3,474	0.00%			20.35%
ProFunds VP Japan (PROJP)
2019			0.00%	77			18.61	1,430	0.10%	19.82%	to	20.00%
2018	0.00%	to	0.15%	80	10.33	to	15.51	1,236	0.00%	-11.71% to -11.62%
2017	0.00%	to	0.15%	149	11.70	to	17.55	2,606	0.00%	17.00%	to	18.42%
2016			0.00%	153			14.82	2,265	0.00%			0.41%
2015			0.00%	116			14.76	1,706	0.00%			5.81%
ProFunds VP NASDAQ-100 (PRON)
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
2018	0.00%	to	0.15%	355	11.06	to	29.57	10,013	0.00%	-2.04%	to	-1.86%
2017	0.00%	to	0.15%	436	11.29	to	30.13	12,884	0.00%	12.90%	to	30.38%
2016			0.00%	527			23.11	12,174	0.00%			5.24%
2015			0.00%	571			21.96	12,534	0.00%			7.44%
ProFunds VP Oil & Gas (PROOG)
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
2018	0.00%	to	0.15%	124	8.60	to	9.65	1,163	2.45%	-20.37%	to	-20.18%
2017	0.00%	to	0.15%	168	10.80	to	12.09	2,025	0.75%	-3.20%	to	8.00%
2016			0.00%	372			12.49	4,651	1.37%			24.16%
2015			0.00%	97			10.06	973	0.99%			-23.32%
ProFunds VP Pharmaceuticals (PROPHR)
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%
2018	0.00%	to	0.15%	28	9.71	to	21.80	601	0.67%	-6.36%	to	-6.20%
2017	0.00%	to	0.15%	32	10.37	to	23.24	747	1.56%	3.70%	to	10.35%
2016			0.00%	23			21.06	487	0.90%			-3.75%
2015			0.00%	41			21.88	897	0.55%			4.44%
ProFunds VP Precious Metals (PROPM)
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
2018	0.00%	to	0.15%	320	3.85	to	8.88	1,233	0.00%	-13.62% to -13.48%
2017	0.00%	to	0.15%	204	4.45	to	10.28	908	0.00%	2.80%	to	5.20%
2016			0.00%	219			4.23	926	0.00%			56.09%
2015			0.00%	168			2.71	455	0.00%			-32.92%
ProFunds VP Real Estate (PRORE)
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
2018	0.00%	to	0.15%	57	9.79	to	17.87	1,019	2.62%	-5.77%	to	-5.70%
2017	0.00%	to	0.15%	34	10.39	to	18.95	636	1.02%	3.90%	to	8.04%
2016			0.00%	27			17.54	475	1.56%			5.73%
2015			0.00%	76			16.59	1,262	0.70%			0.30%

ProFunds VP Rising Rates Opportunity (PRORRO)
2019			0.00%	314			2.97	933	0.20%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	717	3.60	to	9.44	2,628	0.00%	3.96%	to	4.35%
2017	0.00%	to	0.15%	181	3.45	to	9.08	625	0.00%	-11.99%	to	-9.20%
2016			0.00%	404			3.92	1,584	0.00%			-5.08%
2015			0.00%	260			4.13	1,073	0.00%			-1.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
ProFunds VP Semiconductor (PROSCN)
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
2018	0.00%	to	0.15%	43	11.29	to	26.38	1,087	0.00%	-10.40% to -10.24%
2017	0.00%	to	0.15%	56	12.60	to	29.39	1,616	0.16%	26.00%	to	35.56%
2016			0.00%	47			21.68	1,009	0.16%			27.68%
2015			0.00%	74			16.98	1,249	0.35%			-2.86%
ProFunds VP Short Emerging Markets (PROSEM)
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11% to -20.99%
2018	0.00%	to	0.15%	134	6.73	to	9.41	919	0.00%	12.43%	to	12.54%
2017	0.00%	to	0.15%	27	5.98	to	8.37	162	0.00%	-27.78%	to	-16.30%
2016			0.00%	37			8.28	307	0.00%			-16.28%
2015			0.00%	322			9.89	3,184	0.00%			11.50%
ProFunds VP Short International (PROSIN)
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54% to -17.42%
2018	0.00%	to	0.15%	257	5.35	to	10.19	1,401	0.00%	15.27%	to	15.30%
2017	0.00%	to	0.15%	12	4.64	to	8.84	56	0.00%	-20.55%	to	-11.60%
2016			0.00%	2			5.84	13	0.00%			-5.96%
2015			0.00%	55			6.21	343	0.00%			-3.72%
ProFunds VP Short NASDAQ-100 (PROSN)
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
2018	0.00%	to	0.15%	133	2.02	to	8.43	270	0.00%	-2.99%	to	-2.88%
2017	0.00%	to	0.15%	32	2.08	to	8.69	67	0.00%	-25.45%	to	-13.10%
2016			0.00%	54			2.79	150	0.00%			-10.00%
2015			0.00%	30			3.10	92	0.00%			-12.92%
ProFunds VP Technology (PROTEC)
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
2018	0.00%	to	0.15%	107	11.36	to	26.19	2,798	0.00%	-2.41%	to	-2.28%
2017	0.00%	to	0.15%	109	11.64	to	26.80	2,933	0.04%	16.40%	to	35.15%
2016			0.00%	73			19.83	1,448	0.00%			12.35%
2015			0.00%	95			17.65	1,675	0.00%			2.38%
ProFunds VP Telecommunications (PROTEL)
2019			0.00%	31			16.61	518	2.44%	14.60%	to	14.77%
2018	0.00%	to	0.15%	22	8.93	to	14.48	313	5.62%	-15.28%	to	-15.07%
2017	0.00%	to	0.15%	41	10.54	to	17.05	702	4.36%	-2.12%	to	5.40%
2016			0.00%	45			17.42	791	1.25%			21.65%
2015			0.00%	8			14.32	109	5.69%			1.56%
ProFunds VP U.S. Government Plus (PROGVP)
2019			0.00%	168			19.53	3,278	0.85%	18.04%	to	18.22%
2018	0.00%	to	0.15%	81	10.16	to	16.52	1,339	0.92%	-5.58%	to	-5.44%
2017	0.00%	to	0.15%	124	10.76	to	17.47	2,165	0.43%	7.60%	to	9.46%
2016			0.00%	179			15.96	2,858	0.00%			-0.31%
2015			0.00%	161			16.01	2,569	0.00%			-5.60%
ProFunds VP UltraNASDAQ-100 (PROUN)
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
2018	0.00%	to	0.15%	70	11.42	to	71.42	3,018	0.00%	-9.72%	to	-9.63%
2017	0.00%	to	0.15%	480	12.65	to	79.03	36,437	0.00%	26.50%	to	68.33%
2016			0.00%	311			46.95	14,597	0.00%			8.63%
2015			0.00%	40			43.22	1,714	0.00%			13.59%
ProFunds VP Utilities (PROUTL)
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
2018	0.00%	to	0.15%	154	10.72	to	21.79	3,335	1.82%	2.78%	to	2.88%
2017	0.00%	to	0.15%	108	10.43	to	21.18	2,295	1.90%	4.30%	to	10.60%
2016			0.00%	121			19.15	2,325	1.72%			15.08%
2015			0.00%	65			16.64	1,083	1.72%			-6.41%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)
2019	0.00%	to	0.15%	223	10.14	to	11.34	2,514	0.00%	5.75%	to	5.91%
2018	0.00%	to	0.15%	226	9.59	to	10.71	2,414	0.32%	-7.97%	to	-7.83%
2017	0.00%	to	0.15%	157	10.42	to	11.62	1,823	0.00%	4.20%	to	7.00%
2016			0.00%	125			10.86	1,357	5.33%			0.74%
2015			0.00%	308			10.78	3,322	0.04%			-0.55%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
2018	0.00%	to	0.15%	181	9.97	to	11.20	2,012	2.76%	-0.99%	to	-0.88%
2017	0.00%	to	0.15%	190	10.07	to	11.30	2,142	1.90%	0.70%	to	1.99%
2016			0.00%	101			11.08	1,114	1.72%			0.18%
2015			0.00%	129			11.06	1,426	2.47%			-0.63%
Putnam VT Diversified Income Cl IB (PVDIB)
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
2018	0.00%	to	0.15%	456	10.26	to	12.81	5,802	5.18%	-1.16%	to	-0.93%
2017	0.00%	to	0.15%	394	10.38	to	12.93	5,100	5.85%	3.80%	to	7.13%
2016			0.00%	197			12.07	2,381	7.37%			5.41%
2015			0.00%	371			11.45	4,248	7.36%			-2.39%
Putnam VT Equity Income Cl IB (PVEIB)
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
2018	0.00%	to	0.15%	413	10.37	to	22.85	9,411	0.69%	-8.63%	to	-8.49%
2017	0.00%	to	0.15%	429	11.35	to	24.97	10,694	1.52%	13.50%	to	18.79%
2016			0.00%	248			21.02	5,205	2.22%			13.62%
2015			0.00%	315			18.50	5,832	1.39%			-3.04%
Putnam VT High Yield Cl IB (PVHYB)
2019			0.00%	599			16.82	10,080	4.69%	14.22%	to	14.40%
2018	0.00%	to	0.15%	131	9.92	to	14.70	1,920	4.96%	-4.25%	to	-4.11%
2017	0.00%	to	0.15%	322	10.36	to	15.33	4,917	1.98%	3.60%	to	6.98%
2016			0.00%	1,230			14.33	17,621	11.91%			15.56%
2015			0.00%	84			12.40	1,043	12.58%			-5.34%
Putnam VT Income Cl IB (PVIB)
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
2018	0.00%	to	0.15%	628	10.27	to	13.46	8,436	2.62%	0.10%	to	0.22%
2017	0.00%	to	0.15%	910	10.26	to	13.43	12,210	4.37%	2.60%	to	5.58%
2016			0.00%	604			12.72	7,683	4.17%			2.00%
2015			0.00%	612			12.47	7,631	6.06%			-1.42%
Redwood Managed Volatility Class I (RWMVI)
2019			0.00%	1,138			12.26	13,949	2.55%			9.22%
2018	0.00%	to	0.15%	562	10.15	to	11.22	6,302	7.80%	-2.59%	to	-2.43%
2017	0.00%	to	0.15%	988	10.42	to	11.50	11,361	6.42%	4.20%	to	7.98%
2016			0.00%	1,168			10.65	12,441	1.09%			12.58%
2015			0.00%	2,025			19.46	19,156	0.06%			-5.40%****
Redwood Managed Volatility Class N (RWMVN)
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%
2018	0.00%	to	0.15%	839	10.06	to	10.87	9,121	11.61%	-3.08%	to	-2.86%
2017	0.00%	to	0.15%	874	10.38	to	11.19	9,779	6.78%	3.80%	to	7.49%
2016			0.00%	599			10.41	6,234	1.04%			12.06%
2015			0.00%	546			9.29	5,072	0.00%			-5.88%
Royce Micro-Cap (ROCMC)
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
2018	0.00%	to	1.30%	153	9.56	to	25.05	2,872	0.00%	-10.22%	to	-9.05%
2017	0.00%	to	1.30%	128	10.53	to	27.90	2,738	0.60%	3.83%	to	5.30%
2016	0.00%	to	1.30%	222	20.81	to	26.87	4,631	1.34%	18.16%	to	19.67%
2015	0.00%	to	1.30%	124	17.39	to	22.74	2,163	0.00%	-13.60%	to	-12.44%

Royce Small-Cap (ROCSC)
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
2018	0.00%	to	1.30%	322	9.86	to	32.56	7,498	0.79%	-9.53%	to	-8.35%
2017	0.00%	to	1.30%	371	10.77	to	35.99	9,553	1.01%	4.02%	to	7.70%
2016	0.00%	to	1.30%	387	24.42	to	34.60	9,464	2.06%	19.39%	to	20.95%
2015	0.00%	to	1.30%	350	20.19	to	28.98	7,070	0.74%	-12.95%	to	-11.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract
	Expense Rate*
RIF Balanced Strategy (RLVLBS)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF Equity Growth Strategy (RLVLEG)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF Global Real Estate Securities (RLVGRE)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF International Developed Markets (RLVIDM)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF Moderate Strategy (RLVLMS)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF Strategic Bond (RLVSB)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF US Small Cap Equity (RLVUSC)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
RIF US Strategic Equity (RLVUSE)
2019			0.00%
2018			0.00%
2017			0.00%
2016			0.00%
2015			0.00%
SEI Moderate Strategy Class II (SIVMS2)
2019	0.00%	to	0.15%
2018	0.00%	to	0.15%
2017	0.00%	to	0.15%
2016			0.00%
2015			0.00%
				Contract	Investment
		Unit		Owners'	Income
Units	Fair Value			Equity (000's)	Ratio**	Total Return***
34			15.73	543	1.58%			16.45%
35			13.51	467	5.23%			-6.76%
52			14.49	755	2.36%			11.98%
62			12.94	799	3.31%			9.01%
65			11.87	770	2.14%			-2.30%
16			16.78	267	0.24%			20.09%
16			13.97	225	4.99%			-9.46%
16			15.43	250	3.30%			17.61%
17			13.12	225	2.93%			10.81%
17			11.84	205	1.50%			-3.90%
24			17.30	423	4.64%			21.64%
30			14.22	422	4.49%			-5.77%
44			15.09	659	3.23%			11.86%
67			13.49	899	4.01%			2.98%
125			13.10	1,642	1.62%			0.23%
9			14.24	124	2.67%			19.72%
9			11.89	105	1.71%			-14.89%
9			13.97	125	2.56%			24.96%
11			11.18	123	3.07%			2.38%
13			10.92	144	1.15%			-1.36%
25			14.72	362	1.22%			12.54%
25			13.08	323	4.40%			-4.94%
26			13.76	356	2.22%			9.90%
26			12.52	325	3.79%			7.75%
26			11.62	303	2.51%			-1.78%
20			13.33	262	2.76%			9.19%
20			12.21	240	2.09%			-0.81%
22			12.31	276	1.33%			3.88%
29			11.85	348	1.59%			3.04%
35			11.50	403	2.39%			-0.09%
1			19.69	25	0.57%			23.07%
1			16.00	20	0.00%			-11.99%
1			18.18	23	0.00%			15.50%
1			15.74	24	0.84%			18.61%
2			13.27	20	0.66%			-7.14%
7			24.77	177	1.08%			30.26%
7			19.02	137	1.13%			-9.64%
10			21.05	210	1.01%			20.84%
12			17.42	210	1.03%			10.60%
12			15.75	192	0.81%			1.09%
126	11.42	to	13.17	1,658	2.80%	13.55%	to	13.72%
161	10.06	to	11.58	1,858	2.05%	-3.92%	to	-3.82%
174	10.47	to	12.04	2,090	2.21%	4.70%	to	8.27%
130			11.12	1,444	2.22%			6.21%
138			10.47	1,442	1.95%			-1.04%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
SEI Market Plus Strategy Class II (SIVMP2)
2019	0.00%	to	0.15%	74	12.13	to	14.54	1,054	2.44%	21.91%	to	22.09%
2018	0.00%	to	0.15%	88	9.95	to	11.91	1,046	2.26%	-10.28% to -10.11%
2017	0.00%	to	0.15%	78	11.09	to	13.25	1,032	1.67%	10.90%	to	18.62%
2016			0.00%	76			11.17	848	1.76%			8.45%
2015			0.00%	136			10.30	1,396	1.87%			-3.56%
SEI Market Growth Strategy Class II (SIVMG2)
2019	0.00%	to	0.15%	241	11.82	to	13.72	3,258	3.20%	18.67%	to	18.85%
2018	0.00%	to	0.15%	229	9.96	to	11.54	2,600	2.28%	-8.03%	to	-7.90%
2017	0.00%	to	0.15%	210	10.83	to	12.53	2,633	1.78%	8.30%	to	14.12%
2016			0.00%	186			10.98	2,045	2.11%			7.65%
2015			0.00%	255			10.20	2,603	1.44%			-3.41%
SEI Defensive Strategy Class II (SIVDS2)
2019			0.00%	98			11.21	1,095	2.19%			6.13%
2018	0.00%	to	0.15%	101	10.06	to	10.56	1,069	1.59%	-0.79%	to	-0.66%
2017	0.00%	to	0.15%	98	10.14	to	10.63	1,046	2.03%	1.40%	to	2.61%
2016			0.00%	92			10.36	955	0.97%			2.37%
2015			0.00%	44			10.12	444	0.96%			-0.30%
SEI Conservative Strategy Class II (SIVCS2)
2019	0.00%	to	0.15%	131	10.98	to	12.10	1,578	2.58%	9.23%	to	9.40%
2018	0.00%	to	0.15%	119	10.05	to	11.06	1,307	1.83%	-2.14%	to	-2.04%
2017	0.00%	to	0.15%	121	10.27	to	11.29	1,366	1.87%	2.70%	to	5.12%
2016			0.00%	139			10.74	1,491	1.51%			3.97%
2015			0.00%	135			10.33	1,392	2.09%			-0.29%
SEI Balanced Strategy Class II (SIVBS2)
2019			0.00%	145			13.30	1,930	6.32%			17.06%
2018	0.00%	to	0.15%	58	9.96	to	11.36	658	2.21%	-6.74%	to	-6.66%
2017	0.00%	to	0.15%	61	10.68	to	12.17	746	1.93%	6.80%	to	11.55%
2016			0.00%	38			10.91	413	4.59%			7.17%
2015			0.00%	9			10.18	92	0.98%			-3.14%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
2018	0.00%	to	0.15%	1,836	11.96	to	31.69	56,065	0.00%	1.44%	to	1.64%
2017	0.00%	to	0.15%	1,723	11.79	to	31.18	53,561	0.00%	17.90%	to	35.86%
2016			0.00%	1,451			22.95	33,303	0.00%			0.53%
2015			0.00%	1,474			22.83	33,663	0.00%			10.77%
T. Rowe Price Equity Income II (TREI2)
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
2018	0.00%	to	0.15%	694	10.07	to	19.35	13,417	1.79%	-9.77%	to	-9.71%
2017	0.00%	to	0.15%	691	11.16	to	21.43	14,794	1.50%	11.60%	to	15.71%
2016			0.00%	820			18.52	15,197	2.13%			18.87%
2015			0.00%	744			15.58	11,608	1.55%			-7.10%
T. Rowe Price Health Sciences II (TRHS2)
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
2018	0.00%	to	0.15%	422	11.20	to	49.95	20,097	0.00%	0.72%	to	0.87%
2017	0.00%	to	0.15%	387	11.12	to	49.52	18,197	0.00%	11.20%	to	27.30%
2016			0.00%	388			38.90	15,094	0.00%			-10.72%
2015			0.00%	674			43.57	29,373	0.00%			12.47%
T. Rowe Price Limited-Term Bond II (TRLT2)
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
2018	0.00%	to	0.15%	1,172	10.09	to	12.38	14,423	1.80%	0.80%	to	0.90%
2017	0.00%	to	0.15%	564	10.01	to	12.27	6,911	1.22%	0.10%	to	0.82%
2016			0.00%	767			12.17	9,338	1.11%			1.16%
2015			0.00%	856			12.03	10,294	0.89%			0.08%

Third Avenue Variable Annuity Trust Value (TAVV)
2019			0.00%	105			16.15	1,701	0.29%	11.01%	to	12.46%
2018	0.00%	to	1.30%	120	8.52	to	18.43	1,724	1.84%	-21.37% to -20.31%
2017	0.00%	to	1.30%	129	10.71	to	23.44	2,325	0.60%	7.10%	to	13.55%
2016	0.00%	to	1.30%	280	15.87	to	20.91	4,445	0.92%	10.81%	to	12.23%
2015	0.00%	to	1.30%	268	14.14	to	18.87	3,792	3.20%	-10.10%	to	-8.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Timothy Plan Conservative Growth VS (TPVCGP)
2019			0.00%	93			15.15	1,408	0.82%			15.68%
2018	0.00%	to	0.15%	68	9.64	to	13.09	893	1.26%	-8.97%	to	-8.78%
2017	0.00%	to	0.15%	86	10.59	to	14.35	1,235	0.00%	5.90%	to	9.29%
2016			0.00%	173			13.13	2,265	0.71%			5.89%
2015			0.00%	219			12.40	2,722	1.40%			-2.90%
Timothy Plan Strategic Growth VS (TPVSGP)
2019			0.00%	79			16.25	1,277	0.72%			19.78%
2018	0.00%	to	0.15%	88	9.50	to	13.57	1,198	0.93%	-12.04% to -11.88%
2017	0.00%	to	0.15%	145	10.80	to	15.40	2,230	0.38%	8.00%	to	12.08%
2016			0.00%	174			13.74	2,387	0.38%			5.53%
2015			0.00%	177			13.02	2,310	0.65%			-3.77%
VanEck VIP Global Gold Class S (VVGGS)
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
2018	0.00%	to	0.15%	426	7.59	to	9.07	3,241	3.70%	-16.64% to -16.59%
2017	0.00%	to	0.15%	425	9.10	to	10.88	3,870	5.15%	8.80%	to	12.76%
2016			0.00%	466			8.07	3,769	0.17%			48.07%
2015			0.00%	152			5.45	830	0.00%			-24.20%
VanEck VIP Unconstrained Emerging Markets Bond (VWBF)
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
2018	0.00%	to	1.30%	79	9.92	to	15.95	1,080	7.24%	-7.32%	to	-6.16%
2017	0.00%	to	1.30%	97	10.58	to	17.21	1,414	1.37%	5.80%	to	12.29%
2016	0.00%	to	1.30%	63	13.02	to	15.54	827	0.00%	5.07%	to	6.37%
2015	0.00%	to	1.30%	73	12.24	to	14.79	888	6.37%	-14.21%	to	-13.07%
VanEck VIP Emerging Markets (VWEM)
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
2018	0.00%	to	1.30%	913	9.65	to	25.44	22,769	0.28%	-24.47% to -23.47%
2017	0.00%	to	1.30%	990	12.63	to	33.24	32,370	0.33%	26.30%	to	51.02%
2016	0.00%	to	1.30%	688	19.96	to	22.01	15,148	0.43%	-1.14%	to	0.09%
2015	0.00%	to	1.30%	636	20.19	to	21.99	13,994	0.51%	-15.13%	to	-14.00%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%
2018	0.00%	to	1.30%	160	7.74	to	18.19	2,431	0.00%	-29.22%	to	-28.27%
2017	0.00%	to	1.30%	185	10.81	to	25.70	3,918	0.00%	-2.95%	to	8.10%
2016	0.00%	to	1.30%	263	21.56	to	26.48	5,661	0.31%	41.83%	to	43.73%
2015	0.00%	to	1.30%	166	15.00	to	18.67	2,492	0.02%	-34.31%	to	-33.45%
Vanguard VIF Conservative Allocation (VVCA)
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%****
Vanguard VIF Moderate Allocation (VVMA)
2019			0.35%	305			10.79	3,286	0.00%			7.90%****
Vanguard VIF Balanced (VVB)
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
2018	0.00%	to	0.50%	6,483	10.54	to	20.27	94,417	2.25%	-3.92%	to	-3.38%
2017	0.00%	to	0.50%	5,617	10.97	to	20.98	86,269	2.09%	9.70%	to	14.71%
2016	0.00%	to	0.35%	3,633	12.10	to	18.29	51,454	2.28%	10.60%	to	10.98%
2015	0.00%	to	0.35%	2,640	10.94	to	16.48	35,258	2.09%	-0.27%	to	0.12%
Vanguard VIF Capital Growth (VVCG)
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
2018	0.00%	to	0.50%	1,784	11.49	to	29.07	33,610	0.86%	-1.63%	to	-1.16%
2017	0.00%	to	0.50%	1,749	11.68	to	29.41	33,817	0.95%	16.80%	to	28.82%
2016	0.00%	to	0.35%	995	13.38	to	22.83	16,260	1.12%	10.49%	to	10.83%
2015	0.00%	to	0.35%	844	12.11	to	20.60	12,997	1.00%	2.19%	to	2.64%
Vanguard VIF Diversified Value (VVDV)
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%

2018	0.00%	to	0.50%	1,074	9.81	to	18.64	14,100	2.56%	-9.59%	to	-9.12%
2017	0.00%	to	0.50%	1,047	10.85	to	20.51	16,048	3.04%	8.50%	to	13.13%
2016	0.00%	to	0.35%	1,109	12.04	to	18.13	15,648	2.57%	12.52%	to	12.96%
2015	0.00%	to	0.35%	987	10.70	to	16.05	12,848	2.09%	-2.82%	to	-2.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Vanguard VIF Equity Income (VVEI)
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
2018	0.00%	to	0.50%	5,391	10.55	to	27.35	95,621	2.21%	-6.47%	to	-5.98%
2017	0.00%	to	0.50%	4,099	11.28	to	29.09	80,413	2.30%	12.80%	to	18.25%
2016	0.00%	to	0.35%	3,292	12.83	to	24.60	57,979	2.41%	14.66%	to	15.06%
2015	0.00%	to	0.35%	2,428	11.19	to	21.38	41,903	2.49%	0.54%	to	0.85%
Vanguard VIF Equity Index (VVEIX)
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
2018	0.00%	to	0.50%	10,370	10.74	to	22.50	161,865	1.55%	-4.96%	to	-4.50%
2017	0.00%	to	0.50%	7,627	11.30	to	23.56	128,915	1.56%	13.00%	to	21.69%
2016	0.00%	to	0.35%	5,123	12.77	to	19.36	73,598	1.91%	11.43%	to	11.78%
2015	0.00%	to	0.35%	3,432	11.46	to	17.32	46,133	1.58%	0.97%	to	1.29%
Vanguard VIF Growth (VVG)
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
2018	0.00%	to	0.50%	2,387	11.59	to	28.91	40,943	0.00%	-0.34%	to	0.21%
2017	0.00%	to	0.50%	1,926	11.63	to	28.85	34,350	0.00%	16.30%	to	30.90%
2016	0.00%	to	0.35%	1,353	12.10	to	22.04	19,100	0.51%	-1.39%	to	-1.08%
2015	0.00%	to	0.35%	1,252	12.27	to	22.28	17,795	0.00%	7.54%	to	8.00%
Vanguard VIF Global Bond Index (VVGBI)
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%****
Vanguard VIF High Yield Bond (VVHYB)
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%
2018	0.00%	to	0.50%	3,021	9.96	to	17.52	38,232	4.87%	-3.30%	to	-2.72%
2017	0.00%	to	0.50%	3,051	10.30	to	18.01	40,691	4.31%	3.00%	to	7.01%
2016	0.00%	to	0.35%	2,194	11.34	to	16.83	29,153	5.09%	10.96%	to	11.31%
2015	0.00%	to	0.35%	1,461	10.22	to	15.12	18,591	5.10%	-1.92%	to	-1.56%
Vanguard VIF International (VVI)
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
2018	0.00%	to	0.50%	9,478	10.49	to	14.27	115,371	0.73%	-13.02% to -12.61%
2017	0.00%	to	0.50%	7,207	12.06	to	16.33	101,636	0.92%	20.60%	to	42.62%
2016	0.00%	to	0.35%	4,360	9.47	to	11.45	44,512	1.27%	1.50%	to	1.87%
2015	0.00%	to	0.35%	3,150	9.33	to	11.24	32,450	1.57%	-1.17%	to	-0.71%
Vanguard VIF Mid-Cap Index (VVMCI)
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
2018	0.00%	to	0.50%	4,473	9.97	to	27.30	67,598	1.12%	-9.77%	to	-9.33%
2017	0.00%	to	0.50%	3,450	11.05	to	30.11	60,430	1.04%	10.50%	to	19.06%
2016	0.00%	to	0.35%	2,319	12.39	to	25.29	35,785	1.26%	10.72%	to	11.12%
2015	0.00%	to	0.35%	1,875	11.19	to	22.76	26,772	1.03%	-1.76%	to	-1.43%
Vanguard VIF REIT Index (VVREI)
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
2018	0.00%	to	0.50%	4,174	9.67	to	25.69	67,849	2.74%	-5.84%	to	-5.34%
2017	0.00%	to	0.50%	3,483	10.27	to	27.14	62,103	2.35%	2.70%	to	4.79%
2016	0.00%	to	0.35%	2,908	14.22	to	25.90	52,944	2.31%	7.97%	to	8.37%
2015	0.00%	to	0.35%	2,401	13.17	to	23.90	44,024	1.73%	1.86%	to	2.22%
Vanguard VIF Short-Term Investment Grade (VVSTC)
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
2018	0.00%	to	0.50%	18,027	10.11	to	13.43	203,043	1.60%	0.60%	to	1.05%
2017	0.00%	to	0.50%	12,311	10.05	to	13.29	140,466	1.86%	0.50%	to	2.07%
2016	0.00%	to	0.35%	9,903	10.47	to	13.02	113,193	1.77%	2.35%	to	2.76%
2015	0.00%	to	0.35%	8,350	10.23	to	12.67	94,852	1.57%	0.79%	to	1.12%
Vanguard VIF Small Company Growth (VVSCG)
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
2018	0.00%	to	0.50%	2,333	10.37	to	28.48	34,885	0.35%	-7.74%	to	-7.26%
2017	0.00%	to	0.50%	1,946	11.24	to	30.71	32,655	0.43%	12.40%	to	23.43%

2016	0.00%	to	0.35%	1,350	11.50	to	24.88	19,901	0.31%	14.54%	to	14.97%
2015	0.00%	to	0.35%	983	10.04	to	21.64	14,018	0.43%	-3.09%	to	-2.79%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract					Unit		Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Vanguard VIF Total Bond Market Index (VVHGB)
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
2018	0.00%	to	0.50%	21,041	10.10	to	14.35	244,123	2.17%	-0.59%	to	-0.14%
2017	0.00%	to	0.50%	15,604	10.16	to	14.37	185,708	2.13%	1.60%	to	3.53%
2016	0.00%	to	0.35%	10,492	10.77	to	13.88	124,508	1.97%	2.09%	to	2.44%
2015	0.00%	to	0.35%	6,580	10.55	to	13.55	77,773	1.96%	0.00%	to	0.37%
Vanguard VIF Total International Stock Market Index (VVTISI)
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%****
Vanguard VIF Total Stock Market Index (VVTSM)
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
2018	0.00%	to	0.50%	10,625	10.61	to	22.51	164,537	1.45%	-5.77%	to	-5.34%
2017	0.00%	to	0.50%	8,618	11.26	to	23.78	146,131	1.73%	12.60%	to	20.96%
2016	0.00%	to	0.35%	6,053	12.60	to	19.66	90,141	1.32%	12.10%	to	12.54%
2015	0.00%	to	0.35%	4,439	11.24	to	17.47	61,571	1.16%	0.00%	to	0.40%
Virtus SGA International Class A (VRVDIA)
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
2018	0.00%	to	0.15%	105	9.17	to	10.43	1,095	2.82%	-16.79% to -16.69%
2017	0.00%	to	0.15%	127	11.02	to	12.52	1,587	1.66%	10.20%	to	15.93%
2016			0.00%	107			10.80	1,161	0.71%			-1.64%
2015			0.00%	202			10.98	2,216	2.18%			-10.44%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%
2018	0.00%	to	0.15%	256	9.77	to	17.95	4,584	1.67%	-6.69%	to	-6.51%
2017	0.00%	to	0.15%	235	10.47	to	19.20	4,515	1.48%	4.70%	to	5.96%
2016			0.00%	230			18.12	4,165	1.83%			6.84%
2015			0.00%	248			16.96	4,205	1.18%			2.35%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%
2018	0.00%	to	0.15%	676	10.00	to	13.49	9,108	3.43%	-2.82%	to	-2.67%
2017	0.00%	to	0.15%	993	10.29	to	13.86	13,756	4.94%	2.90%	to	6.70%
2016			0.00%	559			12.99	7,257	4.50%			9.34%
2015			0.00%	492			11.88	5,851	4.31%			-1.25%
Wells Fargo VT Discovery (SVDF)
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
2018	0.00%	to	1.30%	122	10.54	to	39.84	4,596	0.00%	-8.25%	to	-7.07%
2017	0.00%	to	1.30%	123	11.35	to	42.87	5,189	0.00%	13.50%	to	29.13%
2016	0.00%	to	1.30%	107	26.45	to	33.20	3,541	0.00%	6.27%	to	7.65%
2015	0.00%	to	1.30%	137	24.89	to	30.84	4,225	0.00%	-2.74%	to	-1.47%
Wells Fargo VT Opportunity (SVOF)
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
2018	0.00%	to	1.30%	34	10.38	to	32.72	982	0.00%	-8.35%	to	-7.14%
2017	0.00%	to	1.30%	34	11.20	to	35.70	1,037	0.65%	12.00%	to	20.43%
2016	0.00%	to	1.30%	38	25.70	to	30.03	976	2.13%	10.77%	to	12.23%
2015	0.00%	to	1.30%	27	22.90	to	27.11	611	0.00%	-4.34%	to	-3.09%
Westchester Merger Fund VL (MGRFV)
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%
2018	0.00%	to	0.15%	1,704	10.79	to	12.56	21,400	0.91%	6.94%	to	7.08%
2017	0.00%	to	0.15%	1,134	10.09	to	11.73	13,307	0.00%	0.90%	to	2.53%
2016			0.00%	1,213			11.44	13,869	0.77%			2.51%
2015			0.00%	1,154			11.16	12,885	2.05%			-0.98%

Lazard Retirement US Strategic Equity (LZRUSE)
2018	0.00%	to	1.30%	2	10.62	to	23.26	35	0.36%	-4.54%	to	-3.33%
2017	0.00%	to	1.30%	7	11.00	to	24.06	172	0.37%	10.00%	to	18.11%
2016	0.00%	to	1.30%	92	19.10	to	20.37	1,879	0.11%	8.03%	to	9.40%
2015	0.00%	to	1.30%	95	17.68	to	18.62	1,763	0.45%	-6.65%	to	-5.43%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

								Contract	Investment
	Contract				Unit			Owners'	Income
	Expense Rate*			Units	Fair Value			Equity (000's)	Ratio**	Total Return***
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)
2018	0.00%	to	0.15%	62	9.65	to	9.99	618	3.49%	-3.98%	to	-3.76%
2017	0.00%	to	0.15%	56	10.05	to	10.38	585	3.97%	0.50%	to	1.67%
2016			0.00%	30			10.21	303	9.79%			2.10%****
Lord Abbett Classic Stock (LOVCS)
2018			0.00%	3			17.83	54	0.56%			-7.76%
2017			0.00%	5			19.33	88	0.86%			16.80%
2016			0.00%	5			16.55	75	0.99%			12.43%
2015			0.00%	5			14.72	77	0.46%			-0.88%
Lord Abbett International Opportunities (LOIOVC)
2018			0.00%	502	9.16	to	11.62	5,757	0.85%	-23.79% to -23.65%
2017			0.00%	612	12.02	to	15.22	9,305	1.46%	20.20%	to	39.25%
2016			0.00%	373			10.93	4,091	0.89%			-4.29%
2015			0.00%	547			11.42	6,252	1.08%			11.09%
Neuberger Berman AMT Large Cap Value Portfolio: Class I (AMTP)
2018	0.00%	to	1.30%	86	10.97	to	23.84	1,953	0.91%	-2.33%	to	-1.04%
2017	0.00%	to	1.30%	36	11.10	to	24.09	861	0.28%	11.00%	to	13.36%
2016	0.00%	to	1.30%	286	19.59	to	21.25	6,077	0.36%	25.74%	to	27.32%
2015	0.00%	to	1.30%	80	15.58	to	16.69	1,333	0.62%	-12.96%	to	-11.79%
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)
2018	0.00%	to	0.15%	118	9.60	to	9.62	1,133	0.15%	-3.42%	to	-3.32%
2017	0.00%	to	0.15%	75	9.94	to	9.95	748	0.72%	-0.60%	to	0.20%
2016			0.00%	46			9.93	456	2.16%			3.44%
2015			0.00%	24			9.60	231	0.19%			-3.71%
Tortoise VIP MLP & Pipeline Cl II (TTVMP2)
2018	0.00%	to	0.15%	1,064	7.42	to	8.27	7,914	0.98%	-16.38%	to	-16.25%
2017	0.00%	to	0.15%	788	8.86	to	9.89	6,923	2.12%	-1.10%	to	-0.34%
2016			0.00%	752			8.89	6,687	1.37%			40.22%
2015			0.00%	358			6.34	2,270	0.29%			-36.85%
Blackrock Variable Series Funds - iShares Alternative Strategies (BVIAS3)
2017	0.00%	to	0.15%	258	10.62	to	11.30	2,913	3.58%	6.20%	to	12.44%
2016			0.00%	119			10.05	1,192	3.36%			6.24%
2015			0.00%	18			9.46	167	8.85%			-5.59%****
Blackrock Variable Series Funds - iShares Dynamic Fixed Income (BVIDI3)
2017	0.00%	to	0.15%	86	10.20	to	10.24	879	2.16%	2.00%	to	3.64%
2016			0.00%	56			9.88	554	1.78%			3.24%
2015			0.00%	32			9.57	305	8.16%			-2.35%****
Goldman Sachs Variable Insurance Trust - Strategic Income (GVSIA)
2017	0.00%	to	0.15%	221	9.75	to	9.79	2,154	0.81%	-2.30%	to	-2.10%
2016			0.00%	174			9.98	1,741	2.16%			0.71%
2015			0.00%	10			9.91	99	11.02%			-0.90%****
Guggenheim Variable Insurance Trust - VT StylePlus Large Core (GVSLCA)
2017			0.00%	0			23.96	7	1.19%			22.18%
2016			0.00%	0			19.61	6	0.87%			13.35%
2015			0.00%	0			17.30	5	1.36%			1.53%
Janus Henderson VIT Funds - Global Allocation Moderate (JGAMSV)
2017			0.00%	2			14.35	22	0.72%			16.19%
2016			0.00%	2			12.35	19	1.19%			3.00%
2015			0.00%	2			11.99	19	0.80%			-2.44%
Northern Lights Variable Trust - Anchor Tactical Credit Strategies Portfolio (NOVATC)
2016			0.00%	705			10.01	7,053	0.00%			0.10%****
Virtus Variable Insurance Trust - Rampart Equity Trend (VRVETA)
2017	0.00%	to	0.15%	44	11.29	to	16.33	726	0.00%	12.90%	to	20.43%
2016			0.00%	132			13.56	1,787	0.00%			-0.95%

2015	0.00%	382	13.69	5,240	0.00%	-9.34%
Wilshire Variable Insurance Trust - 2015 ETF (WSV15)
2017	0.00%	4	14.10	50	3.03%	11.55%
2016	0.00%	4	12.64	45	2.24%	6.49%
2015	0.00%	4	11.87	43	1.58%	-1.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

				Contract	Investment
	Contract		Unit	Owners'	Income
	Expense Rate*	Units	Fair Value	Equity (000's)	Ratio**	Total Return***
Wilshire Variable Insurance Trust - 2035 ETF (WSV35)
2017	0.00%	2	15.64	34	2.98%	16.98%
2016	0.00%	2	13.37	29	0.00%	7.05%
2015	0.00%	23	12.49	283	1.64%	-2.19%
2019	Reserves for annuity contracts in payout phase (in 000s):	$3,882
2019	Contract Owners' Equity (in 000s):	$6,765,973
2018	Reserves for annuity contracts in payout phase (in 000s):	$624
2018	Contract Owners' Equity (in 000s):	$5,277,542
2017	Reserves for annuity contracts in payout phase (in 000s):	$657
2017	Contract Owners' Equity (in 000s):	$4,907,023
2016	Reserves for annuity contracts in payout phase (in 000s):	$1,791
2016	Contract Owners' Equity (in 000s):	$3,699,671
2015	Reserves for annuity contracts in payout phase (in 000s):	$397
2015	Contract Owners' Equity (in 000s):	$3,099,163

*This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corp.)

2019 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Independent Auditors' Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

We have audited the accompanying financial statements of Jefferson National Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations, or its cash flows for each of the years in the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Texas Departments of Insurance described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 21, 2020

2

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31,

(in thousands, except share amounts)	2019	2018
Admitted assets
Invested assets
Bonds	$436,906	$468,094
Stocks	21,532	21,709
Mortgage loans, net of allowance	8,911	11,033
Policy loans	5,741	6,315
Cash, cash equivalents and short-term investments	31,397	26,597
Total invested assets	$504,487	$533,748
Accrued investment income	3,794	4,008
Deferred federal income tax assets, net	6,878	5,678
Other assets	10,708	6,730
Separate account assets	7,148,859	5,622,071
Total admitted assets	$7,674,726	$6,172,235
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$266,868	$270,352
Funds withheld and other payables on reinsurance	140,569	146,320
Borrowed money	46,199	72,743
Asset valuation reserve	3,416	3,205
Interest maintenance reserve	2,923	4,771
Other liabilities	13,323	10,279
Accrued transfers to (from) separate accounts	232	(167)
Separate account liabilities	7,148,859	5,622,071
Total liabilities	$7,622,389	$6,129,574
Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares,
issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus (deficit)	5,163	(4,513)
Total capital and surplus	$52,337	$42,661
Total liabilities, capital and surplus	$7,674,726	$6,172,235

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Operations

Years ended December 31,

(in thousands)	2019	2018	2017
Revenues
Premiums and annuity considerations	$1,026,003	$1,146,390	$1,051,022
Net investment income	19,931	18,563	21,179
Amortization of interest maintenance reserve	1,731	1,889	1,812
Other revenues	18,339	12,053	17,247
Total revenues	$1,066,004	$1,178,895	$1,091,260
Benefits and expenses
Benefits to policyholders and beneficiaries	$535,828	$504,503	$394,103
Decrease in reserves for future policy benefits and claims	(2,198)	(3,866)	(2,984)
Net transfers to separate accounts	505,312	651,569	661,574
Decrease in funds withheld	8,465	8,212	10,977
Other expenses	9,256	11,951	24,968
Total benefits and expenses	$1,056,663	$1,172,369	$1,088,638
Income before federal income tax expense (benefit) and net realized
losses on investments	$9,341	$6,526	$2,622
Federal income tax expense (benefit)	762	(719)	2,556
Income before net realized capital losses on investments	$8,579	$7,245	$66
Net realized capital losses on investments, net of federal income tax expense of $210, $741 and $167 in 2019, 2018 and 2017,
respectively, and excluding $(502), $621 and $459 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively
	(16)	(436)	(291)
Net income (loss)	$8,563	$6,809	$(225)

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Changes in Capital and Surplus

				Special
	Capital	Additional	Unassigned	surplus	Capital and
(in thousands)	shares	paid-in capital	deficit	funds	surplus
Balance as of December 31, 2016	$5,009	$42,165	$(8,143)	$-	$39,031
Net loss	-	-	(225)	-	(225)
Change in asset valuation reserve	-	-	(209)	-	(209)
Change in net unrealized capital gains and losses
net of tax benefit of $95	-	-	(497)	-	(497)
Change in deferred income taxes			7,268	-	7,268
Change in nonadmitted assets	-	-	(10,665)	-	(10,665)
Balance as of December 31, 2017	$5,009	$42,165	$(12,471)	$-	$34,703
Net income	-	-	6,809	-	6,809
Change in asset valuation reserve	-	-	(42)	-	(42)
Change in net unrealized capital gains and losses
net of tax expense of $58	-	-	(1)		(1)
Change in deferred income taxes	-	-	3,426	-	3,426
Change in nonadmitted assets	-	-	(2,234)	-	(2,234)
Balance as of December 31, 2018	$5,009	$42,165	$(4,513)	$-	$42,661
Net income	-	-	8,563	-	8,563
Change in asset valuation reserve	-	-	(211)	-	(211)
Change in net unrealized capital gains and losses
net of tax benefit of $3	-	-	145	-	145
Change in deferred income taxes	-	-	5,093	-	5,093
Change in nonadmitted assets	-	-	(3,914)	-	(3,914)
Balance as of December 31, 2019	$5,009	$42,165	$5,163	-	$52,337

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Cash Flow

Years ended December 31,

(in thousands)	2019	2018	2017
Cash flows from operating activities
Premiums collected, net of reinsurance	$1,026,003	$1,146,390	$1,051,022
Net investment income	19,337	17,713	17,651
Other revenue	17,849	17,116	23,915
Policy benefits and claims paid	(535,084)	(452,957)	(400,354)
Commissions, operating expenses and taxes, other than federal income
tax paid	(17,257)	(19,448)	(35,930)
Net transfers to separate accounts	(504,913)	(651,469)	(661,471)
Federal income taxes (paid) recovered	(214)	252	(3,315)
Net cash provided by (used in) operating activities	$5,721	$57,597	$(8,482)
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$55,565	$89,422	$61,670
Mortgage loans	2,115	3,454	4,380
Other invested assets	37	2,248	-
Investment proceeds	$57,717	$95,124	$66,050
Cost of investments acquired
Bonds and stocks	$(23,534)	$(123,350)	$(34,659)
Miscellaneous applications	(51)	-	(2,168)
Investments acquired	$(23,585)	$(123,350)	$(36,827)
Net decrease (increase) in policy loans	555	(1,791)	327
Net cash provided by (used in) investing activities	$34,687	$(30,017)	$29,550
Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other
insurance liabilities	$(1,285)	$4,114	$386
Net change in borrowed money	(26,544)	(12,438)	(12,140)
Other cash used	(7,779)	(11,367)	(4,539)
Net cash used in financing activities
and other miscellaneous sources	$(35,608)	$(19,691)	$(16,293)
Net increase in cash, cash equivalents and short-term investments	$4,800	$7,889	$4,775
Cash, cash equivalents and short-term investments at beginning of year	26,597	18,708	13,933
Cash, cash equivalents and short-term investments at end of year $	31,397	$26,597	$18,708
Non-cash activities
Real estate acquired in satisfaction of debt	$-	$-	$98
Mortgage loan acquired from sale of real estate	-	-	254
Exchange of bond investments	28,059	18,098	-

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(1)Nature of Operations

Jefferson National Life Insurance Company ("JNL" or "the Company") was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies ("Nationwide"), which is comprised of Nationwide Mutual Insurance Company ("NMIC") and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial"), an insurance holding company incorporated in the State of Delaware. On March 1, 2017, Nationwide Life Insurance Company ("NLIC") acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("NFS"), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company primarily markets variable annuities and launched a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company's wholly-owned subsidiary, Jefferson National Life Insurance Company of New York ("JNLNY"), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company's financial position after considering insurance risk that has been transferred to external reinsurers.

(2)Summary of Significant Accounting Policies Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance ("the Department"). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners

("NAIC").

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles ("GAAP"), including the following practices:

Financial Statements

∙Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with NAIC and state regulatory authorities;

∙assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

∙an asset valuation reserve ("AVR") is established in accordance with the NAIC Annual Statement Instructions for

Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

∙an interest maintenance reserve ("IMR") is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

∙the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

∙accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

∙costs related to successful policy acquisitions are charged to operations in the year incurred;

∙negative cash balances are reported as negative assets;

∙certain income and expense items are charged or credited directly to capital and surplus;

∙the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

∙the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

∙Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

∙future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

∙Certain assets and liabilities are reported net of ceded reinsurance balances; and

∙provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

∙Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of "6", which are stated at the lower of amortized cost or fair value;

∙investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of "4" through "6", which are stated at the lower of amortized cost or fair value;

∙subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

∙equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

∙changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

∙other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

∙gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

∙Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

∙Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

∙Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

∙uncertain tax positions are subject to a "more likely than not" standard for federal and foreign income tax loss contingencies only.

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Nonadmitted Assets

∙In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner's Standard Ordinary ("CSO") table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants' contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner's Reserve Valuation Method ("CRVM").

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner's Annuity Reserve Valuation Method ("CARVM").

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, income and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner's Disability Table (for policies issued prior to 1982) or the 1985 Commissioner's Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner's Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2017 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner's Group Disability Table, at varying interest rate of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are carried at the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders' funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately- registered mutual funds, whose fair value is primarily based on the funds' net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders' funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of "6", which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of "4" through "6", which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security's amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services' methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security's effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company's ability and intent to hold the stock to recovery. If a stock is determined to be other-than- temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investment in subsidiary. The investment in the Company's wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (SCA) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds primarily commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in nine mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 30.77% as of December 31, 2019. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company's mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers' ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value ("LTV") ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management's assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties' performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short- term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company ("NCMC"), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate ("LIBOR"), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management's best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

∙For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

∙the bond must never have been classified as a default security;

∙for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

∙for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service ("IRS") examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

The Company evaluated subsequent events through April 21, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities. This change is expected to result in an increase to statutory capital and surplus of $10,567.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(3)Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in thousands)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$-	$1,834	$-	$1,834	0.0%
At book value less current surrender charge of 5%
or more	322	-	-	322	0.0%
At fair value	-	-	7,115,355	7,115,355	95.6%
Total with market value adjustment or at fair	$322	$1,834	$7,115,355	$7,117,511	95.6%
value
At book value without adjustment (minimal
or no charge or adjustment)	316,007	-	-	316,007	4.2%
Not subject to discretionary withdrawal	13,139	-	660	13,799	0.2%
Total, gross	$329,468	$1,834	$7,116,015	$7,447,317	100.0%
Less: Reinsurance ceded	143,681	-	-	143,681
Total, net	$185,787	$1,834	$7,116,015	$7,303,636
Amount included in 'Subject to discretionary
withdrawal at book value less current surrender
charge of 5% or more' that will move to 'Subject to
discretionary withdrawal at book value without
adjustment (minimal or no charge or adjustment)'	$100	$-	$-	$100

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$-	$986	$-	$986	0.0%
At book value less current surrender charge of 5%
or more	477	-	-	477	0.0%
At fair value	-	-	5,590,823	5,590,823	94.3%
Total with market value adjustment or at fair	$477	$986	$5,590,823	$5,592,286	94.3%
value
At book value without adjustment (minimal
or no charge or adjustment)	323,350	-	-	323,350	5.5%
Not subject to discretionary withdrawal	13,575	-	657	14,232	0.2%
Total, gross	$337,402	$986	$5,591,480	$5,929,868	100.0%
Less: Reinsurance ceded	148,450	-	-	148,450
Total, net	$188,952	$986	$5,591,480	$5,781,418
Amount included in 'Subject to discretionary
withdrawal at book value less current surrender
charge of 5% or more' that will move to 'Subject to
discretionary withdrawal at book value without
adjustment (minimal or no charge or adjustment)'	145			145

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in thousands)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
At book value less current surrender charge of 5%
or more	$251	$-	$-	$251	0.3%
At fair value	-	-	31,225	31,225	38.1%
Total with market value adjustment or at fair	$251	$-	$31,225	$31,476	38.4%
value
At book value without adjustment (minimal
or no charge or adjustment)	50,481	-	-	50,481	61.6%
Not subject to discretionary withdrawal	-	-	-	-	0.0%
Total, gross	$50,732	$-	$31,225	$81,957	100.0%
Less: Reinsurance ceded	1,519	-	-	1,519
Total, net	$49,213	$-	$31,225	$80,438
Amount included in 'Subject to discretionary
withdrawal at book value less current surrender
charge of 5% or more' that will move to 'Subject to
discretionary withdrawal at book value without
adjustment (minimal or no charge or adjustment)'	$119	$-	$-	$119

December 31, 2018
Subject to discretionary withdrawal:
At book value less current surrender charge of 5%
or more	$477	$-	$-	$477	0.6%
At fair value	-	-	29,421	29,421	37.2%
Total with market value adjustment or at fair	$477	$-	$29,421	$29,898	37.8%
value
At book value without adjustment (minimal
or no charge or adjustment)	49,087	-	-	49,087	62.1%
Total, gross	$49,564	$-	$29,421	$78,985	100.0%
Less: Reinsurance ceded	1,550	-	-	1,550
Total, net	$48,014	$-	$29,421	$77,435
Amount included in 'Subject to discretionary
withdrawal at book value less current surrender
charge of 5% or more' that will move to 'Subject to
discretionary withdrawal at book value without
adjustment (minimal or no charge or adjustment)'	$226	$-	$-	$226

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate		Separate
	General	account with		account non-		% of
(in thousands)	account	guarantees		guaranteed	Total	Total
December 31, 2019
At book value without adjustment (minimal
or no charge or adjustment)	$29,775	$-		$-	$29,775	78.3%
Not subject to discretionary withdrawal	8,265	-		-	8,265	21.7%
Total, gross	$38,040	$-		$-	$38,040	100.0%
Less: Reinsurance ceded	10,836	-		-	10,836
Total, net	$27,204	$-		$-	$27,204

December 31, 2018
At book value without adjustment (minimal
or no charge or adjustment)	$31,257	$-		$-	$31,257	79.3%
Not subject to discretionary withdrawal	8,143	-	-		8,143	20.7%
Total, gross	$39,400	$-		$-	$39,400	100.0%
Less: Reinsurance ceded	10,911	-		-	10,911
Total, net	$28,489	$-		$-	$28,489

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$222,493	$224,300
Supplemental contracts with life contingencies, net	12,507	12,666
Deposit-type contracts	27,204	28,489
Subtotal	$262,204	$265,455
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	7,144,126	5,620,590
Supplemental contracts with life contingencies, net	596	591
Other contract deposit funds	4,352	706
Subtotal	$7,149,074	$5,621,887
Total annuity actuarial reserves and deposit fund liabilities, net	$7,411,278	$5,887,342

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

						Separate account -
		General account				nonguaranteed
		Account	Cash			Account	Cash
(in thousands)		value	value	Reserve		value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value		$104,060	$185,846	$189,676	$	- $	- $	-
Variable universal life		-	-	-		17	17	17
Subtotal		$104,060	$185,846	$189,676		$17	$17	$17
Not subject to discretionary withdrawal
or no cash value:
Term policies without cash value		-	-	6,781		-	-	-
Accidental death benefits		-	-	15		-	-	-
Disability - active lives		-	-	66		-	-	-
Disability - disabled lives		-	-	3,968		-	-	-
Miscellaneous reserves		-	-	2,641		-	-	-
Total, gross		$104,060	$185,846	$203,147		$17	17	17
Less: reinsurance ceded		104,060	185,846	203,147		-	-	-
Total, net	$	- $	- $	- $		17	17	17
						Separate account -
		General account				nonguaranteed
		Account	Cash			Account	Cash
(in thousands)		value	value	Reserve		value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value		$114,254	$196,910	$201,060	$	- $	- $	-
Variable universal life		-	-	-		15	15	15
Subtotal		$114,254	$196,910	$201,060		$15	$15	$15
Not subject to discretionary withdrawal
or no cash value:
Term policies without cash value		-	-	7,369		-	-	-
Accidental death benefits		-	-	18		-	-	-
Disability - active lives		-	-	85		-	-	-
Disability - disabled lives		-	-	3,977		-	-	-
Miscellaneous reserves		-	-	2,843		-	-	-
Total, gross		$114,254	$196,910	$215,352		$15	15	15
Less: reinsurance ceded		114,254	196,910	215,352		-	-	-
Total, net	$	- $	- $	- $		15	15	15

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$(1)	$-
Subtotal	$(1)	$-
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$17	$15
Subtotal	$17	$15
Total annuity actuarial reserves and deposit fund liabilities, net	$16	$15

(4)Separate Accounts

The Company's separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019			December 31, 2018
		Separate			Separate
		account			account
	Legally	assets (not		Legally	assets (not
	insulated	legally		insulated	legally
(in thousands)	assets	insulated)		assets	insulated)
Product / Transaction:
Variable Annuity	$7,148,842		$-	$5,622,056	$-
Variable Universal Life Insurance	17		-	15	-
Total	$7,148,859		$-	$5,622,071	$-

The Company does not engage in securities lending transactions within its separate accounts.

The majority of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the contractholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit ("GMIB") – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit ("GMWB") – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit ("GMDB") – These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

			Nonindexed	Nonindexed
			guarantee	guarantee	Nonguaranteed
			less than or	more than	separate
(in thousands)	Indexed		equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits		$-	$-	$-	$1,027,665	$1,027,665
`
For accounts with assets at:
Fair value		$-	$1,834	$-	$7,147,257	$7,149,091
Total reserves		$-	$1,834	$-	$7,147,257	$7,149,091
By withdrawal characteristics:
With market value adjustment		$-	$1,834	$-	$-	$1,834
At fair value		-	-	-	7,146,597	7,146,597
Subtotal		$-	$1,834	$-	$7,146,597	$7,148,431
Not subject to discretionary		-	-	-	660	660
Total reserves1		$-	$1,834	$-	$7,147,257	$7,149,091

1The total reserves balance does not equal the liabilities related to separate accounts of $7,148,859 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $(232), due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than		separate
(in thousands)	Indexed	equal to 4%	4%		accounts	Total
December 31, 2018
Premiums, considerations or deposits	$	$	$		$1,146,308	$1,146,308
Reserves
For accounts with assets at:
Fair value	$	$986	$		$5,620,917	$5,621,903
Total reserves	$	$986	$		$5,620,917	$5,621,903
By withdrawal characteristics:
With market value adjustment	$	$986	$	$		$986
At fair value					5,620,260	5,620,260
Subtotal	$	$986	$		$5,620,260	$5,621,246
Not subject to discretionary withdrawal					657	657
Total reserves1	$	$986	$		$5,620,917	$5,621,903

1The total reserves balance does not equal the liabilities related to separate accounts of $5,622,071 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $167, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

		December 31,
(in thousands)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,027,665	$1,146,308	$1,048,589
Transfers from separate accounts	519,273	494,982	392,244
Net transfers to separate accounts	$508,392	$651,326	$656,345
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(3,016)	377	4,073
Other miscellaneous adjustments not included
in the general account balance	(64)	(134)	1,156
Transfers as reported in the statutory statements of operations	$505,312	$651,569	$661,574

(5)Investments Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

			Carrying
		Fair value in	value in
		excess of	excess of fair
(in thousands)	Carrying value	carrying value	value	Fair value
December 31, 2019
Bonds:
U.S. Government	$10,918	$344	$13	$11,249
States and political subdivisions	14,494	924	29	15,389
Industrial and miscellaneous	283,716	23,298	1,137	305,877
Loan-backed and structured securities	127,778	6,363	208	133,933
Total bonds	$436,906	$30,929	$1,387	$466,448
Common stocks unaffiliated	6,399	-	-	6,399
Common stocks affiliated1	6,712	-	-	6,712
Preferred stocks	8,421	810	-	9,231
Total stocks	21,532	810	-	22,342
Total bonds and stocks	$458,438	$31,739	$1,387	$488,790

December 31, 2018
Bonds:
U.S. Government	$10,106	$17	$143	$9,980
States and political subdivisions	15,681	406	126	15,961
Industrial and miscellaneous	298,295	1,974	11,736	288,533
Loan-backed and structured securities	144,012	3,813	2,489	145,336
Total bonds	$468,094	$6,210	$14,494	$459,810
Common stocks unaffiliated	6,226	-	-	6,226
Common stocks affiliated1	6,562	-	-	6,562
Preferred stocks	8,921	135	245	8,811
Total stocks	21,709	135	245	21,599
Total bonds and stocks	$489,803	$6,345	$14,739	$481,409

1 Represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,822 and $12,561 as of December 31, 2019 and 2018, respectively.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$$6,469	$$6,511
Due after one year through five years	48,668	50,389
Due after five years through ten years	146,452	156,479
Due after ten years	107,539	119,136
Total bonds excluding loan-backed and structured securities	$309,128	$332,515
Loan-backed and structured securities	127,778	133,933
Total bonds	$436,906	$466,448

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to
	one year		More than one year		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	value	losses	value	losses	value	losses
December 31, 2019
Bonds:
U.S Government	$973	$9	$1,531	$4	$2,504	$13
States and political subdivisions	-	-	4,765	29	4,765	29
Industrial and miscellaneous	-	-	9,825	1,137	9,825	1,137
Loan-backed and structured
securities	4,837	40	9,504	168	14,341	208
Total bonds	$5,810	$49	$25,625	$1,338	$31,435	$1,387
Preferred stocks	$-	$-	$-	$-	$-	$-
Total bonds and stocks	$5,810	$49	$25,625	$1,338	$31,435	$1,387

December 31, 2018
Bonds:
U.S Government	$1,081	$-	$7,793	$143	$8,874	$143
States and political subdivisions	3,489	79	5,049	46	8,538	125
Industrial and miscellaneous	176,128	8,836	32,149	2,900	208,277	11,736
Loan-backed and structured
securities	41,345	769	45,066	1,721	86,411	2,490
Total bonds	$222,043	$9,684	$90,057	$4,810	$312,100	$14,494
Preferred stocks	$4,215	$245	$-	$-	$4,215	$245
Total bonds and stocks	$226,258	$9,929	$90,057	$4,810	$316,315	$14,739

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratios of the mortgage loan portfolio as of the dates indicated:

		LTV ratio
	Less than	90% or
(in thousands)	90%	greater	Total
December 31, 2019
Apartment	$1,601	$14	$1,615
Industrial	1,121	-	1,121
Office	1,860	-	1,860
Retail	3,975	-	3,975
Other	340	-	340
Total	$8,897	$14	$8,911
Weighted average ratio	50%	192%	50%

December 31, 2018
Apartment	$1,984	$14	$1,998
Industrial	1,915	-	1,915
Office	2,087	163	2,250
Retail	4,499	-	4,499
Other	371	-	371
Total	$10,856	$177	$11,033
Weighted average ratio	52%	121%	53%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 28.4% and 34.4%, respectively, in a geographic region in the U.S. and no more than 6.1% and 5.2%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2019 and 2018. During 2019 and 2018, the Company did not reduce the interest rate and did not increase the interest rate on any mortgage loans. The Company's valuation allowance on mortgage loans was immaterial as of December 31, 2019 and 2018. As of December 31, 2019 and 2018, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

		December 31,
(in thousands)	2019	2018	2017
Bonds	$19,845	$18,663	$21,741
Preferred stock	558	678	393
Common stock	173	141	94
Mortgage loans	559	695	947
Policy loans	387	318	286
Other	288	203	71
Gross investment income	$21,810	$20,698	$23,532
Interest expense	(1,182)	(1,661)	(1,853)
Investment expenses	(697)	(474)	(500)
Net investment income	$19,931	$18,563	$21,179

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2019 and December 31, 2018 respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in thousands)	2019	2018	2017
Gross gains on sales	$572	$2,318	$569
Gross losses on sales	(880)	(1,392)	(216)
Net realized (losses) gains on sales	$(308)	$926	$353
Other-than-temporary impairments	-	-	(18)
Total net realized capital (losses) gains	$(308)	$926	$335
Tax expense	(210)	(741)	(167)
Net realized capital (losses) gains, net of tax	$(518)	$185	$168
Less: Realized losses (gains) transferred to the IMR	502	(621)	(459)
Net realized capital losses, net of tax and transfers to the IMR	$(16)	$(436)	$(291)

For the year ended December 31, 2019, the gross realized gains and gross realized losses on sales of bonds were $572 and $865, respectively. For the year ended December 31, 2018, the gross realized gains and gross realized losses on sales of bonds were $2,318 and $1,010, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $569 and $177, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2019, 2018 and 2017.

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(6)Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2019 and 2018:

(in thousands)	Level 1	Level 2	Level 3		Total
December 31, 2019
Asset
Common stocks unaffiliated	$-	$6,399		$-	$6,399
Separate account assets	7,148,859	-		-	7,148,859
Assets at fair value	$7,148,859	$6,399		$-	$7,155,258

December 31, 2018
Assets
Common stocks unaffiliated	$-	$6,226		$-	$6,226
Separate account assets	5,622,071	-		-	5,622,071
Assets at fair value	$5,622,071	$6,226		$-	$5,628,297

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company's assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

			Fair value
(in thousands)		Level 1	Level 2	Level 3	Total fair value Carrying value
December 31, 2019
Assets
Bonds1		$74,056	$378,808	$13,584	$466,448	$436,906
Preferred stocks unaffiliated		-	9,231	-	9,231	8,421
Mortgage loans, net of allowance		-	-	8,911	8,911	8,911
Policy loans		-	-	5,741	5,741	5,741
Short-term investments		-	7,366	-	7,366	7,366
Total assets		$74,056	$395,405	$28,236	$497,697	$467,345
Liabilities
FHLB advances	$	- $	- $	46,117	$46,117	$46,117
Total liabilities	$	- $	- $	46,117	$46,117	$46,117
December 31, 2018
Assets
Bonds1		$82,548	$364,030	$13,232	$459,810	$468,094
Preferred stocks unaffiliated		-	8,811	-	8,811	8,921
Mortgage loans, net of allowance		-	-	11,033	11,033	11,033
Policy loans		-	-	6,315	6,315	6,315
Short-term investments		-	7,841	-	7,841	7,841
Total assets		$82,548	$380,682	$30,580	$493,810	$502,204
Liabilities
FHLB advances		$-	-	72,612	$72,612	$72,612
Total liabilities	$	- $	- $	72,612	$72,612	$72,612

1Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. ("Athene") treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank ("FHLB") Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(7)Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act ("the Act") was signed into law and was effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included dividends received deduction, may adversely affect the Company's future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company's best estimates and assumptions at that time. The

Company recorded $718 of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $55 decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

		December 31, 2019
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,394	$88	$27,482
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,394	$88	$27,482
Less: Deferred tax assets nonadmitted	20,526	57	20,583
Net admitted deferred tax assets	$6,868	$31	$6,899
Less: Deferred tax liabilities	21	-	21
Net admitted deferred tax assets	$6,847	$31	$6,878

		December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$22,220	$244	$22,464
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$22,220	$244	$22,464
Less: Deferred tax assets nonadmitted	16,614	73	16,687
Net admitted deferred tax assets	$5,606	$171	$5,777
Less: Deferred tax liabilities	59	40	99
Net admitted deferred tax assets	$5,547	$131	$5,678

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2019	2018	Change
Adjusted gross deferred tax assets	$27,482	$22,464	$5,018
Total deferred tax liabilities	21	99	(78)
Net deferred tax assets	$27,461	$22,365	$5,096
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$5,093

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

		December 31, 2019
(in thousands)	Ordinary		Capital	Total
Federal income taxes recoverable through loss carryback	$-		$31	$31
Adjusted gross deferred tax assets expected to be realized1	6,847		-	6,847
Adjusted gross deferred tax assets offset against existing
gross deferred tax liabilities	21		-	21
Admitted deferred tax assets	$6,868		$31	$6,899

		December 31, 2018
(in thousands)	Ordinary		Capital	Total
Federal income taxes recoverable through loss carryback		$-	$131	$131
Adjusted gross deferred tax assets expected to be realized1	5,547		-	5,547
Adjusted gross deferred tax assets offset against existing
gross deferred tax liabilities	59		40	99
Admitted deferred tax assets	$5,606		$171	$5,777

1Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $6,847 and $5,547, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $46,645 and $36,983 as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 974% and 805% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	1.96%	0.00%	1.96%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company's tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$1,093	$1,263	$(170)
Investments	1	20	(19)
Deferred acquisition costs	20,215	17,411	2,804
Fixed assets	9	6	3
Net operating loss carry-forward	2,587	3,018	(431)
Other	3,489	502	2,987
Subtotal	$27,394	$22,220	$5,174
Nonadmitted	20,526	16,614	3,912
Admitted ordinary deferred tax assets	$6,868	$5,606	$1,262
Capital:
Investments	88	244	(156)
Subtotal	$88	$244	$(156)
Nonadmitted	57	73	(16)
Admitted capital deferred tax assets	$31	$171	$(140)
Admitted deferred tax assets	$6,899	$5,777	$1,122
Deferred tax liabilities
Ordinary:
Investments	$21	$59	$(38)
Subtotal	$21	$59	$(38)
Capital:
Investments	-	40	(40)
Subtotal	$-	$40	$(40)
Deferred tax liabilities	$21	$99	$(78)
Net deferred tax assets	$6,878	$5,678	$1,200

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company's analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize its deferred tax assets.

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the Company's income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2019	2018	2017
Current income tax expense	$972	$21	$2,767
Change in deferred income tax (without tax on unrealized gains and losses)	(5,093)	(3,426)	(7,268)
Total income tax benefit reported	$(4,121)	$(3,405)	$(4,501)

Income before income and capital gains (losses) taxes	$9,534	$6,831	$2,957
Federal statutory tax rate	21%	21%	35%
Expected income tax benefit at statutory tax rate	$2,002	$1,434	$1,035
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(2,032)	(2,235)	(700)
Amortization of interest maintenance reserve	-	(121)	(634)
Penalties	-	-	1
Change in valuation allowance	-	-	(18,717)
Change in non-admitted	(4)	(3)	(2)
Tax-exempt income	(12)	(19)	-
Tax credits	(3,646)	(2,490)	-
Impact of enacted tax law changes1	-	(43)	12,665
Prior period adjustments	-	(145)	1,851
Other	(429)	217	-
Total income tax benefit reported	$(4,121)	$(3,405)	$(4,501)

1 Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2006	2020
Operating loss carry-forwards	$2,053	2007	2021
Operating loss carry-forwards	$2,053	2008	2022
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$965	2018	2028
Foreign tax credits	$2,446	2019	2029

The amount of federal income tax expense available for recoupment in the event of future net losses was $867 and $657 as of December 31, 2019 and 2018, respectively. The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2017.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, JN Financial and its subsidiaries, JNF Advisors, Inc. ("JNA") and Jefferson National Securities Corporation ("JNSC") and it's wholly-owned subsidiary, JNLNY. The Company had a written agreement, approved by the Company's Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its subsidiary JNLNY. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company's borrowings are in the form of advances, thus borrowings follow Statement of Statutory Accounting Principle ("SSAP") No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $4,562 and $3,292 in membership stock and as part of the agreement, purchased and held an additional $1,837 and $2,934 in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $46,117 and $72,612 as of December 31, 2019 and 2018, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $62,446 (0.8% of total admitted assets) as of December 31, 2019 and $79,479 (1.3% of total admitted assets) as of December 31, 2018, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas ("Conseco"). The total reserves transferred under these agreements were $220,487 and $232,481 as of December 31, 2019 and 2018, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $15,245 and $18,584 of its $20,055 and $23,497, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation, for the years ended December 31, 2019 and 2018, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $139,341 and $144,247 as of December 31, 2019 and 2018, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds was reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts was on a coinsurance basis. The reinsurance on the separate account portion of these contracts was on a modified coinsurance basis upon which the Company maintained possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method. Effective November 30, 2018, the Company recaptured all contracts and terminated the reinsurance agreement with SRUS. The Company received cash consideration of approximately $54,872, which was equal to the net reserves at the time of the recapture.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(10)Transactions with Affiliates

Effective July 1, 2006, the Company entered into a service agreement with JN Financial, which covered certain general and administrative expenses. As of March 1, 2017, the Company was added to the Third Amended & Restated Cost Sharing Agreement by and among Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2019, 2018 and 2017, the Company's operating expenses allocated under these agreements and reflected in the accompanying statutory basis statements of operations were $20,666, $23,087 and $21,654, respectively.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, JNSC. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2019, 2018 and 2017 under these agreements was $1,487, $2,575 and $2,409, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNA. Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products. On March 1, 2017, concurrent with NLIC's acquisition of JN Financial, JNA's management advisory services agreement was terminated by operation of law. Subsequently, JNA withdrew its investment advisor registration with the U.S. Securities and Exchange Commission. Effective December 31, 2019, JNA was merged into the parent company, JN Financial.

Amounts on deposit with NCMC for the benefit of the Company were $7,366 and $7,841 as of December 31, 2019 and 2018, respectively.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

(11)Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company's financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these mutual guarantees.

31

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital ("RBC") model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company's total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer's board of directors. The Company's statutory capital and surplus as of December 31, 2019 was $52,337, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2019 was $9,341. As of January 1, 2020, the Company had the ability to pay dividends of $5,163 without obtaining prior regulatory approval.

32

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule I	Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019 (in thousands)

Column A	Column B	Column C	Column D
			Amount at which is
			shown in the statutory
			statements of admitted
		Fair	assets, liabilities,
Type of investment	Cost	value	capital and surplus
Bonds:
U.S government and agencies	$10,918	$11,249	$10,918
Obligations of states and political subdivisions	14,994	15,930	14,994
Public utilities	22,307	23,630	22,307
All other corporate, mortgage-backed and asset-backed
securities	388,687	415,639	388,687
Total bonds	$436,906	$466,448	$436,906
Common stocks:
Banks, trust and insurance companies	6,399	6,399	6,399
Nonredeemable preferred stocks	8,421	9,231	8,421
Total stocks	$14,820	$15,630	$14,820
Mortgage loans	8,911		8,911
Cash, cash equivalents and short-term investments	31,397		31,397
Policy loans	5,964		5,741	1
Total invested assets	$497,998		$497,775	2

1Difference from Column B is due to $223 of policy loans classified as nonadmitted assets.

2Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,712 is excluded from common stocks, as JNLNY is a related party.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

33

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule IV	Reinsurance

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2019
Life insurance in force	$1,182,386	$(1,182,235)	$-	$151	-
Life insurance premiums1	$13,974	$(13,974)	$-	$-	-

2018
Life insurance in force	$1,284,857	$(1,284,706)	$-	$151	-
Life insurance premiums1	$14,414	$(14,414)	$-	$-	-

2017
Life insurance in force	$1,366,710	$(1,366,710)	$-	$-	-
Life insurance premiums1	$15,856	$(15,856)	$-	$-	-

1Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

34

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2019
Valuation allowances - net deferred tax assets	-	-	-	-	-

2018
Valuation allowances - net deferred tax assets	-	-	-	-	-

2017
Valuation allowances - net deferred tax assets	18,717	-	(18,717)	-	-

See accompanying notes to statutory financial statements and report of independent registered public accounting firm

35

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Jefferson National Life Annuity Account G:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Jefferson National Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(b)	Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Underwriting Agreement.
(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment to Principal Underwriter’s Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of Selling Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(4)	Variable Annuity Contracts.
1

(a)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of Group Contract - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(c)	Form of Group Certificate - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(d)	Form of Endorsement Amending MVA Provision - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(e)	Form of IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(f)	Form of Roth IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(g)	Form of JSA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(h)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(i)	Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(j)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.

(k)	Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(l)	Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(m)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(n)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

2

(o)	Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(p)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(q)	Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(r)	Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(s)	Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(t)	Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(5)	Applications.
(a)	Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(c)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(d)	Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(e)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(f)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(g)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(h)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

3

(6)	Certificates of Incorporation.
(a)	Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(7)	Not Applicable.
(8)	Participation Agreements.
(a)
(i)	Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(b)
(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.

(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.
4

(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(c)
(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(d)
(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

5

(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(e)
6

(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(f)
(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

7

(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(g)
(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(h)
(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

8

(v)	Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(i)
(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)	Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(j)
(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.

(k)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

9

(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.

(x)	Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.

(l)
10

(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Allianz Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.

(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(viii)	Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 24, 2015 and hereby incorporated by reference.

(m)
(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

11

(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 28, 2009 and hereby incorporated by reference.

(n)
(i)	Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(o)
(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

12

(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(p)
(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(iv)	Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

13

(v)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(q)
(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.

(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(r)
(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

14

(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference

(s)
(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(t)
(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.
15

(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(vi)	Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(u)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(w)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

16

(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(x)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)	Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(y)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

17

(z)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(aa)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(bb)
(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(iv)	Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 20 (333-124048) on February 7, 2019 and hereby incorporated by reference.

(cc)
(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

18

(dd)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(iii)	Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ee)
(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ff)
(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference

(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)	Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)	Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(gg)
19

(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(hh)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(ii)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(jj)
(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated 2009 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 28, 2010 and hereby incorporated by reference.

(kk)
(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)	Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ll)
(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

20

(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(mm)
(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)	Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)	Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(nn)
(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

21

(iv)	Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(oo)
(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(pp)
(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(qq)
(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(rr)
(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ss)
(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(tt)
(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(uu)
22

(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ii)	Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(vv)
(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ww)
(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(xx)
(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(yy)
(i)	Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(zz)
(i)	Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(aaa)
(i)	Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(bbb)
(i)	Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.
23

(ii)	Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(ccc)
(i)	Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ii)	Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ddd)
(i)	Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(eee)
(i)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(fff)
(i)	Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ggg)
(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.
24

(hhh)
(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(iii)
(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(jjj)
(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(kkk)
(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(lll)
(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(mmm)
(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(nnn)
(i)	Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 7, 2019 and hereby incorporated by reference.

(9)	Opinion and Consent of Counsel – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

25

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
Chairman of the Board	John L. Carter
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President – Annuities Marketing	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President – Integrated Relationship Strategies	Rondal L. Ransom
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	Eric S. Henderson
Director	Timothy G. Frommeyer

(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
26

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
27

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
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Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 2,055 and 21,635 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Secretary	Kathy R. Richards*
Associate Vice President and Treasurer and Director	Joseph F. Vap
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
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Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.
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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2020.
Jefferson National Life Annuity Account G
(Registrant)
Jefferson National Life Insurance Company
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 27, 2020.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director

By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
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